UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3010

Fidelity Advisor Series VII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2007

Item 1. Reports to Stockholders

Fidelity Advisor

Focus Funds®

Class A, Class T, Class B and Class C

Biotechnology

Communications Equipment (formerly Developing Communications)

Consumer Discretionary (formerly Consumer Industries)

Electronics

Energy (formerly Natural Resources)

Financial Services

Health Care

Industrials (formerly Cyclical Industries)

Technology

Utilities (formerly Telecommunications
& Utilities Growth)

Semiannual Report

January 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Biotechnology	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Communications Equipment	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Consumer Discretionary	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Electronics	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Energy	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Financial Services	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Health Care	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Industrials	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Technology	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Utilities	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Advisor Biotechnology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Class A
Actual	$ 1,000.00	$ 1,101.30	$ 7.41
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 7.12
Class T
Actual	$ 1,000.00	$ 1,099.90	$ 8.73
HypotheticalA	$ 1,000.00	$ 1,016.89	$ 8.39
Class B
Actual	$ 1,000.00	$ 1,098.20	$ 11.37
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Class C
Actual	$ 1,000.00	$ 1,098.20	$ 11.37
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class
Actual	$ 1,000.00	$ 1,104.20	$ 6.10
HypotheticalA	$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Institutional Class	1.15%

Semiannual Report

Advisor Biotechnology Fund

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Amgen, Inc.	13.0	5.5
Genentech, Inc.	12.5	6.4
Gilead Sciences, Inc.	11.0	6.2
Biogen Idec, Inc.	6.8	6.8
Cephalon, Inc.	4.4	4.4
Celgene Corp.	4.2	7.9
Genzyme Corp.	4.1	5.8
MedImmune, Inc.	4.0	3.2
Vertex Pharmaceuticals, Inc.	3.0	3.1
Alexion Pharmaceuticals, Inc.	2.8	2.4
	65.8
Top Industries (% of fund's net assets)
As of January 31, 2007
Biotechnology	88.5%
Pharmaceuticals	7.4%
Life Sciences Tools & Services	2.7%
Health Care Equipment & Supplies	1.4%
Health Care Providers & Services	0.1%
All Others*	(0.1)%(dagger)

(dagger) Short-term investments and net other assets are not included in the pie chart.

As of July 31, 2006
Biotechnology	76.6%
Life Sciences Tools & Services	11.0%
Pharmaceuticals	9.9%
Health Care Equipment & Supplies	2.2%
Health Care Providers & Services	0.2%
All Others*	0.1%

* Includes short-term investments and net other assets.

Biotechnology

Advisor Biotechnology Fund

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 88.5%
Biotechnology - 88.5%
Acadia Pharmaceuticals, Inc. (a)	21,800	$ 156,088
Acorda Therapeutics, Inc.	5,600	96,824
Affymax, Inc. (a)	1,500	55,260
Alexion Pharmaceuticals, Inc. (a)	40,200	1,671,114
Alkermes, Inc. (a)	41,640	621,269
Alnylam Pharmaceuticals, Inc. (a)	10,000	211,800
Altus Pharmaceuticals, Inc.	6,212	113,183
Amgen, Inc. (a)	111,310	7,832,882
Amylin Pharmaceuticals, Inc. (a)	35,002	1,357,378
Arena Pharmaceuticals, Inc. (a)	10,800	137,916
ARIAD Pharmaceuticals, Inc. (a)	26,053	133,391
Biogen Idec, Inc. (a)	84,834	4,100,876
BioMarin Pharmaceutical, Inc. (a)	6,624	125,459
Celgene Corp. (a)	46,808	2,512,653
Cephalon, Inc. (a)	36,399	2,635,652
Combinatorx, Inc. (a)	12,700	106,172
Cubist Pharmaceuticals, Inc. (a)	12,500	230,000
CV Therapeutics, Inc. (a)	13,400	180,766
Cytos Biotechnology AG (a)	636	70,312
Emergent BioSolutions, Inc.	15,710	237,064
Encysive Pharmaceuticals, Inc. (a)	13,200	44,220
Genentech, Inc. (a)	86,800	7,583,716
Genomic Health, Inc. (a)	7,900	180,278
Genzyme Corp. (a)	37,520	2,466,190
Gilead Sciences, Inc. (a)	103,300	6,644,256
GTx, Inc. (a)	9,400	174,840
Human Genome Sciences, Inc. (a)	90,230	1,062,909
Infinity Pharmaceuticals, Inc. (a)	1,899	27,668
Isis Pharmaceuticals, Inc. (a)	31,900	331,441
Ligand Pharmaceuticals, Inc. Class B (a)	10,400	135,096
MannKind Corp. (a)	23,300	385,848
Martek Biosciences (a)	8,000	186,480
Medarex, Inc. (a)	64,285	865,919
MedImmune, Inc. (a)	70,000	2,426,200
Momenta Pharmaceuticals, Inc. (a)	11,308	218,131
Myriad Genetics, Inc. (a)	20,044	716,373
Neurocrine Biosciences, Inc. (a)	17,365	242,763
Novacea, Inc.	4,500	31,365
OSI Pharmaceuticals, Inc. (a)	43,500	1,479,870
PDL BioPharma, Inc. (a)	51,500	1,056,265
Pharmion Corp. (a)	17,600	560,560
Regeneron Pharmaceuticals, Inc. (a)	22,499	447,505
Savient Pharmaceuticals, Inc. (a)	19,094	285,073
Theravance, Inc. (a)	19,000	652,080
Trubion Pharmaceuticals, Inc.	4,700	97,948
United Therapeutics Corp. (a)	7,703	412,881
Vanda Pharmaceuticals, Inc.	4,300	128,441
Vertex Pharmaceuticals, Inc. (a)	51,700	1,827,595

	Shares	Value (Note 1)
ViaCell, Inc. (a)	500	$ 2,790
Zymogenetics, Inc. (a)	13,500	215,325
		53,476,085
HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
Health Care Equipment - 1.0%
Clinical Data, Inc. (a)	2,459	45,885
IntraLase Corp. (a)	300	7,380
Quidel Corp. (a)	39,800	540,882
		594,147
Health Care Supplies - 0.4%
Gen-Probe, Inc. (a)	4,723	244,274
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		838,421
HEALTH CARE PROVIDERS & SERVICES - 0.1%
Health Care Services - 0.1%
Oracle Healthcare Acquisition Corp. unit	9,600	83,040
LIFE SCIENCES TOOLS & SERVICES - 2.7%
Life Sciences Tools & Services - 2.7%
Advanced Magnetics, Inc. (a)	1,000	60,930
Applera Corp. - Celera Genomics Group (a)	39,700	629,642
Exelixis, Inc. (a)	39,500	387,100
QIAGEN NV (a)	31,800	549,186
		1,626,858
PHARMACEUTICALS - 7.4%
Pharmaceuticals - 7.4%
Akorn, Inc. (a)	19,800	121,374
Cardiome Pharma Corp. (a)	2,600	29,692
Catalyst Pharmaceutical Partners, Inc.	10,200	65,280
Cypress Bioscience, Inc. (a)	19,200	158,592
Elan Corp. PLC sponsored ADR (a)	66,500	827,925
New River Pharmaceuticals, Inc. (a)	27,078	1,513,660
Pozen, Inc. (a)	2,000	33,820
Sepracor, Inc. (a)	25,096	1,431,978
Somaxon Pharmaceuticals, Inc. (a)	2,200	29,238
Xenoport, Inc. (a)	11,600	276,544
		4,488,103
TOTAL COMMON STOCKS (Cost $55,179,377)		60,512,507
Money Market Funds - 0.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.35% (b) (Cost $242,169)	242,169	$ 242,169
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $55,421,546)	60,754,676
NET OTHER ASSETS - (0.5)%	(300,592)
NET ASSETS - 100%	$ 60,454,084
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,203
Fidelity Securities Lending Cash Central Fund	24,633
Total	$ 40,836
Income Tax Information
At July 31, 2006, the fund had a capital loss carryforward of approximately $6,990,407 all of which will expire on July 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Advisor Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $55,179,377)	$ 60,512,507
Fidelity Central Funds (cost $242,169)	242,169
Total Investments (cost $55,421,546)		$ 60,754,676
Receivable for investments sold		273,493
Receivable for fund shares sold		102,648
Interest receivable		1,996
Prepaid expenses		258
Other receivables		4,886
Total assets		61,137,957

Liabilities
Payable for investments purchased	$ 282,922
Payable for fund shares redeemed	268,666
Accrued management fee	30,822
Distribution fees payable	34,424
Other affiliated payables	21,175
Other payables and accrued expenses	45,864
Total liabilities		683,873

Net Assets		$ 60,454,084
Net Assets consist of:
Paid in capital		$ 57,381,415
Accumulated net investment loss		(502,295)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,758,166)
Net unrealized appreciation (depreciation) on investments		5,333,130
Net Assets		$ 60,454,084

Statement of Assets and Liabilities - continued

January 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($14,381,708 ÷ 1,917,263 shares)	$ 7.50

Maximum offering price per share (100/94.25 of $7.50)	$ 7.96
Class T: Net Asset Value and redemption price per share ($15,063,224 ÷ 2,039,733 shares)	$ 7.38

Maximum offering price per share (100/96.50 of $7.38)	$ 7.65
Class B: Net Asset Value and offering price per share ($15,215,157 ÷ 2,125,677 shares)A	$ 7.16

Class C: Net Asset Value and offering price per share ($14,572,421 ÷ 2,035,380 shares)A	$ 7.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,221,574 ÷ 160,114 shares)	$ 7.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Biotechnology Fund
Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2007 (Unaudited)

Investment Income
Dividends		$ 2,116
Interest		53
Income from Fidelity Central Funds (including $24,633 from security lending)		40,836
Total income		43,005

Expenses
Management fee	$ 168,407
Transfer agent fees	121,479
Distribution fees	203,364
Accounting and security lending fees	13,822
Custodian fees and expenses	5,956
Independent trustees' compensation	100
Registration fees	40,158
Audit	22,061
Legal	837
Miscellaneous	21,020
Total expenses before reductions	597,204
Expense reductions	(51,904)	545,300
Net investment income (loss)		(502,295)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,225,855
Foreign currency transactions	(10)
Total net realized gain (loss)		6,225,845
Change in net unrealized appreciation (depreciation) on investment securities		(60,069)
Net gain (loss)		6,165,776
Net increase (decrease) in net assets resulting from operations		$ 5,663,481

Statement of Changes in Net Assets

	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (502,295)	$ (1,015,236)
Net realized gain (loss)	6,225,845	1,447,883
Change in net unrealized appreciation (depreciation)	(60,069)	(1,063,236)
Net increase (decrease) in net assets resulting from operations	5,663,481	(630,589)
Share transactions - net increase (decrease)	(1,549,589)	1,061,142
Redemption fees	534	8,381
Total increase (decrease) in net assets	4,114,426	438,934

Net Assets
Beginning of period	56,339,658	55,900,724
End of period (including accumulated net investment loss of $502,295 and $0, respectively)	$ 60,454,084	$ 56,339,658

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Financial Highlights - Class A

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 6.81	$ 6.80	$ 6.00	$ 5.94	$ 4.39	$ 7.09
Income from Investment Operations
Net investment income (loss) E	(.05)	(.09)	(.08) H	(.09)	(.05)	(.07)
Net realized and unrealized gain (loss)	.74	.10	.88	.15	1.60	(2.64)
Total from investment operations	.69	.01	.80	.06	1.55	(2.71)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 7.50	$ 6.81	$ 6.80	$ 6.00	$ 5.94	$ 4.39
Total Return B,C,D	10.13%	.15%	13.33%	1.01%	35.31%	(38.08)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.57% A	1.48%	1.56%	1.68%	2.04%	1.99%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.45%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.40% A	1.37%	1.43%	1.48%	1.47%	1.46%
Net investment income (loss)	(1.25)% A	(1.29)%	(1.36)% H	(1.38)%	(1.11)%	(1.19)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,382	$ 12,539	$ 11,022	$ 10,197	$ 7,718	$ 4,657
Portfolio turnover rate G	106% A	62%	30%	50%	71%	113%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.37)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 6.71	$ 6.72	$ 5.95	$ 5.90	$ 4.37	$ 7.07
Income from Investment Operations
Net investment income (loss) E	(.05)	(.11)	(.10) H	(.10)	(.06)	(.09)
Net realized and unrealized gain (loss)	.72	.10	.87	.15	1.59	(2.62)
Total from investment operations	.67	(.01)	.77	.05	1.53	(2.71)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 7.38	$ 6.71	$ 6.72	$ 5.95	$ 5.90	$ 4.37
Total Return B,C,D	9.99%	(.15)%	12.94%	.85%	35.01%	(38.19)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.89% A	1.79%	1.93%	2.10%	2.39%	2.27%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.70%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.65% A	1.62%	1.68%	1.73%	1.72%	1.72%
Net investment income (loss)	(1.50)% A	(1.54)%	(1.61)% H	(1.63)%	(1.36)%	(1.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,063	$ 13,808	$ 14,177	$ 13,367	$ 10,281	$ 6,861
Portfolio turnover rate G	106% A	62%	30%	50%	71%	113%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.61)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 6.52	$ 6.56	$ 5.84	$ 5.82	$ 4.33	$ 7.05
Income from Investment Operations
Net investment income (loss) E	(.07)	(.14)	(.13) H	(.13)	(.09)	(.12)
Net realized and unrealized gain (loss)	.71	.10	.85	.15	1.58	(2.61)
Total from investment operations	.64	(.04)	.72	.02	1.49	(2.73)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 7.16	$ 6.52	$ 6.56	$ 5.84	$ 5.82	$ 4.33
Total Return B,C,D	9.82%	(.61)%	12.33%	.34%	34.41%	(38.58)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.31% A	2.23%	2.33%	2.46%	2.78%	2.74%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.19%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.15% A	2.12%	2.18%	2.22%	2.22%	2.22%
Net investment income (loss)	(2.00)% A	(2.04)%	(2.11)% H	(2.12)%	(1.86)%	(1.95)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,215	$ 14,938	$ 16,921	$ 16,819	$ 15,154	$ 10,218
Portfolio turnover rate G	106% A	62%	30%	50%	71%	113%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.11)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 6.52	$ 6.57	$ 5.84	$ 5.82	$ 4.33	$ 7.05
Income from Investment Operations
Net investment income (loss) E	(.07)	(.14)	(.13) H	(.13)	(.09)	(.12)
Net realized and unrealized gain (loss)	.71	.09	.86	.15	1.58	(2.61)
Total from investment operations	.64	(.05)	.73	.02	1.49	(2.73)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 7.16	$ 6.52	$ 6.57	$ 5.84	$ 5.82	$ 4.33
Total Return B,C,D	9.82%	(.76)%	12.50%	.34%	34.41%	(38.58)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.27% A	2.17%	2.24%	2.31%	2.58%	2.57%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.19%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.15% A	2.12%	2.18%	2.23%	2.22%	2.22%
Net investment income (loss)	(2.00)% A	(2.04)%	(2.11)% H	(2.13)%	(1.86)%	(1.95)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,572	$ 13,787	$ 12,538	$ 13,215	$ 10,493	$ 8,204
Portfolio turnover rate G	106% A	62%	30%	50%	71%	113%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.11)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Financial Highlights - Institutional Class

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 6.91	$ 6.89	$ 6.06	$ 5.97	$ 4.40	$ 7.09
Income from Investment Operations
Net investment income (loss) D	(.04)	(.07)	(.06) G	(.06)	(.04)	(.06)
Net realized and unrealized gain (loss)	.76	.09	.89	.15	1.61	(2.64)
Total from investment operations	.72	.02	.83	.09	1.57	(2.70)
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 7.63	$ 6.91	$ 6.89	$ 6.06	$ 5.97	$ 4.40
Total Return B,C	10.42%	.29%	13.70%	1.51%	35.68%	(37.94)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.16% A	1.05%	1.10%	1.16%	1.37%	1.41%
Expenses net of fee waivers, if any	1.15% A	1.05%	1.10%	1.16%	1.25%	1.25%
Expenses net of all reductions	1.15% A	1.03%	1.09%	1.14%	1.22%	1.22%
Net investment income (loss)	(1.00)% A	(.94)%	(1.02)% G	(1.04)%	(.86)%	(.94)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,222	$ 1,268	$ 1,243	$ 1,146	$ 1,153	$ 857
Portfolio turnover rate F	106% A	62%	30%	50%	71%	113%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Biotechnology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available,

are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Biotechnology

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 7,897,813
Unrealized depreciation	(3,392,840)
Net unrealized appreciation (depreciation)	$ 4,504,973
Cost for federal income tax purposes	$ 56,249,703

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. Prior to October 1, 2006, shares held in the Fund less than 60 days were subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $31,332,854 and $33,249,699, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 17,345	$ 709
Class T	.25%	.25%	36,916	-
Class B	.75%	.25%	77,438	58,079
Class C	.75%	.25%	71,665	15,976
			$ 203,364	$ 74,764

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,774
Class T	4,607
Class B*	21,614
Class C*	2,300
$ 36,295

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 28,147.41
Class T	35,126.48
Class B	30,984.40
Class C	25,602.36
Institutional Class	1,620.25
	$ 121,479

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Biotechnology

4. Fees and Other Transactions with Affiliates - continued

Investments in Fidelity Central Funds - continued

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company, FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $161 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $74 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 11,679
Class T	1.65%	17,659
Class B	2.15%	12,579
Class C	2.15%	8,601
Institutional Class	1.15%	75
		$ 50,593

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,311 for the period.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other - continued

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2007	Year ended July 31, 2006	Six months ended January 31, 2007	Year ended July 31, 2006
Class A
Shares sold	381,291	802,915	$ 2,745,225	$ 5,733,744
Shares redeemed	(305,892)	(581,094)	(2,256,107)	(4,036,446)
Net increase (decrease)	75,399	221,821	$ 489,118	$ 1,697,298
Class T
Shares sold	258,991	587,840	$ 1,862,572	$ 4,097,337
Shares redeemed	(276,896)	(638,853)	(2,000,033)	(4,417,619)
Net increase (decrease)	(17,905)	(51,013)	$ (137,461)	$ (320,282)
Class B
Shares sold	167,375	419,648	$ 1,142,065	$ 2,840,429
Shares redeemed	(332,781)	(706,101)	(2,328,723)	(4,753,466)
Net increase (decrease)	(165,406)	(286,453)	$ (1,186,658)	$ (1,913,037)
Class C
Shares sold	191,419	744,203	$ 1,344,429	$ 5,179,930
Shares redeemed	(270,075)	(539,467)	(1,881,167)	(3,621,319)
Net increase (decrease)	(78,656)	204,736	$ (536,738)	$ 1,558,611
Institutional Class
Shares sold	8,890	94,904	$ 66,068	$ 686,802
Shares redeemed	(32,127)	(92,008)	(243,918)	(648,250)
Net increase (decrease)	(23,237)	2,896	$ (177,850)	$ 38,552

Biotechnology

Advisor Communications Equipment Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period * August 1, 2006 to January 31, 2007
Class A
Actual	$ 1,000.00	$ 1,146.80	$ 7.58
Hypothetical A	$ 1,000.00	$ 1,018.15	$ 7.12
Class T
Actual	$ 1,000.00	$ 1,146.00	$ 8.93
Hypothetical A	$ 1,000.00	$ 1,016.89	$ 8.39
Class B
Actual	$ 1,000.00	$ 1,143.10	$ 11.61
Hypothetical A	$ 1,000.00	$ 1,014.37	$ 10.92
Class C
Actual	$ 1,000.00	$ 1,143.10	$ 11.61
Hypothetical A	$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class
Actual	$ 1,000.00	$ 1,150.20	$ 6.23
Hypothetical A	$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Institutional Class	1.15%

Semiannual Report

Advisor Communications Equipment Fund

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
QUALCOMM, Inc.	20.0	7.8
Cisco Systems, Inc.	10.2	0.0
Comverse Technology, Inc.	7.7	5.5
Research In Motion Ltd.	6.2	1.8
Motorola, Inc.	4.5	7.0
Corning, Inc.	4.2	8.4
Powerwave Technologies, Inc.	3.9	0.9
F5 Networks, Inc.	3.6	2.3
Juniper Networks, Inc.	3.5	2.4
Sonus Networks, Inc.	2.4	1.0
	66.2
Top Industries (% of fund's net assets)
As of January 31, 2007
Communications Equipment	80.5%
Semiconductors & Semiconductor Equipment	6.3%
Software	4.0%
Internet Software & Services	2.4%
Wireless Telecommunication Services	2.2%
All Others *	4.6%

As of July 31, 2006
Communications Equipment	62.3%
Semiconductors & Semiconductor Equipment	12.1%
Wireless Telecommunication Services	8.2%
Internet Software & Services	5.3%
Computers & Peripherals	3.3%
All Others *	8.8%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Communications Equipment

Advisor Communications Equipment Fund

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 1.1%
Diversified Commercial & Professional Services - 1.1%
Tele Atlas NV (a)	5,400	$ 111,554
COMMUNICATIONS EQUIPMENT - 80.3%
Communications Equipment - 80.3%
3Com Corp. (a)	7,700	30,030
Acme Packet, Inc.	100	1,588
ADC Telecommunications, Inc. (a)	3,900	62,946
Adtran, Inc.	3,183	70,535
ADVA AG Optical Networking (a)	7,013	76,596
Alcatel-Lucent SA sponsored ADR	8,803	114,439
Alvarion Ltd. (a)	3,200	20,768
AudioCodes Ltd. (a)	20,800	205,920
Avanex Corp. (a)	11,600	24,708
Bookham, Inc. (a)	18,772	54,439
Ceragon Networks Ltd. (a)	100	598
Ciena Corp. (a)	5,707	160,310
Cisco Systems, Inc. (a)	40,000	1,063,600
Comtech Group, Inc. (a)	7,601	125,112
Comverse Technology, Inc. (a)	41,606	805,076
Corning, Inc. (a)	21,200	441,808
ECI Telecom Ltd. (a)	5,700	48,564
F5 Networks, Inc. (a)	5,200	371,488
Foundry Networks, Inc. (a)	9,000	130,230
Foxconn International Holdings Ltd. (a)	2,000	5,981
Ixia (a)	2,963	28,000
JDS Uniphase Corp. (a)	4,600	81,788
Juniper Networks, Inc. (a)	20,150	365,118
Motorola, Inc.	23,500	466,475
Nortel Networks Corp. (a)	2,000	53,680
Orckit Communications Ltd. (a)	3,800	37,259
Powerwave Technologies, Inc. (a)	70,600	412,304
QUALCOMM, Inc.	55,300	2,082,599
Research In Motion Ltd. (a)	5,040	644,011
Riverstone Networks, Inc. (a)	30,300	0
Sonus Networks, Inc. (a)	35,304	255,601
Symmetricom, Inc. (a)	8,145	69,558
Tekelec (a)	4,600	70,840
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	22	875
		8,382,844
COMPUTERS & PERIPHERALS - 1.4%
Computer Hardware - 1.2%
Compal Electronics, Inc.	5,670	5,123
Concurrent Computer Corp. (a)	77,917	116,876
NEC Corp. sponsored ADR	90	455
		122,454
Computer Storage & Peripherals - 0.2%
SanDisk Corp. (a)	610	24,522
TOTAL COMPUTERS & PERIPHERALS		146,976

	Shares	Value (Note 1)
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
Alternative Carriers - 0.4%
Level 3 Communications, Inc. (a)	5,900	$ 36,639
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Energy Conversion Devices, Inc. (a)	300	10,335
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.9%
Electronic Equipment & Instruments - 0.6%
Chi Mei Optoelectronics Corp.	7,911	7,712
HannStar Display Corp. (a)	58,000	10,128
Nippon Electric Glass Co. Ltd.	2,000	47,728
		65,568
Electronic Manufacturing Services - 0.3%
Molex, Inc.	500	14,695
Trimble Navigation Ltd. (a)	300	16,974
		31,669
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		97,237
INTERNET SOFTWARE & SERVICES - 2.4%
Internet Software & Services - 2.4%
aQuantive, Inc. (a)	1,000	26,800
Openwave Systems, Inc. (a)	18,107	159,704
RADVision Ltd. (a)	3,150	61,520
		248,024
MEDIA - 0.0%
Publishing - 0.0%
Gemstar-TV Guide International, Inc. (a)	104	420
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.3%
Semiconductor Equipment - 0.2%
EMCORE Corp. (a)	5,800	23,664
Semiconductors - 6.1%
Actel Corp. (a)	451	8,055
Advanced Analogic Technologies, Inc. (a)	6,000	34,020
AMIS Holdings, Inc. (a)	5,900	61,006
Applied Micro Circuits Corp. (a)	11,032	37,950
Conexant Systems, Inc. (a)	12,800	23,808
Cree, Inc. (a)	1,100	16,918
CSR PLC (a)	2,000	26,760
Exar Corp. (a)	143	1,873
Intersil Corp. Class A	2,000	47,120
Marvell Technology Group Ltd. (a)	1,200	21,948
Microsemi Corp. (a)	449	8,172
Microtune, Inc. (a)	6,800	34,136
Mindspeed Technologies, Inc. (a)	12,509	24,643
MIPS Technologies, Inc. (a)	1,398	11,631
Netlogic Microsystems, Inc. (a)	1,400	33,432
Pericom Semiconductor Corp. (a)	1,700	16,949
Pixelplus Co. Ltd. sponsored ADR (a)	3,600	5,796
PLX Technology, Inc. (a)	1,400	14,224
Common Stocks - continued
	Shares	Value (Note 1)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Sigma Designs, Inc. (a)	2,473	$ 59,871
Silicon Motion Technology Corp. sponsored ADR (a)	1,800	33,174
Silicon On Insulator Technologies SA (SOITEC) (a)	2,100	61,638
Silicon Storage Technology, Inc. (a)	1,200	5,976
SiRF Technology Holdings, Inc. (a)	200	5,872
Skyworks Solutions, Inc. (a)	4,100	26,937
Transmeta Corp. (a)	5,800	5,336
Vimicro International Corp. sponsored ADR (a)	700	6,629
		633,874
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		657,538
SOFTWARE - 4.0%
Application Software - 2.2%
NAVTEQ Corp. (a)	2,100	74,508
Ulticom, Inc. (a)	18,198	155,593
		230,101
Home Entertainment Software - 0.3%
Ubisoft Entertainment SA (a)	800	32,167
Systems Software - 1.5%
Allot Communications Ltd.	300	3,126
Sandvine Corp. (U.K.)	58,300	119,127
Wind River Systems, Inc. (a)	2,800	27,776
		150,029
TOTAL SOFTWARE		412,297
WIRELESS TELECOMMUNICATION SERVICES - 2.2%
Wireless Telecommunication Services - 2.2%
Harris Stratex Networks, Inc. (a)	3,075	67,589
MTN Group Ltd.	3,800	45,619

	Shares	Value (Note 1)
NII Holdings, Inc. (a)	300	$ 22,140
Philippine Long Distance Telephone Co. sponsored ADR	900	47,358
Vimpel Communications sponsored ADR (a)	600	51,258
		233,964
TOTAL COMMON STOCKS (Cost $11,309,267)		10,337,828
Convertible Bonds - 0.2%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13 (Cost $20,000)	$ 20,000	18,518
Money Market Funds - 1.0%
	Shares
Fidelity Cash Central Fund, 5.35% (b) (Cost $108,380)	108,380	108,380
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $11,437,647)		10,464,726
NET OTHER ASSETS - (0.3)%		(29,505)
NET ASSETS - 100%		$ 10,435,221
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,455
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.6%
Canada	7.9%
Israel	3.6%
France	2.0%
Netherlands	1.1%
Others (individually less than 1%)	3.8%
100.0%
Income Tax Information
At July 31, 2006, the fund had a capital loss carryforward of approximately $359,916 all of which will expire on July 31, 2013.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Communications Equipment Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $11,329,267)	$ 10,356,346
Fidelity Central Funds (cost $108,380)	108,380
Total Investments (cost $11,437,647)		$ 10,464,726
Receivable for investments sold		95,465
Receivable for fund shares sold		2,265
Interest receivable		627
Prepaid expenses		52
Receivable from investment adviser for expense reductions		4,458
Other receivables		3,965
Total assets		10,571,558

Liabilities
Payable for fund shares redeemed	$ 93,334
Accrued management fee	5,028
Distribution fees payable	5,568
Other affiliated payables	3,941
Other payables and accrued expenses	28,466
Total liabilities		136,337

Net Assets		$ 10,435,221
Net Assets consist of:
Paid in capital		$ 11,714,821
Accumulated net investment loss		(78,766)
Accumulated undistributed net realized gain (loss) on investments		(227,913)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(972,921)
Net Assets		$ 10,435,221

Statement of Assets and Liabilities - continued

January 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,771,360 ÷ 331,330 shares)	$ 8.36

Maximum offering price per share (100/94.25 of $8.36)	$ 8.87
Class T: Net Asset Value and redemption price per share ($3,099,462 ÷ 376,101 shares)	$ 8.24

Maximum offering price per share (100/96.50 of $8.24)	$ 8.54
Class B: Net Asset Value and offering price per share ($2,239,424 ÷ 280,162 shares)A	$ 7.99

Class C: Net Asset Value and offering price per share ($2,047,368 ÷ 256,223 shares)A	$ 7.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($277,607 ÷ 32,676 shares)	$ 8.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Communications Equipment

Statement of Operations

	Six months ended January 31, 2007 (Unaudited)

Investment Income
Dividends		$ 13,296
Interest		123
Income from Fidelity Central Funds		4,455
Total income		17,874

Expenses
Management fee	$ 30,968
Transfer agent fees	23,591
Distribution fees	33,716
Accounting fees and expenses	2,245
Custodian fees and expenses	3,231
Independent trustees' compensation	19
Registration fees	43,555
Audit	22,626
Legal	296
Miscellaneous	4,597
Total expenses before reductions	164,844
Expense reductions	(68,204)	96,640
Net investment income (loss)		(78,766)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		299,026
Change in net unrealized appreciation (depreciation) on: Investment securities	1,293,253
Assets and liabilities in foreign currencies	5
Total change in net unrealized appreciation (depreciation)		1,293,258
Net gain (loss)		1,592,284
Net increase (decrease) in net assets resulting from operations		$ 1,513,518

Statement of Changes in Net Assets

	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (78,766)	$ (181,630)
Net realized gain (loss)	299,026	2,011,059
Change in net unrealized appreciation (depreciation)	1,293,258	(2,915,095)
Net increase (decrease) in net assets resulting from operations	1,513,518	(1,085,666)
Share transactions - net increase (decrease)	(1,708,705)	1,243,705
Redemption fees	149	3,257
Total increase (decrease) in net assets	(195,038)	161,296

Net Assets
Beginning of period	10,630,259	10,468,963
End of period (including accumulated net investment loss of $78,766 and $0, respectively)	$ 10,435,221	$ 10,630,259

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 7.29	$ 7.70	$ 6.53	$ 5.57	$ 3.96	$ 8.40
Income from Investment Operations
Net investment income (loss) E	(.04)	(.09)	(.07)	(.09)	(.04)	(.05)
Net realized and unrealized gain (loss)	1.11	(.32)	1.24	1.01	1.65	(4.40)
Total from investment operations	1.07	(.41)	1.17	.92	1.61	(4.45)
Redemption fees added to paid in capital E	- I	- I	- I	.04	- I	.01
Net asset value, end of period	$ 8.36	$ 7.29	$ 7.70	$ 6.53	$ 5.57	$ 3.96
Total Return B, C, D	14.68%	(5.32)%	17.92%	17.24%	40.66%	(52.86)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.61% A	2.13%	2.32%	2.38%	6.13%	4.97%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.45%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.40% A	1.32%	1.28%	1.35%	1.36%	1.40%
Net investment income (loss)	(1.07)% A	(1.05)%	(.92)%	(1.18)%	(.82)%	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,771	$ 3,145	$ 2,406	$ 3,480	$ 970	$ 371
Portfolio turnover rate G	104% A	174%	250%	306%	167%	305%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 7.19	$ 7.61	$ 6.48	$ 5.54	$ 3.95	$ 8.40
Income from Investment Operations
Net investment income (loss) E	(.05)	(.11)	(.08)	(.10)	(.05)	(.07)
Net realized and unrealized gain (loss)	1.10	(.31)	1.21	1.00	1.64	(4.39)
Total from investment operations	1.05	(.42)	1.13	.90	1.59	(4.46)
Redemption fees added to paid in capital E	- I	- I	- I	.04	- I	.01
Net asset value, end of period	$ 8.24	$ 7.19	$ 7.61	$ 6.48	$ 5.54	$ 3.95
Total Return B, C, D	14.60%	(5.52)%	17.44%	16.97%	40.25%	(52.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.97% A	2.51%	2.78%	3.06%	6.82%	5.36%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.71%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.64% A	1.57%	1.54%	1.60%	1.61%	1.64%
Net investment income (loss)	(1.32)% A	(1.30)%	(1.18)%	(1.43)%	(1.07)%	(1.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,099	$ 2,932	$ 3,034	$ 3,250	$ 1,723	$ 775
Portfolio turnover rate G	104% A	174%	250%	306%	167%	305%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Communications Equipment

Financial Highlights - Class B

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 6.99	$ 7.44	$ 6.36	$ 5.47	$ 3.92	$ 8.37
Income from Investment Operations
Net investment income (loss) E	(.07)	(.14)	(.12)	(.13)	(.07)	(.10)
Net realized and unrealized gain (loss)	1.07	(.31)	1.20	.98	1.62	(4.36)
Total from investment operations	1.00	(.45)	1.08	.85	1.55	(4.46)
Redemption fees added to paid in capital E	- I	- I	- I	.04	- I	.01
Net asset value, end of period	$ 7.99	$ 6.99	$ 7.44	$ 6.36	$ 5.47	$ 3.92
Total Return B, C, D	14.31%	(6.05)%	16.98%	16.27%	39.54%	(53.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	3.38% A	2.94%	3.14%	3.48%	6.88%	5.62%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.20%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.15% A	2.07%	2.04%	2.11%	2.11%	2.14%
Net investment income (loss)	(1.82)% A	(1.80)%	(1.68)%	(1.93)%	(1.56)%	(1.60)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,239	$ 2,406	$ 2,864	$ 2,998	$ 1,846	$ 1,162
Portfolio turnover rate G	104% A	174%	250%	306%	167%	305%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 6.99	$ 7.44	$ 6.36	$ 5.47	$ 3.92	$ 8.37
Income from Investment Operations
Net investment income (loss) E	(.07)	(.15)	(.12)	(.14)	(.07)	(.10)
Net realized and unrealized gain (loss)	1.07	(.30)	1.20	.99	1.62	(4.36)
Total from investment operations	1.00	(.45)	1.08	.85	1.55	(4.46)
Redemption fees added to paid in capital E	- I	- I	- I	.04	- I	.01
Net asset value, end of period	$ 7.99	$ 6.99	$ 7.44	$ 6.36	$ 5.47	$ 3.92
Total Return B, C, D	14.31%	(6.05)%	16.98%	16.27%	39.54%	(53.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	3.34% A	2.86%	3.07%	3.19%	6.81%	5.49%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.19%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.14% A	2.07%	2.02%	2.10%	2.11%	2.14%
Net investment income (loss)	(1.82)% A	(1.81)%	(1.66)%	(1.93)%	(1.57)%	(1.60)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,047	$ 1,768	$ 1,846	$ 3,180	$ 1,009	$ 667
Portfolio turnover rate G	104% A	174%	250%	306%	167%	305%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 7.39	$ 7.79	$ 6.60	$ 5.61	$ 3.98	$ 8.42
Income from Investment Operations
Net investment income (loss) D	(.03)	(.07)	(.05)	(.07)	(.03)	(.04)
Net realized and unrealized gain (loss)	1.14	(.33)	1.24	1.02	1.66	(4.41)
Total from investment operations	1.11	(.40)	1.19	.95	1.63	(4.45)
Redemption fees added to paid in capital D	- H	- H	- H	.04	- H	.01
Net asset value, end of period	$ 8.50	$ 7.39	$ 7.79	$ 6.60	$ 5.61	$ 3.98
Total Return B, C	15.02%	(5.13)%	18.03%	17.65%	40.95%	(52.73)%
Ratios to Average Net Assets E, G
Expenses before reductions	2.17% A	1.70%	1.85%	1.55%	5.34%	4.24%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.18%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.15% A	1.07%	1.01%	1.11%	1.11%	1.14%
Net investment income (loss)	(.82)% A	(.80)%	(.65)%	(.93)%	(.57)%	(.60)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 278	$ 379	$ 319	$ 607	$ 154	$ 100
Portfolio turnover rate F	104% A	174%	250%	306%	167%	305%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Communications Equipment

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Communications Equipment Fund (the Fund) (formerly Fidelity Advisor Developing Communications Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 601,167
Unrealized depreciation	(1,702,267)
Net unrealized appreciation (depreciation)	$ (1,101,100)
Cost for federal income tax purposes	$ 11,565,826

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. Prior to October 1, 2006, shares held in the Fund less than 60 days were subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Communications Equipment

3. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $5,590,515 and $7,391,780, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 3,874	$ 77
Class T	.25%	.25%	7,784	-
Class B	.75%	.25%	12,231	9,174
Class C	.75%	.25%	9,827	2,688
			$ 33,716	$ 11,939

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,423
Class T	802
Class B *	2,251
Class C *	138
$ 4,614

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets *
Class A	$ 6,320.41
Class T	8,011.52
Class B	5,055.41
Class C	3,783.38
Institutional Class	422.23
	$ 23,591

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $335 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 18,689
Class T	1.65%	20,585
Class B	2.15%	14,967
Class C	2.15%	11,772
Institutional Class	1.15%	1,871
		$ 67,884

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $131 for the period.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

Communications Equipment

7. Other - continued

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2007	Year ended July 31, 2006	Six months ended January 31, 2007	Year ended July 31, 2006
Class A
Shares sold	48,311	258,256	$ 393,156	$ 2,231,744
Shares redeemed	(148,427)	(139,347)	(1,215,893)	(1,139,179)
Net increase (decrease)	(100,116)	118,909	$ (822,737)	$ 1,092,565
Class T
Shares sold	41,603	114,159	$ 335,452	$ 950,677
Shares redeemed	(73,149)	(104,980)	(590,334)	(831,470)
Net increase (decrease)	(31,546)	9,179	$ (254,882)	$ 119,207
Class B
Shares sold	11,078	69,205	$ 85,659	$ 569,934
Shares redeemed	(75,026)	(109,978)	(591,208)	(860,340)
Net increase (decrease)	(63,948)	(40,773)	$ (505,549)	$ (290,406)
Class C
Shares sold	46,418	307,489	$ 368,649	$ 2,475,377
Shares redeemed	(43,165)	(302,626)	(335,642)	(2,257,686)
Net increase (decrease)	3,253	4,863	$ 33,007	$ 217,691
Institutional Class
Shares sold	738	30,494	$ 6,215	$ 275,027
Shares redeemed	(19,256)	(20,224)	(164,759)	(170,379)
Net increase (decrease)	(18,518)	10,270	$ (158,544)	$ 104,648

Semiannual Report

Advisor Consumer Discretionary Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Class A
Actual	$ 1,000.00	$ 1,168.70	$ 7.65
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 7.12
Class T
Actual	$ 1,000.00	$ 1,167.60	$ 9.01
HypotheticalA	$ 1,000.00	$ 1,016.89	$ 8.39
Class B
Actual	$ 1,000.00	$ 1,164.60	$ 11.73
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Class C
Actual	$ 1,000.00	$ 1,165.10	$ 11.73
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class
Actual	$ 1,000.00	$ 1,170.90	$ 6.29
HypotheticalA	$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Institutional Class	1.15%

Consumer Discretionary

Advisor Consumer Discretionary Fund

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
News Corp. Class A	6.3	2.1
Federated Department Stores, Inc.	6.0	5.0
Comcast Corp. Class A	6.0	0.0
Time Warner, Inc.	5.9	0.0
Target Corp.	3.3	1.7
Saks, Inc.	3.0	1.0
McDonald's Corp.	3.0	0.0
McGraw-Hill Companies, Inc.	2.8	1.1
JCPenney Co., Inc.	2.7	1.7
TJX Companies, Inc.	2.6	0.8
	41.6
Top Industries (% of fund's net assets)
As of January 31, 2007
Media	25.9%
Multiline Retail	19.0%
Specialty Retail	19.0%
Hotels, Restaurants & Leisure	13.6%
Textiles, Apparel & Luxury Goods	10.5%
All Others*	12.0%

As of July 31, 2006
Food Products	13.0%
Beverages	12.9%
Food & Staples Retailing	12.7%
Specialty Retail	12.2%
Multiline Retail	10.6%
All Others*	38.6%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Advisor Consumer Discretionary Fund

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value (Note 1)
AUTOMOBILES - 1.2%
Automobile Manufacturers - 1.2%
Renault SA	2,600	$ 321,758
Toyota Motor Corp. sponsored ADR	3,400	448,052
		769,810
COMPUTERS & PERIPHERALS - 2.0%
Computer Hardware - 2.0%
Apple, Inc. (a)	1,600	137,168
Hewlett-Packard Co.	25,800	1,116,624
		1,253,792
DIVERSIFIED CONSUMER SERVICES - 1.7%
Specialized Consumer Services - 1.7%
Sotheby's Class A (ltd. vtg.)	28,700	1,064,196
DIVERSIFIED FINANCIAL SERVICES - 1.7%
Specialized Finance - 1.7%
Moody's Corp.	14,800	1,059,088
FOOD & STAPLES RETAILING - 1.0%
Food Retail - 1.0%
Tesco PLC	20,583	169,041
Tesco PLC Sponsored ADR	18,700	465,630
		634,671
HOTELS, RESTAURANTS & LEISURE - 13.6%
Casinos & Gaming - 5.3%
Ameristar Casinos, Inc.	12,200	372,344
Boyd Gaming Corp.	12,400	589,868
International Game Technology	19,600	851,816
Las Vegas Sands Corp. (a)	5,000	520,350
Penn National Gaming, Inc. (a)	12,700	556,514
Wynn Resorts Ltd.	3,800	424,612
		3,315,504
Hotels, Resorts & Cruise Lines - 2.1%
Accor SA	8,600	712,880
Marriott International, Inc. Class A	12,000	577,680
		1,290,560
Restaurants - 6.2%
McDonald's Corp.	41,900	1,858,265
Starbucks Corp. (a)	20,600	719,764
Tim Hortons, Inc.	6,265	194,215
Wendy's International, Inc.	33,800	1,147,848
		3,920,092
TOTAL HOTELS, RESTAURANTS & LEISURE		8,526,156
HOUSEHOLD DURABLES - 1.5%
Homebuilding - 1.0%
D.R. Horton, Inc.	7,700	223,762

	Shares	Value (Note 1)
Ryland Group, Inc.	2,400	$ 134,832
Toll Brothers, Inc. (a)	8,600	290,938
		649,532
Household Appliances - 0.5%
Whirlpool Corp.	3,200	292,576
TOTAL HOUSEHOLD DURABLES		942,108
INTERNET & CATALOG RETAIL - 0.4%
Internet Retail - 0.4%
Blue Nile, Inc. (a)	7,600	281,276
INTERNET SOFTWARE & SERVICES - 1.4%
Internet Software & Services - 1.4%
Google, Inc. Class A (sub. vtg.) (a)	1,700	852,210
MEDIA - 25.9%
Broadcasting & Cable TV - 7.4%
Comcast Corp. Class A (a)	84,900	3,762,768
Grupo Televisa SA de CV (CPO) sponsored ADR	25,900	763,014
Liberty Media Holding Corp. - Capital Series A (a)	1,400	143,220
		4,669,002
Movies & Entertainment - 14.0%
News Corp.:
Class A	170,884	3,973,053
Class B	6,100	149,145
Regal Entertainment Group Class A	6,800	153,000
The Walt Disney Co.	15,900	559,203
Time Warner, Inc.	169,700	3,711,339
Viacom, Inc. Class B (non-vtg.) (a)	5,300	215,551
		8,761,291
Publishing - 4.5%
McGraw-Hill Companies, Inc.	26,500	1,777,620
R.H. Donnelley Corp.	16,100	1,071,938
		2,849,558
TOTAL MEDIA		16,279,851
MULTILINE RETAIL - 19.0%
Department Stores - 15.0%
Federated Department Stores, Inc.	90,900	3,771,441
JCPenney Co., Inc.	20,600	1,673,544
Nordstrom, Inc.	23,600	1,314,756
Saks, Inc.	102,200	1,917,272
Sears Holdings Corp. (a)	4,300	759,595
		9,436,608
Common Stocks - continued
	Shares	Value (Note 1)
MULTILINE RETAIL - CONTINUED
General Merchandise Stores - 4.0%
Family Dollar Stores, Inc.	13,700	$ 443,880
Target Corp.	33,300	2,043,288
		2,487,168
TOTAL MULTILINE RETAIL		11,923,776
PERSONAL PRODUCTS - 1.1%
Personal Products - 1.1%
Bare Escentuals, Inc.	18,300	667,767
SPECIALTY RETAIL - 19.0%
Apparel Retail - 11.0%
Abercrombie & Fitch Co. Class A	6,700	532,918
Aeropostale, Inc. (a)	8,500	305,490
American Eagle Outfitters, Inc.	21,400	692,932
Casual Male Retail Group, Inc. (a)(d)	19,900	248,352
Charlotte Russe Holding, Inc. (a)	7,050	215,378
Gap, Inc.	16,700	320,139
Gymboree Corp. (a)	26,800	1,160,172
Limited Brands, Inc.	32,700	913,638
Ross Stores, Inc.	8,700	281,793
TJX Companies, Inc.	54,748	1,618,898
Urban Outfitters, Inc. (a)	6,000	146,400
Zumiez, Inc. (a)	13,600	447,440
		6,883,550
Computer & Electronics Retail - 2.0%
Best Buy Co., Inc.	6,450	325,080
Circuit City Stores, Inc.	7,000	142,870
RadioShack Corp. (d)	34,500	762,450
		1,230,400
Home Improvement Retail - 2.3%
Home Depot, Inc.	22,600	920,724
Lowe's Companies, Inc.	16,200	546,102
		1,466,826
Specialty Stores - 3.7%
OfficeMax, Inc.	8,800	424,952
PETsMART, Inc.	5,600	171,024
Staples, Inc.	55,338	1,423,293
Tiffany & Co., Inc.	8,400	329,784
		2,349,053
TOTAL SPECIALTY RETAIL		11,929,829
TEXTILES, APPAREL & LUXURY GOODS - 10.5%
Apparel, Accessories & Luxury Goods - 5.7%
Coach, Inc. (a)	30,200	1,384,972

	Shares	Value (Note 1)
Phillips-Van Heusen Corp.	13,000	$ 716,950
Polo Ralph Lauren Corp. Class A	18,100	1,485,105
		3,587,027
Footwear - 4.8%
Crocs, Inc.	13,202	664,589
Deckers Outdoor Corp. (a)	16,900	985,439
Iconix Brand Group, Inc. (a)	22,800	453,948
NIKE, Inc. Class B	2,500	247,025
Skechers U.S.A., Inc. Class A (sub.vtg.) (a)	17,700	627,288
		2,978,289
TOTAL TEXTILES, APPAREL & LUXURY GOODS		6,565,316
TOTAL COMMON STOCKS (Cost $53,685,508)		62,749,846
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 5.35% (b)	601,647	601,647
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	1,007,250	1,007,250
TOTAL MONEY MARKET FUNDS (Cost $1,608,897)	1,608,897
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $55,294,405)	64,358,743
NET OTHER ASSETS - (2.6)%	(1,634,263)
NET ASSETS - 100%	$ 62,724,480
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 38,785
Fidelity Securities Lending Cash Central Fund	2,679
Total	$ 41,464

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary

Advisor Consumer Discretionary Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $988,520) - See accompanying schedule: Unaffiliated issuers (cost $53,685,508)	$ 62,749,846
Fidelity Central Funds (cost $1,608,897)	1,608,897
Total Investments (cost $55,294,405)		$ 64,358,743
Receivable for investments sold		333,996
Receivable for fund shares sold		103,356
Dividends receivable		7,196
Interest receivable		3,313
Prepaid expenses		247
Other receivables		1,222
Total assets		64,808,073

Liabilities
Payable to custodian bank	$ 17,118
Payable for investments purchased	822,283
Payable for fund shares redeemed	113,507
Accrued management fee	32,110
Distribution fees payable	29,666
Other affiliated payables	20,152
Other payables and accrued expenses	41,507
Collateral on securities loaned, at value	1,007,250
Total liabilities		2,083,593

Net Assets		$ 62,724,480
Net Assets consist of:
Paid in capital		$ 52,682,302
Undistributed net investment income		12,366
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		965,436
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,064,376
Net Assets		$ 62,724,480

Statement of Assets and Liabilities - continued

January 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,864,849 ÷ 1,314,540 shares)	$ 16.63

Maximum offering price per share (100/94.25 of $16.63)	$ 17.64
Class T: Net Asset Value and redemption price per share ($15,682,641 ÷ 967,422 shares)	$ 16.21

Maximum offering price per share (100/96.50 of $16.21)	$ 16.80
Class B: Net Asset Value and offering price per share ($14,183,863 ÷ 927,153 shares)A	$ 15.30

Class C: Net Asset Value and offering price per share ($9,147,503 ÷ 596,743 shares)A	$ 15.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,845,624 ÷ 107,636 shares)	$ 17.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Consumer Discretionary Fund
Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2007 (Unaudited)

Investment Income
Dividends		$ 305,468
Special dividends		258,300
Interest		85
Income from Fidelity Central Funds		41,464
Total income		605,317

Expenses
Management fee	$ 163,305
Transfer agent fees	108,194
Distribution fees	172,560
Accounting and security lending fees	12,073
Custodian fees and expenses	9,596
Independent trustees' compensation	97
Registration fees	33,735
Audit	21,870
Legal	818
Miscellaneous	15,791
Total expenses before reductions	538,039
Expense reductions	(38,379)	499,660
Net investment income (loss)		105,657
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,964,589
Foreign currency transactions	689
Total net realized gain (loss)		3,965,278
Change in net unrealized appreciation (depreciation) on: Investment securities	4,757,668
Assets and liabilities in foreign currencies	(65)
Total change in net unrealized appreciation (depreciation)		4,757,603
Net gain (loss)		8,722,881
Net increase (decrease) in net assets resulting from operations		$ 8,828,538

Statement of Changes in Net Assets

	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 105,657	$ (348,612)
Net realized gain (loss)	3,965,278	6,032,685
Change in net unrealized appreciation (depreciation)	4,757,603	(6,266,158)
Net increase (decrease) in net assets resulting from operations	8,828,538	(582,085)
Distributions to shareholders from net investment income	(93,271)	-
Distributions to shareholders from net realized gain	(7,903,621)	(441,481)
Total distributions	(7,996,892)	(441,481)
Share transactions - net increase (decrease)	8,297,621	(8,793,822)
Redemption fees	548	4,458
Total increase (decrease) in net assets	9,129,815	(9,812,930)

Net Assets
Beginning of period	53,594,665	63,407,595
End of period (including undistributed net investment income of $12,366 and accumulated net investment loss of $20, respectively)	$ 62,724,480	$ 53,594,665

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary

Financial Highlights - Class A

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 16.39	$ 16.62	$ 14.51	$ 13.71	$ 12.71	$ 15.20
Income from Investment Operations
Net investment income (loss) E	.06 H	(.04)	(.07)	(.07)	(.04)	(.05)
Net realized and unrealized gain (loss)	2.53	(.07)	2.71	.87	1.04	(2.09)
Total from investment operations	2.59	(.11)	2.64	.80	1.00	(2.14)
Distributions from net investment income	(.05)	-	-	-	-	-
Distributions from net realized gain	(2.30)	(.12)	(.53)	-	-	(.35)
Total distributions	(2.35)	(.12)	(.53)	-	-	(.35)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	- J
Net asset value, end of period	$ 16.63	$ 16.39	$ 16.62	$ 14.51	$ 13.71	$ 12.71
Total Return B,C,D	16.87%	(.69)%	18.85%	5.84%	7.87%	(14.30)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.50% A	1.42%	1.47%	1.55%	1.70%	1.69%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.44%	1.50%	1.53%	1.50%
Expenses net of all reductions	1.39% A	1.39%	1.42%	1.45%	1.48%	1.47%
Net investment income (loss)	.70% A,H	(.23)%	(.45)%	(.50)%	(.33)%	(.36)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,865	$ 16,935	$ 17,887	$ 11,856	$ 9,101	$ 7,209
Portfolio turnover rate G	210% A	81%	66%	152%	88%	136%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 16.03	$ 16.29	$ 14.27	$ 13.51	$ 12.57	$ 15.06
Income from Investment Operations
Net investment income (loss) E	.04 H,J	(.07)	(.11)	(.11)	(.07)	(.09)
Net realized and unrealized gain (loss)	2.47	(.07)	2.66	.87	1.01	(2.05)
Total from investment operations	2.51	(.14)	2.55	.76	.94	(2.14)
Distributions from net investment income	(.03)	-	-	-	-	-
Distributions from net realized gain	(2.30)	(.12)	(.53)	-	-	(.35)
Total distributions	(2.33)	(.12)	(.53)	-	-	(.35)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	- J
Net asset value, end of period	$ 16.21	$ 16.03	$ 16.29	$ 14.27	$ 13.51	$ 12.57
Total Return B,C,D	16.76%	(.89)%	18.52%	5.63%	7.48%	(14.44)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.78% A	1.69%	1.75%	1.81%	1.87%	1.89%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.69%	1.75%	1.78%	1.75%
Expenses net of all reductions	1.60% A	1.62%	1.67%	1.70%	1.73%	1.72%
Net investment income (loss)	.49% A,H	(.46)%	(.70)%	(.74)%	(.58)%	(.61)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,683	$ 14,267	$ 16,782	$ 15,555	$ 13,693	$ 12,132
Portfolio turnover rate G	210% A	81%	66%	152%	88%	136%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.40)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.26	$ 15.60	$ 13.75	$ 13.08	$ 12.22	$ 14.73
Income from Investment Operations
Net investment income (loss) E	- H,J	(.15)	(.17)	(.18)	(.13)	(.15)
Net realized and unrealized gain (loss)	2.34	(.07)	2.55	.85	.99	(2.01)
Total from investment operations	2.34	(.22)	2.38	.67	.86	(2.16)
Distributions from net realized gain	(2.30)	(.12)	(.53)	-	-	(.35)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	- J
Net asset value, end of period	$ 15.30	$ 15.26	$ 15.60	$ 13.75	$ 13.08	$ 12.22
Total Return B,C,D	16.46%	(1.45)%	17.97%	5.12%	7.04%	(14.91)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.29% A	2.19%	2.24%	2.29%	2.37%	2.39%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.19%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.14% A	2.14%	2.16%	2.20%	2.19%	2.22%
Net investment income (loss)	(.05)% A,H	(.98)%	(1.20)%	(1.25)%	(1.05)%	(1.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,184	$ 14,088	$ 18,862	$ 17,302	$ 15,944	$ 13,807
Portfolio turnover rate G	210% A	81%	66%	152%	88%	136%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.94)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.28	$ 15.62	$ 13.77	$ 13.10	$ 12.24	$ 14.75
Income from Investment Operations
Net investment income (loss) E	- H,J	(.15) I	(.17)	(.18)	(.13)	(.15)
Net realized and unrealized gain (loss)	2.35	(.07)	2.55	.85	.99	(2.01)
Total from investment operations	2.35	(.22)	2.38	.67	.86	(2.16)
Distributions from net realized gain	(2.30)	(.12)	(.53)	-	-	(.35)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	- J
Net asset value, end of period	$ 15.33	$ 15.28	$ 15.62	$ 13.77	$ 13.10	$ 12.24
Total Return B,C,D	16.51%	(1.45)%	17.94%	5.11%	7.03%	(14.89)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.22% A	2.12%	2.17%	2.24%	2.33%	2.35%
Expenses net of fee waivers, if any	2.15% A	2.12%	2.17%	2.24%	2.25%	2.25%
Expenses net of all reductions	2.14% A	2.12%	2.14%	2.19%	2.19%	2.22%
Net investment income (loss)	(.05)% A,H	(.95)%	(1.18)%	(1.24)%	(1.05)%	(1.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,148	$ 7,160	$ 8,505	$ 6,992	$ 6,759	$ 5,391
Portfolio turnover rate G	210% A	81%	66%	152%	88%	136%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.94)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary

Financial Highlights - Institutional Class

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 16.82	$ 17.01	$ 14.81	$ 13.95	$ 12.91	$ 15.38
Income from Investment Operations
Net investment income (loss) D	.08 G	- I	(.03)	(.04)	(.01)	(.02)
Net realized and unrealized gain (loss)	2.61	(.07)	2.76	.90	1.05	(2.10)
Total from investment operations	2.69	(.07)	2.73	.86	1.04	(2.12)
Distributions from net investment income	(.06)	-	-	-	-	-
Distributions from net realized gain	(2.30)	(.12)	(.53)	-	-	(.35)
Total distributions	(2.36)	(.12)	(.53)	-	-	(.35)
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	- I
Net asset value, end of period	$ 17.15	$ 16.82	$ 17.01	$ 14.81	$ 13.95	$ 12.91
Total Return B,C	17.09%	(.44)%	19.08%	6.16%	8.06%	(14.00)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.24% A	1.18%	1.26%	1.34%	1.49%	1.39%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.20%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.14% A	1.14%	1.17%	1.20%	1.19%	1.22%
Net investment income (loss)	.95% A,G	.02%	(.21)%	(.25)%	(.05)%	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,846	$ 1,144	$ 1,371	$ 907	$ 766	$ 1,215
Portfolio turnover rate F	210% A	81%	66%	152%	88%	136%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .05%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Consumer Discretionary Fund (the Fund) (formerly Fidelity Advisor Consumer Industries Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable

Consumer Discretionary

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due foreign currency transactions, deferred trustees compensation, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 9,239,889
Unrealized depreciation	(217,326)
Net unrealized appreciation (depreciation)	$ 9,022,563
Cost for federal income tax purposes	$ 55,336,180

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. Prior to October 1, 2006, shares held in the Fund less than 60 days were subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $62,273,542 and $59,579,316, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 24,103	$ 582
Class T	.25%	.25%	37,792	-
Class B	.75%	.25%	71,966	53,975
Class C	.75%	.25%	38,699	5,087
			$ 172,560	$ 59,644

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,678
Class T	2,790
Class B*	18,460
Class C*	276
$ 33,204

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 34,271.36
Class T	29,958.40
Class B	28,647.40
Class C	12,798.33
Institutional Class	2,520.36
	$ 108,194

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity

Consumer Discretionary

4. Fees and Other Transactions with Affiliates - continued

Investments in Fidelity Central Funds - continued

Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $105 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $72 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,679.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 8,992
Class T	1.65%	10,341
Class B	2.15%	10,004
Class C	2.15%	2,729
Institutional Class	1.15%	647
		$ 32,713

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,834 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class T	$ 2,936

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2007	Year ended July 31, 2006
From net investment income
Class A	$ 58,655	$ -
Class T	28,339	-
Class C	505	-
Institutional Class	5,772	-
Total	$ 93,271	$ -
From net realized gain
Class A	$ 2,496,661	$ 129,938
Class T	2,054,841	112,178
Class B	2,079,901	130,928
Class C	1,100,034	59,730
Institutional Class	172,184	8,707
Total	$ 7,903,621	$ 441,481

Consumer Discretionary

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2007	Year ended July 31, 2006	Six months ended January 31, 2007	Year ended July 31, 2006
Class A
Shares sold	308,566	426,479	$ 5,104,820	$ 7,019,654
Reinvestment of distributions	141,655	7,092	2,265,923	116,631
Shares redeemed	(169,142)	(476,405)	(2,816,885)	(7,879,209)
Net increase (decrease)	281,079	(42,834)	$ 4,553,858	$ (742,924)
Class T
Shares sold	84,540	183,824	$ 1,365,298	$ 2,956,227
Reinvestment of distributions	122,934	6,480	1,916,483	104,320
Shares redeemed	(130,228)	(330,058)	(2,126,905)	(5,310,774)
Net increase (decrease)	77,246	(139,754)	$ 1,154,876	$ (2,250,227)
Class B
Shares sold	49,559	124,427	$ 758,683	$ 1,901,339
Reinvestment of distributions	122,770	7,467	1,810,224	114,882
Shares redeemed	(168,640)	(417,847)	(2,581,295)	(6,443,082)
Net increase (decrease)	3,689	(285,953)	$ (12,388)	$ (4,426,861)
Class C
Shares sold	140,358	103,187	$ 2,156,617	$ 1,601,293
Reinvestment of distributions	59,891	3,123	884,992	48,106
Shares redeemed	(71,977)	(182,363)	(1,101,295)	(2,814,524)
Net increase (decrease)	128,272	(76,053)	$ 1,940,314	$ (1,165,125)
Institutional Class
Shares sold	40,078	14,460	$ 671,899	$ 246,044
Reinvestment of distributions	8,916	433	146,867	7,305
Shares redeemed	(9,383)	(27,416)	(157,805)	(462,034)
Net increase (decrease)	39,611	(12,523)	$ 660,961	$ (208,685)

Semiannual Report

Advisor Electronics Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Class A
Actual	$ 1,000.00	$ 1,136.90	$ 7.54
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 7.12
Class T
Actual	$ 1,000.00	$ 1,135.80	$ 8.88
HypotheticalA	$ 1,000.00	$ 1,016.89	$ 8.39
Class B
Actual	$ 1,000.00	$ 1,131.00	$ 11.55
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Class C
Actual	$ 1,000.00	$ 1,132.60	$ 11.56
HypotheticalA	$ 1,000.00	$ 1,014.32	$ 10.92
Institutional Class
Actual	$ 1,000.00	$ 1,138.50	$ 6.20
HypotheticalA	$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Institutional Class	1.15%

Electronics

Advisor Electronics Fund

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Intel Corp.	7.2	5.8
Arrow Electronics, Inc.	6.9	5.5
KLA-Tencor Corp.	6.4	6.8
Applied Materials, Inc.	5.8	0.0
Maxim Integrated Products, Inc.	5.0	5.0
Marvell Technology Group Ltd.	4.8	4.8
Altera Corp.	4.6	4.2
National Semiconductor Corp.	4.5	4.5
Lam Research Corp.	4.5	4.1
Xilinx, Inc.	4.0	3.6
	53.7
Top Industries (% of fund's net assets)
As of January 31, 2007
Semiconductors & Semiconductor Equipment	78.8%
Electronic Equipment & Instruments	15.0%
All Others*	6.2%

As of July 31, 2006
Semiconductors & Semiconductor Equipment	79.1%
Electronic Equipment & Instruments	14.7%
Communications Equipment	2.8%
Electrical Equipment	2.1%
All Others*	1.3%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Advisor Electronics Fund

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value (Note 1)
ELECTRONIC EQUIPMENT & INSTRUMENTS - 15.0%
Electronic Manufacturing Services - 4.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	100,000	$ 683,330
Jabil Circuit, Inc.	25,000	599,750
		1,283,080
Technology Distributors - 10.8%
Arrow Electronics, Inc. (a)	60,000	2,115,000
Avnet, Inc. (a)	30,000	931,500
Wolfson Microelectronics PLC (a)	50,000	275,065
		3,321,565
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		4,604,645
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 78.8%
Semiconductor Equipment - 20.0%
Applied Materials, Inc.	100,000	1,773,000
Cohu, Inc.	20,000	400,000
KLA-Tencor Corp.	39,990	1,968,708
Lam Research Corp. (a)	30,030	1,375,674
Varian Semiconductor Equipment Associates, Inc. (a)	15,000	617,250
		6,134,632
Semiconductors - 58.8%
Altera Corp. (a)	70,000	1,403,500
Analog Devices, Inc.	29,950	980,863
Atheros Communications, Inc. (a)	5,000	118,800
Broadcom Corp. Class A (a)	30,000	957,600
CSR PLC (a)	50,000	668,997
Holtek Semiconductor, Inc.	201,990	382,178
Intel Corp.	104,990	2,200,590
Linear Technology Corp.	20,000	619,000
LSI Logic Corp. (a)	75,000	705,000
Marvell Technology Group Ltd. (a)	80,000	1,463,200
Maxim Integrated Products, Inc.	50,000	1,540,000
National Semiconductor Corp.	60,020	1,388,263
ON Semiconductor Corp. (a)	50,000	418,000
Saifun Semiconductors Ltd. (a)	9,900	138,105
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	100,012	877,105

	Shares	Value (Note 1)
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	79,999	$ 872,789
Texas Instruments, Inc.	35,000	1,091,650
Vimicro International Corp. sponsored ADR (a)	73,000	691,310
Volterra Semiconductor Corp. (a)	25,000	329,500
Xilinx, Inc.	50,000	1,215,000
		18,061,450
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		24,196,082
TOTAL COMMON STOCKS (Cost $29,861,146)		28,800,727
Money Market Funds - 10.1%

Fidelity Cash Central Fund, 5.35% (b)	2,350,595	2,350,595
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	739,800	739,800
TOTAL MONEY MARKET FUNDS (Cost $3,090,395)	3,090,395
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $32,951,541)	31,891,122
NET OTHER ASSETS - (3.9)%	(1,192,285)
NET ASSETS - 100%	$ 30,698,837
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,505
Fidelity Securities Lending Cash Central Fund	10,893
Total	$ 39,398
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	80.4%
Taiwan	9.1%
Bermuda	4.8%
United Kingdom	3.1%
Cayman Islands	2.2%
Others (individually less than 1%)	0.4%
100.0%
Income Tax Information

At July 31, 2006, the fund had a capital loss carryforward of approximately $11,946,726 of which $3,573,707, $5,827,947, $2,265,871 and $279,201 will expire on July 31, 2010, 2011, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Electronics Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $720,894) - See accompanying schedule: Unaffiliated issuers (cost $29,861,146)	$ 28,800,727
Fidelity Central Funds (cost $3,090,395)	3,090,395
Total Investments (cost $32,951,541)		$ 31,891,122
Foreign currency held at value (cost $1)		1
Receivable for fund shares sold		8,172
Dividends receivable		4,582
Interest receivable		6,846
Prepaid expenses		144
Receivable from investment adviser for expense reductions		1,464
Other receivables		4,008
Total assets		31,916,339

Liabilities
Payable for investments purchased	$ 277,179
Payable for fund shares redeemed	127,343
Accrued management fee	14,167
Distribution fees payable	15,862
Other affiliated payables	10,482
Other payables and accrued expenses	32,669
Collateral on securities loaned, at value	739,800
Total liabilities		1,217,502

Net Assets		$ 30,698,837
Net Assets consist of:
Paid in capital		$ 42,417,935
Accumulated net investment loss		(112,402)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,546,277)
Net unrealized appreciation (depreciation) on investments		(1,060,419)
Net Assets		$ 30,698,837

Statement of Assets and Liabilities - continued

January 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,869,924 ÷ 938,302 shares)	$ 8.39

Maximum offering price per share (100/94.25 of $8.39)	$ 8.90
Class T: Net Asset Value and redemption price per share ($8,621,507 ÷ 1,041,672 shares)	$ 8.28

Maximum offering price per share (100/96.50 of $8.28)	$ 8.58
Class B: Net Asset Value and offering price per share ($5,049,032 ÷ 628,571 shares)A	$ 8.03

Class C: Net Asset Value and offering price per share ($8,324,449 ÷ 1,037,298 shares)A	$ 8.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($833,925 ÷ 97,575 shares)	$ 8.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Electronics

Statement of Operations

	Six months ended January 31, 2007 (Unaudited)

Investment Income
Dividends		$ 119,106
Interest		7
Income from Fidelity Central Funds (including $10,893 from security lending)		39,398
Total income		158,511

Expenses
Management fee	$ 86,565
Transfer agent fees	60,723
Distribution fees	96,644
Accounting and security lending fees	7,230
Custodian fees and expenses	3,359
Independent trustees' compensation	53
Registration fees	40,236
Audit	22,828
Legal	551
Miscellaneous	11,772
Total expenses before reductions	329,961
Expense reductions	(59,048)	270,913
Net investment income (loss)		(112,402)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,603,377
Foreign currency transactions	(1,206)
Total net realized gain (loss)		1,602,171
Change in net unrealized appreciation (depreciation) on: Investment securities	2,406,859
Assets and liabilities in foreign currencies	(74)
Total change in net unrealized appreciation (depreciation)		2,406,785
Net gain (loss)		4,008,956
Net increase (decrease) in net assets resulting from operations		$ 3,896,554

Statement of Changes in Net Assets

	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (112,402)	$ (355,473)
Net realized gain (loss)	1,602,171	3,613,218
Change in net unrealized appreciation (depreciation)	2,406,785	(6,280,048)
Net increase (decrease) in net assets resulting from operations	3,896,554	(3,022,303)
Share transactions - net increase (decrease)	(4,044,428)	(10,537,180)
Redemption fees	751	3,363
Total increase (decrease) in net assets	(147,123)	(13,556,120)

Net Assets
Beginning of period	30,845,960	44,402,080
End of period (including accumulated net investment loss of $112,402 and $0, respectively)	$ 30,698,837	$ 30,845,960

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 7.38	$ 8.04	$ 6.58	$ 6.59	$ 5.57	$ 9.62
Income from Investment Operations
Net investment income (loss) E	(.01)	(.04)	(.07)	(.09)	(.06)	(.10)
Net realized and unrealized gain (loss)	1.02	(.62)	1.53	.08	1.07	(3.96)
Total from investment operations	1.01	(.66)	1.46	(.01)	1.01	(4.06)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 8.39	$ 7.38	$ 8.04	$ 6.58	$ 6.59	$ 5.57
Total Return B,C,D	13.69%	(8.21)%	22.19%	(.15)%	18.31%	(42.10)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.75% A	1.50%	1.59%	1.55%	1.89%	1.68%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.45%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.39% A	1.36%	1.38%	1.48%	1.46%	1.49%
Net investment income (loss)	(.36)% A	(.52)%	(.96)%	(1.15)%	(1.09)%	(1.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,870	$ 7,916	$ 11,397	$ 8,374	$ 8,116	$ 4,912
Portfolio turnover rate G	20% A	95%	128%	84%	66%	58%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 7.29	$ 7.96	$ 6.53	$ 6.56	$ 5.55	$ 9.62
Income from Investment Operations
Net investment income (loss) E	(.02)	(.06)	(.08)	(.11)	(.07)	(.12)
Net realized and unrealized gain (loss)	1.01	(.61)	1.51	.08	1.07	(3.96)
Total from investment operations	.99	(.67)	1.43	(.03)	1.00	(4.08)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 8.28	$ 7.29	$ 7.96	$ 6.53	$ 6.56	$ 5.55
Total Return B,C,D	13.58%	(8.42)%	21.90%	(.46)%	18.20%	(42.31)%
Ratios to Average Net Assets F,H
Expenses before reductions	2.05% A	1.82%	1.89%	1.83%	2.14%	1.91%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.69%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.63% A	1.61%	1.61%	1.72%	1.71%	1.74%
Net investment income (loss)	(.60)% A	(.77)%	(1.20)%	(1.39)%	(1.33)%	(1.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,622	$ 9,048	$ 12,085	$ 15,445	$ 14,362	$ 11,615
Portfolio turnover rate G	20% A	95%	128%	84%	66%	58%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Electronics

Financial Highlights - Class B

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 7.10	$ 7.78	$ 6.42	$ 6.48	$ 5.52	$ 9.60
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10)	(.12)	(.14)	(.10)	(.16)
Net realized and unrealized gain (loss)	.97	(.58)	1.48	.08	1.06	(3.93)
Total from investment operations	.93	(.68)	1.36	(.06)	.96	(4.09)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 8.03	$ 7.10	$ 7.78	$ 6.42	$ 6.48	$ 5.52
Total Return B,C,D	13.10%	(8.74)%	21.18%	(.93)%	17.39%	(42.50)%
Ratios to Average Net Assets F,H
Expenses before reductions	2.51% A	2.29%	2.41%	2.41%	2.76%	2.43%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.21%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.13% A	2.11%	2.13%	2.23%	2.21%	2.24%
Net investment income (loss)	(1.10)% A	(1.27)%	(1.72)%	(1.90)%	(1.83)%	(1.89)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,049	$ 6,123	$ 8,963	$ 8,498	$ 11,335	$ 8,362
Portfolio turnover rate G	20% A	95%	128%	84%	66%	58%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 7.09	$ 7.77	$ 6.41	$ 6.47	$ 5.51	$ 9.59
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10)	(.11)	(.14)	(.10)	(.16)
Net realized and unrealized gain (loss)	.98	(.58)	1.47	.08	1.06	(3.93)
Total from investment operations	.94	(.68)	1.36	(.06)	.96	(4.09)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 8.03	$ 7.09	$ 7.77	$ 6.41	$ 6.47	$ 5.51
Total Return B,C,D	13.26%	(8.75)%	21.22%	(.93)%	17.42%	(42.54)%
Ratios to Average Net Assets F,H
Expenses before reductions	2.51% A	2.26%	2.31%	2.24%	2.52%	2.34%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.18%	2.24%	2.25%	2.25%
Expenses net of all reductions	2.13% A	2.11%	2.11%	2.21%	2.21%	2.24%
Net investment income (loss)	(1.10)% A	(1.27)%	(1.69)%	(1.88)%	(1.83)%	(1.89)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,324	$ 7,009	$ 11,058	$ 12,322	$ 13,061	$ 9,921
Portfolio turnover rate G	20% A	95%	128%	84%	66%	58%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 7.51	$ 8.15	$ 6.65	$ 6.64	$ 5.60	$ 9.64
Income from Investment Operations
Net investment income (loss) D	- H	(.02)	(.05)	(.06)	(.04)	(.08)
Net realized and unrealized gain (loss)	1.04	(.62)	1.55	.07	1.07	(3.97)
Total from investment operations	1.04	(.64)	1.50	.01	1.03	(4.05)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.01	.01
Net asset value, end of period	$ 8.55	$ 7.51	$ 8.15	$ 6.65	$ 6.64	$ 5.60
Total Return B,C	13.85%	(7.85)%	22.56%	.15%	18.57%	(41.91)%
Ratios to Average Net Assets E,G
Expenses before reductions	1.37% A	1.11%	1.16%	1.12%	1.46%	1.31%
Expenses net of fee waivers, if any	1.15% A	1.11%	1.16%	1.12%	1.25%	1.25%
Expenses net of all reductions	1.13% A	1.07%	1.08%	1.09%	1.21%	1.24%
Net investment income (loss)	(.10)% A	(.23)%	(.67)%	(.76)%	(.84)%	(.89)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 834	$ 750	$ 899	$ 687	$ 625	$ 1,184
Portfolio turnover rate F	20% A	95%	128%	84%	66%	58%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Electronics

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Electronics Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,993,841
Unrealized depreciation	(4,255,959)
Net unrealized appreciation (depreciation)	$ (1,262,118)
Cost for federal income tax purposes	$ 33,153,240

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. Prior to October 1, 2006, shares held in the Fund less than 60 days were subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,042,688 and $8,703,233, respectively.

Electronics

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 10,098	$ 56
Class T	.25%	.25%	22,546	-
Class B	.75%	.25%	28,687	21,517
Class C	.75%	.25%	35,313	3,141
			$ 96,644	$ 24,714

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 668
Class T	1,176
Class B*	11,781
Class C*	705
$ 14,330

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 15,387.38
Class T	19,350.43
Class B	11,211.39
Class C	13,764.39
Institutional Class	1,011.25
	$ 60,723

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $105 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $39 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 14,167
Class T	1.65%	18,227
Class B	2.15%	10,395
Class C	2.15%	12,814
Institutional Class	1.15%	910
		$ 56,513

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,972 for the period.

Electronics

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2007	Year ended July 31, 2006	Six months ended January 31, 2007	Year ended July 31, 2006
Class A
Shares sold	112,919	435,594	$ 918,655	$ 3,620,302
Shares redeemed	(246,713)	(781,896)	(1,991,618)	(6,327,084)
Net increase (decrease)	(133,794)	(346,302)	$ (1,072,963)	$ (2,706,782)
Class T
Shares sold	54,692	251,455	$ 444,186	$ 2,041,805
Shares redeemed	(253,427)	(529,920)	(2,015,653)	(4,209,309)
Net increase (decrease)	(198,735)	(278,465)	$ (1,571,467)	$ (2,167,504)
Class B
Shares sold	19,029	89,856	$ 149,855	$ 712,048
Shares redeemed	(253,145)	(378,696)	(1,999,899)	(2,960,769)
Net increase (decrease)	(234,116)	(288,840)	$ (1,850,044)	$ (2,248,721)
Class C
Shares sold	289,104	184,474	$ 2,348,289	$ 1,462,697
Shares redeemed	(240,411)	(618,382)	(1,879,722)	(4,840,037)
Net increase (decrease)	48,693	(433,908)	$ 468,567	$ (3,377,340)
Institutional Class
Shares sold	10,991	66,399	$ 91,055	$ 577,320
Shares redeemed	(13,210)	(76,867)	(109,576)	(614,153)
Net increase (decrease)	(2,219)	(10,468)	$ (18,521)	$ (36,833)

Semiannual Report

Advisor Energy Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Class A
Actual	$ 1,000.00	$ 1,000.50	$ 6.25
Hypothetical A	$ 1,000.00	$ 1,018.95	$ 6.31
Class T
Actual	$ 1,000.00	$ 999.50	$ 7.26
Hypothetical A	$ 1,000.00	$ 1,017.95	$ 7.32
Class B
Actual	$ 1,000.00	$ 996.90	$ 10.07
Hypothetical A	$ 1,000.00	$ 1,015.12	$ 10.16
Class C
Actual	$ 1,000.00	$ 997.10	$ 9.82
Hypothetical A	$ 1,000.00	$ 1,015.38	$ 9.91
Institutional Class
Actual	$ 1,000.00	$ 1,002.10	$ 4.64
Hypothetical A	$ 1,000.00	$ 1,020.57	$ 4.69

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.24%
Class T	1.44%
Class B	2.00%
Class C	1.95%
Institutional Class	.92%

Energy

Advisor Energy Fund

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	7.7	2.8
Valero Energy Corp.	7.6	4.0
Chevron Corp.	7.6	2.4
ConocoPhillips	6.9	4.0
Noble Corp.	5.9	2.6
Schlumberger Ltd. (NY Shares)	5.7	4.7
Baker Hughes, Inc.	4.8	1.7
Range Resources Corp.	3.8	2.1
Ultra Petroleum Corp.	3.6	2.1
National Oilwell Varco, Inc.	3.3	3.5
	56.9
Top Industries (% of fund's net assets)
As of January 31, 2007
Oil, Gas & Consumable Fuels	60.0%
Energy Equipment & Services	35.4%
Electrical Equipment	1.5%
Machinery	1.3%
Construction & Engineering	0.9%
All Others *	0.9%

As of July 31, 2006
Oil, Gas & Consumable Fuels	42.6%
Energy Equipment & Services	29.6%
Metals & Mining	15.0%
Machinery	2.1%
Chemicals	1.9%
All Others *	8.8%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Advisor Energy Fund

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (Note 1)
CONSTRUCTION & ENGINEERING - 0.9%
Construction & Engineering - 0.9%
Chicago Bridge & Iron Co. NV (NY Shares)	20,400	$ 606,288
Fluor Corp.	17,300	1,428,980
Jacobs Engineering Group, Inc. (a)	57,500	5,206,625
		7,241,893
ELECTRICAL EQUIPMENT - 1.5%
Electrical Components & Equipment - 0.0%
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	9,400	345,920
Heavy Electrical Equipment - 1.5%
Suzlon Energy Ltd.	11,296	292,817
Vestas Wind Systems AS (a)	244,600	10,796,144
		11,088,961
TOTAL ELECTRICAL EQUIPMENT		11,434,881
ENERGY EQUIPMENT & SERVICES - 35.4%
Oil & Gas Drilling - 16.0%
Diamond Offshore Drilling, Inc. (d)	266,100	22,469,484
GlobalSantaFe Corp.	422,400	24,503,424
Noble Corp.	597,800	44,805,110
Pride International, Inc. (a)	611,800	17,625,958
Transocean, Inc. (a)	148,500	11,489,445
		120,893,421
Oil & Gas Equipment & Services - 19.4%
Baker Hughes, Inc.	528,850	36,506,516
Halliburton Co.	566,400	16,731,456
National Oilwell Varco, Inc. (a)	416,132	25,234,244
Oceaneering International, Inc. (a)	52,200	2,060,334
Schlumberger Ltd. (NY Shares)	684,800	43,477,952
Smith International, Inc.	239,500	9,503,360
Superior Energy Services, Inc. (a)	227,400	6,894,768
W-H Energy Services, Inc. (a)	74,400	3,376,272
Weatherford International Ltd. (a)	79,600	3,214,248
		146,999,150
TOTAL ENERGY EQUIPMENT & SERVICES		267,892,571

	Shares	Value (Note 1)
MACHINERY - 1.3%
Construction & Farm Machinery & Heavy Trucks - 1.3%
Bucyrus International, Inc. Class A	65,290	$ 3,030,109
Joy Global, Inc.	147,050	6,833,414
		9,863,523
OIL, GAS & CONSUMABLE FUELS - 60.0%
Coal & Consumable Fuels - 4.0%
Arch Coal, Inc.	235,900	7,010,948
CONSOL Energy, Inc.	313,900	10,807,577
Foundation Coal Holdings, Inc.	49,800	1,657,344
Peabody Energy Corp.	269,000	10,983,270
		30,459,139
Integrated Oil & Gas - 24.6%
Chevron Corp.	786,036	57,286,304
ConocoPhillips	792,438	52,625,808
Exxon Mobil Corp.	783,060	58,024,745
Hess Corp.	116,600	6,295,234
Occidental Petroleum Corp.	255,500	11,844,980
		186,077,071
Oil & Gas Exploration & Production - 22.7%
Aurora Oil & Gas Corp. (a)	310,900	854,975
Cabot Oil & Gas Corp.	257,100	16,675,506
Chesapeake Energy Corp. (d)	666,000	19,720,260
Energy Partners Ltd. (a)	71,800	1,555,188
EOG Resources, Inc.	333,200	23,034,116
Forest Oil Corp. (a)	24,200	772,464
Mariner Energy, Inc. (a)	34,210	687,963
Newfield Exploration Co. (a)	54,700	2,341,707
Noble Energy, Inc.	15,300	817,173
Petrohawk Energy Corp. (a)	315,900	3,645,486
Plains Exploration & Production Co. (a)	290,000	13,989,600
Quicksilver Resources, Inc. (a)	239,550	9,500,553
Range Resources Corp.	930,227	28,548,667
Ultra Petroleum Corp. (a)	523,000	27,300,600
XTO Energy, Inc.	451,400	22,782,158
		172,226,416
Oil & Gas Refining & Marketing - 8.4%
Petroplus Holdings AG	9,810	627,051
Sunoco, Inc.	66,400	4,191,832
Tesoro Corp.	7,400	609,686
Valero Energy Corp.	1,064,448	57,778,237
		63,206,806
Oil & Gas Storage & Transport - 0.3%
Williams Companies, Inc.	73,600	1,986,464
TOTAL OIL, GAS & CONSUMABLE FUELS		453,955,896
TOTAL COMMON STOCKS (Cost $597,280,852)		750,388,764
Money Market Funds - 4.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.35% (b)	7,418,939	$ 7,418,939
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	26,627,000	26,627,000
TOTAL MONEY MARKET FUNDS (Cost $34,045,939)		34,045,939
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $631,326,791)		784,434,703
NET OTHER ASSETS - (3.6)%		(27,311,752)
NET ASSETS - 100%		$ 757,122,951
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 190,600
Fidelity Securities Lending Cash Central Fund	17,821
Total	$ 208,421
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	79.9%
Cayman Islands	9.2%
Netherlands Antilles	5.7%
Canada	3.6%
Denmark	1.4%
Others (individually less than 1%)	0.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Energy Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $26,323,468) - See accompanying schedule: Unaffiliated issuers (cost $597,280,852)	$ 750,388,764
Fidelity Central Funds (cost $34,045,939)	34,045,939
Total Investments (cost $631,326,791)		$ 784,434,703
Receivable for investments sold		1,339,300
Receivable for fund shares sold		907,734
Dividends receivable		3,453
Interest receivable		16,419
Prepaid expenses		4,204
Other receivables		24,554
Total assets		786,730,367

Liabilities
Payable for fund shares redeemed	$ 1,930,680
Accrued management fee	341,800
Distribution fees payable	345,021
Other affiliated payables	204,340
Other payables and accrued expenses	158,575
Collateral on securities loaned, at value	26,627,000
Total liabilities		29,607,416

Net Assets		$ 757,122,951
Net Assets consist of:
Paid in capital		$ 599,894,673
Accumulated net investment loss		(1,789,095)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,909,461
Net unrealized appreciation (depreciation) on investments		153,107,912
Net Assets		$ 757,122,951

Statement of Assets and Liabilities - continued

January 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($202,250,269 ÷ 5,111,120 shares)	$ 39.57

Maximum offering price per share (100/94.25 of $39.57)	$ 41.98
Class T: Net Asset Value and redemption price per share ($325,334,638 ÷ 8,050,103 shares)	$ 40.41

Maximum offering price per share (100/96.50 of $40.41)	$ 41.88
Class B: Net Asset Value and offering price per share ($107,847,856 ÷ 2,810,705 shares) A	$ 38.37

Class C: Net Asset Value and offering price per share ($107,470,085 ÷ 2,786,859 shares) A	$ 38.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($14,220,103 ÷ 349,778 shares)	$ 40.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Energy

Statement of Operations

	Six months ended January 31, 2007 (Unaudited)

Investment Income
Dividends		$ 3,823,541
Interest		6,775
Income from Fidelity Central Funds		208,421
Total income		4,038,737

Expenses
Management fee	$ 2,150,252
Transfer agent fees	1,116,823
Distribution fees	2,184,211
Accounting and security lending fees	140,942
Custodian fees and expenses	19,264
Independent trustees' compensation	1,319
Registration fees	86,610
Audit	24,164
Legal	11,519
Interest	1,122
Miscellaneous	132,868
Total expenses before reductions	5,869,094
Expense reductions	(34,587)	5,834,507
Net investment income (loss)		(1,795,770)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	34,884,308
Foreign currency transactions	(21,232)
Total net realized gain (loss)		34,863,076
Change in net unrealized appreciation (depreciation) on: Investment securities	(40,688,043)
Assets and liabilities in foreign currencies	(1,108)
Total change in net unrealized appreciation (depreciation)		(40,689,151)
Net gain (loss)		(5,826,075)
Net increase (decrease) in net assets resulting from operations		$ (7,621,845)

Statement of Changes in Net Assets

	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,795,770)	$ (2,855,811)
Net realized gain (loss)	34,863,076	151,070,040
Change in net unrealized appreciation (depreciation)	(40,689,151)	36,149,130
Net increase (decrease) in net assets resulting from operations	(7,621,845)	184,363,359
Distributions to shareholders from net realized gain	(117,272,323)	(96,405,578)
Share transactions - net increase (decrease)	39,376,374	199,114,450
Redemption fees	27,495	111,350
Total increase (decrease) in net assets	(85,490,299)	287,183,581

Net Assets
Beginning of period	842,613,250	555,429,669
End of period (including accumulated net investment loss of $1,789,095 and undistributed net investment income of $6,675, respectively)	$ 757,122,951	$ 842,613,250

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 46.39	$ 40.93	$ 29.12	$ 21.65	$ 20.33	$ 26.42
Income from Investment Operations
Net investment income (loss) E	(.03)	(.04)	.06	.07	.13	.15
Net realized and unrealized gain (loss)	(.28)	12.30	12.21	7.50	1.30	(4.36)
Total from investment operations	(.31)	12.26	12.27	7.57	1.43	(4.21)
Distributions from net investment income	-	-	(.06)	(.10)	(.11)	(.18)
Distributions from net realized gain	(6.51)	(6.81)	(.41)	-	-	(1.70)
Total distributions	(6.51)	(6.81)	(.47)	(.10)	(.11)	(1.88)
Redemption fees added to paid in capital E	- I	.01	.01	- I	- I	- I
Net asset value, end of period	$ 39.57	$ 46.39	$ 40.93	$ 29.12	$ 21.65	$ 20.33
Total Return B, C, D	.05%	32.90%	42.69%	35.08%	7.07%	(16.92)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.24% A	1.21%	1.25%	1.30%	1.36%	1.28%
Expenses net of fee waivers, if any	1.24% A	1.21%	1.25%	1.30%	1.36%	1.28%
Expenses net of all reductions	1.23% A	1.17%	1.19%	1.29%	1.32%	1.24%
Net investment income (loss)	(.17)% A	(.09)%	.19%	.28%	.63%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 202,250	$ 204,391	$ 90,342	$ 44,315	$ 21,798	$ 21,993
Portfolio turnover rate G	105% A	139%	125%	40%	41%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 47.18	$ 41.46	$ 29.52	$ 21.97	$ 20.61	$ 26.73
Income from Investment Operations
Net investment income (loss) E	(.08)	(.13)	- I	.03	.10	.11
Net realized and unrealized gain (loss)	(.27)	12.49	12.37	7.60	1.32	(4.42)
Total from investment operations	(.35)	12.36	12.37	7.63	1.42	(4.31)
Distributions from net investment income	-	-	(.03)	(.08)	(.06)	(.11)
Distributions from net realized gain	(6.42)	(6.65)	(.41)	-	-	(1.70)
Total distributions	(6.42)	(6.65)	(.44)	(.08)	(.06)	(1.81)
Redemption fees added to paid in capital E	- I	.01	.01	- I	- I	- I
Net asset value, end of period	$ 40.41	$ 47.18	$ 41.46	$ 29.52	$ 21.97	$ 20.61
Total Return B, C, D	(.05)%	32.60%	42.41%	34.82%	6.91%	(17.07)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.44% A	1.42%	1.44%	1.48%	1.50%	1.45%
Expenses net of fee waivers, if any	1.44% A	1.42%	1.44%	1.48%	1.50%	1.45%
Expenses net of all reductions	1.43% A	1.38%	1.39%	1.47%	1.47%	1.41%
Net investment income (loss)	(.37)% A	(.29)%	(.01)%	.10%	.48%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 325,335	$ 362,272	$ 280,820	$ 201,187	$ 155,249	$ 174,670
Portfolio turnover rate G	105% A	139%	125%	40%	41%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Energy

Financial Highlights - Class B

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 45.10	$ 39.89	$ 28.54	$ 21.28	$ 20.02	$ 26.04
Income from Investment Operations
Net investment income (loss) E	(.18)	(.35)	(.18)	(.11)	(.01)	(.02)
Net realized and unrealized gain (loss)	(.26)	11.98	11.93	7.37	1.27	(4.29)
Total from investment operations	(.44)	11.63	11.75	7.26	1.26	(4.31)
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	(6.29)	(6.43)	(.41)	-	-	(1.70)
Total distributions	(6.29)	(6.43)	(.41)	-	-	(1.71)
Redemption fees added to paid in capital E	- I	.01	.01	- I	- I	- I
Net asset value, end of period	$ 38.37	$ 45.10	$ 39.89	$ 28.54	$ 21.28	$ 20.02
Total Return B, C, D	(.31)%	31.86%	41.66%	34.12%	6.29%	(17.51)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.00% A	1.96%	1.98%	2.02%	2.06%	2.00%
Expenses net of fee waivers, if any	2.00% A	1.96%	1.98%	2.02%	2.06%	2.00%
Expenses net of all reductions	2.00% A	1.92%	1.93%	2.01%	2.02%	1.95%
Net investment income (loss)	(.94)% A	(.84)%	(.55)%	(.44)%	(.07)%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 107,848	$ 130,973	$ 102,003	$ 68,347	$ 50,833	$ 58,656
Portfolio turnover rate G	105% A	139%	125%	40%	41%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 45.33	$ 40.10	$ 28.68	$ 21.38	$ 20.10	$ 26.15
Income from Investment Operations
Net investment income (loss) E	(.17)	(.34)	(.17)	(.10)	- I	(.01)
Net realized and unrealized gain (loss)	(.27)	12.06	11.99	7.40	1.28	(4.32)
Total from investment operations	(.44)	11.72	11.82	7.30	1.28	(4.33)
Distributions from net investment income	-	-	-	-	-	(.02)
Distributions from net realized gain	(6.33)	(6.50)	(.41)	-	-	(1.70)
Total distributions	(6.33)	(6.50)	(.41)	-	-	(1.72)
Redemption fees added to paid in capital E	- I	.01	.01	- I	- I	- I
Net asset value, end of period	$ 38.56	$ 45.33	$ 40.10	$ 28.68	$ 21.38	$ 20.10
Total Return B, C, D	(.29)%	31.96%	41.70%	34.14%	6.37%	(17.52)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.95% A	1.92%	1.94%	1.99%	2.01%	1.96%
Expenses net of fee waivers, if any	1.95% A	1.92%	1.94%	1.99%	2.01%	1.96%
Expenses net of all reductions	1.94% A	1.88%	1.89%	1.97%	1.97%	1.92%
Net investment income (loss)	(.89)% A	(.79)%	(.51)%	(.41)%	(.02)%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 107,470	$ 125,424	$ 72,832	$ 37,206	$ 22,044	$ 24,201
Portfolio turnover rate G	105% A	139%	125%	40%	41%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 47.48	$ 41.76	$ 29.64	$ 22.03	$ 20.67	$ 26.82
Income from Investment Operations
Net investment income (loss) D	.03	.12	.19	.18	.22	.23
Net realized and unrealized gain (loss)	(.28)	12.56	12.44	7.62	1.32	(4.43)
Total from investment operations	(.25)	12.68	12.63	7.80	1.54	(4.20)
Distributions from net investment income	-	-	(.11)	(.19)	(.18)	(.25)
Distributions from net realized gain	(6.58)	(6.97)	(.41)	-	-	(1.70)
Total distributions	(6.58)	(6.97)	(.52)	(.19)	(.18)	(1.95)
Redemption fees added to paid in capital D	- H	.01	.01	- H	- H	- H
Net asset value, end of period	$ 40.65	$ 47.48	$ 41.76	$ 29.64	$ 22.03	$ 20.67
Total Return B, C	.21%	33.35%	43.21%	35.60%	7.51%	(16.64)%
Ratios to Average Net Assets E, G
Expenses before reductions	.92% A	.87%	.89%	.90%	.95%	.93%
Expenses net of fee waivers, if any	.92% A	.87%	.89%	.90%	.95%	.93%
Expenses net of all reductions	.91% A	.83%	.84%	.89%	.91%	.89%
Net investment income (loss)	.15% A	.26%	.54%	.68%	1.04%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,220	$ 19,553	$ 9,433	$ 4,206	$ 2,652	$ 4,938
Portfolio turnover rate F	105% A	139%	125%	40%	41%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Energy

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Energy Fund (the Fund) (formerly Fidelity Advisor Natural Resources Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 157,236,071
Unrealized depreciation	(6,030,952)
Net unrealized appreciation (depreciation)	$ 151,205,119
Cost for federal income tax purposes	$ 633,229,584

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. Prior to October 1, 2006, shares held in the Fund less than 60 days were subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Energy

3. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $406,120,655 and $486,899,255, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 245,121	$ 8,834
Class T	.25%	.25%	814,564	1,370
Class B	.75%	.25%	571,866	428,899
Class C	.75%	.25%	552,660	154,979
			$ 2,184,211	$ 594,082

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 94,963
Class T	28,623
Class B *	111,139
Class C *	24,391
$ 259,116

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets *
Class A	$ 311,611.32
Class T	438,543.27
Class B	190,960.33
Class C	155,873.28
Institutional Class	19,836.25
	$ 1,116,823

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company, (FMR).

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $613 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,517,000	5.37%	$ 1,122

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $984 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $17,821.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $20,089 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,749. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class C	$ 281

Energy

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2007	Year ended July 31, 2006
From net investment income
Class A	$ -	$ -
Class T	-	-
Total	$ -	$ -
From net realized gain
Class A	$ 30,376,126	$ 17,953,640
Class T	48,658,778	46,191,250
Class B	18,098,259	17,304,417
Class C	17,464,702	12,815,774
Institutional Class	2,674,458	2,140,497
Total	$ 117,272,323	$ 96,405,578

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2007	Year ended July 31, 2006	Six months ended January 31, 2007	Year ended July 31, 2006
Class A
Shares sold	1,142,068	2,831,331	$ 46,219,051	$ 124,673,619
Reinvestment of distributions	718,214	400,806	27,808,290	16,449,083
Shares redeemed	(1,155,165)	(1,033,179)	(44,741,532)	(44,849,856)
Net increase (decrease)	705,117	2,198,958	$ 29,285,809	$ 96,272,846
Class T
Shares sold	645,945	1,987,040	$ 26,301,118	$ 88,233,274
Reinvestment of distributions	1,161,030	1,036,774	45,909,811	43,334,106
Shares redeemed	(1,435,509)	(2,118,138)	(58,077,198)	(92,809,287)
Net increase (decrease)	371,466	905,676	$ 14,133,731	$ 38,758,093
Class B
Shares sold	249,628	1,013,249	$ 9,804,368	$ 43,295,228
Reinvestment of distributions	414,176	367,313	15,589,025	14,743,317
Shares redeemed	(756,851)	(1,034,052)	(28,553,880)	(43,654,702)
Net increase (decrease)	(93,047)	346,510	$ (3,160,487)	$ 14,383,843
Class C
Shares sold	425,312	1,465,945	$ 16,629,905	$ 63,632,906
Reinvestment of distributions	385,211	261,691	14,569,023	10,551,203
Shares redeemed	(790,345)	(777,152)	(29,706,769)	(32,787,487)
Net increase (decrease)	20,178	950,484	$ 1,492,159	$ 41,396,622
Institutional Class
Shares sold	74,229	261,912	$ 3,111,532	$ 11,683,224
Reinvestment of distributions	39,397	24,127	1,561,516	1,012,348
Shares redeemed	(175,665)	(100,080)	(7,047,886)	(4,392,526)
Net increase (decrease)	(62,039)	185,959	$ (2,374,838)	$ 8,303,046

Energy

Advisor Financial Services Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Class A
Actual	$ 1,000.00	$ 1,133.00	$ 6.83
HypotheticalA	$ 1,000.00	$ 1,018.80	$ 6.46
Class T
Actual	$ 1,000.00	$ 1,131.60	$ 8.06
HypotheticalA	$ 1,000.00	$ 1,017.64	$ 7.63
Class B
Actual	$ 1,000.00	$ 1,128.50	$ 10.89
HypotheticalA	$ 1,000.00	$ 1,014.97	$ 10.31
Class C
Actual	$ 1,000.00	$ 1,128.50	$ 10.62
HypotheticalA	$ 1,000.00	$ 1,015.22	$ 10.06
Institutional Class
Actual	$ 1,000.00	$ 1,134.80	$ 4.95
HypotheticalA	$ 1,000.00	$ 1,020.57	$ 4.69

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.27%
Class T	1.50%
Class B	2.03%
Class C	1.98%
Institutional Class	.92%

Semiannual Report

Advisor Financial Services Fund

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
American International Group, Inc.	8.8	8.5
JPMorgan Chase & Co.	5.1	5.5
Bank of America Corp.	4.9	6.6
Wells Fargo & Co.	4.2	3.7
Wachovia Corp.	4.1	4.2
Merrill Lynch & Co., Inc.	3.7	2.9
Morgan Stanley	3.3	1.8
Endurance Specialty Holdings Ltd.	2.9	2.7
ACE Ltd.	2.8	2.6
Citigroup, Inc.	2.6	1.5
	42.4
Top Industries (% of fund's net assets)
As of January 31, 2007
Insurance	31.8%
Commercial Banks	18.0%
Capital Markets	17.4%
Diversified Financial Services	13.7%
Real Estate Investment Trusts	7.7%
All Others*	11.4%

As of July 31, 2006
Insurance	29.2%
Commercial Banks	18.9%
Capital Markets	18.0%
Diversified Financial Services	16.2%
Thrifts & Mortgage Finance	7.9%
All Others*	9.8%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Financial Services

Advisor Financial Services Fund

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (Note 1)
CAPITAL MARKETS - 17.4%
Asset Management & Custody Banks - 5.2%
Affiliated Managers Group, Inc. (a)(d)	18,900	$ 2,105,460
American Capital Strategies Ltd. (d)	48,300	2,349,795
Franklin Resources, Inc.	36,000	4,287,960
Investors Financial Services Corp.	72,700	3,400,179
KKR Private Equity Investors, LP	23,000	540,500
KKR Private Equity Investors, LP Restricted Depositary Units (e)	37,100	871,850
Legg Mason, Inc. (d)	15,400	1,614,690
State Street Corp.	83,500	5,932,675
		21,103,109
Diversified Capital Markets - 1.1%
UBS AG (NY Shares)	68,800	4,335,088
Investment Banking & Brokerage - 11.1%
Charles Schwab Corp.	176,000	3,329,920
E*TRADE Financial Corp.	219,800	5,358,724
Lazard Ltd. Class A	75,100	3,812,076
Merrill Lynch & Co., Inc.	157,700	14,754,412
Morgan Stanley	160,900	13,320,911
Nomura Holdings, Inc.	176,800	3,604,952
optionsXpress Holdings, Inc.	34,800	826,500
		45,007,495
TOTAL CAPITAL MARKETS		70,445,692
COMMERCIAL BANKS - 18.0%
Diversified Banks - 13.7%
Banco Bilbao Vizcaya Argentaria SA	171,700	4,306,236
ICICI Bank Ltd. sponsored ADR	47,900	2,114,785
Kookmin Bank sponsored ADR	29,900	2,377,947
Mizrahi Tefahot Bank Ltd.	96,900	662,137
U.S. Bancorp, Delaware	186,600	6,642,960
Unicredito Italiano Spa	636,600	5,890,960
Wachovia Corp.	290,198	16,396,187
Wells Fargo & Co.	473,300	17,000,936
		55,392,148
Regional Banks - 4.3%
Cathay General Bancorp	62,612	2,170,132
Center Financial Corp., California	57,600	1,354,176
Colonial Bancgroup, Inc.	82,000	2,012,280
Commerce Bancorp, Inc., New Jersey	32,000	1,080,960
Nara Bancorp, Inc.	36,359	713,727
PNC Financial Services Group, Inc.	83,800	6,181,926
SVB Financial Group (a)	50,378	2,350,134
Wintrust Financial Corp.	3,000	137,370
Zions Bancorp	15,500	1,314,710
		17,315,415
TOTAL COMMERCIAL BANKS		72,707,563

	Shares	Value (Note 1)
CONSUMER FINANCE - 3.9%
Consumer Finance - 3.9%
American Express Co.	148,400	$ 8,639,848
Capital One Financial Corp. (d)	52,230	4,199,292
Dollar Financial Corp. (a)	94,562	3,028,821
		15,867,961
DIVERSIFIED FINANCIAL SERVICES - 13.7%
Other Diversifed Financial Services - 12.6%
Bank of America Corp.	374,172	19,673,964
Citigroup, Inc.	192,569	10,616,329
JPMorgan Chase & Co.	401,194	20,432,810
		50,723,103
Specialized Finance - 1.1%
CBOT Holdings, Inc. Class A (a)	8,700	1,468,560
The NASDAQ Stock Market, Inc. (a)	85,300	2,907,024
		4,375,584
TOTAL DIVERSIFIED FINANCIAL SERVICES		55,098,687
HOUSEHOLD DURABLES - 0.7%
Homebuilding - 0.7%
D.R. Horton, Inc.	92,700	2,693,862
INSURANCE - 31.8%
Insurance Brokers - 0.8%
National Financial Partners Corp.	49,200	2,415,720
Willis Group Holdings Ltd.	20,740	847,436
		3,263,156
Life & Health Insurance - 4.8%
AFLAC, Inc.	94,300	4,489,623
MetLife, Inc. (d)	144,500	8,976,340
Prudential Financial, Inc.	64,400	5,739,972
		19,205,935
Multi-Line Insurance - 10.5%
American International Group, Inc.	518,860	35,515,966
Hartford Financial Services Group, Inc.	73,900	7,013,849
		42,529,815
Property & Casualty Insurance - 8.4%
ACE Ltd.	194,000	11,209,320
Allied World Assurance Co. Holdings Ltd.	24,600	1,047,960
Aspen Insurance Holdings Ltd.	99,300	2,544,066
Axis Capital Holdings Ltd.	83,700	2,757,915
MBIA, Inc.	50,800	3,648,964
Old Republic International Corp.	102,900	2,294,670
The St. Paul Travelers Companies, Inc.	175,000	8,898,750
XL Capital Ltd. Class A	22,800	1,573,200
		33,974,845
Reinsurance - 7.3%
Endurance Specialty Holdings Ltd.	340,570	11,579,380
Everest Re Group Ltd.	24,000	2,246,400
Common Stocks - continued
	Shares	Value (Note 1)
INSURANCE - CONTINUED
Reinsurance - continued
IPC Holdings Ltd.	63,500	$ 1,870,075
Max Re Capital Ltd.	118,862	2,852,688
Montpelier Re Holdings Ltd.	30,900	538,587
PartnerRe Ltd.	14,500	986,000
Platinum Underwriters Holdings Ltd.	313,700	9,363,945
		29,437,075
TOTAL INSURANCE		128,410,826
REAL ESTATE INVESTMENT TRUSTS - 7.7%
Mortgage REITs - 0.3%
Annaly Capital Management, Inc.	84,100	1,158,898
Residential REITs - 3.2%
Equity Lifestyle Properties, Inc.	43,900	2,424,597
Equity Residential (SBI)	145,800	8,205,624
United Dominion Realty Trust, Inc. (SBI)	69,600	2,282,184
		12,912,405
Retail REITs - 4.2%
CBL & Associates Properties, Inc.	24,292	1,140,024
Developers Diversified Realty Corp.	83,800	5,624,656
General Growth Properties, Inc.	119,700	7,363,944
Simon Property Group, Inc.	26,100	2,985,579
		17,114,203
TOTAL REAL ESTATE INVESTMENT TRUSTS		31,185,506
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
Real Estate Management & Development - 1.1%
Mitsubishi Estate Co. Ltd.	152,000	4,345,196
THRIFTS & MORTGAGE FINANCE - 5.5%
Thrifts & Mortgage Finance - 5.5%
Countrywide Financial Corp.	131,773	5,729,490
Fannie Mae	158,035	8,933,719
Hudson City Bancorp, Inc.	208,575	2,872,078

	Shares	Value (Note 1)
Radian Group, Inc.	10,600	$ 638,332
Washington Mutual, Inc.	93,800	4,182,542
		22,356,161
TOTAL COMMON STOCKS (Cost $292,924,468)		403,111,454
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 5.35% (b)	2,165,613	2,165,613
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	13,060,535	13,060,535
TOTAL MONEY MARKET FUNDS (Cost $15,226,148)		15,226,148
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $308,150,616)		418,337,602
NET OTHER ASSETS - (3.5)%		(14,305,684)
NET ASSETS - 100%		$ 404,031,918
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $871,850 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 56,493
Fidelity Securities Lending Cash Central Fund	31,572
Total	$ 88,065
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	80.1%
Bermuda	9.9%
Cayman Islands	2.8%
Japan	2.0%
Italy	1.4%
Switzerland	1.1%
Spain	1.1%
Others (individually less than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Financial Services Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,863,296) - See accompanying schedule: Unaffiliated issuers (cost $292,924,468)	$ 403,111,454
Fidelity Central Funds (cost $15,226,148)	15,226,148
Total Investments (cost $308,150,616)		$ 418,337,602
Receivable for investments sold		2,875,913
Receivable for fund shares sold		532,678
Dividends receivable		344,990
Interest receivable		6,779
Prepaid expenses		1,960
Other receivables		12,670
Total assets		422,112,592

Liabilities
Payable for investments purchased	$ 2,539,717
Payable for fund shares redeemed	1,841,072
Accrued management fee	190,063
Distribution fees payable	213,090
Other affiliated payables	117,755
Other payables and accrued expenses	118,442
Collateral on securities loaned, at value	13,060,535
Total liabilities		18,080,674

Net Assets		$ 404,031,918
Net Assets consist of:
Paid in capital		$ 290,275,771
Undistributed net investment income		203,086
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,366,288
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		110,186,773
Net Assets		$ 404,031,918

Statement of Assets and Liabilities - continued

January 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($107,554,984 ÷ 4,720,792 shares)	$ 22.78

Maximum offering price per share (100/94.25 of $22.78)	$ 24.17
Class T: Net Asset Value and redemption price per share ($115,940,120 ÷ 5,101,121 shares)	$ 22.73

Maximum offering price per share (100/96.50 of $22.73)	$ 23.55
Class B: Net Asset Value and offering price per share ($100,978,316 ÷ 4,540,460 shares)A	$ 22.24

Class C: Net Asset Value and offering price per share ($67,501,339 ÷ 3,041,592 shares)A	$ 22.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,057,159 ÷ 522,542 shares)	$ 23.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Statement of Operations

	Six months ended January 31, 2007 (Unaudited)
Investment Income
Dividends		$ 4,372,274
Interest		24
Income from Fidelity Central Funds		88,065
Total income		4,460,363

Expenses
Management fee	$ 1,129,655
Transfer agent fees	631,320
Distribution fees	1,290,622
Accounting and security lending fees	83,997
Custodian fees and expenses	12,329
Independent trustees' compensation	678
Registration fees	38,522
Audit	26,297
Legal	4,801
Miscellaneous	93,002
Total expenses before reductions	3,311,223
Expense reductions	(18,147)	3,293,076
Net investment income (loss)		1,167,287
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $42,189)	31,692,806
Foreign currency transactions	48,730
Total net realized gain (loss)		31,741,536
Change in net unrealized appreciation (depreciation) on: Investment securities	16,129,692
Assets and liabilities in foreign currencies	159
Total change in net unrealized appreciation (depreciation)		16,129,851
Net gain (loss)		47,871,387
Net increase (decrease) in net assets resulting from operations		$ 49,038,674

Statement of Changes in Net Assets

	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,167,287	$ 1,896,820
Net realized gain (loss)	31,741,536	35,867,755
Change in net unrealized appreciation (depreciation)	16,129,851	1,112,137
Net increase (decrease) in net assets resulting from operations	49,038,674	38,876,712
Distributions to shareholders from net investment income	(1,993,514)	(1,881,748)
Distributions to shareholders from net realized gain	(54,831,273)	(29,223,665)
Total distributions	(56,824,787)	(31,105,413)
Share transactions - net increase (decrease)	25,104,749	(47,322,942)
Redemption fees	1,077	8,919
Total increase (decrease) in net assets	17,319,713	(39,542,724)

Net Assets
Beginning of period	386,712,205	426,254,929
End of period (including undistributed net investment income of $203,086 and undistributed net investment income of $1,145,387, respectively)	$ 404,031,918	$ 386,712,205

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 23.34	$ 23.01	$ 22.17	$ 19.98	$ 17.83	$ 20.45
Income from Investment Operations
Net investment income (loss) E	.11	.20	.19	.14	.16	.12
Net realized and unrealized gain (loss)	2.80	2.02	2.48	2.20	2.07	(2.60)
Total from investment operations	2.91	2.22	2.67	2.34	2.23	(2.48)
Distributions from net investment income	(.22)	(.26)	(.07)	(.15)	(.08)	(.14)
Distributions from net realized gain	(3.25)	(1.63)	(1.76)	-	-	-
Total distributions	(3.47) J	(1.89)	(1.83)	(.15)	(.08)	(.14)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 22.78	$ 23.34	$ 23.01	$ 22.17	$ 19.98	$ 17.83
Total Return B, C, D	13.30%	10.32%	12.60%	11.76%	12.57%	(12.16)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.27% A	1.25%	1.26%	1.27%	1.31%	1.27%
Expenses net of fee waivers, if any	1.27% A	1.25%	1.26%	1.27%	1.31%	1.27%
Expenses net of all reductions	1.26% A	1.23%	1.23%	1.25%	1.27%	1.23%
Net investment income (loss)	.96% A	.87%	.88%	.63%	.89%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 107,555	$ 85,356	$ 68,012	$ 58,222	$ 57,255	$ 60,475
Portfolio turnover rate G	62% A	33%	61%	74%	60%	125%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.47 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $3.250 per share.

Financial Highlights - Class T

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 23.26	$ 22.87	$ 22.07	$ 19.90	$ 17.77	$ 20.38
Income from Investment Operations
Net investment income (loss) E	.08	.15	.14	.09	.12	.07
Net realized and unrealized gain (loss)	2.80	2.02	2.47	2.19	2.07	(2.59)
Total from investment operations	2.88	2.17	2.61	2.28	2.19	(2.52)
Distributions from net investment income	(.16)	(.15)	(.05)	(.11)	(.06)	(.09)
Distributions from net realized gain	(3.25)	(1.63)	(1.76)	-	-	-
Total distributions	(3.41) J	(1.78)	(1.81)	(.11)	(.06)	(.09)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 22.73	$ 23.26	$ 22.87	$ 22.07	$ 19.90	$ 17.77
Total Return B, C, D	13.16%	10.11%	12.37%	11.49%	12.37%	(12.39)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.50% A	1.47%	1.48%	1.50%	1.53%	1.49%
Expenses net of fee waivers, if any	1.50% A	1.47%	1.48%	1.50%	1.53%	1.49%
Expenses net of all reductions	1.50% A	1.46%	1.46%	1.48%	1.49%	1.45%
Net investment income (loss)	.73% A	.65%	.66%	.41%	.67%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 115,940	$ 113,344	$ 128,388	$ 144,887	$ 157,238	$ 169,429
Portfolio turnover rate G	62% A	33%	61%	74%	60%	125%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.41 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $3.250 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Financial Highlights - Class B

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.75	$ 22.33	$ 21.65	$ 19.53	$ 17.50	$ 20.08
Income from Investment Operations
Net investment income (loss) E	.02	.03	.03	(.02)	.03	(.03)
Net realized and unrealized gain (loss)	2.73	1.97	2.41	2.16	2.03	(2.55)
Total from investment operations	2.75	2.00	2.44	2.14	2.06	(2.58)
Distributions from net investment income	(.02)	(.01)	-	(.02)	(.03)	-
Distributions from net realized gain	(3.25)	(1.57)	(1.76)	-	-	-
Total distributions	(3.26) J	(1.58)	(1.76)	(.02)	(.03)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 22.24	$ 22.75	$ 22.33	$ 21.65	$ 19.53	$ 17.50
Total Return B, C, D	12.85%	9.52%	11.78%	10.96%	11.80%	(12.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.03% A	1.99%	2.00%	2.02%	2.03%	2.01%
Expenses net of fee waivers, if any	2.03% A	1.99%	2.00%	2.02%	2.03%	2.01%
Expenses net of all reductions	2.02% A	1.98%	1.98%	2.00%	1.99%	1.97%
Net investment income (loss)	.21% A	.13%	.14%	(.11)%	.17%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 100,978	$ 113,652	$ 145,046	$ 179,873	$ 193,373	$ 206,460
Portfolio turnover rate G	62% A	33%	61%	74%	60%	125%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.26 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $3.247 per share.

Financial Highlights - Class C

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.74	$ 22.34	$ 21.65	$ 19.53	$ 17.49	$ 20.05
Income from Investment Operations
Net investment income (loss) E	.03	.04	.04	(.01)	.04	(.02)
Net realized and unrealized gain (loss)	2.72	1.98	2.42	2.15	2.03	(2.54)
Total from investment operations	2.75	2.02	2.46	2.14	2.07	(2.56)
Distributions from net investment income	(.05)	(.02)	(.01)	(.02)	(.03)	-
Distributions from net realized gain	(3.25)	(1.60)	(1.76)	-	-	-
Total distributions	(3.30) J	(1.62)	(1.77)	(.02)	(.03)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 22.19	$ 22.74	$ 22.34	$ 21.65	$ 19.53	$ 17.49
Total Return B, C, D	12.85%	9.58%	11.88%	10.96%	11.86%	(12.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.98% A	1.94%	1.95%	1.97%	1.99%	1.96%
Expenses net of fee waivers, if any	1.98% A	1.94%	1.95%	1.97%	1.99%	1.96%
Expenses net of all reductions	1.97% A	1.93%	1.92%	1.95%	1.95%	1.92%
Net investment income (loss)	.26% A	.18%	.19%	(.06)%	.22%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,501	$ 62,469	$ 72,181	$ 86,199	$ 97,434	$ 107,899
Portfolio turnover rate G	62% A	33%	61%	74%	60%	125%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.30 per share is comprised of distributions from net investment income of $.049 and distributions from net realized gain of $3.250 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 23.63	$ 23.29	$ 22.37	$ 20.17	$ 17.95	$ 20.59
Income from Investment Operations
Net investment income (loss) D	.15	.29	.29	.23	.24	.19
Net realized and unrealized gain (loss)	2.84	2.05	2.50	2.21	2.09	(2.62)
Total from investment operations	2.99	2.34	2.79	2.44	2.33	(2.43)
Distributions from net investment income	(.30)	(.37)	(.11)	(.24)	(.11)	(.21)
Distributions from net realized gain	(3.25)	(1.63)	(1.76)	-	-	-
Total distributions	(3.55) I	(2.00)	(1.87)	(.24)	(.11)	(.21)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 23.07	$ 23.63	$ 23.29	$ 22.37	$ 20.17	$ 17.95
Total Return B, C	13.48%	10.78%	13.06%	12.18%	13.07%	(11.84)%
Ratios to Average Net Assets E, G
Expenses before reductions	.92% A	.86%	.86%	.88%	.88%	.89%
Expenses net of fee waivers, if any	.92% A	.86%	.86%	.88%	.88%	.89%
Expenses net of all reductions	.91% A	.85%	.84%	.85%	.84%	.85%
Net investment income (loss)	1.32% A	1.26%	1.28%	1.03%	1.32%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,057	$ 11,892	$ 12,629	$ 13,008	$ 14,539	$ 15,283
Portfolio turnover rate F	62% A	33%	61%	74%	60%	125%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $3.55 per share is comprised of distributions from net investment income of $.298 and distributions from net realized gain of $3.250 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Financial Services Fund (the Fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 110,688,632
Unrealized depreciation	(1,440,525)
Net unrealized appreciation (depreciation)	$ 109,248,107
Cost for federal income tax purposes	$ 309,089,495

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. Prior to October 1, 2006, shares held in the Fund less than 60 days were subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Financial Services

3. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $122,694,769 and $151,706,895, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 119,429	$ 2,412
Class T	.25%	.25%	293,342	-
Class B	.75%	.25%	547,312	410,484
Class C	.75%	.25%	330,539	12,312
			$ 1,290,622	$ 425,208

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,384
Class T	6,437
Class B *	60,824
Class C *	1,425
$ 85,070

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets *
Class A	$ 157,232.33
Class T	181,398.31
Class B	184,673.34
Class C	94,237.29
Institutional Class	13,780.22
	$ 631,320

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company, (FMR).

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $793 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $501 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $31,572.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10,829 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 735
Class B	342
$ 1,077

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Financial Services

8. Other - continued

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2007	Year ended July 31, 2006
From net investment income
Class A	$ 867,687	$ 793,007
Class T	765,113	784,601
Class B	69,445	62,350
Class C	139,125	47,101
Institutional Class	152,144	194,689
Total	$ 1,993,514	$ 1,881,748
From net realized gain
Class A	$ 12,753,073	$ 4,952,004
Class T	15,966,936	8,720,889
Class B	15,271,397	9,718,109
Class C	9,173,088	4,968,829
Institutional Class	1,666,779	863,834
Total	$ 54,831,273	$ 29,223,665

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2007	Year ended July 31, 2006	Six months ended January 31, 2007	Year ended July 31, 2006
Class A
Shares sold	1,034,429	1,351,439	$ 23,827,036	$ 31,220,975
Reinvestment of distributions	548,320	234,688	12,292,029	5,118,429
Shares redeemed	(518,334)	(885,268)	(11,978,767)	(20,266,228)
Net increase (decrease)	1,064,415	700,859	$ 24,140,298	$ 16,073,176
Class T
Shares sold	267,234	426,844	$ 6,172,253	$ 9,717,059
Reinvestment of distributions	703,948	409,216	15,751,005	8,897,438
Shares redeemed	(743,356)	(1,576,453)	(17,061,554)	(35,989,546)
Net increase (decrease)	227,826	(740,393)	$ 4,861,704	$ (17,375,049)
Class B
Shares sold	182,662	302,265	$ 4,097,312	$ 6,677,115
Reinvestment of distributions	609,690	394,522	13,365,246	8,409,188
Shares redeemed	(1,248,114)	(2,197,220)	(28,166,207)	(49,213,763)
Net increase (decrease)	(455,762)	(1,500,433)	$ (10,703,649)	$ (34,127,460)
Class C
Shares sold	219,156	241,582	$ 4,920,037	$ 5,385,733
Reinvestment of distributions	345,073	190,165	7,545,484	4,051,037
Shares redeemed	(270,316)	(915,599)	(6,076,004)	(20,422,653)
Net increase (decrease)	293,913	(483,852)	$ 6,389,517	$ (10,985,883)
Institutional Class
Shares sold	57,592	67,105	$ 1,347,454	$ 1,572,188
Reinvestment of distributions	56,949	34,641	1,292,278	762,982
Shares redeemed	(95,206)	(140,689)	(2,222,853)	(3,242,896)
Net increase (decrease)	19,335	(38,943)	$ 416,879	$ (907,726)

Financial Services

Advisor Health Care Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period * August 1, 2006 to January 31, 2007
Class A
Actual	$ 1,000.00	$ 1,087.80	$ 6.79
Hypothetical A	$ 1,000.00	$ 1,018.70	$ 6.56
Class T
Actual	$ 1,000.00	$ 1,086.40	$ 8.10
Hypothetical A	$ 1,000.00	$ 1,017.44	$ 7.83
Class B
Actual	$ 1,000.00	$ 1,083.70	$ 10.92
Hypothetical A	$ 1,000.00	$ 1,014.72	$ 10.56
Class C
Actual	$ 1,000.00	$ 1,084.00	$ 10.45
Hypothetical A	$ 1,000.00	$ 1,015.17	$ 10.11
Institutional Class
Actual	$ 1,000.00	$ 1,089.90	$ 4.85
Hypothetical A	$ 1,000.00	$ 1,020.57	$ 4.69

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.29%
Class T	1.54%
Class B	2.08%
Class C	1.99%
Institutional Class	.92%

Semiannual Report

Advisor Health Care Fund

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson	10.9	7.7
Merck & Co., Inc.	5.8	5.4
Brookdale Senior Living, Inc.	5.5	1.7
Healthways, Inc.	4.9	0.5
Allergan, Inc.	4.2	2.6
Cerner Corp.	3.8	0.1
C.R. Bard, Inc.	3.8	0.7
Pfizer, Inc.	3.3	7.8
UnitedHealth Group, Inc.	3.1	3.8
Amgen, Inc.	2.7	4.3
	48.0
Top Industries (% of fund's net assets)
As of January 31, 2007
Pharmaceuticals	30.3%
Health Care Providers & Services	23.7%
Health Care Equipment & Supplies	18.9%
Biotechnology	11.7%
Health Care Technology	5.0%
All Others *	10.4%

As of July 31, 2006
Pharmaceuticals	37.4%
Health Care Providers & Services	25.9%
Health Care Equipment & Supplies	15.9%
Biotechnology	14.4%
Life Sciences Tools & Services	3.3%
All Others *	3.1%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Health Care

Advisor Health Care Fund

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 11.7%
Biotechnology - 11.7%
Advanced Cell Technology, Inc. (a)	200,600	$ 156,468
Alexion Pharmaceuticals, Inc. (a)	3,400	141,338
Alnylam Pharmaceuticals, Inc. (a)	133,400	2,825,412
Amgen, Inc. (a)	271,900	19,133,603
Amylin Pharmaceuticals, Inc. (a)(d)	144,500	5,603,710
Celgene Corp. (a)	275,700	14,799,576
deCODE genetics, Inc. (a)	470,662	1,727,330
Genentech, Inc. (a)	98,200	8,579,734
Gilead Sciences, Inc. (a)	206,300	13,269,216
GTx, Inc. (a)	147,400	2,741,640
Human Genome Sciences, Inc. (a)	57,800	680,884
Isis Pharmaceuticals, Inc. (a)	60,000	623,400
MannKind Corp. (a)	25,100	415,656
Medarex, Inc. (a)	101,500	1,367,205
Omrix Biopharmaceuticals, Inc. (a)	143,155	4,878,722
PDL BioPharma, Inc. (a)	69,800	1,431,598
Senomyx, Inc. (a)	46,500	679,830
Transition Therapeutics, Inc. (a)	327,000	500,255
Trubion Pharmaceuticals, Inc.	65,852	1,372,356
Vertex Pharmaceuticals, Inc. (a)	70,000	2,474,500
		83,402,433
CHEMICALS - 1.9%
Diversified Chemicals - 0.3%
Bayer AG	37,700	2,231,086
Fertilizers & Agricultural Chemicals - 1.6%
Fertilizantes Fosfatados SA (PN)	71,400	1,220,898
Monsanto Co.	139,800	7,701,582
Potash Corp. of Saskatchewan, Inc.	14,900	2,324,847
		11,247,327
TOTAL CHEMICALS		13,478,413
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Diversified Commercial & Professional Services - 0.4%
Healthcare Services Group, Inc.	105,409	3,048,428
DIVERSIFIED CONSUMER SERVICES - 0.4%
Specialized Consumer Services - 0.4%
Service Corp. International	116,300	1,238,595
Weight Watchers International, Inc.	29,800	1,610,094
		2,848,689
FOOD PRODUCTS - 1.6%
Agricultural Products - 0.6%
Biomar Holdings AS	45,900	2,226,519
Nutreco Holding NV	33,500	2,307,549
		4,534,068
Packaged Foods & Meats - 1.0%
Cermaq ASA	105,800	1,712,399
Groupe Danone	9,300	1,432,721

	Shares	Value (Note 1)
Koninklijke Numico NV	34,900	$ 1,851,317
PAN Fish ASA (a)	1,710,000	1,830,504
		6,826,941
TOTAL FOOD PRODUCTS		11,361,009
HEALTH CARE EQUIPMENT & SUPPLIES - 18.9%
Health Care Equipment - 15.0%
Advanced Medical Optics, Inc. (a)	119,800	4,402,650
ArthroCare Corp. (a)	58,600	2,162,340
Aspect Medical Systems, Inc. (a)	97,500	1,623,375
Baxter International, Inc.	282,330	14,020,508
Becton, Dickinson & Co.	227,300	17,488,462
Biosite, Inc. (a)(d)	104,668	5,639,512
C.R. Bard, Inc.	325,079	26,825,519
Cholestech Corp. (a)	94,700	1,593,801
Cochlear Ltd.	40,200	1,762,104
DexCom, Inc. (a)(d)	37,814	336,545
Electro-Optical Sciences, Inc. (a)(e)	400,123	2,016,620
Electro-Optical Sciences, Inc. warrants 11/2/11 (a)(e)	60,018	154,469
Imaging Dynamics Co. Ltd. (a)	265,100	574,541
Intuitive Surgical, Inc. (a)	23,288	2,291,772
Kyphon, Inc. (a)	73,000	3,415,670
Meridian Bioscience, Inc.	30,200	895,430
NeuroMetrix, Inc. (a)	64,400	856,520
Northstar Neuroscience, Inc.	171,400	2,272,764
Respironics, Inc. (a)	76,800	3,271,680
Restore Medical, Inc.	5,900	22,715
Sirona Dental Systems, Inc.	27,535	1,179,049
Stereotaxis, Inc. (a)	313,590	3,223,705
The Spectranetics Corp. (a)	244,200	2,598,288
Thermogenesis Corp. (a)	2,148,534	8,637,107
		107,265,146
Health Care Supplies - 3.9%
Alcon, Inc.	67,600	7,960,576
Cooper Companies, Inc.	205,243	9,790,091
DJO, Inc. (a)	58,241	2,411,177
Gen-Probe, Inc. (a)	22,300	1,153,356
Inverness Medical Innovations, Inc. (a)	107,444	4,428,842
Inverness Medical Innovations, Inc. (a)(e)	14,543	599,462
Merit Medical Systems, Inc. (a)	115,922	1,826,931
		28,170,435
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		135,435,581
HEALTH CARE PROVIDERS & SERVICES - 23.7%
Health Care Distributors & Services - 2.6%
Cardinal Health, Inc.	138,100	9,863,102
Henry Schein, Inc. (a)	3,800	192,926
McKesson Corp.	155,300	8,657,975
		18,714,003
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Facilities - 7.2%
Acibadem Saglik Hizmetleri AS	64,830	$ 672,960
Brookdale Senior Living, Inc. (d)	818,700	39,297,600
Bumrungrad Hospital PCL (For. Reg.)	1,413,400	1,464,242
Capital Senior Living Corp. (a)	286,900	3,052,616
Community Health Systems, Inc. (a)	59,800	2,137,850
Emeritus Corp. (a)	57,100	1,553,691
Sun Healthcare Group, Inc. (a)	72,300	890,736
VCA Antech, Inc. (a)	63,620	2,138,904
		51,208,599
Health Care Services - 9.3%
Caremark Rx, Inc.	189,100	11,584,266
Diagnosticos da America SA (a)	63,500	1,270,867
Emergency Medical Services Corp. Class A (a)	52,900	1,375,400
Express Scripts, Inc. (a)	31,400	2,182,928
HAPC, Inc. unit	215,800	1,359,540
Health Grades, Inc. (a)	413,083	2,271,957
Healthways, Inc. (a)	769,316	34,934,640
HMS Holdings Corp. (a)	114,900	2,238,252
Medco Health Solutions, Inc. (a)	133,800	7,922,298
Nighthawk Radiology Holdings, Inc.	42,310	1,066,635
		66,206,783
Managed Health Care - 4.6%
Health Net, Inc. (a)	51,500	2,508,565
Humana, Inc. (a)	65,900	3,657,450
UnitedHealth Group, Inc.	417,909	21,839,924
WellPoint, Inc. (a)	64,700	5,071,186
		33,077,125
TOTAL HEALTH CARE PROVIDERS & SERVICES		169,206,510
HEALTH CARE TECHNOLOGY - 5.0%
Health Care Technology - 5.0%
Allscripts Healthcare Solutions, Inc. (a)	52,200	1,597,320
Cerner Corp. (a)	600,400	26,975,972
Eclipsys Corp. (a)	68,867	1,349,793
IMS Health, Inc.	53,400	1,541,124
Vital Images, Inc. (a)	64,400	2,160,620
WebMD Health Corp. Class A (a)	42,289	2,086,962
		35,711,791
HOTELS, RESTAURANTS & LEISURE - 0.7%
Leisure Facilities - 0.7%
Life Time Fitness, Inc. (a)	34,200	1,853,640
Town Sports International Holdings, Inc.	153,706	3,028,008
		4,881,648
LEISURE EQUIPMENT & PRODUCTS - 0.4%
Leisure Products - 0.4%
Cybex International, Inc. (a)	456,997	2,824,241

	Shares	Value (Note 1)
LIFE SCIENCES TOOLS & SERVICES - 4.8%
Life Sciences Tools & Services - 4.8%
Advanced Magnetics, Inc. (a)	120,707	$ 7,354,678
Affymetrix, Inc. (a)	75,916	1,894,863
Charles River Laboratories International, Inc. (a)	69,300	3,118,500
Covance, Inc. (a)	84,200	5,190,930
Exelixis, Inc. (a)	361,197	3,539,731
Illumina, Inc. (a)	76,272	3,115,711
Millipore Corp. (a)	62,870	4,305,338
Pharmaceutical Product Development, Inc.	28,700	990,150
QIAGEN NV (a)	259,600	4,483,292
		33,993,193
PHARMACEUTICALS - 30.3%
Pharmaceuticals - 30.3%
Adams Respiratory Therapeutics, Inc. (a)	96,800	4,341,480
Allergan, Inc.	258,250	30,140,358
Atherogenics, Inc. (a)(d)	8,900	105,020
Barr Pharmaceuticals, Inc. (a)	78,800	4,217,376
BioMimetic Therapeutics, Inc.	331,162	5,099,895
Cadence Pharmaceuticals, Inc.	17,505	214,086
Cipla Ltd.	142,584	796,698
Elan Corp. PLC sponsored ADR (a)	75,600	941,220
Endo Pharmaceuticals Holdings, Inc. (a)	93,500	2,872,320
Inyx, Inc. (a)	1,235,400	2,717,880
Javelin Pharmaceuticals, Inc. (a)	42,900	220,935
Johnson & Johnson	1,160,658	77,531,952
Merck & Co., Inc.	917,700	41,067,075
Pfizer, Inc.	898,920	23,587,661
Roche Holding AG (participation certificate)	11,696	2,197,673
Shire PLC sponsored ADR	35,500	2,253,540
Wyeth	346,220	17,106,730
Xenoport, Inc. (a)	58,400	1,392,256
		216,804,155
SOFTWARE - 0.2%
Systems Software - 0.2%
Quality Systems, Inc.	36,648	1,554,975
TEXTILES, APPAREL & LUXURY GOODS - 0.2%
Apparel, Accessories & Luxury Goods - 0.2%
Under Armour, Inc. Class A (sub. vtg.) (a)	30,700	1,559,560
TOTAL COMMON STOCKS (Cost $596,505,664)		716,110,626
Nonconvertible Preferred Stocks - 0.0%

LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(e) (Cost $232,840)	43,000	0
Money Market Funds - 0.8%
	Shares	Value (Note 1)
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c) (Cost $5,597,151)	5,597,151	$ 5,597,151
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.24%, dated 1/31/07 due 2/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $39,000)	$ 39,006	39,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $602,374,655)		721,746,777
NET OTHER ASSETS - (1.0)%		(6,947,610)
NET ASSETS - 100%		$ 714,799,167
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,770,551 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc.	11/1/06	$ 2,280,701
Electro-Optical Sciences, Inc. warrants 11/2/11	11/1/06	$ 6
GeneProt, Inc. Series A	7/7/00	$ 232,840
Inverness Medical Innovations, Inc.	2/8/06	$ 354,995
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$39,000 due 2/01/07 at 5.24%
BNP Paribas Securities Corp.	$ 10,038
Merrill Lynch Government Securities, Inc.	16,910
Merrill Lynch, Pierce, Fenner & Smith, Inc.	12,052
$ 39,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 81,794
Fidelity Securities Lending Cash Central Fund	103,042
Total	$ 184,836

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Health Care Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,485,516 and repurchase agreements of $39,000) - See accompanying schedule: Unaffiliated issuers (cost $596,777,504)	$ 716,149,626
Fidelity Central Funds (cost $5,597,151)	5,597,151
Total Investments (cost $602,374,655)		$ 721,746,777
Cash		358,227
Receivable for investments sold		1,983,339
Receivable for fund shares sold		894,304
Dividends receivable		99,827
Interest receivable		7,709
Prepaid expenses		3,305
Other receivables		9,931
Total assets		725,103,419

Liabilities
Payable for investments purchased	$ 744,680
Payable for fund shares redeemed	2,808,406
Accrued management fee	336,074
Distribution fees payable	356,715
Other affiliated payables	230,787
Other payables and accrued expenses	230,439
Collateral on securities loaned, at value	5,597,151
Total liabilities		10,304,252

Net Assets		$ 714,799,167
Net Assets consist of:
Paid in capital		$ 577,606,772
Accumulated net investment loss		(1,721,868)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		19,543,377
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		119,370,886
Net Assets		$ 714,799,167

Statement of Assets and Liabilities - continued

January 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($223,516,009 ÷ 9,737,510 shares)	$ 22.95

Maximum offering price per share (100/94.25 of $22.95)	$ 24.35
Class T: Net Asset Value and redemption price per share ($207,333,540 ÷ 9,226,623 shares)	$ 22.47

Maximum offering price per share (100/96.50 of $22.47)	$ 23.28
Class B: Net Asset Value and offering price per share ($150,433,557 ÷ 7,020,912 shares)A	$ 21.43

Class C: Net Asset Value and offering price per share ($114,697,400 ÷ 5,354,709 shares)A	$ 21.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($18,818,661 ÷ 796,065 shares)	$ 23.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Health Care

Statement of Operations

	Six months ended January 31, 2007 (Unaudited)

Investment Income
Dividends		$ 4,054,990
Interest		327
Income from Fidelity Central Funds		184,836
Total income		4,240,153

Expenses
Management fee	$ 2,060,552
Transfer agent fees	1,292,553
Distribution fees	2,218,653
Accounting and security lending fees	136,942
Custodian fees and expenses	25,923
Independent trustees' compensation	1,254
Registration fees	46,409
Audit	24,493
Legal	8,830
Miscellaneous	200,951
Total expenses before reductions	6,016,560
Expense reductions	(54,866)	5,961,694
Net investment income (loss)		(1,721,541)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	47,135,146
Foreign currency transactions	(10,771)
Total net realized gain (loss)		47,124,375
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,360)	14,859,050
Assets and liabilities in foreign currencies	115
Total change in net unrealized appreciation (depreciation)		14,859,165
Net gain (loss)		61,983,540
Net increase (decrease) in net assets resulting from operations		$ 60,261,999

Statement of Changes in Net Assets

	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,721,541)	$ (6,125,419)
Net realized gain (loss)	47,124,375	99,186,502
Change in net unrealized appreciation (depreciation)	14,859,165	(66,787,109)
Net increase (decrease) in net assets resulting from operations	60,261,999	26,273,974
Distributions to shareholders from net realized gain	(83,314,180)	(1,408,688)
Share transactions - net increase (decrease)	3,677,075	(90,540,183)
Redemption fees	13,249	29,238
Total increase (decrease) in net assets	(19,361,857)	(65,645,659)

Net Assets
Beginning of period	734,161,024	799,806,683
End of period (including accumulated net investment loss of $1,721,868 and accumulated net investment loss of $327, respectively)	$ 714,799,167	$ 734,161,024

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 23.77	$ 22.94	$ 18.91	$ 18.29	$ 16.51	$ 20.41
Income from Investment Operations
Net investment income (loss) E	(.01)	(.09)	(.05)	(.05)	- I	(.04)
Net realized and unrealized gain (loss)	1.94	.96	4.08	.67	1.78	(3.86)
Total from investment operations	1.93	.87	4.03	.62	1.78	(3.90)
Distributions from net realized gain	(2.75)	(.04)	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	- I
Net asset value, end of period	$ 22.95	$ 23.77	$ 22.94	$ 18.91	$ 18.29	$ 16.51
Total Return B, C, D	8.78%	3.79%	21.31%	3.39%	10.78%	(19.11)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.29% A	1.25%	1.28%	1.32%	1.34%	1.29%
Expenses net of fee waivers, if any	1.29% A	1.25%	1.28%	1.32%	1.34%	1.29%
Expenses net of all reductions	1.27% A	1.21%	1.26%	1.29%	1.27%	1.24%
Net investment income (loss)	(.11)% A	(.38)%	(.22)%	(.26)%	(.01)%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 223,516	$ 199,221	$ 139,158	$ 104,258	$ 108,692	$ 103,292
Portfolio turnover rate G	141% A	99%	71%	60%	120%	167%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 23.26	$ 22.50	$ 18.60	$ 18.03	$ 16.31	$ 20.22
Income from Investment Operations
Net investment income (loss) E	(.04)	(.15)	(.09)	(.09)	(.04)	(.09)
Net realized and unrealized gain (loss)	1.90	.95	3.99	.66	1.76	(3.82)
Total from investment operations	1.86	.80	3.90	.57	1.72	(3.91)
Distributions from net realized gain	(2.65)	(.04)	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	- I
Net asset value, end of period	$ 22.47	$ 23.26	$ 22.50	$ 18.60	$ 18.03	$ 16.31
Total Return B, C, D	8.64%	3.55%	20.97%	3.16%	10.55%	(19.34)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.54% A	1.50%	1.53%	1.56%	1.59%	1.52%
Expenses net of fee waivers, if any	1.54% A	1.50%	1.53%	1.56%	1.59%	1.52%
Expenses net of all reductions	1.53% A	1.47%	1.51%	1.53%	1.51%	1.47%
Net investment income (loss)	(.37)% A	(.63)%	(.47)%	(.51)%	(.26)%	(.46)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 207,334	$ 218,280	$ 243,353	$ 243,176	$ 264,115	$ 274,243
Portfolio turnover rate G	141% A	99%	71%	60%	120%	167%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Health Care

Financial Highlights - Class B

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.17	$ 21.55	$ 17.91	$ 17.45	$ 15.86	$ 19.76
Income from Investment Operations
Net investment income (loss) E	(.10)	(.25)	(.19)	(.18)	(.12)	(.18)
Net realized and unrealized gain (loss)	1.83	.91	3.83	.64	1.71	(3.72)
Total from investment operations	1.73	.66	3.64	.46	1.59	(3.90)
Distributions from net realized gain	(2.47)	(.04)	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	- I
Net asset value, end of period	$ 21.43	$ 22.17	$ 21.55	$ 17.91	$ 17.45	$ 15.86
Total Return B, C, D	8.37%	3.06%	20.32%	2.64%	10.03%	(19.74)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.08% A	2.01%	2.04%	2.06%	2.05%	2.02%
Expenses net of fee waivers, if any	2.08% A	2.01%	2.04%	2.06%	2.05%	2.02%
Expenses net of all reductions	2.06% A	1.98%	2.01%	2.03%	1.98%	1.98%
Net investment income (loss)	(.90)% A	(1.14)%	(.98)%	(1.01)%	(.73)%	(.97)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 150,434	$ 180,364	$ 266,319	$ 285,299	$ 317,906	$ 334,056
Portfolio turnover rate G	141% A	99%	71%	60%	120%	167%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.24	$ 21.61	$ 17.94	$ 17.47	$ 15.87	$ 19.76
Income from Investment Operations
Net investment income (loss) E	(.09)	(.24)	(.17)	(.17)	(.11)	(.17)
Net realized and unrealized gain (loss)	1.82	.91	3.84	.64	1.71	(3.72)
Total from investment operations	1.73	.67	3.67	.47	1.60	(3.89)
Distributions from net realized gain	(2.55)	(.04)	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	- I
Net asset value, end of period	$ 21.42	$ 22.24	$ 21.61	$ 17.94	$ 17.47	$ 15.87
Total Return B, C, D	8.40%	3.10%	20.46%	2.69%	10.08%	(19.69)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.99% A	1.94%	1.97%	2.00%	2.00%	1.97%
Expenses net of fee waivers, if any	1.99% A	1.94%	1.97%	2.00%	2.00%	1.97%
Expenses net of all reductions	1.97% A	1.91%	1.94%	1.97%	1.92%	1.93%
Net investment income (loss)	(.81)% A	(1.07)%	(.91)%	(.95)%	(.67)%	(.92)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 114,697	$ 115,644	$ 131,277	$ 130,184	$ 150,576	$ 160,877
Portfolio turnover rate G	141% A	99%	71%	60%	120%	167%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns for periods of less than one year are not annualized. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 24.43	$ 23.48	$ 19.28	$ 18.58	$ 16.70	$ 20.58
Income from Investment Operations
Net investment income (loss) D	.03	- H	.04	.03	.06	.02
Net realized and unrealized gain (loss)	2.00	.99	4.16	.67	1.82	(3.90)
Total from investment operations	2.03	.99	4.20	.70	1.88	(3.88)
Distributions from net realized gain	(2.82)	(.04)	-	-	-	-
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	- H
Net asset value, end of period	$ 23.64	$ 24.43	$ 23.48	$ 19.28	$ 18.58	$ 16.70
Total Return B, C	8.99%	4.21%	21.78%	3.77%	11.26%	(18.85)%
Ratios to Average Net Assets E, G
Expenses before reductions	.92% A	.86%	.88%	.91%	.96%	.95%
Expenses net of fee waivers, if any	.92% A	.86%	.88%	.91%	.96%	.95%
Expenses net of all reductions	.91% A	.83%	.85%	.88%	.88%	.90%
Net investment income (loss)	.25% A	.01%	.18%	.14%	.37%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,819	$ 20,652	$ 19,698	$ 20,358	$ 23,364	$ 35,923
Portfolio turnover rate F	141% A	99%	71%	60%	120%	167%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Health Care

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Health Care Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Initial Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 127,824,979
Unrealized depreciation	(9,409,320)
Net unrealized appreciation (depreciation)	$ 118,415,659
Cost for federal income tax purposes	$ 603,331,118

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. Prior to October 1, 2006, shares held in the Fund less than 60 days were subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Health Care

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $513,951,656 and $591,103,107, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 263,996	$ 8,370
Class T	.25%	.25%	540,510	-
Class B	.75%	.25%	832,669	624,502
Class C	.75%	.25%	581,478	33,103
			$ 2,218,653	$ 665,975

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 27,372
Class T	13,917
Class B *	132,467
Class C *	3,353
$ 177,109

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 377,030	.36 *
Class T	387,933	.36 *
Class B	327,140	.39 *
Class C	175,769	.30 *
Institutional Class	24,681	.24 *
	$ 1,292,553

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,413 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $924 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $103,042.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $33,626 for the period. In addition, through arrangements with the each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 7,476
Class B	458
Class C	1,175
Institutional Class	302
$ 9,411

Health Care

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2007	Year ended July 31, 2006
From net realized gain
Class A	$ 23,887,125	$ 268,383
Class T	24,697,592	418,518
Class B	18,914,304	451,789
Class C	13,346,145	237,307
Institutional Class	2,469,014	32,691
Total	$ 83,314,180	$ 1,408,688

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2007	Year ended July 31, 2006	Six months ended January 31, 2007	Year ended July 31, 2006
Class A
Shares sold	1,815,883	4,246,771	$ 41,619,493	$ 100,545,647
Reinvestment of distributions	919,326	9,593	20,489,369	231,281
Shares redeemed	(1,378,400)	(1,943,098)	(31,655,848)	(45,790,984)
Net increase (decrease)	1,356,809	2,313,266	$ 30,453,014	$ 54,985,944
Class T
Shares sold	473,439	1,483,213	$ 10,650,342	$ 34,397,018
Reinvestment of distributions	1,064,993	16,686	23,268,178	394,126
Shares redeemed	(1,697,501)	(2,931,043)	(38,079,373)	(67,817,881)
Net increase (decrease)	(159,069)	(1,431,144)	$ (4,160,853)	$ (33,026,737)
Class B
Shares sold	280,930	602,620	$ 6,008,304	$ 13,347,616
Reinvestment of distributions	800,070	17,559	16,714,747	396,669
Shares redeemed	(2,196,722)	(4,838,970)	(47,192,854)	(107,126,893)
Net increase (decrease)	(1,115,722)	(4,218,791)	$ (24,469,803)	$ (93,382,608)
Class C
Shares sold	321,464	622,433	$ 6,853,737	$ 13,817,015
Reinvestment of distributions	508,368	8,336	10,615,090	188,806
Shares redeemed	(675,366)	(1,506,077)	(14,461,594)	(33,350,524)
Net increase (decrease)	154,466	(875,308)	$ 3,007,233	$ (19,344,703)
Institutional Class
Shares sold	159,206	197,168	$ 3,798,838	$ 4,832,048
Reinvestment of distributions	77,688	990	1,779,821	24,473
Shares redeemed	(286,274)	(191,717)	(6,731,175)	(4,628,600)
Net increase (decrease)	(49,380)	6,441	$ (1,152,516)	$ 227,921

Health Care

Advisor Industrials Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Class A
Actual	$ 1,000.00	$ 1,130.10	$ 6.76
HypotheticalA	$ 1,000.00	$ 1,018.85	$ 6.41
Class T
Actual	$ 1,000.00	$ 1,128.70	$ 8.05
HypotheticalA	$ 1,000.00	$ 1,017.64	$ 7.63
Class B
Actual	$ 1,000.00	$ 1,125.80	$ 11.04
HypotheticalA	$ 1,000.00	$ 1,014.82	$ 10.46
Class C
Actual	$ 1,000.00	$ 1,126.20	$ 10.66
HypotheticalA	$ 1,000.00	$ 1,015.17	$ 10.11
Institutional Class
Actual	$ 1,000.00	$ 1,132.00	$ 5.05
HypotheticalA	$ 1,000.00	$ 1,020.47	$ 4.79

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.26%
Class T	1.50%
Class B	2.06%
Class C	1.99%
Institutional Class	.94%

Semiannual Report

Advisor Industrials Fund

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	20.0	8.1
United Technologies Corp.	7.8	4.2
Honeywell International, Inc.	5.6	3.2
Tyco International Ltd.	5.0	3.0
Danaher Corp.	3.5	0.9
United Parcel Service, Inc. Class B	3.2	1.5
Emerson Electric Co.	3.1	1.7
Burlington Northern Santa Fe Corp.	2.8	1.1
Illinois Tool Works, Inc.	2.4	2.4
Caterpillar, Inc.	2.3	2.2
	55.7
Top Industries (% of fund's net assets)
As of January 31, 2007
Industrial Conglomerates	28.8%
Aerospace & Defense	18.6%
Machinery	13.9%
Road & Rail	8.6%
Electrical Equipment	6.6%
All Others*	23.5%

As of July 31, 2006
Aerospace & Defense	16.4%
Chemicals	15.6%
Industrial Conglomerates	15.5%
Machinery	11.4%
Road & Rail	6.0%
All Others*	35.1%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Industrials

Advisor Industrials Fund

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 18.6%
Aerospace & Defense - 18.6%
DRS Technologies, Inc.	28,700	$ 1,589,980
General Dynamics Corp.	80,900	6,322,335
Goodrich Corp.	40,100	1,965,702
Honeywell International, Inc.	376,700	17,211,423
Raytheon Co.	124,900	6,482,310
United Technologies Corp.	356,500	24,249,130
		57,820,880
AIR FREIGHT & LOGISTICS - 5.4%
Air Freight & Logistics - 5.4%
C.H. Robinson Worldwide, Inc.	65,300	3,464,165
Hub Group, Inc. Class A	51,072	1,525,010
United Parcel Service, Inc. Class B	136,900	9,895,132
UTI Worldwide, Inc.	57,060	1,734,624
		16,618,931
AIRLINES - 1.4%
Airlines - 1.4%
AirTran Holdings, Inc. (a)	100,100	1,108,107
UAL Corp. (a)	43,100	1,861,920
US Airways Group, Inc. (a)	25,300	1,416,294
		4,386,321
AUTO COMPONENTS - 0.4%
Auto Parts & Equipment - 0.4%
Johnson Controls, Inc.	12,300	1,137,258
AUTOMOBILES - 0.5%
Automobile Manufacturers - 0.5%
Renault SA	12,500	1,546,914
BUILDING PRODUCTS - 2.3%
Building Products - 2.3%
American Standard Companies, Inc.	66,300	3,274,557
Masco Corp.	123,500	3,950,765
		7,225,322
CHEMICALS - 0.5%
Industrial Gases - 0.5%
Airgas, Inc.	37,000	1,539,940
COMMERCIAL SERVICES & SUPPLIES - 3.4%
Diversified Commercial & Professional Services - 1.1%
Cintas Corp.	48,500	1,995,775
The Brink's Co.	20,800	1,292,720
		3,288,495

	Shares	Value (Note 1)
Environmental & Facility Services - 2.3%
Allied Waste Industries, Inc.	157,600	$ 2,015,704
Waste Management, Inc.	137,700	5,229,846
		7,245,550
TOTAL COMMERCIAL SERVICES & SUPPLIES		10,534,045
COMMUNICATIONS EQUIPMENT - 0.4%
Communications Equipment - 0.4%
Harris Corp.	24,800	1,260,336
CONSTRUCTION & ENGINEERING - 4.9%
Construction & Engineering - 4.9%
Chicago Bridge & Iron Co. NV (NY Shares)	41,300	1,227,436
Fluor Corp.	41,900	3,460,940
Foster Wheeler Ltd. (a)	70,800	3,785,676
Jacobs Engineering Group, Inc. (a)	30,500	2,761,775
Shaw Group, Inc. (a)	119,600	4,037,696
		15,273,523
ELECTRICAL EQUIPMENT - 6.6%
Electrical Components & Equipment - 5.1%
AMETEK, Inc.	47,500	1,646,350
Cooper Industries Ltd. Class A	50,200	4,587,778
Emerson Electric Co.	209,700	9,430,209
		15,664,337
Heavy Electrical Equipment - 1.5%
ABB Ltd. sponsored ADR	261,400	4,655,534
TOTAL ELECTRICAL EQUIPMENT		20,319,871
INDUSTRIAL CONGLOMERATES - 28.8%
Industrial Conglomerates - 28.8%
3M Co.	93,760	6,966,368
General Electric Co.	1,721,900	62,074,495
Textron, Inc.	51,100	4,760,987
Tyco International Ltd.	489,900	15,618,012
		89,419,862
MACHINERY - 13.9%
Construction & Farm Machinery & Heavy Trucks - 4.0%
Caterpillar, Inc.	113,200	7,252,724
Deere & Co.	52,000	5,214,560
		12,467,284
Industrial Machinery - 9.9%
Danaher Corp.	147,100	10,894,226
Dover Corp.	105,200	5,217,920
Illinois Tool Works, Inc. (d)	146,200	7,454,738
ITT Corp.	81,900	4,885,335
SPX Corp.	34,200	2,400,498
		30,852,717
TOTAL MACHINERY		43,320,001
Common Stocks - continued
	Shares	Value (Note 1)
MARINE - 0.5%
Marine - 0.5%
Kirby Corp. (a)	44,900	$ 1,594,399
METALS & MINING - 1.5%
Aluminum - 0.4%
Alcoa, Inc.	39,800	1,285,540
Steel - 1.1%
Carpenter Technology Corp.	9,800	1,147,580
Reliance Steel & Aluminum Co.	56,200	2,340,168
		3,487,748
TOTAL METALS & MINING		4,773,288
OIL, GAS & CONSUMABLE FUELS - 0.5%
Coal & Consumable Fuels - 0.5%
Peabody Energy Corp.	40,100	1,637,283
ROAD & RAIL - 8.6%
Railroads - 5.9%
Burlington Northern Santa Fe Corp.	107,000	8,598,520
CSX Corp.	103,900	3,822,481
Union Pacific Corp.	60,000	6,060,000
		18,481,001
Trucking - 2.7%
Con-way, Inc.	22,800	1,134,072
Knight Transportation, Inc.	44,000	827,200
Laidlaw International, Inc.	51,900	1,541,949
Landstar System, Inc.	83,726	3,540,773
Old Dominion Freight Lines, Inc. (a)	47,476	1,318,883
		8,362,877
TOTAL ROAD & RAIL		26,843,878

	Shares	Value (Note 1)
TRADING COMPANIES & DISTRIBUTORS - 1.1%
Trading Companies & Distributors - 1.1%
UAP Holding Corp.	61,329	$ 1,536,291
WESCO International, Inc. (a)	31,600	1,918,752
		3,455,043
TOTAL COMMON STOCKS (Cost $278,851,184)		308,707,095
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 5.35% (b)	3,988,828	3,988,828
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	7,410,750	7,410,750
TOTAL MONEY MARKET FUNDS (Cost $11,399,578)		11,399,578
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $290,250,762)		320,106,673
NET OTHER ASSETS - (3.0)%		(9,283,911)
NET ASSETS - 100%		$ 310,822,762
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 175,613
Fidelity Securities Lending Cash Central Fund	28,624
Total	$ 204,237

See accompanying notes which are an integral part of the financial statements.

Industrials

Advisor Industials Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,373,154) - See accompanying schedule: Unaffiliated issuers (cost $278,851,184)	$ 308,707,095
Fidelity Central Funds (cost $11,399,578)	11,399,578
Total Investments (cost $290,250,762)		$ 320,106,673
Receivable for investments sold		8,042,460
Receivable for fund shares sold		1,050,895
Dividends receivable		165,213
Interest receivable		45,038
Prepaid expenses		1,139
Other receivables		6,014
Total assets		329,417,432

Liabilities
Payable for investments purchased	$ 10,264,765
Payable for fund shares redeemed	488,256
Accrued management fee	142,477
Distribution fees payable	131,419
Other affiliated payables	82,263
Other payables and accrued expenses	74,740
Collateral on securities loaned, at value	7,410,750
Total liabilities		18,594,670

Net Assets		$ 310,822,762
Net Assets consist of:
Paid in capital		$ 275,352,128
Distributions in excess of net investment income		(153,561)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,768,204
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		29,855,991
Net Assets		$ 310,822,762

Statement of Assets and Liabilities - continued

January 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($133,969,003 ÷ 5,819,066 shares)	$ 23.02

Maximum offering price per share (100/94.25 of $23.02)	$ 24.42
Class T: Net Asset Value and redemption price per share ($65,716,596 ÷ 2,887,229 shares)	$ 22.76

Maximum offering price per share (100/96.50 of $22.76)	$ 23.59
Class B: Net Asset Value and offering price per share ($42,131,786 ÷ 1,920,883 shares)A	$ 21.93

Class C: Net Asset Value and offering price per share ($52,122,298 ÷ 2,370,291 shares)A	$ 21.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,883,079 ÷ 712,985 shares)	$ 23.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Industrials Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2007 (Unaudited)

Investment Income
Dividends		$ 2,193,842
Interest		20
Income from Fidelity Central Funds		204,237
Total income		2,398,099

Expenses
Management fee	$ 791,569
Transfer agent fees	426,303
Distribution fees	737,718
Accounting and security lending fees	59,472
Custodian fees and expenses	6,787
Independent trustees' compensation	459
Registration fees	48,783
Audit	22,275
Legal	3,043
Miscellaneous	51,032
Total expenses before reductions	2,147,441
Expense reductions	(8,815)	2,138,626
Net investment income (loss)		259,473
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,078,278
Foreign currency transactions	(3,663)
Total net realized gain (loss)		13,074,615
Change in net unrealized appreciation (depreciation) on: Investment securities	20,644,343
Assets and liabilities in foreign currencies	(33)
Total change in net unrealized appreciation (depreciation)		20,644,310
Net gain (loss)		33,718,925
Net increase (decrease) in net assets resulting from operations		$ 33,978,398

Statement of Changes in Net Assets

	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 259,473	$ 67,497
Net realized gain (loss)	13,074,615	16,800,474
Change in net unrealized appreciation (depreciation)	20,644,310	(9,655,014)
Net increase (decrease) in net assets resulting from operations	33,978,398	7,212,957
Distributions to shareholders from net investment income	(473,351)	-
Distributions to shareholders from net realized gain	(21,383,101)	(7,122,799)
Total distributions	(21,856,452)	(7,122,799)
Share transactions - net increase (decrease)	51,009,288	109,957,564
Redemption fees	10,831	25,597
Total increase (decrease) in net assets	63,142,065	110,073,319

Net Assets
Beginning of period	247,680,697	137,607,378
End of period (including distributions in excess of net investment income of $153,561 and undistributed net investment income of $65,095, respectively)	$ 310,822,762	$ 247,680,697

See accompanying notes which are an integral part of the financial statements.

Industrials

Financial Highlights - Class A

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.16	$ 21.53	$ 18.10	$ 14.15	$ 12.75	$ 15.15
Income from Investment Operations
Net investment income (loss) E	.05	.08	.02	(.02)	.06	(.04)
Net realized and unrealized gain (loss)	2.68	1.63	4.35	3.96	1.36	(2.37)
Total from investment operations	2.73	1.71	4.37	3.94	1.42	(2.41)
Distributions from net investment income	(.06)	-	-	-	(.02)	-
Distributions from net realized gain	(1.81)	(1.08)	(.94)	-	-	-
Total distributions	(1.87)	(1.08)	(.94)	-	(.02)	-
Redemption fees added to paid in capital E	- I	- I	- I	.01	- I	.01
Net asset value, end of period	$ 23.02	$ 22.16	$ 21.53	$ 18.10	$ 14.15	$ 12.75
Total Return B, C, D	13.01%	8.40%	25.04%	27.92%	11.16%	(15.84)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.26% A	1.26%	1.34%	1.65%	1.99%	1.83%
Expenses net of fee waivers, if any	1.26% A	1.26%	1.34%	1.50%	1.53%	1.50%
Expenses net of all reductions	1.25% A	1.24%	1.29%	1.47%	1.46%	1.49%
Net investment income (loss)	.46% A	.34%	.09%	(.12)%	.46%	(.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 133,969	$ 99,255	$ 40,264	$ 12,612	$ 4,272	$ 3,160
Portfolio turnover rate G	151% A	94%	116%	106%	149%	45%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 21.86	$ 21.27	$ 17.90	$ 14.02	$ 12.66	$ 15.09
Income from Investment Operations
Net investment income (loss) E	.02	.02	(.03)	(.06)	.03	(.07)
Net realized and unrealized gain (loss)	2.65	1.61	4.31	3.93	1.34	(2.36)
Total from investment operations	2.67	1.63	4.28	3.87	1.37	(2.43)
Distributions from net investment income	(.03)	-	-	-	(.01)	-
Distributions from net realized gain	(1.74)	(1.04)	(.91)	-	-	-
Total distributions	(1.77)	(1.04)	(.91)	-	(.01)	-
Redemption fees added to paid in capital E	- I	- I	- I	.01	- I	- I
Net asset value, end of period	$ 22.76	$ 21.86	$ 21.27	$ 17.90	$ 14.02	$ 12.66
Total Return B, C, D	12.87%	8.13%	24.78%	27.67%	10.84%	(16.10)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.50% A	1.49%	1.57%	1.90%	2.25%	2.07%
Expenses net of fee waivers, if any	1.50% A	1.49%	1.57%	1.75%	1.78%	1.75%
Expenses net of all reductions	1.50% A	1.47%	1.52%	1.72%	1.71%	1.74%
Net investment income (loss)	.21% A	.11%	(.14)%	(.36)%	.22%	(.50)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,717	$ 55,936	$ 40,126	$ 13,089	$ 5,493	$ 6,216
Portfolio turnover rate G	151% A	94%	116%	106%	149%	45%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 21.02	$ 20.55	$ 17.27	$ 13.61	$ 12.33	$ 14.77
Income from Investment Operations
Net investment income (loss) E	(.04)	(.09)	(.13)	(.14)	(.03)	(.14)
Net realized and unrealized gain (loss)	2.56	1.55	4.17	3.79	1.31	(2.30)
Total from investment operations	2.52	1.46	4.04	3.65	1.28	(2.44)
Distributions from net realized gain	(1.61)	(.99)	(.76)	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	.01	- I	- I
Net asset value, end of period	$ 21.93	$ 21.02	$ 20.55	$ 17.27	$ 13.61	$ 12.33
Total Return B, C, D	12.58%	7.54%	24.12%	26.89%	10.38%	(16.52)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.06% A	2.04%	2.11%	2.37%	2.68%	2.58%
Expenses net of fee waivers, if any	2.06% A	2.04%	2.11%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.06% A	2.02%	2.07%	2.22%	2.18%	2.24%
Net investment income (loss)	(.35)% A	(.44)%	(.68)%	(.87)%	(.26)%	(1.00)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,132	$ 37,082	$ 32,242	$ 14,722	$ 9,005	$ 9,008
Portfolio turnover rate G	151% A	94%	116%	106%	149%	45%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 21.16	$ 20.68	$ 17.36	$ 13.67	$ 12.39	$ 14.84
Income from Investment Operations
Net investment income (loss) E	(.03)	(.08)	(.12)	(.14)	(.03)	(.14)
Net realized and unrealized gain (loss)	2.56	1.56	4.19	3.82	1.31	(2.31)
Total from investment operations	2.53	1.48	4.07	3.68	1.28	(2.45)
Distributions from net realized gain	(1.70)	(1.00)	(.75)	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	.01	- I	- I
Net asset value, end of period	$ 21.99	$ 21.16	$ 20.68	$ 17.36	$ 13.67	$ 12.39
Total Return B, C, D	12.62%	7.59%	24.16%	26.99%	10.33%	(16.51)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.99% A	1.99%	2.07%	2.28%	2.57%	2.49%
Expenses net of fee waivers, if any	1.99% A	1.99%	2.07%	2.25%	2.25%	2.25%
Expenses net of all reductions	1.98% A	1.97%	2.02%	2.22%	2.18%	2.24%
Net investment income (loss)	(.27)% A	(.38)%	(.64)%	(.87)%	(.26)%	(1.00)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,122	$ 42,363	$ 20,595	$ 9,507	$ 5,307	$ 5,143
Portfolio turnover rate G	151% A	94%	116%	106%	149%	45%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Industrials

Financial Highlights - Institutional Class

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.77	$ 22.06	$ 18.48	$ 14.41	$ 12.96	$ 15.37
Income from Investment Operations
Net investment income (loss) D	.09	.16	.07	.02	.09	- H
Net realized and unrealized gain (loss)	2.76	1.66	4.46	4.04	1.39	(2.41)
Total from investment operations	2.85	1.82	4.53	4.06	1.48	(2.41)
Distributions from net investment income	(.13)	-	-	-	(.03)	-
Distributions from net realized gain	(1.81)	(1.11)	(.95)	-	-	-
Total distributions	(1.94)	(1.11)	(.95)	-	(.03)	-
Redemption fees added to paid in capital D	- H	- H	- H	.01	- H	- H
Net asset value, end of period	$ 23.68	$ 22.77	$ 22.06	$ 18.48	$ 14.41	$ 12.96
Total Return B, C	13.20%	8.73%	25.41%	28.24%	11.46%	(15.68)%
Ratios to Average Net Assets E, G
Expenses before reductions	.94% A	.91%	1.06%	1.38%	1.55%	1.45%
Expenses net of fee waivers, if any	.94% A	.91%	1.06%	1.25%	1.25%	1.25%
Expenses net of all reductions	.94% A	.89%	1.01%	1.22%	1.18%	1.24%
Net investment income (loss)	.77% A	.69%	.37%	.13%	.74%	-
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,883	$ 13,043	$ 4,379	$ 1,490	$ 1,156	$ 2,104
Portfolio turnover rate F	151% A	94%	116%	106%	149%	45%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Industrials Fund (the Fund) (formerly Fidelity Advisor Cyclical Industries Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Industrials

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 31,295,276
Unrealized depreciation	(1,647,808)
Net unrealized appreciation (depreciation)	$ 29,647,468
Cost for federal income tax purposes	$ 290,459,205

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. Prior to October 1, 2006, shares held in the Fund less than 60 days were subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $234,290,850 and $207,030,064, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 148,259	$ 10,906
Class T	.25%	.25%	152,140	-
Class B	.75%	.25%	197,521	148,141
Class C	.75%	.25%	239,798	117,758
			$ 737,718	$ 276,805

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 101,951
Class T	10,775
Class B*	28,264
Class C*	10,927
$ 151,917

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 179,315.30
Class T	91,647.30
Class B	70,984.36
Class C	67,509.28
Institutional Class	16,848.24
	$ 426,303

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity

Industrials

4. Fees and Other Transactions with Affiliates - continued

Investments in Fidelity Central Funds - continued

Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $427 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $342 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $28,624.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5,511 for the period.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached. In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other - continued

Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2007	Year ended July 31, 2006
From net investment income
Class A	$ 317,175	$ -
Class T	81,457	-
Institutional Class	74,719	-
Total	$ 473,351	$ -
From net realized gain
Class A	$ 9,177,798	$ 2,209,329
Class T	4,598,155	1,993,493
Class B	2,897,402	1,595,001
Class C	3,662,967	1,032,683
Institutional Class	1,046,779	292,293
Total	$ 21,383,101	$ 7,122,799

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2007	Year ended July 31, 2006	Six months ended January 31, 2007	Year ended July 31, 2006
Class A
Shares sold	1,920,652	3,250,873	$ 42,974,577	$ 73,798,607
Reinvestment of distributions	397,118	97,417	8,609,345	1,982,904
Shares redeemed	(978,604)	(738,421)	(21,902,306)	(16,310,331)
Net increase (decrease)	1,339,166	2,609,869	$ 29,681,616	$ 59,471,180
Class T
Shares sold	475,045	1,053,819	$ 10,515,129	$ 23,194,479
Reinvestment of distributions	204,708	95,171	4,388,653	1,914,595
Shares redeemed	(351,820)	(476,485)	(7,780,165)	(10,217,427)
Net increase (decrease)	327,933	672,505	$ 7,123,617	$ 14,891,647
Class B
Shares sold	300,700	691,509	$ 6,395,896	$ 14,823,678
Reinvestment of distributions	118,628	68,369	2,452,560	1,329,447
Shares redeemed	(262,370)	(564,827)	(5,574,578)	(11,906,215)
Net increase (decrease)	156,958	195,051	$ 3,273,878	$ 4,246,910
Class C
Shares sold	493,387	1,219,100	$ 10,482,771	$ 26,650,232
Reinvestment of distributions	135,825	42,653	2,814,175	834,597
Shares redeemed	(260,986)	(255,670)	(5,584,993)	(5,350,637)
Net increase (decrease)	368,226	1,006,083	$ 7,711,953	$ 22,134,192
Institutional Class
Shares sold	300,184	685,802	$ 6,915,410	$ 16,202,741
Reinvestment of distributions	33,033	7,337	737,185	152,999
Shares redeemed	(193,154)	(318,752)	(4,434,371)	(7,142,105)
Net increase (decrease)	140,063	374,387	$ 3,218,224	$ 9,213,635

Industrials

Advisor Technology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Class A
Actual	$ 1,000.00	$ 1,177.70	$ 7.52* *
HypotheticalA	$ 1,000.00	$ 1,018.30	$ 6.97* *
Class T
Actual	$ 1,000.00	$ 1,176.00	$ 8.83* *
HypotheticalA	$ 1,000.00	$ 1,017.09	$ 8.19* *
Class B
Actual	$ 1,000.00	$ 1,173.40	$ 11.56* *
HypotheticalA	$ 1,000.00	$ 1,014.57	$ 10.71* *
Class C
Actual	$ 1,000.00	$ 1,173.30	$ 11.61* *
HypotheticalA	$ 1,000.00	$ 1,014.52	$ 10.76* *
Institutional Class
Actual	$ 1,000.00	$ 1,180.50	$ 5.50* *
HypotheticalA	$ 1,000.00	$ 1,020.16	$ 5.09* *

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.37%* *
Class T	1.61%* *
Class B	2.11%* *
Class C	2.12%* *
Institutional Class	1.00%* *

Semiannual Report

Advisor Technology Fund
Shareholder Expense Example - continued

* * If fees, effective January 1, 2007, had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.27%
Actual		$ 6.97
Hypothetical A		$ 6.46
Class T	1.51%
Actual		$ 8.28
Hypothetical A		$ 7.68
Class B	2.01%
Actual		$ 11.01
Hypothetical A		$ 10.21
Class C	2.02%
Actual		$ 11.07
Hypothetical A		$ 10.26
Institutional Class	.99%
Actual		$ 5.44
Hypothetical A		$ 5.04

A 5% return per year before expenses

Technology

Advisor Technology Fund

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.4	4.9
Research In Motion Ltd.	5.4	0.3
QUALCOMM, Inc.	4.8	5.8
Google, Inc. Class A (sub. vtg.)	4.6	2.0
Marvell Technology Group Ltd.	4.1	1.5
Intel Corp.	3.4	3.1
Cisco Systems, Inc.	3.3	0.0
SanDisk Corp.	3.1	0.0
Broadcom Corp. Class A	2.4	2.9
F5 Networks, Inc.	2.0	2.5
	38.5
Top Industries (% of fund's net assets)
As of January 31, 2007
Communications Equipment	30.1%
Semiconductors & Semiconductor Equipment	25.6%
Computers & Peripherals	14.1%
Software	12.5%
Internet Software & Services	8.4%
All Others *	9.3%

As of July 31, 2006
Communications Equipment	33.9%
Semiconductors & Semiconductor Equipment	26.1%
Computers & Peripherals	13.7%
Software	8.8%
Electronic Equipment & Instruments	6.7%
All Others *	10.8%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Advisor Technology Fund

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 1.4%
Diversified Commercial & Professional Services - 1.3%
Equifax, Inc.	10,300	$ 427,759
Tele Atlas NV (a)	455,356	9,406,789
		9,834,548
Human Resource & Employment Services - 0.1%
Kenexa Corp. (a)	20,400	744,600
TOTAL COMMERCIAL SERVICES & SUPPLIES		10,579,148
COMMUNICATIONS EQUIPMENT - 29.9%
Communications Equipment - 29.9%
Acme Packet, Inc. (d)	168,700	2,678,956
ADC Telecommunications, Inc. (a)	57,764	932,311
Adtran, Inc.	67,400	1,493,584
ADVA AG Optical Networking (a)	339,882	3,712,216
Alcatel-Lucent SA sponsored ADR	227,200	2,953,600
AudioCodes Ltd. (a)	731,750	7,244,325
Bookham, Inc. (a)	604,488	1,753,015
Ciena Corp. (a)	117,279	3,294,367
Cisco Systems, Inc. (a)	969,700	25,784,323
Comtech Group, Inc. (a)(d)	492,619	8,108,509
Comverse Technology, Inc. (a)	742,100	14,359,635
Corning, Inc. (a)	466,000	9,711,440
ECI Telecom Ltd. (a)	317,618	2,706,105
F5 Networks, Inc. (a)	215,900	15,423,896
Finisar Corp. (a)(d)	1,285,571	4,165,250
Foundry Networks, Inc. (a)	103,500	1,497,645
Foxconn International Holdings Ltd. (a)	130,000	388,793
JDS Uniphase Corp. (a)	46,362	824,316
Juniper Networks, Inc. (a)	787,646	14,272,146
Mogem Co. Ltd.	309,043	4,556,185
Motorola, Inc.	223,400	4,434,490
Nortel Networks Corp. (a)	71,900	1,929,799
Optium Corp.	42,400	1,012,936
OZ Optics Ltd. unit (e)	68,000	1,003,000
Powerwave Technologies, Inc. (a)	1,033,000	6,032,720
QUALCOMM, Inc.	1,002,500	37,754,150
Research In Motion Ltd. (a)	329,070	42,048,565
Riverbed Technology, Inc. (d)	46,400	1,419,840
Sonus Networks, Inc. (a)	1,035,800	7,499,192
Tekelec (a)	264,900	4,079,460
		233,074,769
COMPUTERS & PERIPHERALS - 14.1%
Computer Hardware - 9.2%
Apple, Inc. (a)	492,800	42,247,744
Concurrent Computer Corp. (a)	2,208,064	3,312,096
Hewlett-Packard Co.	216,400	9,365,792
NCR Corp. (a)	148,500	7,037,415
Sun Microsystems, Inc. (a)	1,496,100	9,934,104
		71,897,151

	Shares	Value (Note 1)
Computer Storage & Peripherals - 4.9%
Brocade Communications Systems, Inc. (a)	4,200	$ 36,036
EMC Corp. (a)	738,400	10,330,216
Network Appliance, Inc. (a)	42,500	1,598,000
QLogic Corp. (a)	96,400	1,764,120
Rackable Systems, Inc. (a)	11,800	225,380
SanDisk Corp. (a)	601,800	24,192,360
		38,146,112
TOTAL COMPUTERS & PERIPHERALS		110,043,263
ELECTRICAL EQUIPMENT - 0.6%
Electrical Components & Equipment - 0.6%
Evergreen Solar, Inc. (a)(d)	403,997	3,389,535
Q-Cells AG	1,200	62,092
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	35,400	1,302,720
		4,754,347
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.3%
Electronic Equipment & Instruments - 0.1%
Cognex Corp.	13,600	296,752
Electronic Manufacturing Services - 1.6%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	284,453	1,943,752
Jabil Circuit, Inc.	423,500	10,159,765
Trimble Navigation Ltd. (a)	11,200	633,696
		12,737,213
Technology Distributors - 0.6%
Arrow Electronics, Inc. (a)	22,800	803,700
Avnet, Inc. (a)	45,200	1,403,460
Wolfson Microelectronics PLC (a)	417,700	2,297,893
		4,505,053
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		17,539,018
HOUSEHOLD DURABLES - 0.6%
Consumer Electronics - 0.6%
Garmin Ltd.	98,300	4,936,626
Household Appliances - 0.0%
iRobot Corp. (a)	1,400	25,578
TOTAL HOUSEHOLD DURABLES		4,962,204
INTERNET & CATALOG RETAIL - 0.1%
Internet Retail - 0.1%
Gmarket, Inc. sponsored ADR	1,400	29,960
GSI Commerce, Inc. (a)	68,301	1,112,623
		1,142,583
INTERNET SOFTWARE & SERVICES - 8.4%
Internet Software & Services - 8.4%
Akamai Technologies, Inc. (a)	3,700	207,866
Common Stocks - continued
	Shares	Value (Note 1)
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
Ariba, Inc. (a)	43,500	$ 404,550
Baidu.com, Inc. sponsored ADR (a)(d)	27,200	3,398,368
DivX, Inc. (d)	57,900	1,226,322
Google, Inc. Class A (sub. vtg.) (a)	70,850	35,517,105
Liquidity Services, Inc.	67,900	1,356,642
Marchex, Inc. Class B	225,200	2,740,684
Openwave Systems, Inc. (a)	784,093	6,915,700
RADVision Ltd. (a)	81,329	1,588,355
WebSideStory, Inc. (a)	444,795	6,365,016
Yahoo!, Inc. (a)	205,200	5,809,212
		65,529,820
IT SERVICES - 2.3%
Data Processing & Outsourced Services - 1.2%
The Western Union Co.	394,300	8,808,662
IT Consulting & Other Services - 1.1%
Cognizant Technology Solutions Corp. Class A (a)	39,200	3,343,368
Infosys Technologies Ltd. sponsored ADR	17,100	991,800
Isilon Systems, Inc.	1,000	23,090
RightNow Technologies, Inc. (a)	230,148	3,309,528
Satyam Computer Services Ltd. sponsored ADR	49,000	1,140,720
		8,808,506
TOTAL IT SERVICES		17,617,168
MEDIA - 0.5%
Advertising - 0.5%
Focus Media Holding Ltd. ADR (a)	46,500	3,843,690
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
Real Estate Management & Development - 0.2%
Move, Inc.	295,625	1,868,350
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 25.6%
Semiconductor Equipment - 4.3%
Applied Materials, Inc.	209,200	3,709,116
ASML Holding NV (NY Shares) (a)	239,800	6,119,696
Axcelis Technologies, Inc. (a)	149,500	962,780
Credence Systems Corp. (a)	261,900	1,275,453
EMCORE Corp. (a)(d)	222,198	906,568
Entegris, Inc. (a)	264,245	2,835,349
FormFactor, Inc. (a)	66,600	2,707,290
ICOS Vision Systems NV (a)	9,100	382,382
KLA-Tencor Corp.	41,700	2,052,891
Lam Research Corp. (a)	59,500	2,725,695
LTX Corp. (a)	409,700	2,163,216
Rudolph Technologies, Inc. (a)	42,920	670,840
Tessera Technologies, Inc. (a)	84,700	3,238,928

	Shares	Value (Note 1)
Varian Semiconductor Equipment Associates, Inc. (a)	35,550	$ 1,462,883
Verigy Ltd.	127,380	2,334,875
		33,547,962
Semiconductors - 21.3%
Advanced Micro Devices, Inc. (a)	283,236	4,404,320
Altera Corp. (a)	41,400	830,070
AMIS Holdings, Inc. (a)	201,200	2,080,408
Applied Micro Circuits Corp. (a)	890,800	3,064,352
Atheros Communications, Inc. (a)	138,700	3,295,512
Atmel Corp. (a)	273,300	1,634,334
Broadcom Corp. Class A (a)	579,122	18,485,574
Chartered Semiconductor Manufacturing Ltd. (a)	1,569,000	1,410,531
Conexant Systems, Inc. (a)	371,300	690,618
Cypress Semiconductor Corp. (a)	358,500	6,614,325
Himax Technologies, Inc. sponsored ADR	262,600	1,341,886
Hittite Microwave Corp. (a)	80,600	2,803,268
Ikanos Communications, Inc. (a)	102,953	833,919
Integrated Device Technology, Inc. (a)	180,400	2,729,452
Intel Corp.	1,256,800	26,342,528
Intersil Corp. Class A	210,600	4,961,736
LSI Logic Corp. (a)	841,000	7,905,400
Marvell Technology Group Ltd. (a)	1,748,900	31,987,381
Maxim Integrated Products, Inc.	131,200	4,040,960
Microtune, Inc. (a)	556,540	2,793,831
Mindspeed Technologies, Inc. (a)(d)	764,746	1,506,550
Monolithic Power Systems, Inc. (a)	133,100	1,638,461
MoSys, Inc. (a)(d)	32,100	265,146
National Semiconductor Corp.	379,700	8,782,461
Netlogic Microsystems, Inc. (a)	21,500	513,420
NVIDIA Corp. (a)	45,200	1,385,380
Pericom Semiconductor Corp. (a)	37,400	372,878
PixArt Imaging, Inc.	201,000	2,820,239
PLX Technology, Inc. (a)	45,400	461,264
PMC-Sierra, Inc. (a)	135,900	856,170
Saifun Semiconductors Ltd. (a)	140,000	1,953,000
Semtech Corp. (a)	90,100	1,234,370
Silicon Motion Technology Corp. sponsored ADR (a)	39,100	720,613
SiRF Technology Holdings, Inc. (a)(d)	81,800	2,401,648
Spansion, Inc. Class A (a)(d)	269,700	3,460,251
STATS ChipPAC Ltd. sponsored ADR (a)	645,700	5,398,052
Vimicro International Corp. sponsored ADR (a)	402,800	3,814,516
Volterra Semiconductor Corp. (a)	22,900	301,822
		166,136,646
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		199,684,608
SOFTWARE - 12.5%
Application Software - 9.1%
Adobe Systems, Inc. (a)	340,200	13,223,574
Common Stocks - continued
	Shares	Value (Note 1)
SOFTWARE - CONTINUED
Application Software - continued
Ansys, Inc. (a)	119,300	$ 5,951,877
BEA Systems, Inc. (a)	122,700	1,512,891
Hyperion Solutions Corp. (a)	33,100	1,397,482
Informatica Corp. (a)	847,750	10,647,740
Intuit, Inc. (a)	269,600	8,478,920
NAVTEQ Corp. (a)	111,856	3,968,651
Opsware, Inc. (a)	959,383	7,675,064
Salesforce.com, Inc. (a)	277,200	12,149,676
Ulticom, Inc. (a)	702,426	6,005,742
		71,011,617
Home Entertainment Software - 0.1%
THQ, Inc. (a)	37,900	1,148,370
Systems Software - 3.3%
Allot Communications Ltd.	21,200	220,904
Double-Take Software, Inc.	177,100	2,238,544
Oracle Corp. (a)	547,200	9,389,952
Red Hat, Inc. (a)	237,000	5,387,010
Sandvine Corp. (U.K.)	1,635,600	3,342,087
Sandvine Corp. (a)	2,163,300	4,412,647
Wind River Systems, Inc. (a)	53,131	527,060
		25,518,204
TOTAL SOFTWARE		97,678,191
SPECIALTY RETAIL - 0.3%
Computer & Electronics Retail - 0.3%
Gamestop Corp. Class B (a)	37,400	1,999,404
TOTAL COMMON STOCKS (Cost $798,924,951)		770,316,563
Convertible Preferred Stocks - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e) (Cost $258,032)	17,200	0
Convertible Bonds - 0.2%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13 (Cost $1,270,000)	$ 1,270,000	1,175,893
Money Market Funds - 2.8%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.35% (b)	3,325,275	$ 3,325,275
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	18,680,522	18,680,522
TOTAL MONEY MARKET FUNDS (Cost $22,005,797)		22,005,797
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $822,458,780)		793,498,253
NET OTHER ASSETS - (1.8)%		(13,837,211)
NET ASSETS - 100%		$ 779,661,042
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,003,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 258,032
OZ Optics Ltd. unit	8/18/00	$ 1,003,680
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 199,885
Fidelity Securities Lending Cash Central Fund	196,508
Total	$ 396,393
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	78.9%
Canada	6.8%
Bermuda	4.1%
Netherlands	2.0%
Israel	1.7%
Cayman Islands	1.7%
Singapore	1.2%
Others (individually less than 1%)	3.6%
100.0%
Income Tax Information
At July 31, 2006, the fund had a capital loss carryforward of approximately $1,516,738,814 of which $1,016,932,031 and $499,806,783 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Technology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,305,125) - See accompanying schedule: Unaffiliated issuers (cost $800,452,983)	$ 771,492,456
Fidelity Central Funds (cost $22,005,797)	22,005,797
Total Investments (cost $822,458,780)		$ 793,498,253
Cash		1,518
Receivable for investments sold		19,782,211
Receivable for fund shares sold		3,279,041
Dividends receivable		26,694
Interest receivable		23,226
Prepaid expenses		3,393
Other receivables		56,524
Total assets		816,670,860

Liabilities
Payable for investments purchased	$ 11,928,962
Payable for fund shares redeemed	4,997,192
Accrued management fee	372,543
Distribution fees payable	378,607
Other affiliated payables	284,971
Other payables and accrued expenses	367,021
Collateral on securities loaned, at value	18,680,522
Total liabilities		37,009,818

Net Assets		$ 779,661,042
Net Assets consist of:
Paid in capital		$ 2,291,140,582
Accumulated net investment loss		(5,206,848)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,477,311,827)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(28,960,865)
Net Assets		$ 779,661,042

Statement of Assets and Liabilities - continued

January 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($257,397,811 ÷ 14,019,400 shares)	$ 18.36

Maximum offering price per share (100/94.25 of $18.36)	$ 19.48
Class T: Net Asset Value and redemption price per share ($268,186,851 ÷ 14,920,993 shares)	$ 17.97

Maximum offering price per share (100/96.50 of $17.97)	$ 18.62
Class B: Net Asset Value and offering price per share ($151,662,925 ÷ 8,856,986 shares)A	$ 17.12

Class C: Net Asset Value and offering price per share ($88,538,302 ÷ 5,147,378 shares)A	$ 17.20

Institutional Class: Net Asset Value, offering price and redemption price per share ($13,875,153 ÷ 731,582 shares)	$ 18.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Technology

Statement of Operations

	Six months ended January 31, 2007 (Unaudited)
Investment Income
Dividends		$ 1,083,900
Interest		3,334
Income from Fidelity Central Funds (including $196,508 from security lending)		396,393
Total income		1,483,627

Expenses
Management fee	$ 2,233,399
Transfer agent fees	1,564,924
Distribution fees	2,356,808
Accounting and security lending fees	147,172
Custodian fees and expenses	43,233
Independent trustees' compensation	1,340
Registration fees	45,841
Audit	25,749
Legal	9,709
Interest	5,581
Miscellaneous	332,946
Total expenses before reductions	6,766,702
Expense reductions	(76,700)	6,690,002
Net investment income (loss)		(5,206,375)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	48,110,678
Foreign currency transactions	(9,134)
Total net realized gain (loss)		48,101,544
Change in net unrealized appreciation (depreciation) on: Investment securities	83,451,984
Assets and liabilities in foreign currencies	(889)
Total change in net unrealized appreciation (depreciation)		83,451,095
Net gain (loss)		131,552,639
Net increase (decrease) in net assets resulting from operations		$ 126,346,264

Statement of Changes in Net Assets

	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (5,206,375)	$ (11,357,485)
Net realized gain (loss)	48,101,544	133,807,053
Change in net unrealized appreciation (depreciation)	83,451,095	(146,818,598)
Net increase (decrease) in net assets resulting from operations	126,346,264	(24,369,030)
Share transactions - net increase (decrease)	(84,024,150)	(128,197,659)
Redemption fees	12,388	46,191
Total increase (decrease) in net assets	42,334,502	(152,520,498)

Net Assets
Beginning of period	737,326,540	889,847,038
End of period (including accumulated net investment loss of $5,206,848 and accumulated net investment loss of $473, respectively)	$ 779,661,042	$ 737,326,540

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.59	$ 16.16	$ 13.98	$ 13.36	$ 10.03	$ 17.76
Income from Investment Operations
Net investment income (loss) E	(.09)	(.15)	.02 H	(.17)	(.11)	(.15)
Net realized and unrealized gain (loss)	2.86	(.42)	2.24	.79	3.44	(7.58)
Total from investment operations	2.77	(.57)	2.26	.62	3.33	(7.73)
Distributions from net investment income	-	-	(.08)	-	-	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	- J
Net asset value, end of period	$ 18.36	$ 15.59	$ 16.16	$ 13.98	$ 13.36	$ 10.03
Total Return B, C, D	17.77%	(3.53)%	16.20%	4.64%	33.20%	(43.52)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.37% A	1.30%	1.37%	1.44%	1.70%	1.53%
Expenses net of fee waivers, if any	1.37% A	1.30%	1.37%	1.44%	1.59%	1.51%
Expenses net of all reductions	1.35% A	1.20%	1.26%	1.35%	1.38%	1.43%
Net investment income (loss)	(.98)% A	(.88)%	.12% H	(1.10)%	(1.03)%	(1.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 257,398	$ 189,054	$ 144,970	$ 123,389	$ 123,604	$ 101,649
Portfolio turnover rate G	221% A	258%	180%	105%	140%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.87)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.28	$ 15.88	$ 13.76	$ 13.17	$ 9.91	$ 17.59
Income from Investment Operations
Net investment income (loss) E	(.11)	(.19)	(.02) H	(.19)	(.14)	(.18)
Net realized and unrealized gain (loss)	2.80	(.41)	2.21	.78	3.40	(7.50)
Total from investment operations	2.69	(.60)	2.19	.59	3.26	(7.68)
Distributions from net investment income	-	-	(.07)	-	-	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	- J
Net asset value, end of period	$ 17.97	$ 15.28	$ 15.88	$ 13.76	$ 13.17	$ 9.91
Total Return B, C, D	17.60%	(3.78)%	15.94%	4.48%	32.90%	(43.66)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.61% A	1.55%	1.60%	1.62%	1.85%	1.70%
Expenses net of fee waivers, if any	1.61% A	1.55%	1.60%	1.62%	1.83%	1.70%
Expenses net of all reductions	1.60% A	1.44%	1.48%	1.53%	1.63%	1.62%
Net investment income (loss)	(1.22)% A	(1.13)%	(.11)% H	(1.28)%	(1.28)%	(1.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 268,187	$ 260,966	$ 315,930	$ 363,399	$ 367,257	$ 302,657
Portfolio turnover rate G	221% A	258%	180%	105%	140%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.10)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology

Financial Highlights - Class B

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 14.59	$ 15.24	$ 13.25	$ 12.76	$ 9.64	$ 17.21
Income from Investment Operations
Net investment income (loss) E	(.14)	(.27)	(.09) H	(.27)	(.17)	(.25)
Net realized and unrealized gain (loss)	2.67	(.38)	2.12	.76	3.29	(7.32)
Total from investment operations	2.53	(.65)	2.03	.49	3.12	(7.57)
Distributions from net investment income	-	-	(.04)	-	-	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	- J
Net asset value, end of period	$ 17.12	$ 14.59	$ 15.24	$ 13.25	$ 12.76	$ 9.64
Total Return B, C, D	17.34%	(4.27)%	15.33%	3.84%	32.37%	(43.99)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.11% A	2.05%	2.13%	2.21%	2.38%	2.28%
Expenses net of fee waivers, if any	2.11% A	2.05%	2.13%	2.21%	2.25%	2.25%
Expenses net of all reductions	2.09% A	1.94%	2.02%	2.12%	2.05%	2.18%
Net investment income (loss)	(1.72)% A	(1.63)%	(.65)% H	(1.87)%	(1.69)%	(1.81)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 151,663	$ 192,790	$ 309,020	$ 355,927	$ 391,832	$ 337,976
Portfolio turnover rate G	221% A	258%	180%	105%	140%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.64)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January, 31 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 14.66	$ 15.31	$ 13.31	$ 12.80	$ 9.67	$ 17.25
Income from Investment Operations
Net investment income (loss) E	(.14)	(.27)	(.08) H	(.26)	(.17)	(.24)
Net realized and unrealized gain (loss)	2.68	(.38)	2.12	.77	3.30	(7.34)
Total from investment operations	2.54	(.65)	2.04	.51	3.13	(7.58)
Distributions from net investment income	-	-	(.04)	-	-	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	- J
Net asset value, end of period	$ 17.20	$ 14.66	$ 15.31	$ 13.31	$ 12.80	$ 9.67
Total Return B, C, D	17.33%	(4.25)%	15.34%	3.98%	32.37%	(43.94)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.12% A	2.05%	2.10%	2.13%	2.28%	2.18%
Expenses net of fee waivers, if any	2.12% A	2.05%	2.10%	2.13%	2.25%	2.18%
Expenses net of all reductions	2.10% A	1.94%	1.99%	2.04%	2.05%	2.11%
Net investment income (loss)	(1.72)% A	(1.63)%	(.61)% H	(1.79)%	(1.69)%	(1.74)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 88,538	$ 82,835	$ 108,287	$ 125,926	$ 139,654	$ 123,034
Portfolio turnover rate G	221% A	258%	180%	105%	140%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 16.07	$ 16.60	$ 14.32	$ 13.61	$ 10.15	$ 17.90
Income from Investment Operations
Net investment income (loss) D	(.06)	(.09)	.09 G	(.09)	(.05)	(.08)
Net realized and unrealized gain (loss)	2.96	(.44)	2.30	.80	3.51	(7.67)
Total from investment operations	2.90	(.53)	2.39	.71	3.46	(7.75)
Distributions from net investment income	-	-	(.11)	-	-	-
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	- I
Net asset value, end of period	$ 18.97	$ 16.07	$ 16.60	$ 14.32	$ 13.61	$ 10.15
Total Return B, C	18.05%	(3.19)%	16.73%	5.22%	34.09%	(43.30)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.00% A	.90%	.92%	.93%	.99%	1.00%
Expenses net of fee waivers, if any	1.00% A	.90%	.92%	.93%	.99%	1.00%
Expenses net of all reductions	.98% A	.80%	.81%	.84%	.79%	.92%
Net investment income (loss)	(.60)% A	(.49)%	.57% G	(.59)%	(.43)%	(.56)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,875	$ 11,681	$ 11,640	$ 10,984	$ 11,511	$ 10,495
Portfolio turnover rate F	221% A	258%	180%	105%	140%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.42)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Technology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 47,065,146
Unrealized depreciation	(82,202,081)
Net unrealized appreciation (depreciation)	$ (35,136,935)
Cost for federal income tax purposes	$ 828,635,188

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. Prior to October 1, 2006, shares held in the Fund less than 60 days were subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Technology

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $865,640,188 and $967,173,852, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 283,538	$ 16,108
Class T	.25%	.25%	691,552	-
Class B	.75%	.25%	934,298	700,724
Class C	.75%	.25%	447,420	22,465
			$ 2,356,808	$ 739,297

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,745
Class T	15,431
Class B *	117,344
Class C *	4,670
$ 154,190

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets *
Class A	$ 455,940.40
Class T	546,292.40
Class B	367,341.39
Class C	177,724.40
Institutional Class	17,627.28
	$ 1,564,924

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $27,674 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,449,200	5.39%	$ 5,581

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $988 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $57,089 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 3,673
Class B	902
Class C	1,900
$ 6,475

Technology

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

The United States Securities and Exchange Commission("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2007	Year ended July 31, 2006	Six months ended January 31, 2007	Year ended July 31, 2006
Class A
Shares sold	4,131,811	5,933,920	$ 73,714,542	$ 105,071,198
Shares redeemed	(2,242,294)	(2,775,104)	(39,576,816)	(47,788,058)
Net increase (decrease)	1,889,517	3,158,816	$ 34,137,726	$ 57,283,140
Class T
Shares sold	1,109,833	3,384,477	$ 19,307,285	$ 58,748,287
Shares redeemed	(3,271,161)	(6,198,789)	(56,578,797)	(105,287,546)
Net increase (decrease)	(2,161,328)	(2,814,312)	$ (37,271,512)	$ (46,539,259)
Class B
Shares sold	193,098	539,586	$ 3,227,111	$ 8,903,373
Shares redeemed	(4,549,098)	(7,601,103)	(75,933,601)	(125,479,671)
Net increase (decrease)	(4,356,000)	(7,061,517)	$ (72,706,490)	$ (116,576,298)
Class C
Shares sold	330,360	570,438	$ 5,510,992	$ 9,501,649
Shares redeemed	(834,754)	(1,991,739)	(13,835,922)	(32,610,461)
Net increase (decrease)	(504,394)	(1,421,301)	$ (8,324,930)	$ (23,108,812)
Institutional Class
Shares sold	132,866	258,108	$ 2,471,258	$ 4,843,216
Shares redeemed	(128,159)	(232,556)	(2,330,202)	(4,099,646)
Net increase (decrease)	4,707	25,552	$ 141,056	$ 743,570

Semiannual Report

Advisor Utilities Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Class A
Actual	$ 1,000.00	$ 1,139.50	$ 7.33**
HypotheticalA	$ 1,000.00	$ 1,018.35	$ 6.92**
Class T
Actual	$ 1,000.00	$ 1,136.90	$ 8.89**
HypotheticalA	$ 1,000.00	$ 1,016.89	$ 8.39**
Class B
Actual	$ 1,000.00	$ 1,134.60	$ 11.46**
HypotheticalA	$ 1,000.00	$ 1,014.47	$ 10.82**
Class C
Actual	$ 1,000.00	$ 1,135.00	$ 11.03**
HypotheticalA	$ 1,000.00	$ 1,014.87	$ 10.41**
Institutional Class
Actual	$ 1,000.00	$ 1,141.20	$ 5.24**
HypotheticalA	$ 1,000.00	$ 1,020.32	$ 4.94**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.36%**
Class T	1.65%**
Class B	2.13%**
Class C	2.05%**
Institutional Class	.97%**

Utilities

* * If fees, effective January 1, 2007, had been in effect during the entire period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.26%
Actual		$ 6.80
Hypothetical A		$ 6.41
Class T	1.55%
Actual		$ 8.35
Hypothetical A		$ 7.88
Class B	2.03%
Actual		$ 10.92
Hypothetical A		$ 10.31
Class C	2.01%
Actual		$ 10.82
Hypothetical A		$ 10.21
Institutional Class	.95%
Actual		$ 5.13
Hypothetical A		$ 4.84

A 5% return per year before expenses

Semiannual Report

Advisor Utilities Fund

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Constellation Energy Group, Inc.	6.4	0.0
Entergy Corp.	6.1	3.2
Exelon Corp.	5.3	4.5
AES Corp.	5.3	3.1
Sempra Energy	5.2	1.3
Public Service Enterprise Group, Inc.	5.0	1.9
Duke Energy Corp.	4.8	2.3
TXU Corp.	4.5	3.3
FPL Group, Inc.	4.4	3.6
American Electric Power Co., Inc.	4.1	0.0
	51.1
Top Industries (% of fund's net assets)
As of January 31, 2007
Electric Utilities	45.7%
Multi-utilities	24.2%
Independent Power Producers & Energy Traders	19.1%
Gas Utilities	4.0%
Oil, Gas & Consumable Fuels	3.9%
All Others*	3.1%

As of July 31, 2006
Diversified Telecommunication Services	50.5%
Electric Utilities	17.7%
Wireless Telecommunication Services	10.9%
Independent Power Producers & Energy Traders	9.0%
Multi-utilities	8.5%
All Others*	3.4%

* Includes short-term investments and net other assets.

Utilities

Advisor Utilities Fund

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (Note 1)
CHEMICALS - 0.3%
Specialty Chemicals - 0.3%
Zoltek Companies, Inc. (a)(d)	24,500	$ 654,640
ELECTRIC UTILITIES - 45.7%
Electric Utilities - 45.7%
Allegheny Energy, Inc. (a)	105,800	4,921,816
American Electric Power Co., Inc.	222,900	9,702,837
DPL, Inc.	141,100	4,046,748
Duke Energy Corp.	570,800	11,239,052
Edison International	110,700	4,979,286
Entergy Corp.	154,100	14,308,185
Exelon Corp. (d)	207,500	12,447,925
FirstEnergy Corp.	133,600	7,926,488
FPL Group, Inc.	183,200	10,378,280
ITC Holdings Corp.	14,000	609,000
Northeast Utilities	210,700	5,825,855
Pepco Holdings, Inc.	119,000	3,044,020
PPL Corp.	195,400	6,956,240
Progress Energy, Inc.	97,500	4,635,150
Reliant Energy, Inc. (a)	123,000	1,830,240
Sierra Pacific Resources (a)	273,800	4,660,076
		107,511,198
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
Electronic Equipment & Instruments - 0.3%
Itron, Inc. (a)	11,200	645,568
GAS UTILITIES - 4.0%
Gas Utilities - 4.0%
Equitable Resources, Inc. (d)	56,600	2,447,950
ONEOK, Inc.	45,100	1,935,241
Questar Corp.	34,100	2,768,920
Southern Union Co.	80,600	2,241,486
		9,393,597
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 19.1%
Independent Power Producers & Energy Traders - 19.1%
AES Corp. (a)	593,700	12,343,023
Constellation Energy Group, Inc.	208,300	15,112,165
Dynegy, Inc. Class A (a)	65,200	459,660
International Power PLC	165,500	1,171,411
NRG Energy, Inc. (d)	85,700	5,136,001
TXU Corp.	196,200	10,610,496
		44,832,756
MULTI-UTILITIES - 24.2%
Multi-Utilities - 24.2%
Alliant Energy Corp.	47,300	1,719,355
Ameren Corp.	31,400	1,667,654
CenterPoint Energy, Inc. (d)	216,100	3,729,886

	Shares	Value (Note 1)
CMS Energy Corp. (a)	226,690	$ 3,783,456
DTE Energy Co.	61,100	2,833,207
MDU Resources Group, Inc.	92,600	2,393,710
PG&E Corp. (d)	142,000	6,628,560
Public Service Enterprise Group, Inc.	176,600	11,837,498
Puget Energy, Inc.	93,500	2,296,360
Sempra Energy	211,500	12,135,870
Wisconsin Energy Corp.	148,900	6,932,784
WPS Resources Corp.	17,100	907,155
		56,865,495
OIL, GAS & CONSUMABLE FUELS - 3.9%
Coal & Consumable Fuels - 0.7%
Cameco Corp.	47,200	1,797,981
Oil & Gas Storage & Transport - 3.2%
Spectra Energy Corp.	285,400	7,454,648
TOTAL OIL, GAS & CONSUMABLE FUELS		9,252,629
TOTAL COMMON STOCKS (Cost $210,656,222)		229,155,883
Money Market Funds - 11.0%

Fidelity Cash Central Fund, 5.35% (b)	6,663,835	6,663,835
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	19,271,088	19,271,088
TOTAL MONEY MARKET FUNDS (Cost $25,934,923)	25,934,923
TOTAL INVESTMENT PORTFOLIO - 108.5% (Cost $236,591,145)	255,090,806
NET OTHER ASSETS - (8.5)%	(19,953,221)
NET ASSETS - 100%	$ 235,137,585
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 119,768
Fidelity Securities Lending Cash Central Fund	16,106
Total	$ 135,874
Income Tax Information
At July 31, 2006, the fund had a capital loss carryforward of approximately $289,540,228 of which $135,127,696 and $154,412,532 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Utilities

Advisor Utilities Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,937,940) - See accompanying schedule: Unaffiliated issuers (cost $210,656,222)	$ 229,155,883
Fidelity Central Funds (cost $25,934,923)	25,934,923
Total Investments (cost $236,591,145)		$ 255,090,806
Cash		16,433
Receivable for fund shares sold		788,172
Dividends receivable		113,202
Interest receivable		17,904
Prepaid expenses		864
Other receivables		4,866
Total assets		256,032,247

Liabilities
Payable for fund shares redeemed	$ 1,218,466
Accrued management fee	114,653
Distribution fees payable	121,740
Other affiliated payables	79,920
Other payables and accrued expenses	88,795
Collateral on securities loaned, at value	19,271,088
Total liabilities		20,894,662

Net Assets		$ 235,137,585
Net Assets consist of:
Paid in capital		$ 476,090,131
Distributions in excess of net investment income		(199,059)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(259,253,148)
Net unrealized appreciation (depreciation) on investments		18,499,661
Net Assets		$ 235,137,585

Statement of Assets and Liabilities - continued

January 31, 2007 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($66,165,228 ÷ 3,420,172 shares)	$ 19.35

Maximum offering price per share (100/94.25 of $19.35)	$ 20.53
Class T: Net Asset Value and redemption price per share ($61,834,621 ÷ 3,196,766 shares)	$ 19.34

Maximum offering price per share (100/96.50 of $19.34)	$ 20.04
Class B: Net Asset Value and offering price per share ($58,522,795 ÷ 3,064,293 shares)A	$ 19.10

Class C: Net Asset Value and offering price per share ($39,463,795 ÷ 2,068,849 shares)A	$ 19.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,151,146 ÷ 468,944 shares)	$ 19.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Utilities Fund
Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2007 (Unaudited)

Investment Income
Dividends		$ 2,169,669
Interest		53
Income from Fidelity Central Funds		135,874
Total income		2,305,596

Expenses
Management fee	$ 625,486
Transfer agent fees	424,978
Distribution fees	721,071
Accounting and security lending fees	47,072
Custodian fees and expenses	5,878
Independent trustees' compensation	364
Registration fees	35,670
Audit	22,165
Legal	2,483
Miscellaneous	65,341
Total expenses before reductions	1,950,508
Expense reductions	(3,718)	1,946,790
Net investment income (loss)		358,806
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	33,282,013
Foreign currency transactions	254
Total net realized gain (loss)		33,282,267
Change in net unrealized appreciation (depreciation) on investment securities		(5,601,786)
Net gain (loss)		27,680,481
Net increase (decrease) in net assets resulting from operations		$ 28,039,287

Statement of Changes in Net Assets

	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 358,806	$ 1,994,007
Net realized gain (loss)	33,282,267	26,815,933
Change in net unrealized appreciation (depreciation)	(5,601,786)	(2,675,823)
Net increase (decrease) in net assets resulting from operations	28,039,287	26,134,117
Distributions to shareholders from net investment income	(1,795,352)	(1,886,398)
Share transactions - net increase (decrease)	10,901,733	(30,269,037)
Redemption fees	4,291	5,377
Total increase (decrease) in net assets	37,149,959	(6,015,941)

Net Assets
Beginning of period	197,987,626	204,003,567
End of period (including distributions in excess of net investment income of $199,059 and undistributed net investment income of $1,237,487, respectively)	$ 235,137,585	$ 197,987,626

See accompanying notes which are an integral part of the financial statements.

Utilities

Financial Highlights - Class A

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 17.20	$ 15.17	$ 12.09	$ 10.37	$ 8.74	$ 15.18
Income from Investment Operations
Net investment income (loss) E	.07	.24	.28 H	.10	.13	.10
Net realized and unrealized gain (loss)	2.31	2.06	3.01	1.72	1.69	(6.54)
Total from investment operations	2.38	2.30	3.29	1.82	1.82	(6.44)
Distributions from net investment income	(.23)	(.27)	(.21)	(.10)	(.19)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	- J
Net asset value, end of period	$ 19.35	$ 17.20	$ 15.17	$ 12.09	$ 10.37	$ 8.74
Total Return B, C, D	13.95%	15.38%	27.48%	17.67%	21.22%	(42.42)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.36% A	1.34%	1.39%	1.51%	1.67%	1.45%
Expenses net of fee waivers, if any	1.36% A	1.34%	1.39%	1.50%	1.58%	1.45%
Expenses net of all reductions	1.36% A	1.32%	1.36%	1.45%	1.47%	1.36%
Net investment income (loss)	.72% A	1.51%	2.03% H	.87%	1.46%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,165	$ 40,599	$ 29,150	$ 21,987	$ 21,761	$ 22,377
Portfolio turnover rate G	190% A	64%	44%	38%	81%	116%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.39%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 17.18	$ 15.10	$ 12.04	$ 10.33	$ 8.68	$ 15.11
Income from Investment Operations
Net investment income (loss) E	.04	.19	.24 H	.07	.11	.07
Net realized and unrealized gain (loss)	2.30	2.08	2.99	1.72	1.68	(6.50)
Total from investment operations	2.34	2.27	3.23	1.79	1.79	(6.43)
Distributions from net investment income	(.18)	(.19)	(.17)	(.08)	(.14)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	-J
Net asset value, end of period	$ 19.34	$ 17.18	$ 15.10	$ 12.04	$ 10.33	$ 8.68
Total Return B, C, D	13.69%	15.20%	27.03%	17.42%	20.91%	(42.55)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.65% A	1.60%	1.67%	1.79%	1.94%	1.71%
Expenses net of fee waivers, if any	1.65% A	1.60%	1.67%	1.75%	1.83%	1.71%
Expenses net of all reductions	1.64% A	1.58%	1.64%	1.70%	1.72%	1.62%
Net investment income (loss)	.44% A	1.25%	1.76% H	.62%	1.21%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,835	$ 52,128	$ 55,683	$ 53,255	$ 55,510	$ 59,306
Portfolio turnover rate G	190% A	64%	44%	38%	81%	116%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.12%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 16.90	$ 14.83	$ 11.82	$ 10.15	$ 8.49	$ 14.85
Income from Investment Operations
Net investment income (loss) E	- J	.12	.17 H	.01	.07	.01
Net realized and unrealized gain (loss)	2.27	2.03	2.95	1.69	1.65	(6.37)
Total from investment operations	2.27	2.15	3.12	1.70	1.72	(6.36)
Distributions from net investment income	(.07)	(.08)	(.11)	(.03)	(.06)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	- J
Net asset value, end of period	$ 19.10	$ 16.90	$ 14.83	$ 11.82	$ 10.15	$ 8.49
Total Return B, C, D	13.46%	14.57%	26.51%	16.79%	20.37%	(42.83)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.13% A	2.09%	2.14%	2.25%	2.32%	2.20%
Expenses net of fee waivers, if any	2.13% A	2.09%	2.14%	2.25%	2.25%	2.20%
Expenses net of all reductions	2.13% A	2.06%	2.11%	2.20%	2.13%	2.11%
Net investment income (loss)	(.05)% A	.76%	1.28% H	.12%	.79%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,523	$ 65,959	$ 82,577	$ 84,742	$ 87,868	$ 91,517
Portfolio turnover rate G	190% A	64%	44%	38%	81%	116%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .64%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 16.91	$ 14.84	$ 11.84	$ 10.16	$ 8.50	$ 14.85
Income from Investment Operations
Net investment income (loss) E	- J	.13	.18 H	.02	.07	.02
Net realized and unrealized gain (loss)	2.27	2.04	2.94	1.70	1.65	(6.37)
Total from investment operations	2.27	2.17	3.12	1.72	1.72	(6.35)
Distributions from net investment income	(.10)	(.10)	(.12)	(.04)	(.06)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	- J
Net asset value, end of period	$ 19.08	$ 16.91	$ 14.84	$ 11.84	$ 10.16	$ 8.50
Total Return B, C, D	13.50%	14.72%	26.48%	16.98%	20.35%	(42.76)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.05% A	2.02%	2.07%	2.17%	2.23%	2.11%
Expenses net of fee waivers, if any	2.05% A	2.02%	2.07%	2.17%	2.23%	2.11%
Expenses net of all reductions	2.05% A	2.00%	2.04%	2.12%	2.12%	2.02%
Net investment income (loss)	.04% A	.83%	1.36% H	.21%	.80%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,464	$ 32,823	$ 34,827	$ 35,038	$ 37,530	$ 41,496
Portfolio turnover rate G	190% A	64%	44%	38%	81%	116%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .72%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Utilities

Financial Highlights - Institutional Class

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 17.38	$ 15.31	$ 12.20	$ 10.47	$ 8.86	$ 15.31
Income from Investment Operations
Net investment income (loss) D	.10	.30	.33 G	.15	.18	.16
Net realized and unrealized gain (loss)	2.33	2.10	3.03	1.73	1.71	(6.61)
Total from investment operations	2.43	2.40	3.36	1.88	1.89	(6.45)
Distributions from net investment income	(.30)	(.33)	(.25)	(.15)	(.28)	-
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	- I
Net asset value, end of period	$ 19.51	$ 17.38	$ 15.31	$ 12.20	$ 10.47	$ 8.86
Total Return B, C	14.12%	15.95%	27.88%	18.14%	21.94%	(42.13)%
Ratios to Average Net Assets E, H
Expenses before reductions	.97% A	.94%	.99%	1.09%	1.06%	.96%
Expenses net of fee waivers, if any	.97% A	.94%	.99%	1.09%	1.06%	.96%
Expenses net of all reductions	.97% A	.92%	.96%	1.04%	.94%	.87%
Net investment income (loss)	1.12% A	1.91%	2.44% G	1.29%	1.98%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,151	$ 6,479	$ 1,766	$ 2,254	$ 2,891	$ 2,939
Portfolio turnover rate F	190% A	64%	44%	38%	81%	116%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.80%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Utilities Fund (the Fund) (formerly Fidelity Advisor Telecommunications & Utilities Growth Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return

Utilities

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 20,609,499
Unrealized depreciation	(2,125,772)
Net unrealized appreciation (depreciation)	$ 18,483,727
Cost for federal income tax purposes	$ 236,607,079

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. Prior to October 1, 2006, shares held in the Fund less than 60 days were subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $218,051,304 and $207,868,689, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 67,361	$ 1,215
Class T	.25%	.25%	146,214	-
Class B	.75%	.25%	320,379	240,284
Class C	.75%	.25%	187,117	19,666
			$ 721,071	$ 261,165

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 24,834
Class T	6,106
Class B*	31,398
Class C*	1,071
$ 63,409

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 103,320.39
Class T	122,006.42
Class B	129,851.41
Class C	60,019.32
Institutional Class	9,782.24
	$ 424,978

* Annualized

Utilities

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company, FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $313 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $270 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $16,106.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,718 for the period.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other - continued

desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2007	Year ended July 31, 2006
From net investment income
Class A	$ 644,013	$ 515,686
Class T	560,452	679,149
Class B	253,850	428,719
Class C	209,021	227,882
Institutional Class	128,016	34,962
Total	$ 1,795,352	$ 1,886,398

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2007	Year ended July 31, 2006	Six months ended January 31, 2007	Year ended July 31, 2006
Class A
Shares sold	1,401,594	1,157,742	$ 25,754,707	$ 18,299,828
Reinvestment of distributions	31,700	29,809	573,106	453,431
Shares redeemed	(372,908)	(749,911)	(6,912,091)	(11,656,126)
Net increase (decrease)	1,060,386	437,640	$ 19,415,722	$ 7,097,133
Class T
Shares sold	521,573	427,549	$ 9,505,197	$ 6,679,626
Reinvestment of distributions	29,414	41,716	530,972	634,275
Shares redeemed	(389,234)	(1,121,239)	(7,181,677)	(17,325,224)
Net increase (decrease)	161,753	(651,974)	$ 2,854,492	$ (10,011,323)
Class B
Shares sold	230,176	164,555	$ 4,139,686	$ 2,522,243
Reinvestment of distributions	12,603	24,747	221,272	371,052
Shares redeemed	(1,081,495)	(1,855,539)	(19,688,803)	(28,512,346)
Net increase (decrease)	(838,716)	(1,666,237)	$ (15,327,845)	$ (25,619,051)
Class C
Shares sold	416,690	246,869	$ 7,488,235	$ 3,819,729
Reinvestment of distributions	8,956	11,397	157,448	170,983
Shares redeemed	(298,255)	(663,040)	(5,449,188)	(10,076,221)
Net increase (decrease)	127,391	(404,774)	$ 2,196,495	$ (6,085,509)
Institutional Class
Shares sold	147,287	292,241	$ 2,723,884	$ 4,893,596
Reinvestment of distributions	2,016	1,223	36,805	18,745
Shares redeemed	(53,075)	(36,084)	(997,820)	(562,628)
Net increase (decrease)	96,228	257,380	$ 1,762,869	$ 4,349,713

Utilities

Proxy Voting Results

A special meeting of each fund's shareholders was held on September 28, 2006 and September 30, 2006. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A, C
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	2,206,930,035.62	96.925
Withheld	70,013,151.28	3.075
TOTAL	2,276,943,186.90	100.000
Albert R. Gamper, Jr.
Affirmative	2,206,929,647.55	96.925
Withheld	70,013,539.35	3.075
TOTAL	2,276,943,186.90	100.000
Robert M. Gates
Affirmative	2,205,212,761.55	96.850
Withheld	71,730,425.35	3.150
TOTAL	2,276,943,186.90	100.000
George H. Heilmeier
Affirmative	2,204,247,730.70	96.807
Withheld	72,695,456.20	3.193
TOTAL	2,276,943,186.90	100.000
Edward C. Johnson 3d
Affirmative	2,203,739,123.67	96.785
Withheld	73,204,063.23	3.215
TOTAL	2,276,943,186.90	100.000
Stephen P. Jonas
Affirmative	2,207,154,045.47	96.935
Withheld	69,789,141.43	3.065
TOTAL	2,276,943,186.90	100.000
James H. KeyesB
Affirmative	2,205,258,024.08	96.852
Withheld	71,685,162.82	3.148
TOTAL	2,276,943,186.90	100.000
Marie L. Knowles
Affirmative	2,205,892,060.16	96.880
Withheld	71,051,126.74	3.120
TOTAL	2,276,943,186.90	100.000
Ned C. Lautenbach
Affirmative	2,205,297,807.97	96.853
Withheld	71,645,378.93	3.147
TOTAL	2,276,943,186.90	100.000
William O. McCoy
Affirmative	2,204,396,505.93	96.814
Withheld	72,546,680.97	3.186
TOTAL	2,276,943,186.90	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	2,206,981,118.77	96.927
Withheld	69,962,068.13	3.073
TOTAL	2,276,943,186.90	100.000
Cornelia M. Small
Affirmative	2,206,379,820.44	96.901
Withheld	70,563,366.46	3.099
TOTAL	2,276,943,186.90	100.000
William S. Stavropoulos
Affirmative	2,205,403,278.90	96.858
Withheld	71,539,908.00	3.142
TOTAL	2,276,943,186.90	100.000
Kenneth L. Wolfe
Affirmative	2,205,707,840.10	96.871
Withheld	71,235,346.80	3.129
TOTAL	2,276,943,186.90	100.000
PROPOSAL 2A
To modify the fundamental "invests primarily" policy (the investment policy concerning the fund's primary investments) of Fidelity Advisor Consumer Discretionary Fund.D
	# of Votes	% of Votes
Affirmative	25,052,022.13	70.939
Against	1,507,700.50	4.269
Abstain	2,181,277.38	6.177
Broker Non-Votes	6,573,990.16	18.615
TOTAL	35,314,990.17	100.000
PROPOSAL 2B
To modify the fundamental concentration policy of Fidelity Advisor Consumer Discretionary Fund.D
	# of Votes	% of Votes
Affirmative	24,468,395.75	69.286
Against	1,941,580.95	5.498
Abstain	2,331,023.31	6.601
Broker Non-Votes	6,573,990.16	18.615
TOTAL	35,314,990.17	100.000
PROPOSAL 3A
To modify the fundamental "invests primarily" policy (the investment policy concerning the fund's primary investments) of Fidelity Advisor Industrials Fund.C
	# of Votes	% of Votes
Affirmative	103,262,001.88	67.400
Against	4,354,979.52	2.842
Abstain	6,913,004.08	4.513
Broker Non-Votes	38,678,502.70	25.246
TOTAL	153,208,488.18	100.000
PROPOSAL 3B
To modify the fundamental concentration policy of Fidelity Advisor Industrials Fund.C
	# of Votes	% of Votes
Affirmative	103,063,141.29	67.270
Against	4,478,980.28	2.923
Abstain	6,987,863.91	4.561
Broker Non-Votes	38,678,502.70	25.246
TOTAL	153,208,488.18	100.000
PROPOSAL 4A
To modify the fundamental concentration policy of Fidelity Advisor Utilities Fund.D
	# of Votes	% of Votes
Affirmative	78,803,170.56	70.172
Against	3,577,908.42	3.186
Abstain	6.541,369.10	5.825
Broker Non-Votes	23,378,154.01	20.817
TOTAL	112,300,602.09	100.000
PROPOSAL 5A
To modify the fundamental "invests primarily" policy (the investment policy concerning the fund's primary investments) of Fidelity Advisor Communications Equipment Fund.D
	# of Votes	% of Votes
Affirmative	5,159,022.72	69.946
Against	285,575.04	3.872
Abstain	443,398.62	6.011
Broker Non-Votes	1,487,692.54	20.170
TOTAL	7,375,688.92	100.000
PROPOSAL 5B
To modify the fundamental concentration policy of Fidelity Advisor Communications Equipment Fund.D
	# of Votes	% of Votes
Affirmative	5,159,987.88	69.959
Against	295,440.44	4.006
Abstain	432,568.06	5.864
Broker Non-Votes	1,487,692.54	20.170
TOTAL	7,375,688.92	100.000
PROPOSAL 6A
To modify the fundamental investment objective of Fidelity Advisor Energy Fund.D
	# of Votes	% of Votes
Affirmative	335,212,227.18	68.272
Against	23,151,143.88	4.716
Abstain	28,129,279.36	5.728
Broker Non-Votes	104,499,231.10	21.283
TOTAL	490,991,881.52	100.000
PROPOSAL 6B
To modify the fundamental investment policy of Fidelity Advisor Energy Fund.D
	# of Votes	% of Votes
Affirmative	338,904,300.69	69.024
Against	21,528,314.89	4.385
Abstain	26,060,034.84	5.307
Broker Non-Votes	104,499,231.10	21.283
TOTAL	490,991,881.52	100.000
PROPOSAL 6C
To modify the fundamental concentration policy of Fidelity Advisor Energy Fund.D
	# of Votes	% of Votes
Affirmative	334,458,778.33	68.119
Against	22,220,293.16	4.526
Abstain	29,813,578.93	6.072
Broker Non-Votes	104,499,231.10	21.283
TOTAL	490,991,881.52	100.000

A Denotes trust-wide proposal and voting results.

B Effective on or about January 1, 2007.

C The special meeting of shareholders reconvened on September 30, 2006 with respect to this proposal.

D The special meeting of shareholders reconvened on September 28, 2006 with respect to this proposal.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank

New York, NY

Brown Brothers Harriman & Co. (dagger)

Boston, MA

State Street Bank and Trust (dagger)(dagger)

Quincy, MA

* Custodian for Fidelity Advisor Energy Fund only.

(dagger)(dagger) Custodian for Fidelity Advisor Biotechnology Fund, Fidelity Advisor
Communications Equipment Fund, and Fidelity Advisor Electronics Fund only.

AFOC-USAN-0307
1.789279.104

Fidelity Advisor

Focus Funds®

Institutional Class

Biotechnology

Communications Equipment (formerly Developing Communications)

Consumer Discretionary (formerly Consumer Industries)

Electronics

Energy (formerly Natural Resources)

Financial Services

Health Care

Industrials (formerly Cyclical Industries)

Technology

Utilities (formerly Telecommunications
& Utilities Growth)

Semiannual Report

January 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Biotechnology	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Communications Equipment	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Consumer Discretionary	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Electronics	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Energy	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Financial Services	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Health Care	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Industrials	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Technology	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Utilities	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Advisor Biotechnology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Class A
Actual	$ 1,000.00	$ 1,101.30	$ 7.41
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 7.12
Class T
Actual	$ 1,000.00	$ 1,099.90	$ 8.73
HypotheticalA	$ 1,000.00	$ 1,016.89	$ 8.39
Class B
Actual	$ 1,000.00	$ 1,098.20	$ 11.37
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Class C
Actual	$ 1,000.00	$ 1,098.20	$ 11.37
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class
Actual	$ 1,000.00	$ 1,104.20	$ 6.10
HypotheticalA	$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Institutional Class	1.15%

Semiannual Report

Advisor Biotechnology Fund

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Amgen, Inc.	13.0	5.5
Genentech, Inc.	12.5	6.4
Gilead Sciences, Inc.	11.0	6.2
Biogen Idec, Inc.	6.8	6.8
Cephalon, Inc.	4.4	4.4
Celgene Corp.	4.2	7.9
Genzyme Corp.	4.1	5.8
MedImmune, Inc.	4.0	3.2
Vertex Pharmaceuticals, Inc.	3.0	3.1
Alexion Pharmaceuticals, Inc.	2.8	2.4
	65.8
Top Industries (% of fund's net assets)
As of January 31, 2007
Biotechnology	88.5%
Pharmaceuticals	7.4%
Life Sciences Tools & Services	2.7%
Health Care Equipment & Supplies	1.4%
Health Care Providers & Services	0.1%
All Others*	(0.1)%(dagger)

(dagger) Short-term investments and net other assets are not included in the pie chart.

As of July 31, 2006
Biotechnology	76.6%
Life Sciences Tools & Services	11.0%
Pharmaceuticals	9.9%
Health Care Equipment & Supplies	2.2%
Health Care Providers & Services	0.2%
All Others*	0.1%

* Includes short-term investments and net other assets.

Biotechnology

Advisor Biotechnology Fund

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 88.5%
Biotechnology - 88.5%
Acadia Pharmaceuticals, Inc. (a)	21,800	$ 156,088
Acorda Therapeutics, Inc.	5,600	96,824
Affymax, Inc. (a)	1,500	55,260
Alexion Pharmaceuticals, Inc. (a)	40,200	1,671,114
Alkermes, Inc. (a)	41,640	621,269
Alnylam Pharmaceuticals, Inc. (a)	10,000	211,800
Altus Pharmaceuticals, Inc.	6,212	113,183
Amgen, Inc. (a)	111,310	7,832,882
Amylin Pharmaceuticals, Inc. (a)	35,002	1,357,378
Arena Pharmaceuticals, Inc. (a)	10,800	137,916
ARIAD Pharmaceuticals, Inc. (a)	26,053	133,391
Biogen Idec, Inc. (a)	84,834	4,100,876
BioMarin Pharmaceutical, Inc. (a)	6,624	125,459
Celgene Corp. (a)	46,808	2,512,653
Cephalon, Inc. (a)	36,399	2,635,652
Combinatorx, Inc. (a)	12,700	106,172
Cubist Pharmaceuticals, Inc. (a)	12,500	230,000
CV Therapeutics, Inc. (a)	13,400	180,766
Cytos Biotechnology AG (a)	636	70,312
Emergent BioSolutions, Inc.	15,710	237,064
Encysive Pharmaceuticals, Inc. (a)	13,200	44,220
Genentech, Inc. (a)	86,800	7,583,716
Genomic Health, Inc. (a)	7,900	180,278
Genzyme Corp. (a)	37,520	2,466,190
Gilead Sciences, Inc. (a)	103,300	6,644,256
GTx, Inc. (a)	9,400	174,840
Human Genome Sciences, Inc. (a)	90,230	1,062,909
Infinity Pharmaceuticals, Inc. (a)	1,899	27,668
Isis Pharmaceuticals, Inc. (a)	31,900	331,441
Ligand Pharmaceuticals, Inc. Class B (a)	10,400	135,096
MannKind Corp. (a)	23,300	385,848
Martek Biosciences (a)	8,000	186,480
Medarex, Inc. (a)	64,285	865,919
MedImmune, Inc. (a)	70,000	2,426,200
Momenta Pharmaceuticals, Inc. (a)	11,308	218,131
Myriad Genetics, Inc. (a)	20,044	716,373
Neurocrine Biosciences, Inc. (a)	17,365	242,763
Novacea, Inc.	4,500	31,365
OSI Pharmaceuticals, Inc. (a)	43,500	1,479,870
PDL BioPharma, Inc. (a)	51,500	1,056,265
Pharmion Corp. (a)	17,600	560,560
Regeneron Pharmaceuticals, Inc. (a)	22,499	447,505
Savient Pharmaceuticals, Inc. (a)	19,094	285,073
Theravance, Inc. (a)	19,000	652,080
Trubion Pharmaceuticals, Inc.	4,700	97,948
United Therapeutics Corp. (a)	7,703	412,881
Vanda Pharmaceuticals, Inc.	4,300	128,441
Vertex Pharmaceuticals, Inc. (a)	51,700	1,827,595

	Shares	Value (Note 1)
ViaCell, Inc. (a)	500	$ 2,790
Zymogenetics, Inc. (a)	13,500	215,325
		53,476,085
HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
Health Care Equipment - 1.0%
Clinical Data, Inc. (a)	2,459	45,885
IntraLase Corp. (a)	300	7,380
Quidel Corp. (a)	39,800	540,882
		594,147
Health Care Supplies - 0.4%
Gen-Probe, Inc. (a)	4,723	244,274
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		838,421
HEALTH CARE PROVIDERS & SERVICES - 0.1%
Health Care Services - 0.1%
Oracle Healthcare Acquisition Corp. unit	9,600	83,040
LIFE SCIENCES TOOLS & SERVICES - 2.7%
Life Sciences Tools & Services - 2.7%
Advanced Magnetics, Inc. (a)	1,000	60,930
Applera Corp. - Celera Genomics Group (a)	39,700	629,642
Exelixis, Inc. (a)	39,500	387,100
QIAGEN NV (a)	31,800	549,186
		1,626,858
PHARMACEUTICALS - 7.4%
Pharmaceuticals - 7.4%
Akorn, Inc. (a)	19,800	121,374
Cardiome Pharma Corp. (a)	2,600	29,692
Catalyst Pharmaceutical Partners, Inc.	10,200	65,280
Cypress Bioscience, Inc. (a)	19,200	158,592
Elan Corp. PLC sponsored ADR (a)	66,500	827,925
New River Pharmaceuticals, Inc. (a)	27,078	1,513,660
Pozen, Inc. (a)	2,000	33,820
Sepracor, Inc. (a)	25,096	1,431,978
Somaxon Pharmaceuticals, Inc. (a)	2,200	29,238
Xenoport, Inc. (a)	11,600	276,544
		4,488,103
TOTAL COMMON STOCKS (Cost $55,179,377)		60,512,507
Money Market Funds - 0.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.35% (b) (Cost $242,169)	242,169	$ 242,169
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $55,421,546)	60,754,676
NET OTHER ASSETS - (0.5)%	(300,592)
NET ASSETS - 100%	$ 60,454,084
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,203
Fidelity Securities Lending Cash Central Fund	24,633
Total	$ 40,836
Income Tax Information
At July 31, 2006, the fund had a capital loss carryforward of approximately $6,990,407 all of which will expire on July 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Advisor Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $55,179,377)	$ 60,512,507
Fidelity Central Funds (cost $242,169)	242,169
Total Investments (cost $55,421,546)		$ 60,754,676
Receivable for investments sold		273,493
Receivable for fund shares sold		102,648
Interest receivable		1,996
Prepaid expenses		258
Other receivables		4,886
Total assets		61,137,957

Liabilities
Payable for investments purchased	$ 282,922
Payable for fund shares redeemed	268,666
Accrued management fee	30,822
Distribution fees payable	34,424
Other affiliated payables	21,175
Other payables and accrued expenses	45,864
Total liabilities		683,873

Net Assets		$ 60,454,084
Net Assets consist of:
Paid in capital		$ 57,381,415
Accumulated net investment loss		(502,295)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,758,166)
Net unrealized appreciation (depreciation) on investments		5,333,130
Net Assets		$ 60,454,084

Statement of Assets and Liabilities - continued

January 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($14,381,708 ÷ 1,917,263 shares)	$ 7.50

Maximum offering price per share (100/94.25 of $7.50)	$ 7.96
Class T: Net Asset Value and redemption price per share ($15,063,224 ÷ 2,039,733 shares)	$ 7.38

Maximum offering price per share (100/96.50 of $7.38)	$ 7.65
Class B: Net Asset Value and offering price per share ($15,215,157 ÷ 2,125,677 shares)A	$ 7.16

Class C: Net Asset Value and offering price per share ($14,572,421 ÷ 2,035,380 shares)A	$ 7.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,221,574 ÷ 160,114 shares)	$ 7.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Biotechnology Fund
Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2007 (Unaudited)

Investment Income
Dividends		$ 2,116
Interest		53
Income from Fidelity Central Funds (including $24,633 from security lending)		40,836
Total income		43,005

Expenses
Management fee	$ 168,407
Transfer agent fees	121,479
Distribution fees	203,364
Accounting and security lending fees	13,822
Custodian fees and expenses	5,956
Independent trustees' compensation	100
Registration fees	40,158
Audit	22,061
Legal	837
Miscellaneous	21,020
Total expenses before reductions	597,204
Expense reductions	(51,904)	545,300
Net investment income (loss)		(502,295)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,225,855
Foreign currency transactions	(10)
Total net realized gain (loss)		6,225,845
Change in net unrealized appreciation (depreciation) on investment securities		(60,069)
Net gain (loss)		6,165,776
Net increase (decrease) in net assets resulting from operations		$ 5,663,481

Statement of Changes in Net Assets

	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (502,295)	$ (1,015,236)
Net realized gain (loss)	6,225,845	1,447,883
Change in net unrealized appreciation (depreciation)	(60,069)	(1,063,236)
Net increase (decrease) in net assets resulting from operations	5,663,481	(630,589)
Share transactions - net increase (decrease)	(1,549,589)	1,061,142
Redemption fees	534	8,381
Total increase (decrease) in net assets	4,114,426	438,934

Net Assets
Beginning of period	56,339,658	55,900,724
End of period (including accumulated net investment loss of $502,295 and $0, respectively)	$ 60,454,084	$ 56,339,658

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Financial Highlights - Class A

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 6.81	$ 6.80	$ 6.00	$ 5.94	$ 4.39	$ 7.09
Income from Investment Operations
Net investment income (loss) E	(.05)	(.09)	(.08) H	(.09)	(.05)	(.07)
Net realized and unrealized gain (loss)	.74	.10	.88	.15	1.60	(2.64)
Total from investment operations	.69	.01	.80	.06	1.55	(2.71)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 7.50	$ 6.81	$ 6.80	$ 6.00	$ 5.94	$ 4.39
Total Return B,C,D	10.13%	.15%	13.33%	1.01%	35.31%	(38.08)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.57% A	1.48%	1.56%	1.68%	2.04%	1.99%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.45%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.40% A	1.37%	1.43%	1.48%	1.47%	1.46%
Net investment income (loss)	(1.25)% A	(1.29)%	(1.36)% H	(1.38)%	(1.11)%	(1.19)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,382	$ 12,539	$ 11,022	$ 10,197	$ 7,718	$ 4,657
Portfolio turnover rate G	106% A	62%	30%	50%	71%	113%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.37)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 6.71	$ 6.72	$ 5.95	$ 5.90	$ 4.37	$ 7.07
Income from Investment Operations
Net investment income (loss) E	(.05)	(.11)	(.10) H	(.10)	(.06)	(.09)
Net realized and unrealized gain (loss)	.72	.10	.87	.15	1.59	(2.62)
Total from investment operations	.67	(.01)	.77	.05	1.53	(2.71)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 7.38	$ 6.71	$ 6.72	$ 5.95	$ 5.90	$ 4.37
Total Return B,C,D	9.99%	(.15)%	12.94%	.85%	35.01%	(38.19)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.89% A	1.79%	1.93%	2.10%	2.39%	2.27%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.70%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.65% A	1.62%	1.68%	1.73%	1.72%	1.72%
Net investment income (loss)	(1.50)% A	(1.54)%	(1.61)% H	(1.63)%	(1.36)%	(1.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,063	$ 13,808	$ 14,177	$ 13,367	$ 10,281	$ 6,861
Portfolio turnover rate G	106% A	62%	30%	50%	71%	113%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.61)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 6.52	$ 6.56	$ 5.84	$ 5.82	$ 4.33	$ 7.05
Income from Investment Operations
Net investment income (loss) E	(.07)	(.14)	(.13) H	(.13)	(.09)	(.12)
Net realized and unrealized gain (loss)	.71	.10	.85	.15	1.58	(2.61)
Total from investment operations	.64	(.04)	.72	.02	1.49	(2.73)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 7.16	$ 6.52	$ 6.56	$ 5.84	$ 5.82	$ 4.33
Total Return B,C,D	9.82%	(.61)%	12.33%	.34%	34.41%	(38.58)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.31% A	2.23%	2.33%	2.46%	2.78%	2.74%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.19%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.15% A	2.12%	2.18%	2.22%	2.22%	2.22%
Net investment income (loss)	(2.00)% A	(2.04)%	(2.11)% H	(2.12)%	(1.86)%	(1.95)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,215	$ 14,938	$ 16,921	$ 16,819	$ 15,154	$ 10,218
Portfolio turnover rate G	106% A	62%	30%	50%	71%	113%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.11)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 6.52	$ 6.57	$ 5.84	$ 5.82	$ 4.33	$ 7.05
Income from Investment Operations
Net investment income (loss) E	(.07)	(.14)	(.13) H	(.13)	(.09)	(.12)
Net realized and unrealized gain (loss)	.71	.09	.86	.15	1.58	(2.61)
Total from investment operations	.64	(.05)	.73	.02	1.49	(2.73)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 7.16	$ 6.52	$ 6.57	$ 5.84	$ 5.82	$ 4.33
Total Return B,C,D	9.82%	(.76)%	12.50%	.34%	34.41%	(38.58)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.27% A	2.17%	2.24%	2.31%	2.58%	2.57%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.19%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.15% A	2.12%	2.18%	2.23%	2.22%	2.22%
Net investment income (loss)	(2.00)% A	(2.04)%	(2.11)% H	(2.13)%	(1.86)%	(1.95)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,572	$ 13,787	$ 12,538	$ 13,215	$ 10,493	$ 8,204
Portfolio turnover rate G	106% A	62%	30%	50%	71%	113%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.11)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Financial Highlights - Institutional Class

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 6.91	$ 6.89	$ 6.06	$ 5.97	$ 4.40	$ 7.09
Income from Investment Operations
Net investment income (loss) D	(.04)	(.07)	(.06) G	(.06)	(.04)	(.06)
Net realized and unrealized gain (loss)	.76	.09	.89	.15	1.61	(2.64)
Total from investment operations	.72	.02	.83	.09	1.57	(2.70)
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 7.63	$ 6.91	$ 6.89	$ 6.06	$ 5.97	$ 4.40
Total Return B,C	10.42%	.29%	13.70%	1.51%	35.68%	(37.94)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.16% A	1.05%	1.10%	1.16%	1.37%	1.41%
Expenses net of fee waivers, if any	1.15% A	1.05%	1.10%	1.16%	1.25%	1.25%
Expenses net of all reductions	1.15% A	1.03%	1.09%	1.14%	1.22%	1.22%
Net investment income (loss)	(1.00)% A	(.94)%	(1.02)% G	(1.04)%	(.86)%	(.94)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,222	$ 1,268	$ 1,243	$ 1,146	$ 1,153	$ 857
Portfolio turnover rate F	106% A	62%	30%	50%	71%	113%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Biotechnology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available,

are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Biotechnology

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 7,897,813
Unrealized depreciation	(3,392,840)
Net unrealized appreciation (depreciation)	$ 4,504,973
Cost for federal income tax purposes	$ 56,249,703

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. Prior to October 1, 2006, shares held in the Fund less than 60 days were subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $31,332,854 and $33,249,699, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 17,345	$ 709
Class T	.25%	.25%	36,916	-
Class B	.75%	.25%	77,438	58,079
Class C	.75%	.25%	71,665	15,976
			$ 203,364	$ 74,764

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,774
Class T	4,607
Class B*	21,614
Class C*	2,300
$ 36,295

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 28,147.41
Class T	35,126.48
Class B	30,984.40
Class C	25,602.36
Institutional Class	1,620.25
	$ 121,479

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Biotechnology

4. Fees and Other Transactions with Affiliates - continued

Investments in Fidelity Central Funds - continued

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company, FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $161 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $74 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 11,679
Class T	1.65%	17,659
Class B	2.15%	12,579
Class C	2.15%	8,601
Institutional Class	1.15%	75
		$ 50,593

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,311 for the period.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other - continued

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2007	Year ended July 31, 2006	Six months ended January 31, 2007	Year ended July 31, 2006
Class A
Shares sold	381,291	802,915	$ 2,745,225	$ 5,733,744
Shares redeemed	(305,892)	(581,094)	(2,256,107)	(4,036,446)
Net increase (decrease)	75,399	221,821	$ 489,118	$ 1,697,298
Class T
Shares sold	258,991	587,840	$ 1,862,572	$ 4,097,337
Shares redeemed	(276,896)	(638,853)	(2,000,033)	(4,417,619)
Net increase (decrease)	(17,905)	(51,013)	$ (137,461)	$ (320,282)
Class B
Shares sold	167,375	419,648	$ 1,142,065	$ 2,840,429
Shares redeemed	(332,781)	(706,101)	(2,328,723)	(4,753,466)
Net increase (decrease)	(165,406)	(286,453)	$ (1,186,658)	$ (1,913,037)
Class C
Shares sold	191,419	744,203	$ 1,344,429	$ 5,179,930
Shares redeemed	(270,075)	(539,467)	(1,881,167)	(3,621,319)
Net increase (decrease)	(78,656)	204,736	$ (536,738)	$ 1,558,611
Institutional Class
Shares sold	8,890	94,904	$ 66,068	$ 686,802
Shares redeemed	(32,127)	(92,008)	(243,918)	(648,250)
Net increase (decrease)	(23,237)	2,896	$ (177,850)	$ 38,552

Biotechnology

Advisor Communications Equipment Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period * August 1, 2006 to January 31, 2007
Class A
Actual	$ 1,000.00	$ 1,146.80	$ 7.58
Hypothetical A	$ 1,000.00	$ 1,018.15	$ 7.12
Class T
Actual	$ 1,000.00	$ 1,146.00	$ 8.93
Hypothetical A	$ 1,000.00	$ 1,016.89	$ 8.39
Class B
Actual	$ 1,000.00	$ 1,143.10	$ 11.61
Hypothetical A	$ 1,000.00	$ 1,014.37	$ 10.92
Class C
Actual	$ 1,000.00	$ 1,143.10	$ 11.61
Hypothetical A	$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class
Actual	$ 1,000.00	$ 1,150.20	$ 6.23
Hypothetical A	$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Institutional Class	1.15%

Semiannual Report

Advisor Communications Equipment Fund

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
QUALCOMM, Inc.	20.0	7.8
Cisco Systems, Inc.	10.2	0.0
Comverse Technology, Inc.	7.7	5.5
Research In Motion Ltd.	6.2	1.8
Motorola, Inc.	4.5	7.0
Corning, Inc.	4.2	8.4
Powerwave Technologies, Inc.	3.9	0.9
F5 Networks, Inc.	3.6	2.3
Juniper Networks, Inc.	3.5	2.4
Sonus Networks, Inc.	2.4	1.0
	66.2
Top Industries (% of fund's net assets)
As of January 31, 2007
Communications Equipment	80.5%
Semiconductors & Semiconductor Equipment	6.3%
Software	4.0%
Internet Software & Services	2.4%
Wireless Telecommunication Services	2.2%
All Others *	4.6%

As of July 31, 2006
Communications Equipment	62.3%
Semiconductors & Semiconductor Equipment	12.1%
Wireless Telecommunication Services	8.2%
Internet Software & Services	5.3%
Computers & Peripherals	3.3%
All Others *	8.8%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Communications Equipment

Advisor Communications Equipment Fund

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 1.1%
Diversified Commercial & Professional Services - 1.1%
Tele Atlas NV (a)	5,400	$ 111,554
COMMUNICATIONS EQUIPMENT - 80.3%
Communications Equipment - 80.3%
3Com Corp. (a)	7,700	30,030
Acme Packet, Inc.	100	1,588
ADC Telecommunications, Inc. (a)	3,900	62,946
Adtran, Inc.	3,183	70,535
ADVA AG Optical Networking (a)	7,013	76,596
Alcatel-Lucent SA sponsored ADR	8,803	114,439
Alvarion Ltd. (a)	3,200	20,768
AudioCodes Ltd. (a)	20,800	205,920
Avanex Corp. (a)	11,600	24,708
Bookham, Inc. (a)	18,772	54,439
Ceragon Networks Ltd. (a)	100	598
Ciena Corp. (a)	5,707	160,310
Cisco Systems, Inc. (a)	40,000	1,063,600
Comtech Group, Inc. (a)	7,601	125,112
Comverse Technology, Inc. (a)	41,606	805,076
Corning, Inc. (a)	21,200	441,808
ECI Telecom Ltd. (a)	5,700	48,564
F5 Networks, Inc. (a)	5,200	371,488
Foundry Networks, Inc. (a)	9,000	130,230
Foxconn International Holdings Ltd. (a)	2,000	5,981
Ixia (a)	2,963	28,000
JDS Uniphase Corp. (a)	4,600	81,788
Juniper Networks, Inc. (a)	20,150	365,118
Motorola, Inc.	23,500	466,475
Nortel Networks Corp. (a)	2,000	53,680
Orckit Communications Ltd. (a)	3,800	37,259
Powerwave Technologies, Inc. (a)	70,600	412,304
QUALCOMM, Inc.	55,300	2,082,599
Research In Motion Ltd. (a)	5,040	644,011
Riverstone Networks, Inc. (a)	30,300	0
Sonus Networks, Inc. (a)	35,304	255,601
Symmetricom, Inc. (a)	8,145	69,558
Tekelec (a)	4,600	70,840
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	22	875
		8,382,844
COMPUTERS & PERIPHERALS - 1.4%
Computer Hardware - 1.2%
Compal Electronics, Inc.	5,670	5,123
Concurrent Computer Corp. (a)	77,917	116,876
NEC Corp. sponsored ADR	90	455
		122,454
Computer Storage & Peripherals - 0.2%
SanDisk Corp. (a)	610	24,522
TOTAL COMPUTERS & PERIPHERALS		146,976

	Shares	Value (Note 1)
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
Alternative Carriers - 0.4%
Level 3 Communications, Inc. (a)	5,900	$ 36,639
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Energy Conversion Devices, Inc. (a)	300	10,335
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.9%
Electronic Equipment & Instruments - 0.6%
Chi Mei Optoelectronics Corp.	7,911	7,712
HannStar Display Corp. (a)	58,000	10,128
Nippon Electric Glass Co. Ltd.	2,000	47,728
		65,568
Electronic Manufacturing Services - 0.3%
Molex, Inc.	500	14,695
Trimble Navigation Ltd. (a)	300	16,974
		31,669
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		97,237
INTERNET SOFTWARE & SERVICES - 2.4%
Internet Software & Services - 2.4%
aQuantive, Inc. (a)	1,000	26,800
Openwave Systems, Inc. (a)	18,107	159,704
RADVision Ltd. (a)	3,150	61,520
		248,024
MEDIA - 0.0%
Publishing - 0.0%
Gemstar-TV Guide International, Inc. (a)	104	420
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.3%
Semiconductor Equipment - 0.2%
EMCORE Corp. (a)	5,800	23,664
Semiconductors - 6.1%
Actel Corp. (a)	451	8,055
Advanced Analogic Technologies, Inc. (a)	6,000	34,020
AMIS Holdings, Inc. (a)	5,900	61,006
Applied Micro Circuits Corp. (a)	11,032	37,950
Conexant Systems, Inc. (a)	12,800	23,808
Cree, Inc. (a)	1,100	16,918
CSR PLC (a)	2,000	26,760
Exar Corp. (a)	143	1,873
Intersil Corp. Class A	2,000	47,120
Marvell Technology Group Ltd. (a)	1,200	21,948
Microsemi Corp. (a)	449	8,172
Microtune, Inc. (a)	6,800	34,136
Mindspeed Technologies, Inc. (a)	12,509	24,643
MIPS Technologies, Inc. (a)	1,398	11,631
Netlogic Microsystems, Inc. (a)	1,400	33,432
Pericom Semiconductor Corp. (a)	1,700	16,949
Pixelplus Co. Ltd. sponsored ADR (a)	3,600	5,796
PLX Technology, Inc. (a)	1,400	14,224
Common Stocks - continued
	Shares	Value (Note 1)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Sigma Designs, Inc. (a)	2,473	$ 59,871
Silicon Motion Technology Corp. sponsored ADR (a)	1,800	33,174
Silicon On Insulator Technologies SA (SOITEC) (a)	2,100	61,638
Silicon Storage Technology, Inc. (a)	1,200	5,976
SiRF Technology Holdings, Inc. (a)	200	5,872
Skyworks Solutions, Inc. (a)	4,100	26,937
Transmeta Corp. (a)	5,800	5,336
Vimicro International Corp. sponsored ADR (a)	700	6,629
		633,874
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		657,538
SOFTWARE - 4.0%
Application Software - 2.2%
NAVTEQ Corp. (a)	2,100	74,508
Ulticom, Inc. (a)	18,198	155,593
		230,101
Home Entertainment Software - 0.3%
Ubisoft Entertainment SA (a)	800	32,167
Systems Software - 1.5%
Allot Communications Ltd.	300	3,126
Sandvine Corp. (U.K.)	58,300	119,127
Wind River Systems, Inc. (a)	2,800	27,776
		150,029
TOTAL SOFTWARE		412,297
WIRELESS TELECOMMUNICATION SERVICES - 2.2%
Wireless Telecommunication Services - 2.2%
Harris Stratex Networks, Inc. (a)	3,075	67,589
MTN Group Ltd.	3,800	45,619

	Shares	Value (Note 1)
NII Holdings, Inc. (a)	300	$ 22,140
Philippine Long Distance Telephone Co. sponsored ADR	900	47,358
Vimpel Communications sponsored ADR (a)	600	51,258
		233,964
TOTAL COMMON STOCKS (Cost $11,309,267)		10,337,828
Convertible Bonds - 0.2%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13 (Cost $20,000)	$ 20,000	18,518
Money Market Funds - 1.0%
	Shares
Fidelity Cash Central Fund, 5.35% (b) (Cost $108,380)	108,380	108,380
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $11,437,647)		10,464,726
NET OTHER ASSETS - (0.3)%		(29,505)
NET ASSETS - 100%		$ 10,435,221
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,455
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.6%
Canada	7.9%
Israel	3.6%
France	2.0%
Netherlands	1.1%
Others (individually less than 1%)	3.8%
100.0%
Income Tax Information
At July 31, 2006, the fund had a capital loss carryforward of approximately $359,916 all of which will expire on July 31, 2013.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Communications Equipment Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $11,329,267)	$ 10,356,346
Fidelity Central Funds (cost $108,380)	108,380
Total Investments (cost $11,437,647)		$ 10,464,726
Receivable for investments sold		95,465
Receivable for fund shares sold		2,265
Interest receivable		627
Prepaid expenses		52
Receivable from investment adviser for expense reductions		4,458
Other receivables		3,965
Total assets		10,571,558

Liabilities
Payable for fund shares redeemed	$ 93,334
Accrued management fee	5,028
Distribution fees payable	5,568
Other affiliated payables	3,941
Other payables and accrued expenses	28,466
Total liabilities		136,337

Net Assets		$ 10,435,221
Net Assets consist of:
Paid in capital		$ 11,714,821
Accumulated net investment loss		(78,766)
Accumulated undistributed net realized gain (loss) on investments		(227,913)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(972,921)
Net Assets		$ 10,435,221

Statement of Assets and Liabilities - continued

January 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,771,360 ÷ 331,330 shares)	$ 8.36

Maximum offering price per share (100/94.25 of $8.36)	$ 8.87
Class T: Net Asset Value and redemption price per share ($3,099,462 ÷ 376,101 shares)	$ 8.24

Maximum offering price per share (100/96.50 of $8.24)	$ 8.54
Class B: Net Asset Value and offering price per share ($2,239,424 ÷ 280,162 shares)A	$ 7.99

Class C: Net Asset Value and offering price per share ($2,047,368 ÷ 256,223 shares)A	$ 7.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($277,607 ÷ 32,676 shares)	$ 8.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Communications Equipment

Statement of Operations

	Six months ended January 31, 2007 (Unaudited)

Investment Income
Dividends		$ 13,296
Interest		123
Income from Fidelity Central Funds		4,455
Total income		17,874

Expenses
Management fee	$ 30,968
Transfer agent fees	23,591
Distribution fees	33,716
Accounting fees and expenses	2,245
Custodian fees and expenses	3,231
Independent trustees' compensation	19
Registration fees	43,555
Audit	22,626
Legal	296
Miscellaneous	4,597
Total expenses before reductions	164,844
Expense reductions	(68,204)	96,640
Net investment income (loss)		(78,766)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		299,026
Change in net unrealized appreciation (depreciation) on: Investment securities	1,293,253
Assets and liabilities in foreign currencies	5
Total change in net unrealized appreciation (depreciation)		1,293,258
Net gain (loss)		1,592,284
Net increase (decrease) in net assets resulting from operations		$ 1,513,518

Statement of Changes in Net Assets

	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (78,766)	$ (181,630)
Net realized gain (loss)	299,026	2,011,059
Change in net unrealized appreciation (depreciation)	1,293,258	(2,915,095)
Net increase (decrease) in net assets resulting from operations	1,513,518	(1,085,666)
Share transactions - net increase (decrease)	(1,708,705)	1,243,705
Redemption fees	149	3,257
Total increase (decrease) in net assets	(195,038)	161,296

Net Assets
Beginning of period	10,630,259	10,468,963
End of period (including accumulated net investment loss of $78,766 and $0, respectively)	$ 10,435,221	$ 10,630,259

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 7.29	$ 7.70	$ 6.53	$ 5.57	$ 3.96	$ 8.40
Income from Investment Operations
Net investment income (loss) E	(.04)	(.09)	(.07)	(.09)	(.04)	(.05)
Net realized and unrealized gain (loss)	1.11	(.32)	1.24	1.01	1.65	(4.40)
Total from investment operations	1.07	(.41)	1.17	.92	1.61	(4.45)
Redemption fees added to paid in capital E	- I	- I	- I	.04	- I	.01
Net asset value, end of period	$ 8.36	$ 7.29	$ 7.70	$ 6.53	$ 5.57	$ 3.96
Total Return B, C, D	14.68%	(5.32)%	17.92%	17.24%	40.66%	(52.86)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.61% A	2.13%	2.32%	2.38%	6.13%	4.97%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.45%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.40% A	1.32%	1.28%	1.35%	1.36%	1.40%
Net investment income (loss)	(1.07)% A	(1.05)%	(.92)%	(1.18)%	(.82)%	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,771	$ 3,145	$ 2,406	$ 3,480	$ 970	$ 371
Portfolio turnover rate G	104% A	174%	250%	306%	167%	305%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 7.19	$ 7.61	$ 6.48	$ 5.54	$ 3.95	$ 8.40
Income from Investment Operations
Net investment income (loss) E	(.05)	(.11)	(.08)	(.10)	(.05)	(.07)
Net realized and unrealized gain (loss)	1.10	(.31)	1.21	1.00	1.64	(4.39)
Total from investment operations	1.05	(.42)	1.13	.90	1.59	(4.46)
Redemption fees added to paid in capital E	- I	- I	- I	.04	- I	.01
Net asset value, end of period	$ 8.24	$ 7.19	$ 7.61	$ 6.48	$ 5.54	$ 3.95
Total Return B, C, D	14.60%	(5.52)%	17.44%	16.97%	40.25%	(52.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.97% A	2.51%	2.78%	3.06%	6.82%	5.36%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.71%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.64% A	1.57%	1.54%	1.60%	1.61%	1.64%
Net investment income (loss)	(1.32)% A	(1.30)%	(1.18)%	(1.43)%	(1.07)%	(1.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,099	$ 2,932	$ 3,034	$ 3,250	$ 1,723	$ 775
Portfolio turnover rate G	104% A	174%	250%	306%	167%	305%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Communications Equipment

Financial Highlights - Class B

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 6.99	$ 7.44	$ 6.36	$ 5.47	$ 3.92	$ 8.37
Income from Investment Operations
Net investment income (loss) E	(.07)	(.14)	(.12)	(.13)	(.07)	(.10)
Net realized and unrealized gain (loss)	1.07	(.31)	1.20	.98	1.62	(4.36)
Total from investment operations	1.00	(.45)	1.08	.85	1.55	(4.46)
Redemption fees added to paid in capital E	- I	- I	- I	.04	- I	.01
Net asset value, end of period	$ 7.99	$ 6.99	$ 7.44	$ 6.36	$ 5.47	$ 3.92
Total Return B, C, D	14.31%	(6.05)%	16.98%	16.27%	39.54%	(53.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	3.38% A	2.94%	3.14%	3.48%	6.88%	5.62%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.20%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.15% A	2.07%	2.04%	2.11%	2.11%	2.14%
Net investment income (loss)	(1.82)% A	(1.80)%	(1.68)%	(1.93)%	(1.56)%	(1.60)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,239	$ 2,406	$ 2,864	$ 2,998	$ 1,846	$ 1,162
Portfolio turnover rate G	104% A	174%	250%	306%	167%	305%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 6.99	$ 7.44	$ 6.36	$ 5.47	$ 3.92	$ 8.37
Income from Investment Operations
Net investment income (loss) E	(.07)	(.15)	(.12)	(.14)	(.07)	(.10)
Net realized and unrealized gain (loss)	1.07	(.30)	1.20	.99	1.62	(4.36)
Total from investment operations	1.00	(.45)	1.08	.85	1.55	(4.46)
Redemption fees added to paid in capital E	- I	- I	- I	.04	- I	.01
Net asset value, end of period	$ 7.99	$ 6.99	$ 7.44	$ 6.36	$ 5.47	$ 3.92
Total Return B, C, D	14.31%	(6.05)%	16.98%	16.27%	39.54%	(53.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	3.34% A	2.86%	3.07%	3.19%	6.81%	5.49%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.19%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.14% A	2.07%	2.02%	2.10%	2.11%	2.14%
Net investment income (loss)	(1.82)% A	(1.81)%	(1.66)%	(1.93)%	(1.57)%	(1.60)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,047	$ 1,768	$ 1,846	$ 3,180	$ 1,009	$ 667
Portfolio turnover rate G	104% A	174%	250%	306%	167%	305%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 7.39	$ 7.79	$ 6.60	$ 5.61	$ 3.98	$ 8.42
Income from Investment Operations
Net investment income (loss) D	(.03)	(.07)	(.05)	(.07)	(.03)	(.04)
Net realized and unrealized gain (loss)	1.14	(.33)	1.24	1.02	1.66	(4.41)
Total from investment operations	1.11	(.40)	1.19	.95	1.63	(4.45)
Redemption fees added to paid in capital D	- H	- H	- H	.04	- H	.01
Net asset value, end of period	$ 8.50	$ 7.39	$ 7.79	$ 6.60	$ 5.61	$ 3.98
Total Return B, C	15.02%	(5.13)%	18.03%	17.65%	40.95%	(52.73)%
Ratios to Average Net Assets E, G
Expenses before reductions	2.17% A	1.70%	1.85%	1.55%	5.34%	4.24%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.18%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.15% A	1.07%	1.01%	1.11%	1.11%	1.14%
Net investment income (loss)	(.82)% A	(.80)%	(.65)%	(.93)%	(.57)%	(.60)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 278	$ 379	$ 319	$ 607	$ 154	$ 100
Portfolio turnover rate F	104% A	174%	250%	306%	167%	305%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Communications Equipment

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Communications Equipment Fund (the Fund) (formerly Fidelity Advisor Developing Communications Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 601,167
Unrealized depreciation	(1,702,267)
Net unrealized appreciation (depreciation)	$ (1,101,100)
Cost for federal income tax purposes	$ 11,565,826

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. Prior to October 1, 2006, shares held in the Fund less than 60 days were subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Communications Equipment

3. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $5,590,515 and $7,391,780, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 3,874	$ 77
Class T	.25%	.25%	7,784	-
Class B	.75%	.25%	12,231	9,174
Class C	.75%	.25%	9,827	2,688
			$ 33,716	$ 11,939

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,423
Class T	802
Class B *	2,251
Class C *	138
$ 4,614

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets *
Class A	$ 6,320.41
Class T	8,011.52
Class B	5,055.41
Class C	3,783.38
Institutional Class	422.23
	$ 23,591

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $335 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 18,689
Class T	1.65%	20,585
Class B	2.15%	14,967
Class C	2.15%	11,772
Institutional Class	1.15%	1,871
		$ 67,884

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $131 for the period.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

Communications Equipment

7. Other - continued

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2007	Year ended July 31, 2006	Six months ended January 31, 2007	Year ended July 31, 2006
Class A
Shares sold	48,311	258,256	$ 393,156	$ 2,231,744
Shares redeemed	(148,427)	(139,347)	(1,215,893)	(1,139,179)
Net increase (decrease)	(100,116)	118,909	$ (822,737)	$ 1,092,565
Class T
Shares sold	41,603	114,159	$ 335,452	$ 950,677
Shares redeemed	(73,149)	(104,980)	(590,334)	(831,470)
Net increase (decrease)	(31,546)	9,179	$ (254,882)	$ 119,207
Class B
Shares sold	11,078	69,205	$ 85,659	$ 569,934
Shares redeemed	(75,026)	(109,978)	(591,208)	(860,340)
Net increase (decrease)	(63,948)	(40,773)	$ (505,549)	$ (290,406)
Class C
Shares sold	46,418	307,489	$ 368,649	$ 2,475,377
Shares redeemed	(43,165)	(302,626)	(335,642)	(2,257,686)
Net increase (decrease)	3,253	4,863	$ 33,007	$ 217,691
Institutional Class
Shares sold	738	30,494	$ 6,215	$ 275,027
Shares redeemed	(19,256)	(20,224)	(164,759)	(170,379)
Net increase (decrease)	(18,518)	10,270	$ (158,544)	$ 104,648

Semiannual Report

Advisor Consumer Discretionary Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Class A
Actual	$ 1,000.00	$ 1,168.70	$ 7.65
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 7.12
Class T
Actual	$ 1,000.00	$ 1,167.60	$ 9.01
HypotheticalA	$ 1,000.00	$ 1,016.89	$ 8.39
Class B
Actual	$ 1,000.00	$ 1,164.60	$ 11.73
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Class C
Actual	$ 1,000.00	$ 1,165.10	$ 11.73
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class
Actual	$ 1,000.00	$ 1,170.90	$ 6.29
HypotheticalA	$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Institutional Class	1.15%

Consumer Discretionary

Advisor Consumer Discretionary Fund

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
News Corp. Class A	6.3	2.1
Federated Department Stores, Inc.	6.0	5.0
Comcast Corp. Class A	6.0	0.0
Time Warner, Inc.	5.9	0.0
Target Corp.	3.3	1.7
Saks, Inc.	3.0	1.0
McDonald's Corp.	3.0	0.0
McGraw-Hill Companies, Inc.	2.8	1.1
JCPenney Co., Inc.	2.7	1.7
TJX Companies, Inc.	2.6	0.8
	41.6
Top Industries (% of fund's net assets)
As of January 31, 2007
Media	25.9%
Multiline Retail	19.0%
Specialty Retail	19.0%
Hotels, Restaurants & Leisure	13.6%
Textiles, Apparel & Luxury Goods	10.5%
All Others*	12.0%

As of July 31, 2006
Food Products	13.0%
Beverages	12.9%
Food & Staples Retailing	12.7%
Specialty Retail	12.2%
Multiline Retail	10.6%
All Others*	38.6%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Advisor Consumer Discretionary Fund

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value (Note 1)
AUTOMOBILES - 1.2%
Automobile Manufacturers - 1.2%
Renault SA	2,600	$ 321,758
Toyota Motor Corp. sponsored ADR	3,400	448,052
		769,810
COMPUTERS & PERIPHERALS - 2.0%
Computer Hardware - 2.0%
Apple, Inc. (a)	1,600	137,168
Hewlett-Packard Co.	25,800	1,116,624
		1,253,792
DIVERSIFIED CONSUMER SERVICES - 1.7%
Specialized Consumer Services - 1.7%
Sotheby's Class A (ltd. vtg.)	28,700	1,064,196
DIVERSIFIED FINANCIAL SERVICES - 1.7%
Specialized Finance - 1.7%
Moody's Corp.	14,800	1,059,088
FOOD & STAPLES RETAILING - 1.0%
Food Retail - 1.0%
Tesco PLC	20,583	169,041
Tesco PLC Sponsored ADR	18,700	465,630
		634,671
HOTELS, RESTAURANTS & LEISURE - 13.6%
Casinos & Gaming - 5.3%
Ameristar Casinos, Inc.	12,200	372,344
Boyd Gaming Corp.	12,400	589,868
International Game Technology	19,600	851,816
Las Vegas Sands Corp. (a)	5,000	520,350
Penn National Gaming, Inc. (a)	12,700	556,514
Wynn Resorts Ltd.	3,800	424,612
		3,315,504
Hotels, Resorts & Cruise Lines - 2.1%
Accor SA	8,600	712,880
Marriott International, Inc. Class A	12,000	577,680
		1,290,560
Restaurants - 6.2%
McDonald's Corp.	41,900	1,858,265
Starbucks Corp. (a)	20,600	719,764
Tim Hortons, Inc.	6,265	194,215
Wendy's International, Inc.	33,800	1,147,848
		3,920,092
TOTAL HOTELS, RESTAURANTS & LEISURE		8,526,156
HOUSEHOLD DURABLES - 1.5%
Homebuilding - 1.0%
D.R. Horton, Inc.	7,700	223,762

	Shares	Value (Note 1)
Ryland Group, Inc.	2,400	$ 134,832
Toll Brothers, Inc. (a)	8,600	290,938
		649,532
Household Appliances - 0.5%
Whirlpool Corp.	3,200	292,576
TOTAL HOUSEHOLD DURABLES		942,108
INTERNET & CATALOG RETAIL - 0.4%
Internet Retail - 0.4%
Blue Nile, Inc. (a)	7,600	281,276
INTERNET SOFTWARE & SERVICES - 1.4%
Internet Software & Services - 1.4%
Google, Inc. Class A (sub. vtg.) (a)	1,700	852,210
MEDIA - 25.9%
Broadcasting & Cable TV - 7.4%
Comcast Corp. Class A (a)	84,900	3,762,768
Grupo Televisa SA de CV (CPO) sponsored ADR	25,900	763,014
Liberty Media Holding Corp. - Capital Series A (a)	1,400	143,220
		4,669,002
Movies & Entertainment - 14.0%
News Corp.:
Class A	170,884	3,973,053
Class B	6,100	149,145
Regal Entertainment Group Class A	6,800	153,000
The Walt Disney Co.	15,900	559,203
Time Warner, Inc.	169,700	3,711,339
Viacom, Inc. Class B (non-vtg.) (a)	5,300	215,551
		8,761,291
Publishing - 4.5%
McGraw-Hill Companies, Inc.	26,500	1,777,620
R.H. Donnelley Corp.	16,100	1,071,938
		2,849,558
TOTAL MEDIA		16,279,851
MULTILINE RETAIL - 19.0%
Department Stores - 15.0%
Federated Department Stores, Inc.	90,900	3,771,441
JCPenney Co., Inc.	20,600	1,673,544
Nordstrom, Inc.	23,600	1,314,756
Saks, Inc.	102,200	1,917,272
Sears Holdings Corp. (a)	4,300	759,595
		9,436,608
Common Stocks - continued
	Shares	Value (Note 1)
MULTILINE RETAIL - CONTINUED
General Merchandise Stores - 4.0%
Family Dollar Stores, Inc.	13,700	$ 443,880
Target Corp.	33,300	2,043,288
		2,487,168
TOTAL MULTILINE RETAIL		11,923,776
PERSONAL PRODUCTS - 1.1%
Personal Products - 1.1%
Bare Escentuals, Inc.	18,300	667,767
SPECIALTY RETAIL - 19.0%
Apparel Retail - 11.0%
Abercrombie & Fitch Co. Class A	6,700	532,918
Aeropostale, Inc. (a)	8,500	305,490
American Eagle Outfitters, Inc.	21,400	692,932
Casual Male Retail Group, Inc. (a)(d)	19,900	248,352
Charlotte Russe Holding, Inc. (a)	7,050	215,378
Gap, Inc.	16,700	320,139
Gymboree Corp. (a)	26,800	1,160,172
Limited Brands, Inc.	32,700	913,638
Ross Stores, Inc.	8,700	281,793
TJX Companies, Inc.	54,748	1,618,898
Urban Outfitters, Inc. (a)	6,000	146,400
Zumiez, Inc. (a)	13,600	447,440
		6,883,550
Computer & Electronics Retail - 2.0%
Best Buy Co., Inc.	6,450	325,080
Circuit City Stores, Inc.	7,000	142,870
RadioShack Corp. (d)	34,500	762,450
		1,230,400
Home Improvement Retail - 2.3%
Home Depot, Inc.	22,600	920,724
Lowe's Companies, Inc.	16,200	546,102
		1,466,826
Specialty Stores - 3.7%
OfficeMax, Inc.	8,800	424,952
PETsMART, Inc.	5,600	171,024
Staples, Inc.	55,338	1,423,293
Tiffany & Co., Inc.	8,400	329,784
		2,349,053
TOTAL SPECIALTY RETAIL		11,929,829
TEXTILES, APPAREL & LUXURY GOODS - 10.5%
Apparel, Accessories & Luxury Goods - 5.7%
Coach, Inc. (a)	30,200	1,384,972

	Shares	Value (Note 1)
Phillips-Van Heusen Corp.	13,000	$ 716,950
Polo Ralph Lauren Corp. Class A	18,100	1,485,105
		3,587,027
Footwear - 4.8%
Crocs, Inc.	13,202	664,589
Deckers Outdoor Corp. (a)	16,900	985,439
Iconix Brand Group, Inc. (a)	22,800	453,948
NIKE, Inc. Class B	2,500	247,025
Skechers U.S.A., Inc. Class A (sub.vtg.) (a)	17,700	627,288
		2,978,289
TOTAL TEXTILES, APPAREL & LUXURY GOODS		6,565,316
TOTAL COMMON STOCKS (Cost $53,685,508)		62,749,846
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 5.35% (b)	601,647	601,647
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	1,007,250	1,007,250
TOTAL MONEY MARKET FUNDS (Cost $1,608,897)	1,608,897
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $55,294,405)	64,358,743
NET OTHER ASSETS - (2.6)%	(1,634,263)
NET ASSETS - 100%	$ 62,724,480
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 38,785
Fidelity Securities Lending Cash Central Fund	2,679
Total	$ 41,464

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary

Advisor Consumer Discretionary Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $988,520) - See accompanying schedule: Unaffiliated issuers (cost $53,685,508)	$ 62,749,846
Fidelity Central Funds (cost $1,608,897)	1,608,897
Total Investments (cost $55,294,405)		$ 64,358,743
Receivable for investments sold		333,996
Receivable for fund shares sold		103,356
Dividends receivable		7,196
Interest receivable		3,313
Prepaid expenses		247
Other receivables		1,222
Total assets		64,808,073

Liabilities
Payable to custodian bank	$ 17,118
Payable for investments purchased	822,283
Payable for fund shares redeemed	113,507
Accrued management fee	32,110
Distribution fees payable	29,666
Other affiliated payables	20,152
Other payables and accrued expenses	41,507
Collateral on securities loaned, at value	1,007,250
Total liabilities		2,083,593

Net Assets		$ 62,724,480
Net Assets consist of:
Paid in capital		$ 52,682,302
Undistributed net investment income		12,366
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		965,436
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,064,376
Net Assets		$ 62,724,480

Statement of Assets and Liabilities - continued

January 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,864,849 ÷ 1,314,540 shares)	$ 16.63

Maximum offering price per share (100/94.25 of $16.63)	$ 17.64
Class T: Net Asset Value and redemption price per share ($15,682,641 ÷ 967,422 shares)	$ 16.21

Maximum offering price per share (100/96.50 of $16.21)	$ 16.80
Class B: Net Asset Value and offering price per share ($14,183,863 ÷ 927,153 shares)A	$ 15.30

Class C: Net Asset Value and offering price per share ($9,147,503 ÷ 596,743 shares)A	$ 15.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,845,624 ÷ 107,636 shares)	$ 17.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Consumer Discretionary Fund
Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2007 (Unaudited)

Investment Income
Dividends		$ 305,468
Special dividends		258,300
Interest		85
Income from Fidelity Central Funds		41,464
Total income		605,317

Expenses
Management fee	$ 163,305
Transfer agent fees	108,194
Distribution fees	172,560
Accounting and security lending fees	12,073
Custodian fees and expenses	9,596
Independent trustees' compensation	97
Registration fees	33,735
Audit	21,870
Legal	818
Miscellaneous	15,791
Total expenses before reductions	538,039
Expense reductions	(38,379)	499,660
Net investment income (loss)		105,657
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,964,589
Foreign currency transactions	689
Total net realized gain (loss)		3,965,278
Change in net unrealized appreciation (depreciation) on: Investment securities	4,757,668
Assets and liabilities in foreign currencies	(65)
Total change in net unrealized appreciation (depreciation)		4,757,603
Net gain (loss)		8,722,881
Net increase (decrease) in net assets resulting from operations		$ 8,828,538

Statement of Changes in Net Assets

	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 105,657	$ (348,612)
Net realized gain (loss)	3,965,278	6,032,685
Change in net unrealized appreciation (depreciation)	4,757,603	(6,266,158)
Net increase (decrease) in net assets resulting from operations	8,828,538	(582,085)
Distributions to shareholders from net investment income	(93,271)	-
Distributions to shareholders from net realized gain	(7,903,621)	(441,481)
Total distributions	(7,996,892)	(441,481)
Share transactions - net increase (decrease)	8,297,621	(8,793,822)
Redemption fees	548	4,458
Total increase (decrease) in net assets	9,129,815	(9,812,930)

Net Assets
Beginning of period	53,594,665	63,407,595
End of period (including undistributed net investment income of $12,366 and accumulated net investment loss of $20, respectively)	$ 62,724,480	$ 53,594,665

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary

Financial Highlights - Class A

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 16.39	$ 16.62	$ 14.51	$ 13.71	$ 12.71	$ 15.20
Income from Investment Operations
Net investment income (loss) E	.06 H	(.04)	(.07)	(.07)	(.04)	(.05)
Net realized and unrealized gain (loss)	2.53	(.07)	2.71	.87	1.04	(2.09)
Total from investment operations	2.59	(.11)	2.64	.80	1.00	(2.14)
Distributions from net investment income	(.05)	-	-	-	-	-
Distributions from net realized gain	(2.30)	(.12)	(.53)	-	-	(.35)
Total distributions	(2.35)	(.12)	(.53)	-	-	(.35)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	- J
Net asset value, end of period	$ 16.63	$ 16.39	$ 16.62	$ 14.51	$ 13.71	$ 12.71
Total Return B,C,D	16.87%	(.69)%	18.85%	5.84%	7.87%	(14.30)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.50% A	1.42%	1.47%	1.55%	1.70%	1.69%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.44%	1.50%	1.53%	1.50%
Expenses net of all reductions	1.39% A	1.39%	1.42%	1.45%	1.48%	1.47%
Net investment income (loss)	.70% A,H	(.23)%	(.45)%	(.50)%	(.33)%	(.36)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,865	$ 16,935	$ 17,887	$ 11,856	$ 9,101	$ 7,209
Portfolio turnover rate G	210% A	81%	66%	152%	88%	136%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 16.03	$ 16.29	$ 14.27	$ 13.51	$ 12.57	$ 15.06
Income from Investment Operations
Net investment income (loss) E	.04 H,J	(.07)	(.11)	(.11)	(.07)	(.09)
Net realized and unrealized gain (loss)	2.47	(.07)	2.66	.87	1.01	(2.05)
Total from investment operations	2.51	(.14)	2.55	.76	.94	(2.14)
Distributions from net investment income	(.03)	-	-	-	-	-
Distributions from net realized gain	(2.30)	(.12)	(.53)	-	-	(.35)
Total distributions	(2.33)	(.12)	(.53)	-	-	(.35)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	- J
Net asset value, end of period	$ 16.21	$ 16.03	$ 16.29	$ 14.27	$ 13.51	$ 12.57
Total Return B,C,D	16.76%	(.89)%	18.52%	5.63%	7.48%	(14.44)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.78% A	1.69%	1.75%	1.81%	1.87%	1.89%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.69%	1.75%	1.78%	1.75%
Expenses net of all reductions	1.60% A	1.62%	1.67%	1.70%	1.73%	1.72%
Net investment income (loss)	.49% A,H	(.46)%	(.70)%	(.74)%	(.58)%	(.61)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,683	$ 14,267	$ 16,782	$ 15,555	$ 13,693	$ 12,132
Portfolio turnover rate G	210% A	81%	66%	152%	88%	136%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.40)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.26	$ 15.60	$ 13.75	$ 13.08	$ 12.22	$ 14.73
Income from Investment Operations
Net investment income (loss) E	- H,J	(.15)	(.17)	(.18)	(.13)	(.15)
Net realized and unrealized gain (loss)	2.34	(.07)	2.55	.85	.99	(2.01)
Total from investment operations	2.34	(.22)	2.38	.67	.86	(2.16)
Distributions from net realized gain	(2.30)	(.12)	(.53)	-	-	(.35)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	- J
Net asset value, end of period	$ 15.30	$ 15.26	$ 15.60	$ 13.75	$ 13.08	$ 12.22
Total Return B,C,D	16.46%	(1.45)%	17.97%	5.12%	7.04%	(14.91)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.29% A	2.19%	2.24%	2.29%	2.37%	2.39%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.19%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.14% A	2.14%	2.16%	2.20%	2.19%	2.22%
Net investment income (loss)	(.05)% A,H	(.98)%	(1.20)%	(1.25)%	(1.05)%	(1.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,184	$ 14,088	$ 18,862	$ 17,302	$ 15,944	$ 13,807
Portfolio turnover rate G	210% A	81%	66%	152%	88%	136%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.94)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.28	$ 15.62	$ 13.77	$ 13.10	$ 12.24	$ 14.75
Income from Investment Operations
Net investment income (loss) E	- H,J	(.15) I	(.17)	(.18)	(.13)	(.15)
Net realized and unrealized gain (loss)	2.35	(.07)	2.55	.85	.99	(2.01)
Total from investment operations	2.35	(.22)	2.38	.67	.86	(2.16)
Distributions from net realized gain	(2.30)	(.12)	(.53)	-	-	(.35)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	- J
Net asset value, end of period	$ 15.33	$ 15.28	$ 15.62	$ 13.77	$ 13.10	$ 12.24
Total Return B,C,D	16.51%	(1.45)%	17.94%	5.11%	7.03%	(14.89)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.22% A	2.12%	2.17%	2.24%	2.33%	2.35%
Expenses net of fee waivers, if any	2.15% A	2.12%	2.17%	2.24%	2.25%	2.25%
Expenses net of all reductions	2.14% A	2.12%	2.14%	2.19%	2.19%	2.22%
Net investment income (loss)	(.05)% A,H	(.95)%	(1.18)%	(1.24)%	(1.05)%	(1.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,148	$ 7,160	$ 8,505	$ 6,992	$ 6,759	$ 5,391
Portfolio turnover rate G	210% A	81%	66%	152%	88%	136%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.94)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary

Financial Highlights - Institutional Class

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 16.82	$ 17.01	$ 14.81	$ 13.95	$ 12.91	$ 15.38
Income from Investment Operations
Net investment income (loss) D	.08 G	- I	(.03)	(.04)	(.01)	(.02)
Net realized and unrealized gain (loss)	2.61	(.07)	2.76	.90	1.05	(2.10)
Total from investment operations	2.69	(.07)	2.73	.86	1.04	(2.12)
Distributions from net investment income	(.06)	-	-	-	-	-
Distributions from net realized gain	(2.30)	(.12)	(.53)	-	-	(.35)
Total distributions	(2.36)	(.12)	(.53)	-	-	(.35)
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	- I
Net asset value, end of period	$ 17.15	$ 16.82	$ 17.01	$ 14.81	$ 13.95	$ 12.91
Total Return B,C	17.09%	(.44)%	19.08%	6.16%	8.06%	(14.00)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.24% A	1.18%	1.26%	1.34%	1.49%	1.39%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.20%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.14% A	1.14%	1.17%	1.20%	1.19%	1.22%
Net investment income (loss)	.95% A,G	.02%	(.21)%	(.25)%	(.05)%	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,846	$ 1,144	$ 1,371	$ 907	$ 766	$ 1,215
Portfolio turnover rate F	210% A	81%	66%	152%	88%	136%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .05%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Consumer Discretionary Fund (the Fund) (formerly Fidelity Advisor Consumer Industries Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable

Consumer Discretionary

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due foreign currency transactions, deferred trustees compensation, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 9,239,889
Unrealized depreciation	(217,326)
Net unrealized appreciation (depreciation)	$ 9,022,563
Cost for federal income tax purposes	$ 55,336,180

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. Prior to October 1, 2006, shares held in the Fund less than 60 days were subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $62,273,542 and $59,579,316, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 24,103	$ 582
Class T	.25%	.25%	37,792	-
Class B	.75%	.25%	71,966	53,975
Class C	.75%	.25%	38,699	5,087
			$ 172,560	$ 59,644
Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,678
Class T	2,790
Class B*	18,460
Class C*	276
$ 33,204

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 34,271.36
Class T	29,958.40
Class B	28,647.40
Class C	12,798.33
Institutional Class	2,520.36
	$ 108,194

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity

Consumer Discretionary

4. Fees and Other Transactions with Affiliates - continued

Investments in Fidelity Central Funds - continued

Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $105 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $72 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,679.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 8,992
Class T	1.65%	10,341
Class B	2.15%	10,004
Class C	2.15%	2,729
Institutional Class	1.15%	647
		$ 32,713

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,834 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class T	$ 2,936

Semiannual Report

Consumer Discretionary

Notes to Financial Statements (Unaudited) - continued

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2007	Year ended July 31, 2006
From net investment income
Class A	$ 58,655	$ -
Class T	28,339	-
Class C	505	-
Institutional Class	5,772	-
Total	$ 93,271	$ -
From net realized gain
Class A	$ 2,496,661	$ 129,938
Class T	2,054,841	112,178
Class B	2,079,901	130,928
Class C	1,100,034	59,730
Institutional Class	172,184	8,707
Total	$ 7,903,621	$ 441,481

Consumer Discretionary

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2007	Year ended July 31, 2006	Six months ended January 31, 2007	Year ended July 31, 2006
Class A
Shares sold	308,566	426,479	$ 5,104,820	$ 7,019,654
Reinvestment of distributions	141,655	7,092	2,265,923	116,631
Shares redeemed	(169,142)	(476,405)	(2,816,885)	(7,879,209)
Net increase (decrease)	281,079	(42,834)	$ 4,553,858	$ (742,924)
Class T
Shares sold	84,540	183,824	$ 1,365,298	$ 2,956,227
Reinvestment of distributions	122,934	6,480	1,916,483	104,320
Shares redeemed	(130,228)	(330,058)	(2,126,905)	(5,310,774)
Net increase (decrease)	77,246	(139,754)	$ 1,154,876	$ (2,250,227)
Class B
Shares sold	49,559	124,427	$ 758,683	$ 1,901,339
Reinvestment of distributions	122,770	7,467	1,810,224	114,882
Shares redeemed	(168,640)	(417,847)	(2,581,295)	(6,443,082)
Net increase (decrease)	3,689	(285,953)	$ (12,388)	$ (4,426,861)
Class C
Shares sold	140,358	103,187	$ 2,156,617	$ 1,601,293
Reinvestment of distributions	59,891	3,123	884,992	48,106
Shares redeemed	(71,977)	(182,363)	(1,101,295)	(2,814,524)
Net increase (decrease)	128,272	(76,053)	$ 1,940,314	$ (1,165,125)
Institutional Class
Shares sold	40,078	14,460	$ 671,899	$ 246,044
Reinvestment of distributions	8,916	433	146,867	7,305
Shares redeemed	(9,383)	(27,416)	(157,805)	(462,034)
Net increase (decrease)	39,611	(12,523)	$ 660,961	$ (208,685)

Semiannual Report

Advisor Electronics Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Class A
Actual	$ 1,000.00	$ 1,136.90	$ 7.54
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 7.12
Class T
Actual	$ 1,000.00	$ 1,135.80	$ 8.88
HypotheticalA	$ 1,000.00	$ 1,016.89	$ 8.39
Class B
Actual	$ 1,000.00	$ 1,131.00	$ 11.55
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Class C
Actual	$ 1,000.00	$ 1,132.60	$ 11.56
HypotheticalA	$ 1,000.00	$ 1,014.32	$ 10.92
Institutional Class
Actual	$ 1,000.00	$ 1,138.50	$ 6.20
HypotheticalA	$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Institutional Class	1.15%

Electronics

Advisor Electronics Fund

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Intel Corp.	7.2	5.8
Arrow Electronics, Inc.	6.9	5.5
KLA-Tencor Corp.	6.4	6.8
Applied Materials, Inc.	5.8	0.0
Maxim Integrated Products, Inc.	5.0	5.0
Marvell Technology Group Ltd.	4.8	4.8
Altera Corp.	4.6	4.2
National Semiconductor Corp.	4.5	4.5
Lam Research Corp.	4.5	4.1
Xilinx, Inc.	4.0	3.6
	53.7
Top Industries (% of fund's net assets)
As of January 31, 2007
Semiconductors & Semiconductor Equipment	78.8%
Electronic Equipment & Instruments	15.0%
All Others*	6.2%

As of July 31, 2006
Semiconductors & Semiconductor Equipment	79.1%
Electronic Equipment & Instruments	14.7%
Communications Equipment	2.8%
Electrical Equipment	2.1%
All Others*	1.3%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Advisor Electronics Fund

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value (Note 1)
ELECTRONIC EQUIPMENT & INSTRUMENTS - 15.0%
Electronic Manufacturing Services - 4.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	100,000	$ 683,330
Jabil Circuit, Inc.	25,000	599,750
		1,283,080
Technology Distributors - 10.8%
Arrow Electronics, Inc. (a)	60,000	2,115,000
Avnet, Inc. (a)	30,000	931,500
Wolfson Microelectronics PLC (a)	50,000	275,065
		3,321,565
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		4,604,645
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 78.8%
Semiconductor Equipment - 20.0%
Applied Materials, Inc.	100,000	1,773,000
Cohu, Inc.	20,000	400,000
KLA-Tencor Corp.	39,990	1,968,708
Lam Research Corp. (a)	30,030	1,375,674
Varian Semiconductor Equipment Associates, Inc. (a)	15,000	617,250
		6,134,632
Semiconductors - 58.8%
Altera Corp. (a)	70,000	1,403,500
Analog Devices, Inc.	29,950	980,863
Atheros Communications, Inc. (a)	5,000	118,800
Broadcom Corp. Class A (a)	30,000	957,600
CSR PLC (a)	50,000	668,997
Holtek Semiconductor, Inc.	201,990	382,178
Intel Corp.	104,990	2,200,590
Linear Technology Corp.	20,000	619,000
LSI Logic Corp. (a)	75,000	705,000
Marvell Technology Group Ltd. (a)	80,000	1,463,200
Maxim Integrated Products, Inc.	50,000	1,540,000
National Semiconductor Corp.	60,020	1,388,263
ON Semiconductor Corp. (a)	50,000	418,000
Saifun Semiconductors Ltd. (a)	9,900	138,105
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	100,012	877,105

	Shares	Value (Note 1)
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	79,999	$ 872,789
Texas Instruments, Inc.	35,000	1,091,650
Vimicro International Corp. sponsored ADR (a)	73,000	691,310
Volterra Semiconductor Corp. (a)	25,000	329,500
Xilinx, Inc.	50,000	1,215,000
		18,061,450
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		24,196,082
TOTAL COMMON STOCKS (Cost $29,861,146)		28,800,727
Money Market Funds - 10.1%

Fidelity Cash Central Fund, 5.35% (b)	2,350,595	2,350,595
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	739,800	739,800
TOTAL MONEY MARKET FUNDS (Cost $3,090,395)	3,090,395
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $32,951,541)	31,891,122
NET OTHER ASSETS - (3.9)%	(1,192,285)
NET ASSETS - 100%	$ 30,698,837
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,505
Fidelity Securities Lending Cash Central Fund	10,893
Total	$ 39,398
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	80.4%
Taiwan	9.1%
Bermuda	4.8%
United Kingdom	3.1%
Cayman Islands	2.2%
Others (individually less than 1%)	0.4%
100.0%
Income Tax Information

At July 31, 2006, the fund had a capital loss carryforward of approximately $11,946,726 of which $3,573,707, $5,827,947, $2,265,871 and $279,201 will expire on July 31, 2010, 2011, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Electronics Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $720,894) - See accompanying schedule: Unaffiliated issuers (cost $29,861,146)	$ 28,800,727
Fidelity Central Funds (cost $3,090,395)	3,090,395
Total Investments (cost $32,951,541)		$ 31,891,122
Foreign currency held at value (cost $1)		1
Receivable for fund shares sold		8,172
Dividends receivable		4,582
Interest receivable		6,846
Prepaid expenses		144
Receivable from investment adviser for expense reductions		1,464
Other receivables		4,008
Total assets		31,916,339

Liabilities
Payable for investments purchased	$ 277,179
Payable for fund shares redeemed	127,343
Accrued management fee	14,167
Distribution fees payable	15,862
Other affiliated payables	10,482
Other payables and accrued expenses	32,669
Collateral on securities loaned, at value	739,800
Total liabilities		1,217,502

Net Assets		$ 30,698,837
Net Assets consist of:
Paid in capital		$ 42,417,935
Accumulated net investment loss		(112,402)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,546,277)
Net unrealized appreciation (depreciation) on investments		(1,060,419)
Net Assets		$ 30,698,837

Statement of Assets and Liabilities - continued

January 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,869,924 ÷ 938,302 shares)	$ 8.39

Maximum offering price per share (100/94.25 of $8.39)	$ 8.90
Class T: Net Asset Value and redemption price per share ($8,621,507 ÷ 1,041,672 shares)	$ 8.28

Maximum offering price per share (100/96.50 of $8.28)	$ 8.58
Class B: Net Asset Value and offering price per share ($5,049,032 ÷ 628,571 shares)A	$ 8.03

Class C: Net Asset Value and offering price per share ($8,324,449 ÷ 1,037,298 shares)A	$ 8.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($833,925 ÷ 97,575 shares)	$ 8.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Electronics

Statement of Operations

	Six months ended January 31, 2007 (Unaudited)

Investment Income
Dividends		$ 119,106
Interest		7
Income from Fidelity Central Funds (including $10,893 from security lending)		39,398
Total income		158,511

Expenses
Management fee	$ 86,565
Transfer agent fees	60,723
Distribution fees	96,644
Accounting and security lending fees	7,230
Custodian fees and expenses	3,359
Independent trustees' compensation	53
Registration fees	40,236
Audit	22,828
Legal	551
Miscellaneous	11,772
Total expenses before reductions	329,961
Expense reductions	(59,048)	270,913
Net investment income (loss)		(112,402)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,603,377
Foreign currency transactions	(1,206)
Total net realized gain (loss)		1,602,171
Change in net unrealized appreciation (depreciation) on: Investment securities	2,406,859
Assets and liabilities in foreign currencies	(74)
Total change in net unrealized appreciation (depreciation)		2,406,785
Net gain (loss)		4,008,956
Net increase (decrease) in net assets resulting from operations		$ 3,896,554

Statement of Changes in Net Assets

	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (112,402)	$ (355,473)
Net realized gain (loss)	1,602,171	3,613,218
Change in net unrealized appreciation (depreciation)	2,406,785	(6,280,048)
Net increase (decrease) in net assets resulting from operations	3,896,554	(3,022,303)
Share transactions - net increase (decrease)	(4,044,428)	(10,537,180)
Redemption fees	751	3,363
Total increase (decrease) in net assets	(147,123)	(13,556,120)

Net Assets
Beginning of period	30,845,960	44,402,080
End of period (including accumulated net investment loss of $112,402 and $0, respectively)	$ 30,698,837	$ 30,845,960

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 7.38	$ 8.04	$ 6.58	$ 6.59	$ 5.57	$ 9.62
Income from Investment Operations
Net investment income (loss) E	(.01)	(.04)	(.07)	(.09)	(.06)	(.10)
Net realized and unrealized gain (loss)	1.02	(.62)	1.53	.08	1.07	(3.96)
Total from investment operations	1.01	(.66)	1.46	(.01)	1.01	(4.06)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 8.39	$ 7.38	$ 8.04	$ 6.58	$ 6.59	$ 5.57
Total Return B,C,D	13.69%	(8.21)%	22.19%	(.15)%	18.31%	(42.10)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.75% A	1.50%	1.59%	1.55%	1.89%	1.68%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.45%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.39% A	1.36%	1.38%	1.48%	1.46%	1.49%
Net investment income (loss)	(.36)% A	(.52)%	(.96)%	(1.15)%	(1.09)%	(1.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,870	$ 7,916	$ 11,397	$ 8,374	$ 8,116	$ 4,912
Portfolio turnover rate G	20% A	95%	128%	84%	66%	58%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 7.29	$ 7.96	$ 6.53	$ 6.56	$ 5.55	$ 9.62
Income from Investment Operations
Net investment income (loss) E	(.02)	(.06)	(.08)	(.11)	(.07)	(.12)
Net realized and unrealized gain (loss)	1.01	(.61)	1.51	.08	1.07	(3.96)
Total from investment operations	.99	(.67)	1.43	(.03)	1.00	(4.08)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 8.28	$ 7.29	$ 7.96	$ 6.53	$ 6.56	$ 5.55
Total Return B,C,D	13.58%	(8.42)%	21.90%	(.46)%	18.20%	(42.31)%
Ratios to Average Net Assets F,H
Expenses before reductions	2.05% A	1.82%	1.89%	1.83%	2.14%	1.91%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.69%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.63% A	1.61%	1.61%	1.72%	1.71%	1.74%
Net investment income (loss)	(.60)% A	(.77)%	(1.20)%	(1.39)%	(1.33)%	(1.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,622	$ 9,048	$ 12,085	$ 15,445	$ 14,362	$ 11,615
Portfolio turnover rate G	20% A	95%	128%	84%	66%	58%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Electronics

Financial Highlights - Class B

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 7.10	$ 7.78	$ 6.42	$ 6.48	$ 5.52	$ 9.60
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10)	(.12)	(.14)	(.10)	(.16)
Net realized and unrealized gain (loss)	.97	(.58)	1.48	.08	1.06	(3.93)
Total from investment operations	.93	(.68)	1.36	(.06)	.96	(4.09)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 8.03	$ 7.10	$ 7.78	$ 6.42	$ 6.48	$ 5.52
Total Return B,C,D	13.10%	(8.74)%	21.18%	(.93)%	17.39%	(42.50)%
Ratios to Average Net Assets F,H
Expenses before reductions	2.51% A	2.29%	2.41%	2.41%	2.76%	2.43%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.21%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.13% A	2.11%	2.13%	2.23%	2.21%	2.24%
Net investment income (loss)	(1.10)% A	(1.27)%	(1.72)%	(1.90)%	(1.83)%	(1.89)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,049	$ 6,123	$ 8,963	$ 8,498	$ 11,335	$ 8,362
Portfolio turnover rate G	20% A	95%	128%	84%	66%	58%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 7.09	$ 7.77	$ 6.41	$ 6.47	$ 5.51	$ 9.59
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10)	(.11)	(.14)	(.10)	(.16)
Net realized and unrealized gain (loss)	.98	(.58)	1.47	.08	1.06	(3.93)
Total from investment operations	.94	(.68)	1.36	(.06)	.96	(4.09)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 8.03	$ 7.09	$ 7.77	$ 6.41	$ 6.47	$ 5.51
Total Return B,C,D	13.26%	(8.75)%	21.22%	(.93)%	17.42%	(42.54)%
Ratios to Average Net Assets F,H
Expenses before reductions	2.51% A	2.26%	2.31%	2.24%	2.52%	2.34%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.18%	2.24%	2.25%	2.25%
Expenses net of all reductions	2.13% A	2.11%	2.11%	2.21%	2.21%	2.24%
Net investment income (loss)	(1.10)% A	(1.27)%	(1.69)%	(1.88)%	(1.83)%	(1.89)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,324	$ 7,009	$ 11,058	$ 12,322	$ 13,061	$ 9,921
Portfolio turnover rate G	20% A	95%	128%	84%	66%	58%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 7.51	$ 8.15	$ 6.65	$ 6.64	$ 5.60	$ 9.64
Income from Investment Operations
Net investment income (loss) D	- H	(.02)	(.05)	(.06)	(.04)	(.08)
Net realized and unrealized gain (loss)	1.04	(.62)	1.55	.07	1.07	(3.97)
Total from investment operations	1.04	(.64)	1.50	.01	1.03	(4.05)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.01	.01
Net asset value, end of period	$ 8.55	$ 7.51	$ 8.15	$ 6.65	$ 6.64	$ 5.60
Total Return B,C	13.85%	(7.85)%	22.56%	.15%	18.57%	(41.91)%
Ratios to Average Net Assets E,G
Expenses before reductions	1.37% A	1.11%	1.16%	1.12%	1.46%	1.31%
Expenses net of fee waivers, if any	1.15% A	1.11%	1.16%	1.12%	1.25%	1.25%
Expenses net of all reductions	1.13% A	1.07%	1.08%	1.09%	1.21%	1.24%
Net investment income (loss)	(.10)% A	(.23)%	(.67)%	(.76)%	(.84)%	(.89)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 834	$ 750	$ 899	$ 687	$ 625	$ 1,184
Portfolio turnover rate F	20% A	95%	128%	84%	66%	58%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Electronics

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Electronics Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,993,841
Unrealized depreciation	(4,255,959)
Net unrealized appreciation (depreciation)	$ (1,262,118)
Cost for federal income tax purposes	$ 33,153,240

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. Prior to October 1, 2006, shares held in the Fund less than 60 days were subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,042,688 and $8,703,233, respectively.

Electronics

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 10,098	$ 56
Class T	.25%	.25%	22,546	-
Class B	.75%	.25%	28,687	21,517
Class C	.75%	.25%	35,313	3,141
			$ 96,644	$ 24,714

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 668
Class T	1,176
Class B*	11,781
Class C*	705
$ 14,330

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 15,387.38
Class T	19,350.43
Class B	11,211.39
Class C	13,764.39
Institutional Class	1,011.25
	$ 60,723

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $105 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $39 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 14,167
Class T	1.65%	18,227
Class B	2.15%	10,395
Class C	2.15%	12,814
Institutional Class	1.15%	910
		$ 56,513

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,972 for the period.

Electronics

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2007	Year ended July 31, 2006	Six months ended January 31, 2007	Year ended July 31, 2006
Class A
Shares sold	112,919	435,594	$ 918,655	$ 3,620,302
Shares redeemed	(246,713)	(781,896)	(1,991,618)	(6,327,084)
Net increase (decrease)	(133,794)	(346,302)	$ (1,072,963)	$ (2,706,782)
Class T
Shares sold	54,692	251,455	$ 444,186	$ 2,041,805
Shares redeemed	(253,427)	(529,920)	(2,015,653)	(4,209,309)
Net increase (decrease)	(198,735)	(278,465)	$ (1,571,467)	$ (2,167,504)
Class B
Shares sold	19,029	89,856	$ 149,855	$ 712,048
Shares redeemed	(253,145)	(378,696)	(1,999,899)	(2,960,769)
Net increase (decrease)	(234,116)	(288,840)	$ (1,850,044)	$ (2,248,721)
Class C
Shares sold	289,104	184,474	$ 2,348,289	$ 1,462,697
Shares redeemed	(240,411)	(618,382)	(1,879,722)	(4,840,037)
Net increase (decrease)	48,693	(433,908)	$ 468,567	$ (3,377,340)
Institutional Class
Shares sold	10,991	66,399	$ 91,055	$ 577,320
Shares redeemed	(13,210)	(76,867)	(109,576)	(614,153)
Net increase (decrease)	(2,219)	(10,468)	$ (18,521)	$ (36,833)

Semiannual Report

Advisor Energy Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Class A
Actual	$ 1,000.00	$ 1,000.50	$ 6.25
Hypothetical A	$ 1,000.00	$ 1,018.95	$ 6.31
Class T
Actual	$ 1,000.00	$ 999.50	$ 7.26
Hypothetical A	$ 1,000.00	$ 1,017.95	$ 7.32
Class B
Actual	$ 1,000.00	$ 996.90	$ 10.07
Hypothetical A	$ 1,000.00	$ 1,015.12	$ 10.16
Class C
Actual	$ 1,000.00	$ 997.10	$ 9.82
Hypothetical A	$ 1,000.00	$ 1,015.38	$ 9.91
Institutional Class
Actual	$ 1,000.00	$ 1,002.10	$ 4.64
Hypothetical A	$ 1,000.00	$ 1,020.57	$ 4.69

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.24%
Class T	1.44%
Class B	2.00%
Class C	1.95%
Institutional Class	.92%

Energy

Advisor Energy Fund

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	7.7	2.8
Valero Energy Corp.	7.6	4.0
Chevron Corp.	7.6	2.4
ConocoPhillips	6.9	4.0
Noble Corp.	5.9	2.6
Schlumberger Ltd. (NY Shares)	5.7	4.7
Baker Hughes, Inc.	4.8	1.7
Range Resources Corp.	3.8	2.1
Ultra Petroleum Corp.	3.6	2.1
National Oilwell Varco, Inc.	3.3	3.5
	56.9
Top Industries (% of fund's net assets)
As of January 31, 2007
Oil, Gas & Consumable Fuels	60.0%
Energy Equipment & Services	35.4%
Electrical Equipment	1.5%
Machinery	1.3%
Construction & Engineering	0.9%
All Others *	0.9%

As of July 31, 2006
Oil, Gas & Consumable Fuels	42.6%
Energy Equipment & Services	29.6%
Metals & Mining	15.0%
Machinery	2.1%
Chemicals	1.9%
All Others *	8.8%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Advisor Energy Fund

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (Note 1)
CONSTRUCTION & ENGINEERING - 0.9%
Construction & Engineering - 0.9%
Chicago Bridge & Iron Co. NV (NY Shares)	20,400	$ 606,288
Fluor Corp.	17,300	1,428,980
Jacobs Engineering Group, Inc. (a)	57,500	5,206,625
		7,241,893
ELECTRICAL EQUIPMENT - 1.5%
Electrical Components & Equipment - 0.0%
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	9,400	345,920
Heavy Electrical Equipment - 1.5%
Suzlon Energy Ltd.	11,296	292,817
Vestas Wind Systems AS (a)	244,600	10,796,144
		11,088,961
TOTAL ELECTRICAL EQUIPMENT		11,434,881
ENERGY EQUIPMENT & SERVICES - 35.4%
Oil & Gas Drilling - 16.0%
Diamond Offshore Drilling, Inc. (d)	266,100	22,469,484
GlobalSantaFe Corp.	422,400	24,503,424
Noble Corp.	597,800	44,805,110
Pride International, Inc. (a)	611,800	17,625,958
Transocean, Inc. (a)	148,500	11,489,445
		120,893,421
Oil & Gas Equipment & Services - 19.4%
Baker Hughes, Inc.	528,850	36,506,516
Halliburton Co.	566,400	16,731,456
National Oilwell Varco, Inc. (a)	416,132	25,234,244
Oceaneering International, Inc. (a)	52,200	2,060,334
Schlumberger Ltd. (NY Shares)	684,800	43,477,952
Smith International, Inc.	239,500	9,503,360
Superior Energy Services, Inc. (a)	227,400	6,894,768
W-H Energy Services, Inc. (a)	74,400	3,376,272
Weatherford International Ltd. (a)	79,600	3,214,248
		146,999,150
TOTAL ENERGY EQUIPMENT & SERVICES		267,892,571

	Shares	Value (Note 1)
MACHINERY - 1.3%
Construction & Farm Machinery & Heavy Trucks - 1.3%
Bucyrus International, Inc. Class A	65,290	$ 3,030,109
Joy Global, Inc.	147,050	6,833,414
		9,863,523
OIL, GAS & CONSUMABLE FUELS - 60.0%
Coal & Consumable Fuels - 4.0%
Arch Coal, Inc.	235,900	7,010,948
CONSOL Energy, Inc.	313,900	10,807,577
Foundation Coal Holdings, Inc.	49,800	1,657,344
Peabody Energy Corp.	269,000	10,983,270
		30,459,139
Integrated Oil & Gas - 24.6%
Chevron Corp.	786,036	57,286,304
ConocoPhillips	792,438	52,625,808
Exxon Mobil Corp.	783,060	58,024,745
Hess Corp.	116,600	6,295,234
Occidental Petroleum Corp.	255,500	11,844,980
		186,077,071
Oil & Gas Exploration & Production - 22.7%
Aurora Oil & Gas Corp. (a)	310,900	854,975
Cabot Oil & Gas Corp.	257,100	16,675,506
Chesapeake Energy Corp. (d)	666,000	19,720,260
Energy Partners Ltd. (a)	71,800	1,555,188
EOG Resources, Inc.	333,200	23,034,116
Forest Oil Corp. (a)	24,200	772,464
Mariner Energy, Inc. (a)	34,210	687,963
Newfield Exploration Co. (a)	54,700	2,341,707
Noble Energy, Inc.	15,300	817,173
Petrohawk Energy Corp. (a)	315,900	3,645,486
Plains Exploration & Production Co. (a)	290,000	13,989,600
Quicksilver Resources, Inc. (a)	239,550	9,500,553
Range Resources Corp.	930,227	28,548,667
Ultra Petroleum Corp. (a)	523,000	27,300,600
XTO Energy, Inc.	451,400	22,782,158
		172,226,416
Oil & Gas Refining & Marketing - 8.4%
Petroplus Holdings AG	9,810	627,051
Sunoco, Inc.	66,400	4,191,832
Tesoro Corp.	7,400	609,686
Valero Energy Corp.	1,064,448	57,778,237
		63,206,806
Oil & Gas Storage & Transport - 0.3%
Williams Companies, Inc.	73,600	1,986,464
TOTAL OIL, GAS & CONSUMABLE FUELS		453,955,896
TOTAL COMMON STOCKS (Cost $597,280,852)		750,388,764
Money Market Funds - 4.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.35% (b)	7,418,939	$ 7,418,939
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	26,627,000	26,627,000
TOTAL MONEY MARKET FUNDS (Cost $34,045,939)		34,045,939
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $631,326,791)		784,434,703
NET OTHER ASSETS - (3.6)%		(27,311,752)
NET ASSETS - 100%		$ 757,122,951
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 190,600
Fidelity Securities Lending Cash Central Fund	17,821
Total	$ 208,421
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	79.9%
Cayman Islands	9.2%
Netherlands Antilles	5.7%
Canada	3.6%
Denmark	1.4%
Others (individually less than 1%)	0.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Energy Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $26,323,468) - See accompanying schedule: Unaffiliated issuers (cost $597,280,852)	$ 750,388,764
Fidelity Central Funds (cost $34,045,939)	34,045,939
Total Investments (cost $631,326,791)		$ 784,434,703
Receivable for investments sold		1,339,300
Receivable for fund shares sold		907,734
Dividends receivable		3,453
Interest receivable		16,419
Prepaid expenses		4,204
Other receivables		24,554
Total assets		786,730,367

Liabilities
Payable for fund shares redeemed	$ 1,930,680
Accrued management fee	341,800
Distribution fees payable	345,021
Other affiliated payables	204,340
Other payables and accrued expenses	158,575
Collateral on securities loaned, at value	26,627,000
Total liabilities		29,607,416

Net Assets		$ 757,122,951
Net Assets consist of:
Paid in capital		$ 599,894,673
Accumulated net investment loss		(1,789,095)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,909,461
Net unrealized appreciation (depreciation) on investments		153,107,912
Net Assets		$ 757,122,951

Statement of Assets and Liabilities - continued

January 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($202,250,269 ÷ 5,111,120 shares)	$ 39.57

Maximum offering price per share (100/94.25 of $39.57)	$ 41.98
Class T: Net Asset Value and redemption price per share ($325,334,638 ÷ 8,050,103 shares)	$ 40.41

Maximum offering price per share (100/96.50 of $40.41)	$ 41.88
Class B: Net Asset Value and offering price per share ($107,847,856 ÷ 2,810,705 shares) A	$ 38.37

Class C: Net Asset Value and offering price per share ($107,470,085 ÷ 2,786,859 shares) A	$ 38.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($14,220,103 ÷ 349,778 shares)	$ 40.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Energy

Statement of Operations

	Six months ended January 31, 2007 (Unaudited)

Investment Income
Dividends		$ 3,823,541
Interest		6,775
Income from Fidelity Central Funds		208,421
Total income		4,038,737

Expenses
Management fee	$ 2,150,252
Transfer agent fees	1,116,823
Distribution fees	2,184,211
Accounting and security lending fees	140,942
Custodian fees and expenses	19,264
Independent trustees' compensation	1,319
Registration fees	86,610
Audit	24,164
Legal	11,519
Interest	1,122
Miscellaneous	132,868
Total expenses before reductions	5,869,094
Expense reductions	(34,587)	5,834,507
Net investment income (loss)		(1,795,770)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	34,884,308
Foreign currency transactions	(21,232)
Total net realized gain (loss)		34,863,076
Change in net unrealized appreciation (depreciation) on: Investment securities	(40,688,043)
Assets and liabilities in foreign currencies	(1,108)
Total change in net unrealized appreciation (depreciation)		(40,689,151)
Net gain (loss)		(5,826,075)
Net increase (decrease) in net assets resulting from operations		$ (7,621,845)

Statement of Changes in Net Assets

	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,795,770)	$ (2,855,811)
Net realized gain (loss)	34,863,076	151,070,040
Change in net unrealized appreciation (depreciation)	(40,689,151)	36,149,130
Net increase (decrease) in net assets resulting from operations	(7,621,845)	184,363,359
Distributions to shareholders from net realized gain	(117,272,323)	(96,405,578)
Share transactions - net increase (decrease)	39,376,374	199,114,450
Redemption fees	27,495	111,350
Total increase (decrease) in net assets	(85,490,299)	287,183,581

Net Assets
Beginning of period	842,613,250	555,429,669
End of period (including accumulated net investment loss of $1,789,095 and undistributed net investment income of $6,675, respectively)	$ 757,122,951	$ 842,613,250

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 46.39	$ 40.93	$ 29.12	$ 21.65	$ 20.33	$ 26.42
Income from Investment Operations
Net investment income (loss) E	(.03)	(.04)	.06	.07	.13	.15
Net realized and unrealized gain (loss)	(.28)	12.30	12.21	7.50	1.30	(4.36)
Total from investment operations	(.31)	12.26	12.27	7.57	1.43	(4.21)
Distributions from net investment income	-	-	(.06)	(.10)	(.11)	(.18)
Distributions from net realized gain	(6.51)	(6.81)	(.41)	-	-	(1.70)
Total distributions	(6.51)	(6.81)	(.47)	(.10)	(.11)	(1.88)
Redemption fees added to paid in capital E	- I	.01	.01	- I	- I	- I
Net asset value, end of period	$ 39.57	$ 46.39	$ 40.93	$ 29.12	$ 21.65	$ 20.33
Total Return B, C, D	.05%	32.90%	42.69%	35.08%	7.07%	(16.92)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.24% A	1.21%	1.25%	1.30%	1.36%	1.28%
Expenses net of fee waivers, if any	1.24% A	1.21%	1.25%	1.30%	1.36%	1.28%
Expenses net of all reductions	1.23% A	1.17%	1.19%	1.29%	1.32%	1.24%
Net investment income (loss)	(.17)% A	(.09)%	.19%	.28%	.63%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 202,250	$ 204,391	$ 90,342	$ 44,315	$ 21,798	$ 21,993
Portfolio turnover rate G	105% A	139%	125%	40%	41%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 47.18	$ 41.46	$ 29.52	$ 21.97	$ 20.61	$ 26.73
Income from Investment Operations
Net investment income (loss) E	(.08)	(.13)	- I	.03	.10	.11
Net realized and unrealized gain (loss)	(.27)	12.49	12.37	7.60	1.32	(4.42)
Total from investment operations	(.35)	12.36	12.37	7.63	1.42	(4.31)
Distributions from net investment income	-	-	(.03)	(.08)	(.06)	(.11)
Distributions from net realized gain	(6.42)	(6.65)	(.41)	-	-	(1.70)
Total distributions	(6.42)	(6.65)	(.44)	(.08)	(.06)	(1.81)
Redemption fees added to paid in capital E	- I	.01	.01	- I	- I	- I
Net asset value, end of period	$ 40.41	$ 47.18	$ 41.46	$ 29.52	$ 21.97	$ 20.61
Total Return B, C, D	(.05)%	32.60%	42.41%	34.82%	6.91%	(17.07)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.44% A	1.42%	1.44%	1.48%	1.50%	1.45%
Expenses net of fee waivers, if any	1.44% A	1.42%	1.44%	1.48%	1.50%	1.45%
Expenses net of all reductions	1.43% A	1.38%	1.39%	1.47%	1.47%	1.41%
Net investment income (loss)	(.37)% A	(.29)%	(.01)%	.10%	.48%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 325,335	$ 362,272	$ 280,820	$ 201,187	$ 155,249	$ 174,670
Portfolio turnover rate G	105% A	139%	125%	40%	41%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Energy

Financial Highlights - Class B

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 45.10	$ 39.89	$ 28.54	$ 21.28	$ 20.02	$ 26.04
Income from Investment Operations
Net investment income (loss) E	(.18)	(.35)	(.18)	(.11)	(.01)	(.02)
Net realized and unrealized gain (loss)	(.26)	11.98	11.93	7.37	1.27	(4.29)
Total from investment operations	(.44)	11.63	11.75	7.26	1.26	(4.31)
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	(6.29)	(6.43)	(.41)	-	-	(1.70)
Total distributions	(6.29)	(6.43)	(.41)	-	-	(1.71)
Redemption fees added to paid in capital E	- I	.01	.01	- I	- I	- I
Net asset value, end of period	$ 38.37	$ 45.10	$ 39.89	$ 28.54	$ 21.28	$ 20.02
Total Return B, C, D	(.31)%	31.86%	41.66%	34.12%	6.29%	(17.51)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.00% A	1.96%	1.98%	2.02%	2.06%	2.00%
Expenses net of fee waivers, if any	2.00% A	1.96%	1.98%	2.02%	2.06%	2.00%
Expenses net of all reductions	2.00% A	1.92%	1.93%	2.01%	2.02%	1.95%
Net investment income (loss)	(.94)% A	(.84)%	(.55)%	(.44)%	(.07)%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 107,848	$ 130,973	$ 102,003	$ 68,347	$ 50,833	$ 58,656
Portfolio turnover rate G	105% A	139%	125%	40%	41%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 45.33	$ 40.10	$ 28.68	$ 21.38	$ 20.10	$ 26.15
Income from Investment Operations
Net investment income (loss) E	(.17)	(.34)	(.17)	(.10)	- I	(.01)
Net realized and unrealized gain (loss)	(.27)	12.06	11.99	7.40	1.28	(4.32)
Total from investment operations	(.44)	11.72	11.82	7.30	1.28	(4.33)
Distributions from net investment income	-	-	-	-	-	(.02)
Distributions from net realized gain	(6.33)	(6.50)	(.41)	-	-	(1.70)
Total distributions	(6.33)	(6.50)	(.41)	-	-	(1.72)
Redemption fees added to paid in capital E	- I	.01	.01	- I	- I	- I
Net asset value, end of period	$ 38.56	$ 45.33	$ 40.10	$ 28.68	$ 21.38	$ 20.10
Total Return B, C, D	(.29)%	31.96%	41.70%	34.14%	6.37%	(17.52)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.95% A	1.92%	1.94%	1.99%	2.01%	1.96%
Expenses net of fee waivers, if any	1.95% A	1.92%	1.94%	1.99%	2.01%	1.96%
Expenses net of all reductions	1.94% A	1.88%	1.89%	1.97%	1.97%	1.92%
Net investment income (loss)	(.89)% A	(.79)%	(.51)%	(.41)%	(.02)%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 107,470	$ 125,424	$ 72,832	$ 37,206	$ 22,044	$ 24,201
Portfolio turnover rate G	105% A	139%	125%	40%	41%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 47.48	$ 41.76	$ 29.64	$ 22.03	$ 20.67	$ 26.82
Income from Investment Operations
Net investment income (loss) D	.03	.12	.19	.18	.22	.23
Net realized and unrealized gain (loss)	(.28)	12.56	12.44	7.62	1.32	(4.43)
Total from investment operations	(.25)	12.68	12.63	7.80	1.54	(4.20)
Distributions from net investment income	-	-	(.11)	(.19)	(.18)	(.25)
Distributions from net realized gain	(6.58)	(6.97)	(.41)	-	-	(1.70)
Total distributions	(6.58)	(6.97)	(.52)	(.19)	(.18)	(1.95)
Redemption fees added to paid in capital D	- H	.01	.01	- H	- H	- H
Net asset value, end of period	$ 40.65	$ 47.48	$ 41.76	$ 29.64	$ 22.03	$ 20.67
Total Return B, C	.21%	33.35%	43.21%	35.60%	7.51%	(16.64)%
Ratios to Average Net Assets E, G
Expenses before reductions	.92% A	.87%	.89%	.90%	.95%	.93%
Expenses net of fee waivers, if any	.92% A	.87%	.89%	.90%	.95%	.93%
Expenses net of all reductions	.91% A	.83%	.84%	.89%	.91%	.89%
Net investment income (loss)	.15% A	.26%	.54%	.68%	1.04%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,220	$ 19,553	$ 9,433	$ 4,206	$ 2,652	$ 4,938
Portfolio turnover rate F	105% A	139%	125%	40%	41%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Energy

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Energy Fund (the Fund) (formerly Fidelity Advisor Natural Resources Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 157,236,071
Unrealized depreciation	(6,030,952)
Net unrealized appreciation (depreciation)	$ 151,205,119
Cost for federal income tax purposes	$ 633,229,584

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. Prior to October 1, 2006, shares held in the Fund less than 60 days were subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Energy

3. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $406,120,655 and $486,899,255, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 245,121	$ 8,834
Class T	.25%	.25%	814,564	1,370
Class B	.75%	.25%	571,866	428,899
Class C	.75%	.25%	552,660	154,979
			$ 2,184,211	$ 594,082

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 94,963
Class T	28,623
Class B *	111,139
Class C *	24,391
$ 259,116

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets *
Class A	$ 311,611.32
Class T	438,543.27
Class B	190,960.33
Class C	155,873.28
Institutional Class	19,836.25
	$ 1,116,823

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company, (FMR).

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $613 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,517,000	5.37%	$ 1,122

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $984 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $17,821.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $20,089 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,749. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class C	$ 281

Energy

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2007	Year ended July 31, 2006
From net investment income
Class A	$ -	$ -
Class T	-	-
Total	$ -	$ -
From net realized gain
Class A	$ 30,376,126	$ 17,953,640
Class T	48,658,778	46,191,250
Class B	18,098,259	17,304,417
Class C	17,464,702	12,815,774
Institutional Class	2,674,458	2,140,497
Total	$ 117,272,323	$ 96,405,578

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2007	Year ended July 31, 2006	Six months ended January 31, 2007	Year ended July 31, 2006
Class A
Shares sold	1,142,068	2,831,331	$ 46,219,051	$ 124,673,619
Reinvestment of distributions	718,214	400,806	27,808,290	16,449,083
Shares redeemed	(1,155,165)	(1,033,179)	(44,741,532)	(44,849,856)
Net increase (decrease)	705,117	2,198,958	$ 29,285,809	$ 96,272,846
Class T
Shares sold	645,945	1,987,040	$ 26,301,118	$ 88,233,274
Reinvestment of distributions	1,161,030	1,036,774	45,909,811	43,334,106
Shares redeemed	(1,435,509)	(2,118,138)	(58,077,198)	(92,809,287)
Net increase (decrease)	371,466	905,676	$ 14,133,731	$ 38,758,093
Class B
Shares sold	249,628	1,013,249	$ 9,804,368	$ 43,295,228
Reinvestment of distributions	414,176	367,313	15,589,025	14,743,317
Shares redeemed	(756,851)	(1,034,052)	(28,553,880)	(43,654,702)
Net increase (decrease)	(93,047)	346,510	$ (3,160,487)	$ 14,383,843
Class C
Shares sold	425,312	1,465,945	$ 16,629,905	$ 63,632,906
Reinvestment of distributions	385,211	261,691	14,569,023	10,551,203
Shares redeemed	(790,345)	(777,152)	(29,706,769)	(32,787,487)
Net increase (decrease)	20,178	950,484	$ 1,492,159	$ 41,396,622
Institutional Class
Shares sold	74,229	261,912	$ 3,111,532	$ 11,683,224
Reinvestment of distributions	39,397	24,127	1,561,516	1,012,348
Shares redeemed	(175,665)	(100,080)	(7,047,886)	(4,392,526)
Net increase (decrease)	(62,039)	185,959	$ (2,374,838)	$ 8,303,046

Energy

Advisor Financial Services Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Class A
Actual	$ 1,000.00	$ 1,133.00	$ 6.83
HypotheticalA	$ 1,000.00	$ 1,018.80	$ 6.46
Class T
Actual	$ 1,000.00	$ 1,131.60	$ 8.06
HypotheticalA	$ 1,000.00	$ 1,017.64	$ 7.63
Class B
Actual	$ 1,000.00	$ 1,128.50	$ 10.89
HypotheticalA	$ 1,000.00	$ 1,014.97	$ 10.31
Class C
Actual	$ 1,000.00	$ 1,128.50	$ 10.62
HypotheticalA	$ 1,000.00	$ 1,015.22	$ 10.06
Institutional Class
Actual	$ 1,000.00	$ 1,134.80	$ 4.95
HypotheticalA	$ 1,000.00	$ 1,020.57	$ 4.69

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.27%
Class T	1.50%
Class B	2.03%
Class C	1.98%
Institutional Class	.92%

Semiannual Report

Advisor Financial Services Fund

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
American International Group, Inc.	8.8	8.5
JPMorgan Chase & Co.	5.1	5.5
Bank of America Corp.	4.9	6.6
Wells Fargo & Co.	4.2	3.7
Wachovia Corp.	4.1	4.2
Merrill Lynch & Co., Inc.	3.7	2.9
Morgan Stanley	3.3	1.8
Endurance Specialty Holdings Ltd.	2.9	2.7
ACE Ltd.	2.8	2.6
Citigroup, Inc.	2.6	1.5
	42.4
Top Industries (% of fund's net assets)
As of January 31, 2007
Insurance	31.8%
Commercial Banks	18.0%
Capital Markets	17.4%
Diversified Financial Services	13.7%
Real Estate Investment Trusts	7.7%
All Others*	11.4%

As of July 31, 2006
Insurance	29.2%
Commercial Banks	18.9%
Capital Markets	18.0%
Diversified Financial Services	16.2%
Thrifts & Mortgage Finance	7.9%
All Others*	9.8%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Financial Services

Advisor Financial Services Fund

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (Note 1)
CAPITAL MARKETS - 17.4%
Asset Management & Custody Banks - 5.2%
Affiliated Managers Group, Inc. (a)(d)	18,900	$ 2,105,460
American Capital Strategies Ltd. (d)	48,300	2,349,795
Franklin Resources, Inc.	36,000	4,287,960
Investors Financial Services Corp.	72,700	3,400,179
KKR Private Equity Investors, LP	23,000	540,500
KKR Private Equity Investors, LP Restricted Depositary Units (e)	37,100	871,850
Legg Mason, Inc. (d)	15,400	1,614,690
State Street Corp.	83,500	5,932,675
		21,103,109
Diversified Capital Markets - 1.1%
UBS AG (NY Shares)	68,800	4,335,088
Investment Banking & Brokerage - 11.1%
Charles Schwab Corp.	176,000	3,329,920
E*TRADE Financial Corp.	219,800	5,358,724
Lazard Ltd. Class A	75,100	3,812,076
Merrill Lynch & Co., Inc.	157,700	14,754,412
Morgan Stanley	160,900	13,320,911
Nomura Holdings, Inc.	176,800	3,604,952
optionsXpress Holdings, Inc.	34,800	826,500
		45,007,495
TOTAL CAPITAL MARKETS		70,445,692
COMMERCIAL BANKS - 18.0%
Diversified Banks - 13.7%
Banco Bilbao Vizcaya Argentaria SA	171,700	4,306,236
ICICI Bank Ltd. sponsored ADR	47,900	2,114,785
Kookmin Bank sponsored ADR	29,900	2,377,947
Mizrahi Tefahot Bank Ltd.	96,900	662,137
U.S. Bancorp, Delaware	186,600	6,642,960
Unicredito Italiano Spa	636,600	5,890,960
Wachovia Corp.	290,198	16,396,187
Wells Fargo & Co.	473,300	17,000,936
		55,392,148
Regional Banks - 4.3%
Cathay General Bancorp	62,612	2,170,132
Center Financial Corp., California	57,600	1,354,176
Colonial Bancgroup, Inc.	82,000	2,012,280
Commerce Bancorp, Inc., New Jersey	32,000	1,080,960
Nara Bancorp, Inc.	36,359	713,727
PNC Financial Services Group, Inc.	83,800	6,181,926
SVB Financial Group (a)	50,378	2,350,134
Wintrust Financial Corp.	3,000	137,370
Zions Bancorp	15,500	1,314,710
		17,315,415
TOTAL COMMERCIAL BANKS		72,707,563

	Shares	Value (Note 1)
CONSUMER FINANCE - 3.9%
Consumer Finance - 3.9%
American Express Co.	148,400	$ 8,639,848
Capital One Financial Corp. (d)	52,230	4,199,292
Dollar Financial Corp. (a)	94,562	3,028,821
		15,867,961
DIVERSIFIED FINANCIAL SERVICES - 13.7%
Other Diversifed Financial Services - 12.6%
Bank of America Corp.	374,172	19,673,964
Citigroup, Inc.	192,569	10,616,329
JPMorgan Chase & Co.	401,194	20,432,810
		50,723,103
Specialized Finance - 1.1%
CBOT Holdings, Inc. Class A (a)	8,700	1,468,560
The NASDAQ Stock Market, Inc. (a)	85,300	2,907,024
		4,375,584
TOTAL DIVERSIFIED FINANCIAL SERVICES		55,098,687
HOUSEHOLD DURABLES - 0.7%
Homebuilding - 0.7%
D.R. Horton, Inc.	92,700	2,693,862
INSURANCE - 31.8%
Insurance Brokers - 0.8%
National Financial Partners Corp.	49,200	2,415,720
Willis Group Holdings Ltd.	20,740	847,436
		3,263,156
Life & Health Insurance - 4.8%
AFLAC, Inc.	94,300	4,489,623
MetLife, Inc. (d)	144,500	8,976,340
Prudential Financial, Inc.	64,400	5,739,972
		19,205,935
Multi-Line Insurance - 10.5%
American International Group, Inc.	518,860	35,515,966
Hartford Financial Services Group, Inc.	73,900	7,013,849
		42,529,815
Property & Casualty Insurance - 8.4%
ACE Ltd.	194,000	11,209,320
Allied World Assurance Co. Holdings Ltd.	24,600	1,047,960
Aspen Insurance Holdings Ltd.	99,300	2,544,066
Axis Capital Holdings Ltd.	83,700	2,757,915
MBIA, Inc.	50,800	3,648,964
Old Republic International Corp.	102,900	2,294,670
The St. Paul Travelers Companies, Inc.	175,000	8,898,750
XL Capital Ltd. Class A	22,800	1,573,200
		33,974,845
Reinsurance - 7.3%
Endurance Specialty Holdings Ltd.	340,570	11,579,380
Everest Re Group Ltd.	24,000	2,246,400
Common Stocks - continued
	Shares	Value (Note 1)
INSURANCE - CONTINUED
Reinsurance - continued
IPC Holdings Ltd.	63,500	$ 1,870,075
Max Re Capital Ltd.	118,862	2,852,688
Montpelier Re Holdings Ltd.	30,900	538,587
PartnerRe Ltd.	14,500	986,000
Platinum Underwriters Holdings Ltd.	313,700	9,363,945
		29,437,075
TOTAL INSURANCE		128,410,826
REAL ESTATE INVESTMENT TRUSTS - 7.7%
Mortgage REITs - 0.3%
Annaly Capital Management, Inc.	84,100	1,158,898
Residential REITs - 3.2%
Equity Lifestyle Properties, Inc.	43,900	2,424,597
Equity Residential (SBI)	145,800	8,205,624
United Dominion Realty Trust, Inc. (SBI)	69,600	2,282,184
		12,912,405
Retail REITs - 4.2%
CBL & Associates Properties, Inc.	24,292	1,140,024
Developers Diversified Realty Corp.	83,800	5,624,656
General Growth Properties, Inc.	119,700	7,363,944
Simon Property Group, Inc.	26,100	2,985,579
		17,114,203
TOTAL REAL ESTATE INVESTMENT TRUSTS		31,185,506
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
Real Estate Management & Development - 1.1%
Mitsubishi Estate Co. Ltd.	152,000	4,345,196
THRIFTS & MORTGAGE FINANCE - 5.5%
Thrifts & Mortgage Finance - 5.5%
Countrywide Financial Corp.	131,773	5,729,490
Fannie Mae	158,035	8,933,719
Hudson City Bancorp, Inc.	208,575	2,872,078

	Shares	Value (Note 1)
Radian Group, Inc.	10,600	$ 638,332
Washington Mutual, Inc.	93,800	4,182,542
		22,356,161
TOTAL COMMON STOCKS (Cost $292,924,468)		403,111,454
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 5.35% (b)	2,165,613	2,165,613
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	13,060,535	13,060,535
TOTAL MONEY MARKET FUNDS (Cost $15,226,148)		15,226,148
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $308,150,616)		418,337,602
NET OTHER ASSETS - (3.5)%		(14,305,684)
NET ASSETS - 100%		$ 404,031,918
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $871,850 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 56,493
Fidelity Securities Lending Cash Central Fund	31,572
Total	$ 88,065
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	80.1%
Bermuda	9.9%
Cayman Islands	2.8%
Japan	2.0%
Italy	1.4%
Switzerland	1.1%
Spain	1.1%
Others (individually less than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Financial Services Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,863,296) - See accompanying schedule: Unaffiliated issuers (cost $292,924,468)	$ 403,111,454
Fidelity Central Funds (cost $15,226,148)	15,226,148
Total Investments (cost $308,150,616)		$ 418,337,602
Receivable for investments sold		2,875,913
Receivable for fund shares sold		532,678
Dividends receivable		344,990
Interest receivable		6,779
Prepaid expenses		1,960
Other receivables		12,670
Total assets		422,112,592

Liabilities
Payable for investments purchased	$ 2,539,717
Payable for fund shares redeemed	1,841,072
Accrued management fee	190,063
Distribution fees payable	213,090
Other affiliated payables	117,755
Other payables and accrued expenses	118,442
Collateral on securities loaned, at value	13,060,535
Total liabilities		18,080,674

Net Assets		$ 404,031,918
Net Assets consist of:
Paid in capital		$ 290,275,771
Undistributed net investment income		203,086
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,366,288
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		110,186,773
Net Assets		$ 404,031,918

Statement of Assets and Liabilities - continued

January 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($107,554,984 ÷ 4,720,792 shares)	$ 22.78

Maximum offering price per share (100/94.25 of $22.78)	$ 24.17
Class T: Net Asset Value and redemption price per share ($115,940,120 ÷ 5,101,121 shares)	$ 22.73

Maximum offering price per share (100/96.50 of $22.73)	$ 23.55
Class B: Net Asset Value and offering price per share ($100,978,316 ÷ 4,540,460 shares)A	$ 22.24

Class C: Net Asset Value and offering price per share ($67,501,339 ÷ 3,041,592 shares)A	$ 22.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,057,159 ÷ 522,542 shares)	$ 23.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Statement of Operations

	Six months ended January 31, 2007 (Unaudited)
Investment Income
Dividends		$ 4,372,274
Interest		24
Income from Fidelity Central Funds		88,065
Total income		4,460,363

Expenses
Management fee	$ 1,129,655
Transfer agent fees	631,320
Distribution fees	1,290,622
Accounting and security lending fees	83,997
Custodian fees and expenses	12,329
Independent trustees' compensation	678
Registration fees	38,522
Audit	26,297
Legal	4,801
Miscellaneous	93,002
Total expenses before reductions	3,311,223
Expense reductions	(18,147)	3,293,076
Net investment income (loss)		1,167,287
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $42,189)	31,692,806
Foreign currency transactions	48,730
Total net realized gain (loss)		31,741,536
Change in net unrealized appreciation (depreciation) on: Investment securities	16,129,692
Assets and liabilities in foreign currencies	159
Total change in net unrealized appreciation (depreciation)		16,129,851
Net gain (loss)		47,871,387
Net increase (decrease) in net assets resulting from operations		$ 49,038,674

Statement of Changes in Net Assets

	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,167,287	$ 1,896,820
Net realized gain (loss)	31,741,536	35,867,755
Change in net unrealized appreciation (depreciation)	16,129,851	1,112,137
Net increase (decrease) in net assets resulting from operations	49,038,674	38,876,712
Distributions to shareholders from net investment income	(1,993,514)	(1,881,748)
Distributions to shareholders from net realized gain	(54,831,273)	(29,223,665)
Total distributions	(56,824,787)	(31,105,413)
Share transactions - net increase (decrease)	25,104,749	(47,322,942)
Redemption fees	1,077	8,919
Total increase (decrease) in net assets	17,319,713	(39,542,724)

Net Assets
Beginning of period	386,712,205	426,254,929
End of period (including undistributed net investment income of $203,086 and undistributed net investment income of $1,145,387, respectively)	$ 404,031,918	$ 386,712,205

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 23.34	$ 23.01	$ 22.17	$ 19.98	$ 17.83	$ 20.45
Income from Investment Operations
Net investment income (loss) E	.11	.20	.19	.14	.16	.12
Net realized and unrealized gain (loss)	2.80	2.02	2.48	2.20	2.07	(2.60)
Total from investment operations	2.91	2.22	2.67	2.34	2.23	(2.48)
Distributions from net investment income	(.22)	(.26)	(.07)	(.15)	(.08)	(.14)
Distributions from net realized gain	(3.25)	(1.63)	(1.76)	-	-	-
Total distributions	(3.47) J	(1.89)	(1.83)	(.15)	(.08)	(.14)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 22.78	$ 23.34	$ 23.01	$ 22.17	$ 19.98	$ 17.83
Total Return B, C, D	13.30%	10.32%	12.60%	11.76%	12.57%	(12.16)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.27% A	1.25%	1.26%	1.27%	1.31%	1.27%
Expenses net of fee waivers, if any	1.27% A	1.25%	1.26%	1.27%	1.31%	1.27%
Expenses net of all reductions	1.26% A	1.23%	1.23%	1.25%	1.27%	1.23%
Net investment income (loss)	.96% A	.87%	.88%	.63%	.89%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 107,555	$ 85,356	$ 68,012	$ 58,222	$ 57,255	$ 60,475
Portfolio turnover rate G	62% A	33%	61%	74%	60%	125%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.47 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $3.250 per share.

Financial Highlights - Class T

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 23.26	$ 22.87	$ 22.07	$ 19.90	$ 17.77	$ 20.38
Income from Investment Operations
Net investment income (loss) E	.08	.15	.14	.09	.12	.07
Net realized and unrealized gain (loss)	2.80	2.02	2.47	2.19	2.07	(2.59)
Total from investment operations	2.88	2.17	2.61	2.28	2.19	(2.52)
Distributions from net investment income	(.16)	(.15)	(.05)	(.11)	(.06)	(.09)
Distributions from net realized gain	(3.25)	(1.63)	(1.76)	-	-	-
Total distributions	(3.41) J	(1.78)	(1.81)	(.11)	(.06)	(.09)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 22.73	$ 23.26	$ 22.87	$ 22.07	$ 19.90	$ 17.77
Total Return B, C, D	13.16%	10.11%	12.37%	11.49%	12.37%	(12.39)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.50% A	1.47%	1.48%	1.50%	1.53%	1.49%
Expenses net of fee waivers, if any	1.50% A	1.47%	1.48%	1.50%	1.53%	1.49%
Expenses net of all reductions	1.50% A	1.46%	1.46%	1.48%	1.49%	1.45%
Net investment income (loss)	.73% A	.65%	.66%	.41%	.67%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 115,940	$ 113,344	$ 128,388	$ 144,887	$ 157,238	$ 169,429
Portfolio turnover rate G	62% A	33%	61%	74%	60%	125%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.41 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $3.250 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Financial Highlights - Class B

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.75	$ 22.33	$ 21.65	$ 19.53	$ 17.50	$ 20.08
Income from Investment Operations
Net investment income (loss) E	.02	.03	.03	(.02)	.03	(.03)
Net realized and unrealized gain (loss)	2.73	1.97	2.41	2.16	2.03	(2.55)
Total from investment operations	2.75	2.00	2.44	2.14	2.06	(2.58)
Distributions from net investment income	(.02)	(.01)	-	(.02)	(.03)	-
Distributions from net realized gain	(3.25)	(1.57)	(1.76)	-	-	-
Total distributions	(3.26) J	(1.58)	(1.76)	(.02)	(.03)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 22.24	$ 22.75	$ 22.33	$ 21.65	$ 19.53	$ 17.50
Total Return B, C, D	12.85%	9.52%	11.78%	10.96%	11.80%	(12.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.03% A	1.99%	2.00%	2.02%	2.03%	2.01%
Expenses net of fee waivers, if any	2.03% A	1.99%	2.00%	2.02%	2.03%	2.01%
Expenses net of all reductions	2.02% A	1.98%	1.98%	2.00%	1.99%	1.97%
Net investment income (loss)	.21% A	.13%	.14%	(.11)%	.17%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 100,978	$ 113,652	$ 145,046	$ 179,873	$ 193,373	$ 206,460
Portfolio turnover rate G	62% A	33%	61%	74%	60%	125%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.26 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $3.247 per share.

Financial Highlights - Class C

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.74	$ 22.34	$ 21.65	$ 19.53	$ 17.49	$ 20.05
Income from Investment Operations
Net investment income (loss) E	.03	.04	.04	(.01)	.04	(.02)
Net realized and unrealized gain (loss)	2.72	1.98	2.42	2.15	2.03	(2.54)
Total from investment operations	2.75	2.02	2.46	2.14	2.07	(2.56)
Distributions from net investment income	(.05)	(.02)	(.01)	(.02)	(.03)	-
Distributions from net realized gain	(3.25)	(1.60)	(1.76)	-	-	-
Total distributions	(3.30) J	(1.62)	(1.77)	(.02)	(.03)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 22.19	$ 22.74	$ 22.34	$ 21.65	$ 19.53	$ 17.49
Total Return B, C, D	12.85%	9.58%	11.88%	10.96%	11.86%	(12.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.98% A	1.94%	1.95%	1.97%	1.99%	1.96%
Expenses net of fee waivers, if any	1.98% A	1.94%	1.95%	1.97%	1.99%	1.96%
Expenses net of all reductions	1.97% A	1.93%	1.92%	1.95%	1.95%	1.92%
Net investment income (loss)	.26% A	.18%	.19%	(.06)%	.22%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,501	$ 62,469	$ 72,181	$ 86,199	$ 97,434	$ 107,899
Portfolio turnover rate G	62% A	33%	61%	74%	60%	125%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.30 per share is comprised of distributions from net investment income of $.049 and distributions from net realized gain of $3.250 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 23.63	$ 23.29	$ 22.37	$ 20.17	$ 17.95	$ 20.59
Income from Investment Operations
Net investment income (loss) D	.15	.29	.29	.23	.24	.19
Net realized and unrealized gain (loss)	2.84	2.05	2.50	2.21	2.09	(2.62)
Total from investment operations	2.99	2.34	2.79	2.44	2.33	(2.43)
Distributions from net investment income	(.30)	(.37)	(.11)	(.24)	(.11)	(.21)
Distributions from net realized gain	(3.25)	(1.63)	(1.76)	-	-	-
Total distributions	(3.55) I	(2.00)	(1.87)	(.24)	(.11)	(.21)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 23.07	$ 23.63	$ 23.29	$ 22.37	$ 20.17	$ 17.95
Total Return B, C	13.48%	10.78%	13.06%	12.18%	13.07%	(11.84)%
Ratios to Average Net Assets E, G
Expenses before reductions	.92% A	.86%	.86%	.88%	.88%	.89%
Expenses net of fee waivers, if any	.92% A	.86%	.86%	.88%	.88%	.89%
Expenses net of all reductions	.91% A	.85%	.84%	.85%	.84%	.85%
Net investment income (loss)	1.32% A	1.26%	1.28%	1.03%	1.32%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,057	$ 11,892	$ 12,629	$ 13,008	$ 14,539	$ 15,283
Portfolio turnover rate F	62% A	33%	61%	74%	60%	125%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $3.55 per share is comprised of distributions from net investment income of $.298 and distributions from net realized gain of $3.250 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Financial Services Fund (the Fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 110,688,632
Unrealized depreciation	(1,440,525)
Net unrealized appreciation (depreciation)	$ 109,248,107
Cost for federal income tax purposes	$ 309,089,495

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. Prior to October 1, 2006, shares held in the Fund less than 60 days were subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Financial Services

3. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $122,694,769 and $151,706,895, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 119,429	$ 2,412
Class T	.25%	.25%	293,342	-
Class B	.75%	.25%	547,312	410,484
Class C	.75%	.25%	330,539	12,312
			$ 1,290,622	$ 425,208

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,384
Class T	6,437
Class B *	60,824
Class C *	1,425
$ 85,070

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets *
Class A	$ 157,232.33
Class T	181,398.31
Class B	184,673.34
Class C	94,237.29
Institutional Class	13,780.22
	$ 631,320

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company, (FMR).

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $793 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $501 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $31,572.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10,829 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 735
Class B	342
$ 1,077

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Financial Services

8. Other - continued

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2007	Year ended July 31, 2006
From net investment income
Class A	$ 867,687	$ 793,007
Class T	765,113	784,601
Class B	69,445	62,350
Class C	139,125	47,101
Institutional Class	152,144	194,689
Total	$ 1,993,514	$ 1,881,748
From net realized gain
Class A	$ 12,753,073	$ 4,952,004
Class T	15,966,936	8,720,889
Class B	15,271,397	9,718,109
Class C	9,173,088	4,968,829
Institutional Class	1,666,779	863,834
Total	$ 54,831,273	$ 29,223,665

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2007	Year ended July 31, 2006	Six months ended January 31, 2007	Year ended July 31, 2006
Class A
Shares sold	1,034,429	1,351,439	$ 23,827,036	$ 31,220,975
Reinvestment of distributions	548,320	234,688	12,292,029	5,118,429
Shares redeemed	(518,334)	(885,268)	(11,978,767)	(20,266,228)
Net increase (decrease)	1,064,415	700,859	$ 24,140,298	$ 16,073,176
Class T
Shares sold	267,234	426,844	$ 6,172,253	$ 9,717,059
Reinvestment of distributions	703,948	409,216	15,751,005	8,897,438
Shares redeemed	(743,356)	(1,576,453)	(17,061,554)	(35,989,546)
Net increase (decrease)	227,826	(740,393)	$ 4,861,704	$ (17,375,049)
Class B
Shares sold	182,662	302,265	$ 4,097,312	$ 6,677,115
Reinvestment of distributions	609,690	394,522	13,365,246	8,409,188
Shares redeemed	(1,248,114)	(2,197,220)	(28,166,207)	(49,213,763)
Net increase (decrease)	(455,762)	(1,500,433)	$ (10,703,649)	$ (34,127,460)
Class C
Shares sold	219,156	241,582	$ 4,920,037	$ 5,385,733
Reinvestment of distributions	345,073	190,165	7,545,484	4,051,037
Shares redeemed	(270,316)	(915,599)	(6,076,004)	(20,422,653)
Net increase (decrease)	293,913	(483,852)	$ 6,389,517	$ (10,985,883)
Institutional Class
Shares sold	57,592	67,105	$ 1,347,454	$ 1,572,188
Reinvestment of distributions	56,949	34,641	1,292,278	762,982
Shares redeemed	(95,206)	(140,689)	(2,222,853)	(3,242,896)
Net increase (decrease)	19,335	(38,943)	$ 416,879	$ (907,726)

Financial Services

Advisor Health Care Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period * August 1, 2006 to January 31, 2007
Class A
Actual	$ 1,000.00	$ 1,087.80	$ 6.79
Hypothetical A	$ 1,000.00	$ 1,018.70	$ 6.56
Class T
Actual	$ 1,000.00	$ 1,086.40	$ 8.10
Hypothetical A	$ 1,000.00	$ 1,017.44	$ 7.83
Class B
Actual	$ 1,000.00	$ 1,083.70	$ 10.92
Hypothetical A	$ 1,000.00	$ 1,014.72	$ 10.56
Class C
Actual	$ 1,000.00	$ 1,084.00	$ 10.45
Hypothetical A	$ 1,000.00	$ 1,015.17	$ 10.11
Institutional Class
Actual	$ 1,000.00	$ 1,089.90	$ 4.85
Hypothetical A	$ 1,000.00	$ 1,020.57	$ 4.69

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.29%
Class T	1.54%
Class B	2.08%
Class C	1.99%
Institutional Class	.92%

Semiannual Report

Advisor Health Care Fund

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson	10.9	7.7
Merck & Co., Inc.	5.8	5.4
Brookdale Senior Living, Inc.	5.5	1.7
Healthways, Inc.	4.9	0.5
Allergan, Inc.	4.2	2.6
Cerner Corp.	3.8	0.1
C.R. Bard, Inc.	3.8	0.7
Pfizer, Inc.	3.3	7.8
UnitedHealth Group, Inc.	3.1	3.8
Amgen, Inc.	2.7	4.3
	48.0
Top Industries (% of fund's net assets)
As of January 31, 2007
Pharmaceuticals	30.3%
Health Care Providers & Services	23.7%
Health Care Equipment & Supplies	18.9%
Biotechnology	11.7%
Health Care Technology	5.0%
All Others *	10.4%

As of July 31, 2006
Pharmaceuticals	37.4%
Health Care Providers & Services	25.9%
Health Care Equipment & Supplies	15.9%
Biotechnology	14.4%
Life Sciences Tools & Services	3.3%
All Others *	3.1%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Health Care

Advisor Health Care Fund

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 11.7%
Biotechnology - 11.7%
Advanced Cell Technology, Inc. (a)	200,600	$ 156,468
Alexion Pharmaceuticals, Inc. (a)	3,400	141,338
Alnylam Pharmaceuticals, Inc. (a)	133,400	2,825,412
Amgen, Inc. (a)	271,900	19,133,603
Amylin Pharmaceuticals, Inc. (a)(d)	144,500	5,603,710
Celgene Corp. (a)	275,700	14,799,576
deCODE genetics, Inc. (a)	470,662	1,727,330
Genentech, Inc. (a)	98,200	8,579,734
Gilead Sciences, Inc. (a)	206,300	13,269,216
GTx, Inc. (a)	147,400	2,741,640
Human Genome Sciences, Inc. (a)	57,800	680,884
Isis Pharmaceuticals, Inc. (a)	60,000	623,400
MannKind Corp. (a)	25,100	415,656
Medarex, Inc. (a)	101,500	1,367,205
Omrix Biopharmaceuticals, Inc. (a)	143,155	4,878,722
PDL BioPharma, Inc. (a)	69,800	1,431,598
Senomyx, Inc. (a)	46,500	679,830
Transition Therapeutics, Inc. (a)	327,000	500,255
Trubion Pharmaceuticals, Inc.	65,852	1,372,356
Vertex Pharmaceuticals, Inc. (a)	70,000	2,474,500
		83,402,433
CHEMICALS - 1.9%
Diversified Chemicals - 0.3%
Bayer AG	37,700	2,231,086
Fertilizers & Agricultural Chemicals - 1.6%
Fertilizantes Fosfatados SA (PN)	71,400	1,220,898
Monsanto Co.	139,800	7,701,582
Potash Corp. of Saskatchewan, Inc.	14,900	2,324,847
		11,247,327
TOTAL CHEMICALS		13,478,413
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Diversified Commercial & Professional Services - 0.4%
Healthcare Services Group, Inc.	105,409	3,048,428
DIVERSIFIED CONSUMER SERVICES - 0.4%
Specialized Consumer Services - 0.4%
Service Corp. International	116,300	1,238,595
Weight Watchers International, Inc.	29,800	1,610,094
		2,848,689
FOOD PRODUCTS - 1.6%
Agricultural Products - 0.6%
Biomar Holdings AS	45,900	2,226,519
Nutreco Holding NV	33,500	2,307,549
		4,534,068
Packaged Foods & Meats - 1.0%
Cermaq ASA	105,800	1,712,399
Groupe Danone	9,300	1,432,721

	Shares	Value (Note 1)
Koninklijke Numico NV	34,900	$ 1,851,317
PAN Fish ASA (a)	1,710,000	1,830,504
		6,826,941
TOTAL FOOD PRODUCTS		11,361,009
HEALTH CARE EQUIPMENT & SUPPLIES - 18.9%
Health Care Equipment - 15.0%
Advanced Medical Optics, Inc. (a)	119,800	4,402,650
ArthroCare Corp. (a)	58,600	2,162,340
Aspect Medical Systems, Inc. (a)	97,500	1,623,375
Baxter International, Inc.	282,330	14,020,508
Becton, Dickinson & Co.	227,300	17,488,462
Biosite, Inc. (a)(d)	104,668	5,639,512
C.R. Bard, Inc.	325,079	26,825,519
Cholestech Corp. (a)	94,700	1,593,801
Cochlear Ltd.	40,200	1,762,104
DexCom, Inc. (a)(d)	37,814	336,545
Electro-Optical Sciences, Inc. (a)(e)	400,123	2,016,620
Electro-Optical Sciences, Inc. warrants 11/2/11 (a)(e)	60,018	154,469
Imaging Dynamics Co. Ltd. (a)	265,100	574,541
Intuitive Surgical, Inc. (a)	23,288	2,291,772
Kyphon, Inc. (a)	73,000	3,415,670
Meridian Bioscience, Inc.	30,200	895,430
NeuroMetrix, Inc. (a)	64,400	856,520
Northstar Neuroscience, Inc.	171,400	2,272,764
Respironics, Inc. (a)	76,800	3,271,680
Restore Medical, Inc.	5,900	22,715
Sirona Dental Systems, Inc.	27,535	1,179,049
Stereotaxis, Inc. (a)	313,590	3,223,705
The Spectranetics Corp. (a)	244,200	2,598,288
Thermogenesis Corp. (a)	2,148,534	8,637,107
		107,265,146
Health Care Supplies - 3.9%
Alcon, Inc.	67,600	7,960,576
Cooper Companies, Inc.	205,243	9,790,091
DJO, Inc. (a)	58,241	2,411,177
Gen-Probe, Inc. (a)	22,300	1,153,356
Inverness Medical Innovations, Inc. (a)	107,444	4,428,842
Inverness Medical Innovations, Inc. (a)(e)	14,543	599,462
Merit Medical Systems, Inc. (a)	115,922	1,826,931
		28,170,435
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		135,435,581
HEALTH CARE PROVIDERS & SERVICES - 23.7%
Health Care Distributors & Services - 2.6%
Cardinal Health, Inc.	138,100	9,863,102
Henry Schein, Inc. (a)	3,800	192,926
McKesson Corp.	155,300	8,657,975
		18,714,003
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Facilities - 7.2%
Acibadem Saglik Hizmetleri AS	64,830	$ 672,960
Brookdale Senior Living, Inc. (d)	818,700	39,297,600
Bumrungrad Hospital PCL (For. Reg.)	1,413,400	1,464,242
Capital Senior Living Corp. (a)	286,900	3,052,616
Community Health Systems, Inc. (a)	59,800	2,137,850
Emeritus Corp. (a)	57,100	1,553,691
Sun Healthcare Group, Inc. (a)	72,300	890,736
VCA Antech, Inc. (a)	63,620	2,138,904
		51,208,599
Health Care Services - 9.3%
Caremark Rx, Inc.	189,100	11,584,266
Diagnosticos da America SA (a)	63,500	1,270,867
Emergency Medical Services Corp. Class A (a)	52,900	1,375,400
Express Scripts, Inc. (a)	31,400	2,182,928
HAPC, Inc. unit	215,800	1,359,540
Health Grades, Inc. (a)	413,083	2,271,957
Healthways, Inc. (a)	769,316	34,934,640
HMS Holdings Corp. (a)	114,900	2,238,252
Medco Health Solutions, Inc. (a)	133,800	7,922,298
Nighthawk Radiology Holdings, Inc.	42,310	1,066,635
		66,206,783
Managed Health Care - 4.6%
Health Net, Inc. (a)	51,500	2,508,565
Humana, Inc. (a)	65,900	3,657,450
UnitedHealth Group, Inc.	417,909	21,839,924
WellPoint, Inc. (a)	64,700	5,071,186
		33,077,125
TOTAL HEALTH CARE PROVIDERS & SERVICES		169,206,510
HEALTH CARE TECHNOLOGY - 5.0%
Health Care Technology - 5.0%
Allscripts Healthcare Solutions, Inc. (a)	52,200	1,597,320
Cerner Corp. (a)	600,400	26,975,972
Eclipsys Corp. (a)	68,867	1,349,793
IMS Health, Inc.	53,400	1,541,124
Vital Images, Inc. (a)	64,400	2,160,620
WebMD Health Corp. Class A (a)	42,289	2,086,962
		35,711,791
HOTELS, RESTAURANTS & LEISURE - 0.7%
Leisure Facilities - 0.7%
Life Time Fitness, Inc. (a)	34,200	1,853,640
Town Sports International Holdings, Inc.	153,706	3,028,008
		4,881,648
LEISURE EQUIPMENT & PRODUCTS - 0.4%
Leisure Products - 0.4%
Cybex International, Inc. (a)	456,997	2,824,241

	Shares	Value (Note 1)
LIFE SCIENCES TOOLS & SERVICES - 4.8%
Life Sciences Tools & Services - 4.8%
Advanced Magnetics, Inc. (a)	120,707	$ 7,354,678
Affymetrix, Inc. (a)	75,916	1,894,863
Charles River Laboratories International, Inc. (a)	69,300	3,118,500
Covance, Inc. (a)	84,200	5,190,930
Exelixis, Inc. (a)	361,197	3,539,731
Illumina, Inc. (a)	76,272	3,115,711
Millipore Corp. (a)	62,870	4,305,338
Pharmaceutical Product Development, Inc.	28,700	990,150
QIAGEN NV (a)	259,600	4,483,292
		33,993,193
PHARMACEUTICALS - 30.3%
Pharmaceuticals - 30.3%
Adams Respiratory Therapeutics, Inc. (a)	96,800	4,341,480
Allergan, Inc.	258,250	30,140,358
Atherogenics, Inc. (a)(d)	8,900	105,020
Barr Pharmaceuticals, Inc. (a)	78,800	4,217,376
BioMimetic Therapeutics, Inc.	331,162	5,099,895
Cadence Pharmaceuticals, Inc.	17,505	214,086
Cipla Ltd.	142,584	796,698
Elan Corp. PLC sponsored ADR (a)	75,600	941,220
Endo Pharmaceuticals Holdings, Inc. (a)	93,500	2,872,320
Inyx, Inc. (a)	1,235,400	2,717,880
Javelin Pharmaceuticals, Inc. (a)	42,900	220,935
Johnson & Johnson	1,160,658	77,531,952
Merck & Co., Inc.	917,700	41,067,075
Pfizer, Inc.	898,920	23,587,661
Roche Holding AG (participation certificate)	11,696	2,197,673
Shire PLC sponsored ADR	35,500	2,253,540
Wyeth	346,220	17,106,730
Xenoport, Inc. (a)	58,400	1,392,256
		216,804,155
SOFTWARE - 0.2%
Systems Software - 0.2%
Quality Systems, Inc.	36,648	1,554,975
TEXTILES, APPAREL & LUXURY GOODS - 0.2%
Apparel, Accessories & Luxury Goods - 0.2%
Under Armour, Inc. Class A (sub. vtg.) (a)	30,700	1,559,560
TOTAL COMMON STOCKS (Cost $596,505,664)		716,110,626
Nonconvertible Preferred Stocks - 0.0%

LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(e) (Cost $232,840)	43,000	0
Money Market Funds - 0.8%
	Shares	Value (Note 1)
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c) (Cost $5,597,151)	5,597,151	$ 5,597,151
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.24%, dated 1/31/07 due 2/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $39,000)	$ 39,006	39,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $602,374,655)		721,746,777
NET OTHER ASSETS - (1.0)%		(6,947,610)
NET ASSETS - 100%		$ 714,799,167
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,770,551 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc.	11/1/06	$ 2,280,701
Electro-Optical Sciences, Inc. warrants 11/2/11	11/1/06	$ 6
GeneProt, Inc. Series A	7/7/00	$ 232,840
Inverness Medical Innovations, Inc.	2/8/06	$ 354,995
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$39,000 due 2/01/07 at 5.24%
BNP Paribas Securities Corp.	$ 10,038
Merrill Lynch Government Securities, Inc.	16,910
Merrill Lynch, Pierce, Fenner & Smith, Inc.	12,052
$ 39,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 81,794
Fidelity Securities Lending Cash Central Fund	103,042
Total	$ 184,836

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Health Care Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,485,516 and repurchase agreements of $39,000) - See accompanying schedule: Unaffiliated issuers (cost $596,777,504)	$ 716,149,626
Fidelity Central Funds (cost $5,597,151)	5,597,151
Total Investments (cost $602,374,655)		$ 721,746,777
Cash		358,227
Receivable for investments sold		1,983,339
Receivable for fund shares sold		894,304
Dividends receivable		99,827
Interest receivable		7,709
Prepaid expenses		3,305
Other receivables		9,931
Total assets		725,103,419

Liabilities
Payable for investments purchased	$ 744,680
Payable for fund shares redeemed	2,808,406
Accrued management fee	336,074
Distribution fees payable	356,715
Other affiliated payables	230,787
Other payables and accrued expenses	230,439
Collateral on securities loaned, at value	5,597,151
Total liabilities		10,304,252

Net Assets		$ 714,799,167
Net Assets consist of:
Paid in capital		$ 577,606,772
Accumulated net investment loss		(1,721,868)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		19,543,377
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		119,370,886
Net Assets		$ 714,799,167

Statement of Assets and Liabilities - continued

January 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($223,516,009 ÷ 9,737,510 shares)	$ 22.95

Maximum offering price per share (100/94.25 of $22.95)	$ 24.35
Class T: Net Asset Value and redemption price per share ($207,333,540 ÷ 9,226,623 shares)	$ 22.47

Maximum offering price per share (100/96.50 of $22.47)	$ 23.28
Class B: Net Asset Value and offering price per share ($150,433,557 ÷ 7,020,912 shares)A	$ 21.43

Class C: Net Asset Value and offering price per share ($114,697,400 ÷ 5,354,709 shares)A	$ 21.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($18,818,661 ÷ 796,065 shares)	$ 23.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Health Care

Statement of Operations

	Six months ended January 31, 2007 (Unaudited)

Investment Income
Dividends		$ 4,054,990
Interest		327
Income from Fidelity Central Funds		184,836
Total income		4,240,153

Expenses
Management fee	$ 2,060,552
Transfer agent fees	1,292,553
Distribution fees	2,218,653
Accounting and security lending fees	136,942
Custodian fees and expenses	25,923
Independent trustees' compensation	1,254
Registration fees	46,409
Audit	24,493
Legal	8,830
Miscellaneous	200,951
Total expenses before reductions	6,016,560
Expense reductions	(54,866)	5,961,694
Net investment income (loss)		(1,721,541)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	47,135,146
Foreign currency transactions	(10,771)
Total net realized gain (loss)		47,124,375
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,360)	14,859,050
Assets and liabilities in foreign currencies	115
Total change in net unrealized appreciation (depreciation)		14,859,165
Net gain (loss)		61,983,540
Net increase (decrease) in net assets resulting from operations		$ 60,261,999

Statement of Changes in Net Assets

	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,721,541)	$ (6,125,419)
Net realized gain (loss)	47,124,375	99,186,502
Change in net unrealized appreciation (depreciation)	14,859,165	(66,787,109)
Net increase (decrease) in net assets resulting from operations	60,261,999	26,273,974
Distributions to shareholders from net realized gain	(83,314,180)	(1,408,688)
Share transactions - net increase (decrease)	3,677,075	(90,540,183)
Redemption fees	13,249	29,238
Total increase (decrease) in net assets	(19,361,857)	(65,645,659)

Net Assets
Beginning of period	734,161,024	799,806,683
End of period (including accumulated net investment loss of $1,721,868 and accumulated net investment loss of $327, respectively)	$ 714,799,167	$ 734,161,024

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 23.77	$ 22.94	$ 18.91	$ 18.29	$ 16.51	$ 20.41
Income from Investment Operations
Net investment income (loss) E	(.01)	(.09)	(.05)	(.05)	- I	(.04)
Net realized and unrealized gain (loss)	1.94	.96	4.08	.67	1.78	(3.86)
Total from investment operations	1.93	.87	4.03	.62	1.78	(3.90)
Distributions from net realized gain	(2.75)	(.04)	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	- I
Net asset value, end of period	$ 22.95	$ 23.77	$ 22.94	$ 18.91	$ 18.29	$ 16.51
Total Return B, C, D	8.78%	3.79%	21.31%	3.39%	10.78%	(19.11)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.29% A	1.25%	1.28%	1.32%	1.34%	1.29%
Expenses net of fee waivers, if any	1.29% A	1.25%	1.28%	1.32%	1.34%	1.29%
Expenses net of all reductions	1.27% A	1.21%	1.26%	1.29%	1.27%	1.24%
Net investment income (loss)	(.11)% A	(.38)%	(.22)%	(.26)%	(.01)%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 223,516	$ 199,221	$ 139,158	$ 104,258	$ 108,692	$ 103,292
Portfolio turnover rate G	141% A	99%	71%	60%	120%	167%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 23.26	$ 22.50	$ 18.60	$ 18.03	$ 16.31	$ 20.22
Income from Investment Operations
Net investment income (loss) E	(.04)	(.15)	(.09)	(.09)	(.04)	(.09)
Net realized and unrealized gain (loss)	1.90	.95	3.99	.66	1.76	(3.82)
Total from investment operations	1.86	.80	3.90	.57	1.72	(3.91)
Distributions from net realized gain	(2.65)	(.04)	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	- I
Net asset value, end of period	$ 22.47	$ 23.26	$ 22.50	$ 18.60	$ 18.03	$ 16.31
Total Return B, C, D	8.64%	3.55%	20.97%	3.16%	10.55%	(19.34)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.54% A	1.50%	1.53%	1.56%	1.59%	1.52%
Expenses net of fee waivers, if any	1.54% A	1.50%	1.53%	1.56%	1.59%	1.52%
Expenses net of all reductions	1.53% A	1.47%	1.51%	1.53%	1.51%	1.47%
Net investment income (loss)	(.37)% A	(.63)%	(.47)%	(.51)%	(.26)%	(.46)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 207,334	$ 218,280	$ 243,353	$ 243,176	$ 264,115	$ 274,243
Portfolio turnover rate G	141% A	99%	71%	60%	120%	167%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Health Care

Financial Highlights - Class B

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.17	$ 21.55	$ 17.91	$ 17.45	$ 15.86	$ 19.76
Income from Investment Operations
Net investment income (loss) E	(.10)	(.25)	(.19)	(.18)	(.12)	(.18)
Net realized and unrealized gain (loss)	1.83	.91	3.83	.64	1.71	(3.72)
Total from investment operations	1.73	.66	3.64	.46	1.59	(3.90)
Distributions from net realized gain	(2.47)	(.04)	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	- I
Net asset value, end of period	$ 21.43	$ 22.17	$ 21.55	$ 17.91	$ 17.45	$ 15.86
Total Return B, C, D	8.37%	3.06%	20.32%	2.64%	10.03%	(19.74)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.08% A	2.01%	2.04%	2.06%	2.05%	2.02%
Expenses net of fee waivers, if any	2.08% A	2.01%	2.04%	2.06%	2.05%	2.02%
Expenses net of all reductions	2.06% A	1.98%	2.01%	2.03%	1.98%	1.98%
Net investment income (loss)	(.90)% A	(1.14)%	(.98)%	(1.01)%	(.73)%	(.97)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 150,434	$ 180,364	$ 266,319	$ 285,299	$ 317,906	$ 334,056
Portfolio turnover rate G	141% A	99%	71%	60%	120%	167%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.24	$ 21.61	$ 17.94	$ 17.47	$ 15.87	$ 19.76
Income from Investment Operations
Net investment income (loss) E	(.09)	(.24)	(.17)	(.17)	(.11)	(.17)
Net realized and unrealized gain (loss)	1.82	.91	3.84	.64	1.71	(3.72)
Total from investment operations	1.73	.67	3.67	.47	1.60	(3.89)
Distributions from net realized gain	(2.55)	(.04)	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	- I
Net asset value, end of period	$ 21.42	$ 22.24	$ 21.61	$ 17.94	$ 17.47	$ 15.87
Total Return B, C, D	8.40%	3.10%	20.46%	2.69%	10.08%	(19.69)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.99% A	1.94%	1.97%	2.00%	2.00%	1.97%
Expenses net of fee waivers, if any	1.99% A	1.94%	1.97%	2.00%	2.00%	1.97%
Expenses net of all reductions	1.97% A	1.91%	1.94%	1.97%	1.92%	1.93%
Net investment income (loss)	(.81)% A	(1.07)%	(.91)%	(.95)%	(.67)%	(.92)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 114,697	$ 115,644	$ 131,277	$ 130,184	$ 150,576	$ 160,877
Portfolio turnover rate G	141% A	99%	71%	60%	120%	167%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns for periods of less than one year are not annualized. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 24.43	$ 23.48	$ 19.28	$ 18.58	$ 16.70	$ 20.58
Income from Investment Operations
Net investment income (loss) D	.03	- H	.04	.03	.06	.02
Net realized and unrealized gain (loss)	2.00	.99	4.16	.67	1.82	(3.90)
Total from investment operations	2.03	.99	4.20	.70	1.88	(3.88)
Distributions from net realized gain	(2.82)	(.04)	-	-	-	-
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	- H
Net asset value, end of period	$ 23.64	$ 24.43	$ 23.48	$ 19.28	$ 18.58	$ 16.70
Total Return B, C	8.99%	4.21%	21.78%	3.77%	11.26%	(18.85)%
Ratios to Average Net Assets E, G
Expenses before reductions	.92% A	.86%	.88%	.91%	.96%	.95%
Expenses net of fee waivers, if any	.92% A	.86%	.88%	.91%	.96%	.95%
Expenses net of all reductions	.91% A	.83%	.85%	.88%	.88%	.90%
Net investment income (loss)	.25% A	.01%	.18%	.14%	.37%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,819	$ 20,652	$ 19,698	$ 20,358	$ 23,364	$ 35,923
Portfolio turnover rate F	141% A	99%	71%	60%	120%	167%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Health Care

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Health Care Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Initial Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 127,824,979
Unrealized depreciation	(9,409,320)
Net unrealized appreciation (depreciation)	$ 118,415,659
Cost for federal income tax purposes	$ 603,331,118

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. Prior to October 1, 2006, shares held in the Fund less than 60 days were subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Health Care

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $513,951,656 and $591,103,107, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 263,996	$ 8,370
Class T	.25%	.25%	540,510	-
Class B	.75%	.25%	832,669	624,502
Class C	.75%	.25%	581,478	33,103
			$ 2,218,653	$ 665,975

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 27,372
Class T	13,917
Class B *	132,467
Class C *	3,353
$ 177,109

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 377,030	.36 *
Class T	387,933	.36 *
Class B	327,140	.39 *
Class C	175,769	.30 *
Institutional Class	24,681	.24 *
	$ 1,292,553

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,413 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $924 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $103,042.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $33,626 for the period. In addition, through arrangements with the each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 7,476
Class B	458
Class C	1,175
Institutional Class	302
$ 9,411

Health Care

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2007	Year ended July 31, 2006
From net realized gain
Class A	$ 23,887,125	$ 268,383
Class T	24,697,592	418,518
Class B	18,914,304	451,789
Class C	13,346,145	237,307
Institutional Class	2,469,014	32,691
Total	$ 83,314,180	$ 1,408,688

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2007	Year ended July 31, 2006	Six months ended January 31, 2007	Year ended July 31, 2006
Class A
Shares sold	1,815,883	4,246,771	$ 41,619,493	$ 100,545,647
Reinvestment of distributions	919,326	9,593	20,489,369	231,281
Shares redeemed	(1,378,400)	(1,943,098)	(31,655,848)	(45,790,984)
Net increase (decrease)	1,356,809	2,313,266	$ 30,453,014	$ 54,985,944
Class T
Shares sold	473,439	1,483,213	$ 10,650,342	$ 34,397,018
Reinvestment of distributions	1,064,993	16,686	23,268,178	394,126
Shares redeemed	(1,697,501)	(2,931,043)	(38,079,373)	(67,817,881)
Net increase (decrease)	(159,069)	(1,431,144)	$ (4,160,853)	$ (33,026,737)
Class B
Shares sold	280,930	602,620	$ 6,008,304	$ 13,347,616
Reinvestment of distributions	800,070	17,559	16,714,747	396,669
Shares redeemed	(2,196,722)	(4,838,970)	(47,192,854)	(107,126,893)
Net increase (decrease)	(1,115,722)	(4,218,791)	$ (24,469,803)	$ (93,382,608)
Class C
Shares sold	321,464	622,433	$ 6,853,737	$ 13,817,015
Reinvestment of distributions	508,368	8,336	10,615,090	188,806
Shares redeemed	(675,366)	(1,506,077)	(14,461,594)	(33,350,524)
Net increase (decrease)	154,466	(875,308)	$ 3,007,233	$ (19,344,703)
Institutional Class
Shares sold	159,206	197,168	$ 3,798,838	$ 4,832,048
Reinvestment of distributions	77,688	990	1,779,821	24,473
Shares redeemed	(286,274)	(191,717)	(6,731,175)	(4,628,600)
Net increase (decrease)	(49,380)	6,441	$ (1,152,516)	$ 227,921

Health Care

Advisor Industrials Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Class A
Actual	$ 1,000.00	$ 1,130.10	$ 6.76
HypotheticalA	$ 1,000.00	$ 1,018.85	$ 6.41
Class T
Actual	$ 1,000.00	$ 1,128.70	$ 8.05
HypotheticalA	$ 1,000.00	$ 1,017.64	$ 7.63
Class B
Actual	$ 1,000.00	$ 1,125.80	$ 11.04
HypotheticalA	$ 1,000.00	$ 1,014.82	$ 10.46
Class C
Actual	$ 1,000.00	$ 1,126.20	$ 10.66
HypotheticalA	$ 1,000.00	$ 1,015.17	$ 10.11
Institutional Class
Actual	$ 1,000.00	$ 1,132.00	$ 5.05
HypotheticalA	$ 1,000.00	$ 1,020.47	$ 4.79

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.26%
Class T	1.50%
Class B	2.06%
Class C	1.99%
Institutional Class	.94%

Semiannual Report

Advisor Industrials Fund

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	20.0	8.1
United Technologies Corp.	7.8	4.2
Honeywell International, Inc.	5.6	3.2
Tyco International Ltd.	5.0	3.0
Danaher Corp.	3.5	0.9
United Parcel Service, Inc. Class B	3.2	1.5
Emerson Electric Co.	3.1	1.7
Burlington Northern Santa Fe Corp.	2.8	1.1
Illinois Tool Works, Inc.	2.4	2.4
Caterpillar, Inc.	2.3	2.2
	55.7
Top Industries (% of fund's net assets)
As of January 31, 2007
Industrial Conglomerates	28.8%
Aerospace & Defense	18.6%
Machinery	13.9%
Road & Rail	8.6%
Electrical Equipment	6.6%
All Others*	23.5%

As of July 31, 2006
Aerospace & Defense	16.4%
Chemicals	15.6%
Industrial Conglomerates	15.5%
Machinery	11.4%
Road & Rail	6.0%
All Others*	35.1%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Industrials

Advisor Industrials Fund

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 18.6%
Aerospace & Defense - 18.6%
DRS Technologies, Inc.	28,700	$ 1,589,980
General Dynamics Corp.	80,900	6,322,335
Goodrich Corp.	40,100	1,965,702
Honeywell International, Inc.	376,700	17,211,423
Raytheon Co.	124,900	6,482,310
United Technologies Corp.	356,500	24,249,130
		57,820,880
AIR FREIGHT & LOGISTICS - 5.4%
Air Freight & Logistics - 5.4%
C.H. Robinson Worldwide, Inc.	65,300	3,464,165
Hub Group, Inc. Class A	51,072	1,525,010
United Parcel Service, Inc. Class B	136,900	9,895,132
UTI Worldwide, Inc.	57,060	1,734,624
		16,618,931
AIRLINES - 1.4%
Airlines - 1.4%
AirTran Holdings, Inc. (a)	100,100	1,108,107
UAL Corp. (a)	43,100	1,861,920
US Airways Group, Inc. (a)	25,300	1,416,294
		4,386,321
AUTO COMPONENTS - 0.4%
Auto Parts & Equipment - 0.4%
Johnson Controls, Inc.	12,300	1,137,258
AUTOMOBILES - 0.5%
Automobile Manufacturers - 0.5%
Renault SA	12,500	1,546,914
BUILDING PRODUCTS - 2.3%
Building Products - 2.3%
American Standard Companies, Inc.	66,300	3,274,557
Masco Corp.	123,500	3,950,765
		7,225,322
CHEMICALS - 0.5%
Industrial Gases - 0.5%
Airgas, Inc.	37,000	1,539,940
COMMERCIAL SERVICES & SUPPLIES - 3.4%
Diversified Commercial & Professional Services - 1.1%
Cintas Corp.	48,500	1,995,775
The Brink's Co.	20,800	1,292,720
		3,288,495

	Shares	Value (Note 1)
Environmental & Facility Services - 2.3%
Allied Waste Industries, Inc.	157,600	$ 2,015,704
Waste Management, Inc.	137,700	5,229,846
		7,245,550
TOTAL COMMERCIAL SERVICES & SUPPLIES		10,534,045
COMMUNICATIONS EQUIPMENT - 0.4%
Communications Equipment - 0.4%
Harris Corp.	24,800	1,260,336
CONSTRUCTION & ENGINEERING - 4.9%
Construction & Engineering - 4.9%
Chicago Bridge & Iron Co. NV (NY Shares)	41,300	1,227,436
Fluor Corp.	41,900	3,460,940
Foster Wheeler Ltd. (a)	70,800	3,785,676
Jacobs Engineering Group, Inc. (a)	30,500	2,761,775
Shaw Group, Inc. (a)	119,600	4,037,696
		15,273,523
ELECTRICAL EQUIPMENT - 6.6%
Electrical Components & Equipment - 5.1%
AMETEK, Inc.	47,500	1,646,350
Cooper Industries Ltd. Class A	50,200	4,587,778
Emerson Electric Co.	209,700	9,430,209
		15,664,337
Heavy Electrical Equipment - 1.5%
ABB Ltd. sponsored ADR	261,400	4,655,534
TOTAL ELECTRICAL EQUIPMENT		20,319,871
INDUSTRIAL CONGLOMERATES - 28.8%
Industrial Conglomerates - 28.8%
3M Co.	93,760	6,966,368
General Electric Co.	1,721,900	62,074,495
Textron, Inc.	51,100	4,760,987
Tyco International Ltd.	489,900	15,618,012
		89,419,862
MACHINERY - 13.9%
Construction & Farm Machinery & Heavy Trucks - 4.0%
Caterpillar, Inc.	113,200	7,252,724
Deere & Co.	52,000	5,214,560
		12,467,284
Industrial Machinery - 9.9%
Danaher Corp.	147,100	10,894,226
Dover Corp.	105,200	5,217,920
Illinois Tool Works, Inc. (d)	146,200	7,454,738
ITT Corp.	81,900	4,885,335
SPX Corp.	34,200	2,400,498
		30,852,717
TOTAL MACHINERY		43,320,001
Common Stocks - continued
	Shares	Value (Note 1)
MARINE - 0.5%
Marine - 0.5%
Kirby Corp. (a)	44,900	$ 1,594,399
METALS & MINING - 1.5%
Aluminum - 0.4%
Alcoa, Inc.	39,800	1,285,540
Steel - 1.1%
Carpenter Technology Corp.	9,800	1,147,580
Reliance Steel & Aluminum Co.	56,200	2,340,168
		3,487,748
TOTAL METALS & MINING		4,773,288
OIL, GAS & CONSUMABLE FUELS - 0.5%
Coal & Consumable Fuels - 0.5%
Peabody Energy Corp.	40,100	1,637,283
ROAD & RAIL - 8.6%
Railroads - 5.9%
Burlington Northern Santa Fe Corp.	107,000	8,598,520
CSX Corp.	103,900	3,822,481
Union Pacific Corp.	60,000	6,060,000
		18,481,001
Trucking - 2.7%
Con-way, Inc.	22,800	1,134,072
Knight Transportation, Inc.	44,000	827,200
Laidlaw International, Inc.	51,900	1,541,949
Landstar System, Inc.	83,726	3,540,773
Old Dominion Freight Lines, Inc. (a)	47,476	1,318,883
		8,362,877
TOTAL ROAD & RAIL		26,843,878

	Shares	Value (Note 1)
TRADING COMPANIES & DISTRIBUTORS - 1.1%
Trading Companies & Distributors - 1.1%
UAP Holding Corp.	61,329	$ 1,536,291
WESCO International, Inc. (a)	31,600	1,918,752
		3,455,043
TOTAL COMMON STOCKS (Cost $278,851,184)		308,707,095
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 5.35% (b)	3,988,828	3,988,828
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	7,410,750	7,410,750
TOTAL MONEY MARKET FUNDS (Cost $11,399,578)		11,399,578
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $290,250,762)		320,106,673
NET OTHER ASSETS - (3.0)%		(9,283,911)
NET ASSETS - 100%		$ 310,822,762
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 175,613
Fidelity Securities Lending Cash Central Fund	28,624
Total	$ 204,237

See accompanying notes which are an integral part of the financial statements.

Industrials

Advisor Industials Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,373,154) - See accompanying schedule: Unaffiliated issuers (cost $278,851,184)	$ 308,707,095
Fidelity Central Funds (cost $11,399,578)	11,399,578
Total Investments (cost $290,250,762)		$ 320,106,673
Receivable for investments sold		8,042,460
Receivable for fund shares sold		1,050,895
Dividends receivable		165,213
Interest receivable		45,038
Prepaid expenses		1,139
Other receivables		6,014
Total assets		329,417,432

Liabilities
Payable for investments purchased	$ 10,264,765
Payable for fund shares redeemed	488,256
Accrued management fee	142,477
Distribution fees payable	131,419
Other affiliated payables	82,263
Other payables and accrued expenses	74,740
Collateral on securities loaned, at value	7,410,750
Total liabilities		18,594,670

Net Assets		$ 310,822,762
Net Assets consist of:
Paid in capital		$ 275,352,128
Distributions in excess of net investment income		(153,561)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,768,204
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		29,855,991
Net Assets		$ 310,822,762

Statement of Assets and Liabilities - continued

January 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($133,969,003 ÷ 5,819,066 shares)	$ 23.02

Maximum offering price per share (100/94.25 of $23.02)	$ 24.42
Class T: Net Asset Value and redemption price per share ($65,716,596 ÷ 2,887,229 shares)	$ 22.76

Maximum offering price per share (100/96.50 of $22.76)	$ 23.59
Class B: Net Asset Value and offering price per share ($42,131,786 ÷ 1,920,883 shares)A	$ 21.93

Class C: Net Asset Value and offering price per share ($52,122,298 ÷ 2,370,291 shares)A	$ 21.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,883,079 ÷ 712,985 shares)	$ 23.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Industrials Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2007 (Unaudited)

Investment Income
Dividends		$ 2,193,842
Interest		20
Income from Fidelity Central Funds		204,237
Total income		2,398,099

Expenses
Management fee	$ 791,569
Transfer agent fees	426,303
Distribution fees	737,718
Accounting and security lending fees	59,472
Custodian fees and expenses	6,787
Independent trustees' compensation	459
Registration fees	48,783
Audit	22,275
Legal	3,043
Miscellaneous	51,032
Total expenses before reductions	2,147,441
Expense reductions	(8,815)	2,138,626
Net investment income (loss)		259,473
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,078,278
Foreign currency transactions	(3,663)
Total net realized gain (loss)		13,074,615
Change in net unrealized appreciation (depreciation) on: Investment securities	20,644,343
Assets and liabilities in foreign currencies	(33)
Total change in net unrealized appreciation (depreciation)		20,644,310
Net gain (loss)		33,718,925
Net increase (decrease) in net assets resulting from operations		$ 33,978,398

Statement of Changes in Net Assets

	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 259,473	$ 67,497
Net realized gain (loss)	13,074,615	16,800,474
Change in net unrealized appreciation (depreciation)	20,644,310	(9,655,014)
Net increase (decrease) in net assets resulting from operations	33,978,398	7,212,957
Distributions to shareholders from net investment income	(473,351)	-
Distributions to shareholders from net realized gain	(21,383,101)	(7,122,799)
Total distributions	(21,856,452)	(7,122,799)
Share transactions - net increase (decrease)	51,009,288	109,957,564
Redemption fees	10,831	25,597
Total increase (decrease) in net assets	63,142,065	110,073,319

Net Assets
Beginning of period	247,680,697	137,607,378
End of period (including distributions in excess of net investment income of $153,561 and undistributed net investment income of $65,095, respectively)	$ 310,822,762	$ 247,680,697

See accompanying notes which are an integral part of the financial statements.

Industrials

Financial Highlights - Class A

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.16	$ 21.53	$ 18.10	$ 14.15	$ 12.75	$ 15.15
Income from Investment Operations
Net investment income (loss) E	.05	.08	.02	(.02)	.06	(.04)
Net realized and unrealized gain (loss)	2.68	1.63	4.35	3.96	1.36	(2.37)
Total from investment operations	2.73	1.71	4.37	3.94	1.42	(2.41)
Distributions from net investment income	(.06)	-	-	-	(.02)	-
Distributions from net realized gain	(1.81)	(1.08)	(.94)	-	-	-
Total distributions	(1.87)	(1.08)	(.94)	-	(.02)	-
Redemption fees added to paid in capital E	- I	- I	- I	.01	- I	.01
Net asset value, end of period	$ 23.02	$ 22.16	$ 21.53	$ 18.10	$ 14.15	$ 12.75
Total Return B, C, D	13.01%	8.40%	25.04%	27.92%	11.16%	(15.84)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.26% A	1.26%	1.34%	1.65%	1.99%	1.83%
Expenses net of fee waivers, if any	1.26% A	1.26%	1.34%	1.50%	1.53%	1.50%
Expenses net of all reductions	1.25% A	1.24%	1.29%	1.47%	1.46%	1.49%
Net investment income (loss)	.46% A	.34%	.09%	(.12)%	.46%	(.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 133,969	$ 99,255	$ 40,264	$ 12,612	$ 4,272	$ 3,160
Portfolio turnover rate G	151% A	94%	116%	106%	149%	45%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 21.86	$ 21.27	$ 17.90	$ 14.02	$ 12.66	$ 15.09
Income from Investment Operations
Net investment income (loss) E	.02	.02	(.03)	(.06)	.03	(.07)
Net realized and unrealized gain (loss)	2.65	1.61	4.31	3.93	1.34	(2.36)
Total from investment operations	2.67	1.63	4.28	3.87	1.37	(2.43)
Distributions from net investment income	(.03)	-	-	-	(.01)	-
Distributions from net realized gain	(1.74)	(1.04)	(.91)	-	-	-
Total distributions	(1.77)	(1.04)	(.91)	-	(.01)	-
Redemption fees added to paid in capital E	- I	- I	- I	.01	- I	- I
Net asset value, end of period	$ 22.76	$ 21.86	$ 21.27	$ 17.90	$ 14.02	$ 12.66
Total Return B, C, D	12.87%	8.13%	24.78%	27.67%	10.84%	(16.10)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.50% A	1.49%	1.57%	1.90%	2.25%	2.07%
Expenses net of fee waivers, if any	1.50% A	1.49%	1.57%	1.75%	1.78%	1.75%
Expenses net of all reductions	1.50% A	1.47%	1.52%	1.72%	1.71%	1.74%
Net investment income (loss)	.21% A	.11%	(.14)%	(.36)%	.22%	(.50)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,717	$ 55,936	$ 40,126	$ 13,089	$ 5,493	$ 6,216
Portfolio turnover rate G	151% A	94%	116%	106%	149%	45%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 21.02	$ 20.55	$ 17.27	$ 13.61	$ 12.33	$ 14.77
Income from Investment Operations
Net investment income (loss) E	(.04)	(.09)	(.13)	(.14)	(.03)	(.14)
Net realized and unrealized gain (loss)	2.56	1.55	4.17	3.79	1.31	(2.30)
Total from investment operations	2.52	1.46	4.04	3.65	1.28	(2.44)
Distributions from net realized gain	(1.61)	(.99)	(.76)	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	.01	- I	- I
Net asset value, end of period	$ 21.93	$ 21.02	$ 20.55	$ 17.27	$ 13.61	$ 12.33
Total Return B, C, D	12.58%	7.54%	24.12%	26.89%	10.38%	(16.52)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.06% A	2.04%	2.11%	2.37%	2.68%	2.58%
Expenses net of fee waivers, if any	2.06% A	2.04%	2.11%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.06% A	2.02%	2.07%	2.22%	2.18%	2.24%
Net investment income (loss)	(.35)% A	(.44)%	(.68)%	(.87)%	(.26)%	(1.00)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,132	$ 37,082	$ 32,242	$ 14,722	$ 9,005	$ 9,008
Portfolio turnover rate G	151% A	94%	116%	106%	149%	45%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 21.16	$ 20.68	$ 17.36	$ 13.67	$ 12.39	$ 14.84
Income from Investment Operations
Net investment income (loss) E	(.03)	(.08)	(.12)	(.14)	(.03)	(.14)
Net realized and unrealized gain (loss)	2.56	1.56	4.19	3.82	1.31	(2.31)
Total from investment operations	2.53	1.48	4.07	3.68	1.28	(2.45)
Distributions from net realized gain	(1.70)	(1.00)	(.75)	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	.01	- I	- I
Net asset value, end of period	$ 21.99	$ 21.16	$ 20.68	$ 17.36	$ 13.67	$ 12.39
Total Return B, C, D	12.62%	7.59%	24.16%	26.99%	10.33%	(16.51)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.99% A	1.99%	2.07%	2.28%	2.57%	2.49%
Expenses net of fee waivers, if any	1.99% A	1.99%	2.07%	2.25%	2.25%	2.25%
Expenses net of all reductions	1.98% A	1.97%	2.02%	2.22%	2.18%	2.24%
Net investment income (loss)	(.27)% A	(.38)%	(.64)%	(.87)%	(.26)%	(1.00)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,122	$ 42,363	$ 20,595	$ 9,507	$ 5,307	$ 5,143
Portfolio turnover rate G	151% A	94%	116%	106%	149%	45%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Industrials

Financial Highlights - Institutional Class

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.77	$ 22.06	$ 18.48	$ 14.41	$ 12.96	$ 15.37
Income from Investment Operations
Net investment income (loss) D	.09	.16	.07	.02	.09	- H
Net realized and unrealized gain (loss)	2.76	1.66	4.46	4.04	1.39	(2.41)
Total from investment operations	2.85	1.82	4.53	4.06	1.48	(2.41)
Distributions from net investment income	(.13)	-	-	-	(.03)	-
Distributions from net realized gain	(1.81)	(1.11)	(.95)	-	-	-
Total distributions	(1.94)	(1.11)	(.95)	-	(.03)	-
Redemption fees added to paid in capital D	- H	- H	- H	.01	- H	- H
Net asset value, end of period	$ 23.68	$ 22.77	$ 22.06	$ 18.48	$ 14.41	$ 12.96
Total Return B, C	13.20%	8.73%	25.41%	28.24%	11.46%	(15.68)%
Ratios to Average Net Assets E, G
Expenses before reductions	.94% A	.91%	1.06%	1.38%	1.55%	1.45%
Expenses net of fee waivers, if any	.94% A	.91%	1.06%	1.25%	1.25%	1.25%
Expenses net of all reductions	.94% A	.89%	1.01%	1.22%	1.18%	1.24%
Net investment income (loss)	.77% A	.69%	.37%	.13%	.74%	-
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,883	$ 13,043	$ 4,379	$ 1,490	$ 1,156	$ 2,104
Portfolio turnover rate F	151% A	94%	116%	106%	149%	45%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Industrials Fund (the Fund) (formerly Fidelity Advisor Cyclical Industries Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Industrials

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 31,295,276
Unrealized depreciation	(1,647,808)
Net unrealized appreciation (depreciation)	$ 29,647,468
Cost for federal income tax purposes	$ 290,459,205

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. Prior to October 1, 2006, shares held in the Fund less than 60 days were subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $234,290,850 and $207,030,064, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 148,259	$ 10,906
Class T	.25%	.25%	152,140	-
Class B	.75%	.25%	197,521	148,141
Class C	.75%	.25%	239,798	117,758
			$ 737,718	$ 276,805

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 101,951
Class T	10,775
Class B*	28,264
Class C*	10,927
$ 151,917

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 179,315.30
Class T	91,647.30
Class B	70,984.36
Class C	67,509.28
Institutional Class	16,848.24
	$ 426,303

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity

Industrials

4. Fees and Other Transactions with Affiliates - continued

Investments in Fidelity Central Funds - continued

Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $427 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $342 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $28,624.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5,511 for the period.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached. In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other - continued

Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2007	Year ended July 31, 2006
From net investment income
Class A	$ 317,175	$ -
Class T	81,457	-
Institutional Class	74,719	-
Total	$ 473,351	$ -
From net realized gain
Class A	$ 9,177,798	$ 2,209,329
Class T	4,598,155	1,993,493
Class B	2,897,402	1,595,001
Class C	3,662,967	1,032,683
Institutional Class	1,046,779	292,293
Total	$ 21,383,101	$ 7,122,799

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2007	Year ended July 31, 2006	Six months ended January 31, 2007	Year ended July 31, 2006
Class A
Shares sold	1,920,652	3,250,873	$ 42,974,577	$ 73,798,607
Reinvestment of distributions	397,118	97,417	8,609,345	1,982,904
Shares redeemed	(978,604)	(738,421)	(21,902,306)	(16,310,331)
Net increase (decrease)	1,339,166	2,609,869	$ 29,681,616	$ 59,471,180
Class T
Shares sold	475,045	1,053,819	$ 10,515,129	$ 23,194,479
Reinvestment of distributions	204,708	95,171	4,388,653	1,914,595
Shares redeemed	(351,820)	(476,485)	(7,780,165)	(10,217,427)
Net increase (decrease)	327,933	672,505	$ 7,123,617	$ 14,891,647
Class B
Shares sold	300,700	691,509	$ 6,395,896	$ 14,823,678
Reinvestment of distributions	118,628	68,369	2,452,560	1,329,447
Shares redeemed	(262,370)	(564,827)	(5,574,578)	(11,906,215)
Net increase (decrease)	156,958	195,051	$ 3,273,878	$ 4,246,910
Class C
Shares sold	493,387	1,219,100	$ 10,482,771	$ 26,650,232
Reinvestment of distributions	135,825	42,653	2,814,175	834,597
Shares redeemed	(260,986)	(255,670)	(5,584,993)	(5,350,637)
Net increase (decrease)	368,226	1,006,083	$ 7,711,953	$ 22,134,192
Institutional Class
Shares sold	300,184	685,802	$ 6,915,410	$ 16,202,741
Reinvestment of distributions	33,033	7,337	737,185	152,999
Shares redeemed	(193,154)	(318,752)	(4,434,371)	(7,142,105)
Net increase (decrease)	140,063	374,387	$ 3,218,224	$ 9,213,635

Industrials

Advisor Technology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Class A
Actual	$ 1,000.00	$ 1,177.70	$ 7.52* *
HypotheticalA	$ 1,000.00	$ 1,018.30	$ 6.97* *
Class T
Actual	$ 1,000.00	$ 1,176.00	$ 8.83* *
HypotheticalA	$ 1,000.00	$ 1,017.09	$ 8.19* *
Class B
Actual	$ 1,000.00	$ 1,173.40	$ 11.56* *
HypotheticalA	$ 1,000.00	$ 1,014.57	$ 10.71* *
Class C
Actual	$ 1,000.00	$ 1,173.30	$ 11.61* *
HypotheticalA	$ 1,000.00	$ 1,014.52	$ 10.76* *
Institutional Class
Actual	$ 1,000.00	$ 1,180.50	$ 5.50* *
HypotheticalA	$ 1,000.00	$ 1,020.16	$ 5.09* *

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.37%* *
Class T	1.61%* *
Class B	2.11%* *
Class C	2.12%* *
Institutional Class	1.00%* *

Semiannual Report

Advisor Technology Fund
Shareholder Expense Example - continued

* * If fees, effective January 1, 2007, had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.27%
Actual		$ 6.97
Hypothetical A		$ 6.46
Class T	1.51%
Actual		$ 8.28
Hypothetical A		$ 7.68
Class B	2.01%
Actual		$ 11.01
Hypothetical A		$ 10.21
Class C	2.02%
Actual		$ 11.07
Hypothetical A		$ 10.26
Institutional Class	.99%
Actual		$ 5.44
Hypothetical A		$ 5.04

A 5% return per year before expenses

Technology

Advisor Technology Fund

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.4	4.9
Research In Motion Ltd.	5.4	0.3
QUALCOMM, Inc.	4.8	5.8
Google, Inc. Class A (sub. vtg.)	4.6	2.0
Marvell Technology Group Ltd.	4.1	1.5
Intel Corp.	3.4	3.1
Cisco Systems, Inc.	3.3	0.0
SanDisk Corp.	3.1	0.0
Broadcom Corp. Class A	2.4	2.9
F5 Networks, Inc.	2.0	2.5
	38.5
Top Industries (% of fund's net assets)
As of January 31, 2007
Communications Equipment	30.1%
Semiconductors & Semiconductor Equipment	25.6%
Computers & Peripherals	14.1%
Software	12.5%
Internet Software & Services	8.4%
All Others *	9.3%

As of July 31, 2006
Communications Equipment	33.9%
Semiconductors & Semiconductor Equipment	26.1%
Computers & Peripherals	13.7%
Software	8.8%
Electronic Equipment & Instruments	6.7%
All Others *	10.8%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Advisor Technology Fund

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 1.4%
Diversified Commercial & Professional Services - 1.3%
Equifax, Inc.	10,300	$ 427,759
Tele Atlas NV (a)	455,356	9,406,789
		9,834,548
Human Resource & Employment Services - 0.1%
Kenexa Corp. (a)	20,400	744,600
TOTAL COMMERCIAL SERVICES & SUPPLIES		10,579,148
COMMUNICATIONS EQUIPMENT - 29.9%
Communications Equipment - 29.9%
Acme Packet, Inc. (d)	168,700	2,678,956
ADC Telecommunications, Inc. (a)	57,764	932,311
Adtran, Inc.	67,400	1,493,584
ADVA AG Optical Networking (a)	339,882	3,712,216
Alcatel-Lucent SA sponsored ADR	227,200	2,953,600
AudioCodes Ltd. (a)	731,750	7,244,325
Bookham, Inc. (a)	604,488	1,753,015
Ciena Corp. (a)	117,279	3,294,367
Cisco Systems, Inc. (a)	969,700	25,784,323
Comtech Group, Inc. (a)(d)	492,619	8,108,509
Comverse Technology, Inc. (a)	742,100	14,359,635
Corning, Inc. (a)	466,000	9,711,440
ECI Telecom Ltd. (a)	317,618	2,706,105
F5 Networks, Inc. (a)	215,900	15,423,896
Finisar Corp. (a)(d)	1,285,571	4,165,250
Foundry Networks, Inc. (a)	103,500	1,497,645
Foxconn International Holdings Ltd. (a)	130,000	388,793
JDS Uniphase Corp. (a)	46,362	824,316
Juniper Networks, Inc. (a)	787,646	14,272,146
Mogem Co. Ltd.	309,043	4,556,185
Motorola, Inc.	223,400	4,434,490
Nortel Networks Corp. (a)	71,900	1,929,799
Optium Corp.	42,400	1,012,936
OZ Optics Ltd. unit (e)	68,000	1,003,000
Powerwave Technologies, Inc. (a)	1,033,000	6,032,720
QUALCOMM, Inc.	1,002,500	37,754,150
Research In Motion Ltd. (a)	329,070	42,048,565
Riverbed Technology, Inc. (d)	46,400	1,419,840
Sonus Networks, Inc. (a)	1,035,800	7,499,192
Tekelec (a)	264,900	4,079,460
		233,074,769
COMPUTERS & PERIPHERALS - 14.1%
Computer Hardware - 9.2%
Apple, Inc. (a)	492,800	42,247,744
Concurrent Computer Corp. (a)	2,208,064	3,312,096
Hewlett-Packard Co.	216,400	9,365,792
NCR Corp. (a)	148,500	7,037,415
Sun Microsystems, Inc. (a)	1,496,100	9,934,104
		71,897,151

	Shares	Value (Note 1)
Computer Storage & Peripherals - 4.9%
Brocade Communications Systems, Inc. (a)	4,200	$ 36,036
EMC Corp. (a)	738,400	10,330,216
Network Appliance, Inc. (a)	42,500	1,598,000
QLogic Corp. (a)	96,400	1,764,120
Rackable Systems, Inc. (a)	11,800	225,380
SanDisk Corp. (a)	601,800	24,192,360
		38,146,112
TOTAL COMPUTERS & PERIPHERALS		110,043,263
ELECTRICAL EQUIPMENT - 0.6%
Electrical Components & Equipment - 0.6%
Evergreen Solar, Inc. (a)(d)	403,997	3,389,535
Q-Cells AG	1,200	62,092
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	35,400	1,302,720
		4,754,347
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.3%
Electronic Equipment & Instruments - 0.1%
Cognex Corp.	13,600	296,752
Electronic Manufacturing Services - 1.6%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	284,453	1,943,752
Jabil Circuit, Inc.	423,500	10,159,765
Trimble Navigation Ltd. (a)	11,200	633,696
		12,737,213
Technology Distributors - 0.6%
Arrow Electronics, Inc. (a)	22,800	803,700
Avnet, Inc. (a)	45,200	1,403,460
Wolfson Microelectronics PLC (a)	417,700	2,297,893
		4,505,053
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		17,539,018
HOUSEHOLD DURABLES - 0.6%
Consumer Electronics - 0.6%
Garmin Ltd.	98,300	4,936,626
Household Appliances - 0.0%
iRobot Corp. (a)	1,400	25,578
TOTAL HOUSEHOLD DURABLES		4,962,204
INTERNET & CATALOG RETAIL - 0.1%
Internet Retail - 0.1%
Gmarket, Inc. sponsored ADR	1,400	29,960
GSI Commerce, Inc. (a)	68,301	1,112,623
		1,142,583
INTERNET SOFTWARE & SERVICES - 8.4%
Internet Software & Services - 8.4%
Akamai Technologies, Inc. (a)	3,700	207,866
Common Stocks - continued
	Shares	Value (Note 1)
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
Ariba, Inc. (a)	43,500	$ 404,550
Baidu.com, Inc. sponsored ADR (a)(d)	27,200	3,398,368
DivX, Inc. (d)	57,900	1,226,322
Google, Inc. Class A (sub. vtg.) (a)	70,850	35,517,105
Liquidity Services, Inc.	67,900	1,356,642
Marchex, Inc. Class B	225,200	2,740,684
Openwave Systems, Inc. (a)	784,093	6,915,700
RADVision Ltd. (a)	81,329	1,588,355
WebSideStory, Inc. (a)	444,795	6,365,016
Yahoo!, Inc. (a)	205,200	5,809,212
		65,529,820
IT SERVICES - 2.3%
Data Processing & Outsourced Services - 1.2%
The Western Union Co.	394,300	8,808,662
IT Consulting & Other Services - 1.1%
Cognizant Technology Solutions Corp. Class A (a)	39,200	3,343,368
Infosys Technologies Ltd. sponsored ADR	17,100	991,800
Isilon Systems, Inc.	1,000	23,090
RightNow Technologies, Inc. (a)	230,148	3,309,528
Satyam Computer Services Ltd. sponsored ADR	49,000	1,140,720
		8,808,506
TOTAL IT SERVICES		17,617,168
MEDIA - 0.5%
Advertising - 0.5%
Focus Media Holding Ltd. ADR (a)	46,500	3,843,690
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
Real Estate Management & Development - 0.2%
Move, Inc.	295,625	1,868,350
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 25.6%
Semiconductor Equipment - 4.3%
Applied Materials, Inc.	209,200	3,709,116
ASML Holding NV (NY Shares) (a)	239,800	6,119,696
Axcelis Technologies, Inc. (a)	149,500	962,780
Credence Systems Corp. (a)	261,900	1,275,453
EMCORE Corp. (a)(d)	222,198	906,568
Entegris, Inc. (a)	264,245	2,835,349
FormFactor, Inc. (a)	66,600	2,707,290
ICOS Vision Systems NV (a)	9,100	382,382
KLA-Tencor Corp.	41,700	2,052,891
Lam Research Corp. (a)	59,500	2,725,695
LTX Corp. (a)	409,700	2,163,216
Rudolph Technologies, Inc. (a)	42,920	670,840
Tessera Technologies, Inc. (a)	84,700	3,238,928

	Shares	Value (Note 1)
Varian Semiconductor Equipment Associates, Inc. (a)	35,550	$ 1,462,883
Verigy Ltd.	127,380	2,334,875
		33,547,962
Semiconductors - 21.3%
Advanced Micro Devices, Inc. (a)	283,236	4,404,320
Altera Corp. (a)	41,400	830,070
AMIS Holdings, Inc. (a)	201,200	2,080,408
Applied Micro Circuits Corp. (a)	890,800	3,064,352
Atheros Communications, Inc. (a)	138,700	3,295,512
Atmel Corp. (a)	273,300	1,634,334
Broadcom Corp. Class A (a)	579,122	18,485,574
Chartered Semiconductor Manufacturing Ltd. (a)	1,569,000	1,410,531
Conexant Systems, Inc. (a)	371,300	690,618
Cypress Semiconductor Corp. (a)	358,500	6,614,325
Himax Technologies, Inc. sponsored ADR	262,600	1,341,886
Hittite Microwave Corp. (a)	80,600	2,803,268
Ikanos Communications, Inc. (a)	102,953	833,919
Integrated Device Technology, Inc. (a)	180,400	2,729,452
Intel Corp.	1,256,800	26,342,528
Intersil Corp. Class A	210,600	4,961,736
LSI Logic Corp. (a)	841,000	7,905,400
Marvell Technology Group Ltd. (a)	1,748,900	31,987,381
Maxim Integrated Products, Inc.	131,200	4,040,960
Microtune, Inc. (a)	556,540	2,793,831
Mindspeed Technologies, Inc. (a)(d)	764,746	1,506,550
Monolithic Power Systems, Inc. (a)	133,100	1,638,461
MoSys, Inc. (a)(d)	32,100	265,146
National Semiconductor Corp.	379,700	8,782,461
Netlogic Microsystems, Inc. (a)	21,500	513,420
NVIDIA Corp. (a)	45,200	1,385,380
Pericom Semiconductor Corp. (a)	37,400	372,878
PixArt Imaging, Inc.	201,000	2,820,239
PLX Technology, Inc. (a)	45,400	461,264
PMC-Sierra, Inc. (a)	135,900	856,170
Saifun Semiconductors Ltd. (a)	140,000	1,953,000
Semtech Corp. (a)	90,100	1,234,370
Silicon Motion Technology Corp. sponsored ADR (a)	39,100	720,613
SiRF Technology Holdings, Inc. (a)(d)	81,800	2,401,648
Spansion, Inc. Class A (a)(d)	269,700	3,460,251
STATS ChipPAC Ltd. sponsored ADR (a)	645,700	5,398,052
Vimicro International Corp. sponsored ADR (a)	402,800	3,814,516
Volterra Semiconductor Corp. (a)	22,900	301,822
		166,136,646
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		199,684,608
SOFTWARE - 12.5%
Application Software - 9.1%
Adobe Systems, Inc. (a)	340,200	13,223,574
Common Stocks - continued
	Shares	Value (Note 1)
SOFTWARE - CONTINUED
Application Software - continued
Ansys, Inc. (a)	119,300	$ 5,951,877
BEA Systems, Inc. (a)	122,700	1,512,891
Hyperion Solutions Corp. (a)	33,100	1,397,482
Informatica Corp. (a)	847,750	10,647,740
Intuit, Inc. (a)	269,600	8,478,920
NAVTEQ Corp. (a)	111,856	3,968,651
Opsware, Inc. (a)	959,383	7,675,064
Salesforce.com, Inc. (a)	277,200	12,149,676
Ulticom, Inc. (a)	702,426	6,005,742
		71,011,617
Home Entertainment Software - 0.1%
THQ, Inc. (a)	37,900	1,148,370
Systems Software - 3.3%
Allot Communications Ltd.	21,200	220,904
Double-Take Software, Inc.	177,100	2,238,544
Oracle Corp. (a)	547,200	9,389,952
Red Hat, Inc. (a)	237,000	5,387,010
Sandvine Corp. (U.K.)	1,635,600	3,342,087
Sandvine Corp. (a)	2,163,300	4,412,647
Wind River Systems, Inc. (a)	53,131	527,060
		25,518,204
TOTAL SOFTWARE		97,678,191
SPECIALTY RETAIL - 0.3%
Computer & Electronics Retail - 0.3%
Gamestop Corp. Class B (a)	37,400	1,999,404
TOTAL COMMON STOCKS (Cost $798,924,951)		770,316,563
Convertible Preferred Stocks - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e) (Cost $258,032)	17,200	0
Convertible Bonds - 0.2%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13 (Cost $1,270,000)	$ 1,270,000	1,175,893
Money Market Funds - 2.8%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.35% (b)	3,325,275	$ 3,325,275
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	18,680,522	18,680,522
TOTAL MONEY MARKET FUNDS (Cost $22,005,797)		22,005,797
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $822,458,780)		793,498,253
NET OTHER ASSETS - (1.8)%		(13,837,211)
NET ASSETS - 100%		$ 779,661,042
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,003,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 258,032
OZ Optics Ltd. unit	8/18/00	$ 1,003,680
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 199,885
Fidelity Securities Lending Cash Central Fund	196,508
Total	$ 396,393
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	78.9%
Canada	6.8%
Bermuda	4.1%
Netherlands	2.0%
Israel	1.7%
Cayman Islands	1.7%
Singapore	1.2%
Others (individually less than 1%)	3.6%
100.0%
Income Tax Information
At July 31, 2006, the fund had a capital loss carryforward of approximately $1,516,738,814 of which $1,016,932,031 and $499,806,783 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Technology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,305,125) - See accompanying schedule: Unaffiliated issuers (cost $800,452,983)	$ 771,492,456
Fidelity Central Funds (cost $22,005,797)	22,005,797
Total Investments (cost $822,458,780)		$ 793,498,253
Cash		1,518
Receivable for investments sold		19,782,211
Receivable for fund shares sold		3,279,041
Dividends receivable		26,694
Interest receivable		23,226
Prepaid expenses		3,393
Other receivables		56,524
Total assets		816,670,860

Liabilities
Payable for investments purchased	$ 11,928,962
Payable for fund shares redeemed	4,997,192
Accrued management fee	372,543
Distribution fees payable	378,607
Other affiliated payables	284,971
Other payables and accrued expenses	367,021
Collateral on securities loaned, at value	18,680,522
Total liabilities		37,009,818

Net Assets		$ 779,661,042
Net Assets consist of:
Paid in capital		$ 2,291,140,582
Accumulated net investment loss		(5,206,848)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,477,311,827)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(28,960,865)
Net Assets		$ 779,661,042

Statement of Assets and Liabilities - continued

January 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($257,397,811 ÷ 14,019,400 shares)	$ 18.36

Maximum offering price per share (100/94.25 of $18.36)	$ 19.48
Class T: Net Asset Value and redemption price per share ($268,186,851 ÷ 14,920,993 shares)	$ 17.97

Maximum offering price per share (100/96.50 of $17.97)	$ 18.62
Class B: Net Asset Value and offering price per share ($151,662,925 ÷ 8,856,986 shares)A	$ 17.12

Class C: Net Asset Value and offering price per share ($88,538,302 ÷ 5,147,378 shares)A	$ 17.20

Institutional Class: Net Asset Value, offering price and redemption price per share ($13,875,153 ÷ 731,582 shares)	$ 18.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Technology

Statement of Operations

	Six months ended January 31, 2007 (Unaudited)
Investment Income
Dividends		$ 1,083,900
Interest		3,334
Income from Fidelity Central Funds (including $196,508 from security lending)		396,393
Total income		1,483,627

Expenses
Management fee	$ 2,233,399
Transfer agent fees	1,564,924
Distribution fees	2,356,808
Accounting and security lending fees	147,172
Custodian fees and expenses	43,233
Independent trustees' compensation	1,340
Registration fees	45,841
Audit	25,749
Legal	9,709
Interest	5,581
Miscellaneous	332,946
Total expenses before reductions	6,766,702
Expense reductions	(76,700)	6,690,002
Net investment income (loss)		(5,206,375)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	48,110,678
Foreign currency transactions	(9,134)
Total net realized gain (loss)		48,101,544
Change in net unrealized appreciation (depreciation) on: Investment securities	83,451,984
Assets and liabilities in foreign currencies	(889)
Total change in net unrealized appreciation (depreciation)		83,451,095
Net gain (loss)		131,552,639
Net increase (decrease) in net assets resulting from operations		$ 126,346,264

Statement of Changes in Net Assets

	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (5,206,375)	$ (11,357,485)
Net realized gain (loss)	48,101,544	133,807,053
Change in net unrealized appreciation (depreciation)	83,451,095	(146,818,598)
Net increase (decrease) in net assets resulting from operations	126,346,264	(24,369,030)
Share transactions - net increase (decrease)	(84,024,150)	(128,197,659)
Redemption fees	12,388	46,191
Total increase (decrease) in net assets	42,334,502	(152,520,498)

Net Assets
Beginning of period	737,326,540	889,847,038
End of period (including accumulated net investment loss of $5,206,848 and accumulated net investment loss of $473, respectively)	$ 779,661,042	$ 737,326,540

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.59	$ 16.16	$ 13.98	$ 13.36	$ 10.03	$ 17.76
Income from Investment Operations
Net investment income (loss) E	(.09)	(.15)	.02 H	(.17)	(.11)	(.15)
Net realized and unrealized gain (loss)	2.86	(.42)	2.24	.79	3.44	(7.58)
Total from investment operations	2.77	(.57)	2.26	.62	3.33	(7.73)
Distributions from net investment income	-	-	(.08)	-	-	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	- J
Net asset value, end of period	$ 18.36	$ 15.59	$ 16.16	$ 13.98	$ 13.36	$ 10.03
Total Return B, C, D	17.77%	(3.53)%	16.20%	4.64%	33.20%	(43.52)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.37% A	1.30%	1.37%	1.44%	1.70%	1.53%
Expenses net of fee waivers, if any	1.37% A	1.30%	1.37%	1.44%	1.59%	1.51%
Expenses net of all reductions	1.35% A	1.20%	1.26%	1.35%	1.38%	1.43%
Net investment income (loss)	(.98)% A	(.88)%	.12% H	(1.10)%	(1.03)%	(1.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 257,398	$ 189,054	$ 144,970	$ 123,389	$ 123,604	$ 101,649
Portfolio turnover rate G	221% A	258%	180%	105%	140%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.87)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.28	$ 15.88	$ 13.76	$ 13.17	$ 9.91	$ 17.59
Income from Investment Operations
Net investment income (loss) E	(.11)	(.19)	(.02) H	(.19)	(.14)	(.18)
Net realized and unrealized gain (loss)	2.80	(.41)	2.21	.78	3.40	(7.50)
Total from investment operations	2.69	(.60)	2.19	.59	3.26	(7.68)
Distributions from net investment income	-	-	(.07)	-	-	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	- J
Net asset value, end of period	$ 17.97	$ 15.28	$ 15.88	$ 13.76	$ 13.17	$ 9.91
Total Return B, C, D	17.60%	(3.78)%	15.94%	4.48%	32.90%	(43.66)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.61% A	1.55%	1.60%	1.62%	1.85%	1.70%
Expenses net of fee waivers, if any	1.61% A	1.55%	1.60%	1.62%	1.83%	1.70%
Expenses net of all reductions	1.60% A	1.44%	1.48%	1.53%	1.63%	1.62%
Net investment income (loss)	(1.22)% A	(1.13)%	(.11)% H	(1.28)%	(1.28)%	(1.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 268,187	$ 260,966	$ 315,930	$ 363,399	$ 367,257	$ 302,657
Portfolio turnover rate G	221% A	258%	180%	105%	140%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.10)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology

Financial Highlights - Class B

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 14.59	$ 15.24	$ 13.25	$ 12.76	$ 9.64	$ 17.21
Income from Investment Operations
Net investment income (loss) E	(.14)	(.27)	(.09) H	(.27)	(.17)	(.25)
Net realized and unrealized gain (loss)	2.67	(.38)	2.12	.76	3.29	(7.32)
Total from investment operations	2.53	(.65)	2.03	.49	3.12	(7.57)
Distributions from net investment income	-	-	(.04)	-	-	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	- J
Net asset value, end of period	$ 17.12	$ 14.59	$ 15.24	$ 13.25	$ 12.76	$ 9.64
Total Return B, C, D	17.34%	(4.27)%	15.33%	3.84%	32.37%	(43.99)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.11% A	2.05%	2.13%	2.21%	2.38%	2.28%
Expenses net of fee waivers, if any	2.11% A	2.05%	2.13%	2.21%	2.25%	2.25%
Expenses net of all reductions	2.09% A	1.94%	2.02%	2.12%	2.05%	2.18%
Net investment income (loss)	(1.72)% A	(1.63)%	(.65)% H	(1.87)%	(1.69)%	(1.81)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 151,663	$ 192,790	$ 309,020	$ 355,927	$ 391,832	$ 337,976
Portfolio turnover rate G	221% A	258%	180%	105%	140%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.64)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January, 31 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 14.66	$ 15.31	$ 13.31	$ 12.80	$ 9.67	$ 17.25
Income from Investment Operations
Net investment income (loss) E	(.14)	(.27)	(.08) H	(.26)	(.17)	(.24)
Net realized and unrealized gain (loss)	2.68	(.38)	2.12	.77	3.30	(7.34)
Total from investment operations	2.54	(.65)	2.04	.51	3.13	(7.58)
Distributions from net investment income	-	-	(.04)	-	-	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	- J
Net asset value, end of period	$ 17.20	$ 14.66	$ 15.31	$ 13.31	$ 12.80	$ 9.67
Total Return B, C, D	17.33%	(4.25)%	15.34%	3.98%	32.37%	(43.94)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.12% A	2.05%	2.10%	2.13%	2.28%	2.18%
Expenses net of fee waivers, if any	2.12% A	2.05%	2.10%	2.13%	2.25%	2.18%
Expenses net of all reductions	2.10% A	1.94%	1.99%	2.04%	2.05%	2.11%
Net investment income (loss)	(1.72)% A	(1.63)%	(.61)% H	(1.79)%	(1.69)%	(1.74)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 88,538	$ 82,835	$ 108,287	$ 125,926	$ 139,654	$ 123,034
Portfolio turnover rate G	221% A	258%	180%	105%	140%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 16.07	$ 16.60	$ 14.32	$ 13.61	$ 10.15	$ 17.90
Income from Investment Operations
Net investment income (loss) D	(.06)	(.09)	.09 G	(.09)	(.05)	(.08)
Net realized and unrealized gain (loss)	2.96	(.44)	2.30	.80	3.51	(7.67)
Total from investment operations	2.90	(.53)	2.39	.71	3.46	(7.75)
Distributions from net investment income	-	-	(.11)	-	-	-
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	- I
Net asset value, end of period	$ 18.97	$ 16.07	$ 16.60	$ 14.32	$ 13.61	$ 10.15
Total Return B, C	18.05%	(3.19)%	16.73%	5.22%	34.09%	(43.30)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.00% A	.90%	.92%	.93%	.99%	1.00%
Expenses net of fee waivers, if any	1.00% A	.90%	.92%	.93%	.99%	1.00%
Expenses net of all reductions	.98% A	.80%	.81%	.84%	.79%	.92%
Net investment income (loss)	(.60)% A	(.49)%	.57% G	(.59)%	(.43)%	(.56)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,875	$ 11,681	$ 11,640	$ 10,984	$ 11,511	$ 10,495
Portfolio turnover rate F	221% A	258%	180%	105%	140%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.42)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Technology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 47,065,146
Unrealized depreciation	(82,202,081)
Net unrealized appreciation (depreciation)	$ (35,136,935)
Cost for federal income tax purposes	$ 828,635,188

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. Prior to October 1, 2006, shares held in the Fund less than 60 days were subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Technology

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $865,640,188 and $967,173,852, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 283,538	$ 16,108
Class T	.25%	.25%	691,552	-
Class B	.75%	.25%	934,298	700,724
Class C	.75%	.25%	447,420	22,465
			$ 2,356,808	$ 739,297

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,745
Class T	15,431
Class B *	117,344
Class C *	4,670
$ 154,190

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets *
Class A	$ 455,940.40
Class T	546,292.40
Class B	367,341.39
Class C	177,724.40
Institutional Class	17,627.28
	$ 1,564,924

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $27,674 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,449,200	5.39%	$ 5,581

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $988 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $57,089 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 3,673
Class B	902
Class C	1,900
$ 6,475

Technology

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

The United States Securities and Exchange Commission("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2007	Year ended July 31, 2006	Six months ended January 31, 2007	Year ended July 31, 2006
Class A
Shares sold	4,131,811	5,933,920	$ 73,714,542	$ 105,071,198
Shares redeemed	(2,242,294)	(2,775,104)	(39,576,816)	(47,788,058)
Net increase (decrease)	1,889,517	3,158,816	$ 34,137,726	$ 57,283,140
Class T
Shares sold	1,109,833	3,384,477	$ 19,307,285	$ 58,748,287
Shares redeemed	(3,271,161)	(6,198,789)	(56,578,797)	(105,287,546)
Net increase (decrease)	(2,161,328)	(2,814,312)	$ (37,271,512)	$ (46,539,259)
Class B
Shares sold	193,098	539,586	$ 3,227,111	$ 8,903,373
Shares redeemed	(4,549,098)	(7,601,103)	(75,933,601)	(125,479,671)
Net increase (decrease)	(4,356,000)	(7,061,517)	$ (72,706,490)	$ (116,576,298)
Class C
Shares sold	330,360	570,438	$ 5,510,992	$ 9,501,649
Shares redeemed	(834,754)	(1,991,739)	(13,835,922)	(32,610,461)
Net increase (decrease)	(504,394)	(1,421,301)	$ (8,324,930)	$ (23,108,812)
Institutional Class
Shares sold	132,866	258,108	$ 2,471,258	$ 4,843,216
Shares redeemed	(128,159)	(232,556)	(2,330,202)	(4,099,646)
Net increase (decrease)	4,707	25,552	$ 141,056	$ 743,570

Semiannual Report

Advisor Utilities Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Class A
Actual	$ 1,000.00	$ 1,139.50	$ 7.33**
HypotheticalA	$ 1,000.00	$ 1,018.35	$ 6.92**
Class T
Actual	$ 1,000.00	$ 1,136.90	$ 8.89**
HypotheticalA	$ 1,000.00	$ 1,016.89	$ 8.39**
Class B
Actual	$ 1,000.00	$ 1,134.60	$ 11.46**
HypotheticalA	$ 1,000.00	$ 1,014.47	$ 10.82**
Class C
Actual	$ 1,000.00	$ 1,135.00	$ 11.03**
HypotheticalA	$ 1,000.00	$ 1,014.87	$ 10.41**
Institutional Class
Actual	$ 1,000.00	$ 1,141.20	$ 5.24**
HypotheticalA	$ 1,000.00	$ 1,020.32	$ 4.94**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.36%**
Class T	1.65%**
Class B	2.13%**
Class C	2.05%**
Institutional Class	.97%**

Utilities

* * If fees, effective January 1, 2007, had been in effect during the entire period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.26%
Actual		$ 6.80
Hypothetical A		$ 6.41
Class T	1.55%
Actual		$ 8.35
Hypothetical A		$ 7.88
Class B	2.03%
Actual		$ 10.92
Hypothetical A		$ 10.31
Class C	2.01%
Actual		$ 10.82
Hypothetical A		$ 10.21
Institutional Class	.95%
Actual		$ 5.13
Hypothetical A		$ 4.84

A 5% return per year before expenses

Semiannual Report

Advisor Utilities Fund

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Constellation Energy Group, Inc.	6.4	0.0
Entergy Corp.	6.1	3.2
Exelon Corp.	5.3	4.5
AES Corp.	5.3	3.1
Sempra Energy	5.2	1.3
Public Service Enterprise Group, Inc.	5.0	1.9
Duke Energy Corp.	4.8	2.3
TXU Corp.	4.5	3.3
FPL Group, Inc.	4.4	3.6
American Electric Power Co., Inc.	4.1	0.0
	51.1
Top Industries (% of fund's net assets)
As of January 31, 2007
Electric Utilities	45.7%
Multi-utilities	24.2%
Independent Power Producers & Energy Traders	19.1%
Gas Utilities	4.0%
Oil, Gas & Consumable Fuels	3.9%
All Others*	3.1%

As of July 31, 2006
Diversified Telecommunication Services	50.5%
Electric Utilities	17.7%
Wireless Telecommunication Services	10.9%
Independent Power Producers & Energy Traders	9.0%
Multi-utilities	8.5%
All Others*	3.4%

* Includes short-term investments and net other assets.

Utilities

Advisor Utilities Fund

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (Note 1)
CHEMICALS - 0.3%
Specialty Chemicals - 0.3%
Zoltek Companies, Inc. (a)(d)	24,500	$ 654,640
ELECTRIC UTILITIES - 45.7%
Electric Utilities - 45.7%
Allegheny Energy, Inc. (a)	105,800	4,921,816
American Electric Power Co., Inc.	222,900	9,702,837
DPL, Inc.	141,100	4,046,748
Duke Energy Corp.	570,800	11,239,052
Edison International	110,700	4,979,286
Entergy Corp.	154,100	14,308,185
Exelon Corp. (d)	207,500	12,447,925
FirstEnergy Corp.	133,600	7,926,488
FPL Group, Inc.	183,200	10,378,280
ITC Holdings Corp.	14,000	609,000
Northeast Utilities	210,700	5,825,855
Pepco Holdings, Inc.	119,000	3,044,020
PPL Corp.	195,400	6,956,240
Progress Energy, Inc.	97,500	4,635,150
Reliant Energy, Inc. (a)	123,000	1,830,240
Sierra Pacific Resources (a)	273,800	4,660,076
		107,511,198
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
Electronic Equipment & Instruments - 0.3%
Itron, Inc. (a)	11,200	645,568
GAS UTILITIES - 4.0%
Gas Utilities - 4.0%
Equitable Resources, Inc. (d)	56,600	2,447,950
ONEOK, Inc.	45,100	1,935,241
Questar Corp.	34,100	2,768,920
Southern Union Co.	80,600	2,241,486
		9,393,597
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 19.1%
Independent Power Producers & Energy Traders - 19.1%
AES Corp. (a)	593,700	12,343,023
Constellation Energy Group, Inc.	208,300	15,112,165
Dynegy, Inc. Class A (a)	65,200	459,660
International Power PLC	165,500	1,171,411
NRG Energy, Inc. (d)	85,700	5,136,001
TXU Corp.	196,200	10,610,496
		44,832,756
MULTI-UTILITIES - 24.2%
Multi-Utilities - 24.2%
Alliant Energy Corp.	47,300	1,719,355
Ameren Corp.	31,400	1,667,654
CenterPoint Energy, Inc. (d)	216,100	3,729,886

	Shares	Value (Note 1)
CMS Energy Corp. (a)	226,690	$ 3,783,456
DTE Energy Co.	61,100	2,833,207
MDU Resources Group, Inc.	92,600	2,393,710
PG&E Corp. (d)	142,000	6,628,560
Public Service Enterprise Group, Inc.	176,600	11,837,498
Puget Energy, Inc.	93,500	2,296,360
Sempra Energy	211,500	12,135,870
Wisconsin Energy Corp.	148,900	6,932,784
WPS Resources Corp.	17,100	907,155
		56,865,495
OIL, GAS & CONSUMABLE FUELS - 3.9%
Coal & Consumable Fuels - 0.7%
Cameco Corp.	47,200	1,797,981
Oil & Gas Storage & Transport - 3.2%
Spectra Energy Corp.	285,400	7,454,648
TOTAL OIL, GAS & CONSUMABLE FUELS		9,252,629
TOTAL COMMON STOCKS (Cost $210,656,222)		229,155,883
Money Market Funds - 11.0%

Fidelity Cash Central Fund, 5.35% (b)	6,663,835	6,663,835
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	19,271,088	19,271,088
TOTAL MONEY MARKET FUNDS (Cost $25,934,923)	25,934,923
TOTAL INVESTMENT PORTFOLIO - 108.5% (Cost $236,591,145)	255,090,806
NET OTHER ASSETS - (8.5)%	(19,953,221)
NET ASSETS - 100%	$ 235,137,585
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 119,768
Fidelity Securities Lending Cash Central Fund	16,106
Total	$ 135,874
Income Tax Information
At July 31, 2006, the fund had a capital loss carryforward of approximately $289,540,228 of which $135,127,696 and $154,412,532 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Utilities

Advisor Utilities Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,937,940) - See accompanying schedule: Unaffiliated issuers (cost $210,656,222)	$ 229,155,883
Fidelity Central Funds (cost $25,934,923)	25,934,923
Total Investments (cost $236,591,145)		$ 255,090,806
Cash		16,433
Receivable for fund shares sold		788,172
Dividends receivable		113,202
Interest receivable		17,904
Prepaid expenses		864
Other receivables		4,866
Total assets		256,032,247

Liabilities
Payable for fund shares redeemed	$ 1,218,466
Accrued management fee	114,653
Distribution fees payable	121,740
Other affiliated payables	79,920
Other payables and accrued expenses	88,795
Collateral on securities loaned, at value	19,271,088
Total liabilities		20,894,662

Net Assets		$ 235,137,585
Net Assets consist of:
Paid in capital		$ 476,090,131
Distributions in excess of net investment income		(199,059)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(259,253,148)
Net unrealized appreciation (depreciation) on investments		18,499,661
Net Assets		$ 235,137,585

Statement of Assets and Liabilities - continued

January 31, 2007 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($66,165,228 ÷ 3,420,172 shares)	$ 19.35

Maximum offering price per share (100/94.25 of $19.35)	$ 20.53
Class T: Net Asset Value and redemption price per share ($61,834,621 ÷ 3,196,766 shares)	$ 19.34

Maximum offering price per share (100/96.50 of $19.34)	$ 20.04
Class B: Net Asset Value and offering price per share ($58,522,795 ÷ 3,064,293 shares)A	$ 19.10

Class C: Net Asset Value and offering price per share ($39,463,795 ÷ 2,068,849 shares)A	$ 19.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,151,146 ÷ 468,944 shares)	$ 19.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Utilities Fund
Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2007 (Unaudited)

Investment Income
Dividends		$ 2,169,669
Interest		53
Income from Fidelity Central Funds		135,874
Total income		2,305,596

Expenses
Management fee	$ 625,486
Transfer agent fees	424,978
Distribution fees	721,071
Accounting and security lending fees	47,072
Custodian fees and expenses	5,878
Independent trustees' compensation	364
Registration fees	35,670
Audit	22,165
Legal	2,483
Miscellaneous	65,341
Total expenses before reductions	1,950,508
Expense reductions	(3,718)	1,946,790
Net investment income (loss)		358,806
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	33,282,013
Foreign currency transactions	254
Total net realized gain (loss)		33,282,267
Change in net unrealized appreciation (depreciation) on investment securities		(5,601,786)
Net gain (loss)		27,680,481
Net increase (decrease) in net assets resulting from operations		$ 28,039,287

Statement of Changes in Net Assets

	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 358,806	$ 1,994,007
Net realized gain (loss)	33,282,267	26,815,933
Change in net unrealized appreciation (depreciation)	(5,601,786)	(2,675,823)
Net increase (decrease) in net assets resulting from operations	28,039,287	26,134,117
Distributions to shareholders from net investment income	(1,795,352)	(1,886,398)
Share transactions - net increase (decrease)	10,901,733	(30,269,037)
Redemption fees	4,291	5,377
Total increase (decrease) in net assets	37,149,959	(6,015,941)

Net Assets
Beginning of period	197,987,626	204,003,567
End of period (including distributions in excess of net investment income of $199,059 and undistributed net investment income of $1,237,487, respectively)	$ 235,137,585	$ 197,987,626

See accompanying notes which are an integral part of the financial statements.

Utilities

Financial Highlights - Class A

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 17.20	$ 15.17	$ 12.09	$ 10.37	$ 8.74	$ 15.18
Income from Investment Operations
Net investment income (loss) E	.07	.24	.28 H	.10	.13	.10
Net realized and unrealized gain (loss)	2.31	2.06	3.01	1.72	1.69	(6.54)
Total from investment operations	2.38	2.30	3.29	1.82	1.82	(6.44)
Distributions from net investment income	(.23)	(.27)	(.21)	(.10)	(.19)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	- J
Net asset value, end of period	$ 19.35	$ 17.20	$ 15.17	$ 12.09	$ 10.37	$ 8.74
Total Return B, C, D	13.95%	15.38%	27.48%	17.67%	21.22%	(42.42)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.36% A	1.34%	1.39%	1.51%	1.67%	1.45%
Expenses net of fee waivers, if any	1.36% A	1.34%	1.39%	1.50%	1.58%	1.45%
Expenses net of all reductions	1.36% A	1.32%	1.36%	1.45%	1.47%	1.36%
Net investment income (loss)	.72% A	1.51%	2.03% H	.87%	1.46%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,165	$ 40,599	$ 29,150	$ 21,987	$ 21,761	$ 22,377
Portfolio turnover rate G	190% A	64%	44%	38%	81%	116%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.39%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 17.18	$ 15.10	$ 12.04	$ 10.33	$ 8.68	$ 15.11
Income from Investment Operations
Net investment income (loss) E	.04	.19	.24 H	.07	.11	.07
Net realized and unrealized gain (loss)	2.30	2.08	2.99	1.72	1.68	(6.50)
Total from investment operations	2.34	2.27	3.23	1.79	1.79	(6.43)
Distributions from net investment income	(.18)	(.19)	(.17)	(.08)	(.14)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	-J
Net asset value, end of period	$ 19.34	$ 17.18	$ 15.10	$ 12.04	$ 10.33	$ 8.68
Total Return B, C, D	13.69%	15.20%	27.03%	17.42%	20.91%	(42.55)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.65% A	1.60%	1.67%	1.79%	1.94%	1.71%
Expenses net of fee waivers, if any	1.65% A	1.60%	1.67%	1.75%	1.83%	1.71%
Expenses net of all reductions	1.64% A	1.58%	1.64%	1.70%	1.72%	1.62%
Net investment income (loss)	.44% A	1.25%	1.76% H	.62%	1.21%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,835	$ 52,128	$ 55,683	$ 53,255	$ 55,510	$ 59,306
Portfolio turnover rate G	190% A	64%	44%	38%	81%	116%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.12%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 16.90	$ 14.83	$ 11.82	$ 10.15	$ 8.49	$ 14.85
Income from Investment Operations
Net investment income (loss) E	- J	.12	.17 H	.01	.07	.01
Net realized and unrealized gain (loss)	2.27	2.03	2.95	1.69	1.65	(6.37)
Total from investment operations	2.27	2.15	3.12	1.70	1.72	(6.36)
Distributions from net investment income	(.07)	(.08)	(.11)	(.03)	(.06)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	- J
Net asset value, end of period	$ 19.10	$ 16.90	$ 14.83	$ 11.82	$ 10.15	$ 8.49
Total Return B, C, D	13.46%	14.57%	26.51%	16.79%	20.37%	(42.83)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.13% A	2.09%	2.14%	2.25%	2.32%	2.20%
Expenses net of fee waivers, if any	2.13% A	2.09%	2.14%	2.25%	2.25%	2.20%
Expenses net of all reductions	2.13% A	2.06%	2.11%	2.20%	2.13%	2.11%
Net investment income (loss)	(.05)% A	.76%	1.28% H	.12%	.79%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,523	$ 65,959	$ 82,577	$ 84,742	$ 87,868	$ 91,517
Portfolio turnover rate G	190% A	64%	44%	38%	81%	116%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .64%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 16.91	$ 14.84	$ 11.84	$ 10.16	$ 8.50	$ 14.85
Income from Investment Operations
Net investment income (loss) E	- J	.13	.18 H	.02	.07	.02
Net realized and unrealized gain (loss)	2.27	2.04	2.94	1.70	1.65	(6.37)
Total from investment operations	2.27	2.17	3.12	1.72	1.72	(6.35)
Distributions from net investment income	(.10)	(.10)	(.12)	(.04)	(.06)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	- J
Net asset value, end of period	$ 19.08	$ 16.91	$ 14.84	$ 11.84	$ 10.16	$ 8.50
Total Return B, C, D	13.50%	14.72%	26.48%	16.98%	20.35%	(42.76)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.05% A	2.02%	2.07%	2.17%	2.23%	2.11%
Expenses net of fee waivers, if any	2.05% A	2.02%	2.07%	2.17%	2.23%	2.11%
Expenses net of all reductions	2.05% A	2.00%	2.04%	2.12%	2.12%	2.02%
Net investment income (loss)	.04% A	.83%	1.36% H	.21%	.80%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,464	$ 32,823	$ 34,827	$ 35,038	$ 37,530	$ 41,496
Portfolio turnover rate G	190% A	64%	44%	38%	81%	116%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .72%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Utilities

Financial Highlights - Institutional Class

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 17.38	$ 15.31	$ 12.20	$ 10.47	$ 8.86	$ 15.31
Income from Investment Operations
Net investment income (loss) D	.10	.30	.33 G	.15	.18	.16
Net realized and unrealized gain (loss)	2.33	2.10	3.03	1.73	1.71	(6.61)
Total from investment operations	2.43	2.40	3.36	1.88	1.89	(6.45)
Distributions from net investment income	(.30)	(.33)	(.25)	(.15)	(.28)	-
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	- I
Net asset value, end of period	$ 19.51	$ 17.38	$ 15.31	$ 12.20	$ 10.47	$ 8.86
Total Return B, C	14.12%	15.95%	27.88%	18.14%	21.94%	(42.13)%
Ratios to Average Net Assets E, H
Expenses before reductions	.97% A	.94%	.99%	1.09%	1.06%	.96%
Expenses net of fee waivers, if any	.97% A	.94%	.99%	1.09%	1.06%	.96%
Expenses net of all reductions	.97% A	.92%	.96%	1.04%	.94%	.87%
Net investment income (loss)	1.12% A	1.91%	2.44% G	1.29%	1.98%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,151	$ 6,479	$ 1,766	$ 2,254	$ 2,891	$ 2,939
Portfolio turnover rate F	190% A	64%	44%	38%	81%	116%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.80%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Utilities Fund (the Fund) (formerly Fidelity Advisor Telecommunications & Utilities Growth Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return

Utilities

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 20,609,499
Unrealized depreciation	(2,125,772)
Net unrealized appreciation (depreciation)	$ 18,483,727
Cost for federal income tax purposes	$ 236,607,079

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. Prior to October 1, 2006, shares held in the Fund less than 60 days were subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $218,051,304 and $207,868,689, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 67,361	$ 1,215
Class T	.25%	.25%	146,214	-
Class B	.75%	.25%	320,379	240,284
Class C	.75%	.25%	187,117	19,666
			$ 721,071	$ 261,165

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 24,834
Class T	6,106
Class B*	31,398
Class C*	1,071
$ 63,409

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 103,320.39
Class T	122,006.42
Class B	129,851.41
Class C	60,019.32
Institutional Class	9,782.24
	$ 424,978

* Annualized

Utilities

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company, FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $313 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $270 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $16,106.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,718 for the period.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other - continued

desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2007	Year ended July 31, 2006
From net investment income
Class A	$ 644,013	$ 515,686
Class T	560,452	679,149
Class B	253,850	428,719
Class C	209,021	227,882
Institutional Class	128,016	34,962
Total	$ 1,795,352	$ 1,886,398

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2007	Year ended July 31, 2006	Six months ended January 31, 2007	Year ended July 31, 2006
Class A
Shares sold	1,401,594	1,157,742	$ 25,754,707	$ 18,299,828
Reinvestment of distributions	31,700	29,809	573,106	453,431
Shares redeemed	(372,908)	(749,911)	(6,912,091)	(11,656,126)
Net increase (decrease)	1,060,386	437,640	$ 19,415,722	$ 7,097,133
Class T
Shares sold	521,573	427,549	$ 9,505,197	$ 6,679,626
Reinvestment of distributions	29,414	41,716	530,972	634,275
Shares redeemed	(389,234)	(1,121,239)	(7,181,677)	(17,325,224)
Net increase (decrease)	161,753	(651,974)	$ 2,854,492	$ (10,011,323)
Class B
Shares sold	230,176	164,555	$ 4,139,686	$ 2,522,243
Reinvestment of distributions	12,603	24,747	221,272	371,052
Shares redeemed	(1,081,495)	(1,855,539)	(19,688,803)	(28,512,346)
Net increase (decrease)	(838,716)	(1,666,237)	$ (15,327,845)	$ (25,619,051)
Class C
Shares sold	416,690	246,869	$ 7,488,235	$ 3,819,729
Reinvestment of distributions	8,956	11,397	157,448	170,983
Shares redeemed	(298,255)	(663,040)	(5,449,188)	(10,076,221)
Net increase (decrease)	127,391	(404,774)	$ 2,196,495	$ (6,085,509)
Institutional Class
Shares sold	147,287	292,241	$ 2,723,884	$ 4,893,596
Reinvestment of distributions	2,016	1,223	36,805	18,745
Shares redeemed	(53,075)	(36,084)	(997,820)	(562,628)
Net increase (decrease)	96,228	257,380	$ 1,762,869	$ 4,349,713

Utilities

Proxy Voting Results

A special meeting of each fund's shareholders was held on September 28, 2006 and September 30, 2006. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A, C
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	2,206,930,035.62	96.925
Withheld	70,013,151.28	3.075
TOTAL	2,276,943,186.90	100.000
Albert R. Gamper, Jr.
Affirmative	2,206,929,647.55	96.925
Withheld	70,013,539.35	3.075
TOTAL	2,276,943,186.90	100.000
Robert M. Gates
Affirmative	2,205,212,761.55	96.850
Withheld	71,730,425.35	3.150
TOTAL	2,276,943,186.90	100.000
George H. Heilmeier
Affirmative	2,204,247,730.70	96.807
Withheld	72,695,456.20	3.193
TOTAL	2,276,943,186.90	100.000
Edward C. Johnson 3d
Affirmative	2,203,739,123.67	96.785
Withheld	73,204,063.23	3.215
TOTAL	2,276,943,186.90	100.000
Stephen P. Jonas
Affirmative	2,207,154,045.47	96.935
Withheld	69,789,141.43	3.065
TOTAL	2,276,943,186.90	100.000
James H. KeyesB
Affirmative	2,205,258,024.08	96.852
Withheld	71,685,162.82	3.148
TOTAL	2,276,943,186.90	100.000
Marie L. Knowles
Affirmative	2,205,892,060.16	96.880
Withheld	71,051,126.74	3.120
TOTAL	2,276,943,186.90	100.000
Ned C. Lautenbach
Affirmative	2,205,297,807.97	96.853
Withheld	71,645,378.93	3.147
TOTAL	2,276,943,186.90	100.000
William O. McCoy
Affirmative	2,204,396,505.93	96.814
Withheld	72,546,680.97	3.186
TOTAL	2,276,943,186.90	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	2,206,981,118.77	96.927
Withheld	69,962,068.13	3.073
TOTAL	2,276,943,186.90	100.000
Cornelia M. Small
Affirmative	2,206,379,820.44	96.901
Withheld	70,563,366.46	3.099
TOTAL	2,276,943,186.90	100.000
William S. Stavropoulos
Affirmative	2,205,403,278.90	96.858
Withheld	71,539,908.00	3.142
TOTAL	2,276,943,186.90	100.000
Kenneth L. Wolfe
Affirmative	2,205,707,840.10	96.871
Withheld	71,235,346.80	3.129
TOTAL	2,276,943,186.90	100.000
PROPOSAL 2A
To modify the fundamental "invests primarily" policy (the investment policy concerning the fund's primary investments) of Fidelity Advisor Consumer Discretionary Fund.D
	# of Votes	% of Votes
Affirmative	25,052,022.13	70.939
Against	1,507,700.50	4.269
Abstain	2,181,277.38	6.177
Broker Non-Votes	6,573,990.16	18.615
TOTAL	35,314,990.17	100.000
PROPOSAL 2B
To modify the fundamental concentration policy of Fidelity Advisor Consumer Discretionary Fund.D
	# of Votes	% of Votes
Affirmative	24,468,395.75	69.286
Against	1,941,580.95	5.498
Abstain	2,331,023.31	6.601
Broker Non-Votes	6,573,990.16	18.615
TOTAL	35,314,990.17	100.000
PROPOSAL 3A
To modify the fundamental "invests primarily" policy (the investment policy concerning the fund's primary investments) of Fidelity Advisor Industrials Fund.C
	# of Votes	% of Votes
Affirmative	103,262,001.88	67.400
Against	4,354,979.52	2.842
Abstain	6,913,004.08	4.513
Broker Non-Votes	38,678,502.70	25.246
TOTAL	153,208,488.18	100.000
PROPOSAL 3B
To modify the fundamental concentration policy of Fidelity Advisor Industrials Fund.C
	# of Votes	% of Votes
Affirmative	103,063,141.29	67.270
Against	4,478,980.28	2.923
Abstain	6,987,863.91	4.561
Broker Non-Votes	38,678,502.70	25.246
TOTAL	153,208,488.18	100.000
PROPOSAL 4A
To modify the fundamental concentration policy of Fidelity Advisor Utilities Fund.D
	# of Votes	% of Votes
Affirmative	78,803,170.56	70.172
Against	3,577,908.42	3.186
Abstain	6.541,369.10	5.825
Broker Non-Votes	23,378,154.01	20.817
TOTAL	112,300,602.09	100.000
PROPOSAL 5A
To modify the fundamental "invests primarily" policy (the investment policy concerning the fund's primary investments) of Fidelity Advisor Communications Equipment Fund.D
	# of Votes	% of Votes
Affirmative	5,159,022.72	69.946
Against	285,575.04	3.872
Abstain	443,398.62	6.011
Broker Non-Votes	1,487,692.54	20.170
TOTAL	7,375,688.92	100.000
PROPOSAL 5B
To modify the fundamental concentration policy of Fidelity Advisor Communications Equipment Fund.D
	# of Votes	% of Votes
Affirmative	5,159,987.88	69.959
Against	295,440.44	4.006
Abstain	432,568.06	5.864
Broker Non-Votes	1,487,692.54	20.170
TOTAL	7,375,688.92	100.000
PROPOSAL 6A
To modify the fundamental investment objective of Fidelity Advisor Energy Fund.D
	# of Votes	% of Votes
Affirmative	335,212,227.18	68.272
Against	23,151,143.88	4.716
Abstain	28,129,279.36	5.728
Broker Non-Votes	104,499,231.10	21.283
TOTAL	490,991,881.52	100.000
PROPOSAL 6B
To modify the fundamental investment policy of Fidelity Advisor Energy Fund.D
	# of Votes	% of Votes
Affirmative	338,904,300.69	69.024
Against	21,528,314.89	4.385
Abstain	26,060,034.84	5.307
Broker Non-Votes	104,499,231.10	21.283
TOTAL	490,991,881.52	100.000
PROPOSAL 6C
To modify the fundamental concentration policy of Fidelity Advisor Energy Fund.D
	# of Votes	% of Votes
Affirmative	334,458,778.33	68.119
Against	22,220,293.16	4.526
Abstain	29,813,578.93	6.072
Broker Non-Votes	104,499,231.10	21.283
TOTAL	490,991,881.52	100.000

A Denotes trust-wide proposal and voting results.

B Effective on or about January 1, 2007.

C The special meeting of shareholders reconvened on September 30, 2006 with respect to this proposal.

D The special meeting of shareholders reconvened on September 28, 2006 with respect to this proposal.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank

New York, NY

Brown Brothers Harriman & Co. (dagger)

Boston, MA

State Street Bank and Trust (dagger)(dagger)

Quincy, MA

* Custodian for Fidelity Advisor Energy Fund only.

(dagger)(dagger) Custodian for Fidelity Advisor Biotechnology Fund, Fidelity Advisor
Communications Equipment Fund, and Fidelity Advisor Electronics Fund only.

AFOCI-USAN-0307
1.789280.104

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Real Estate
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

January 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Class A
Actual	$ 1,000.00	$ 1,251.60	$ 7.09
Hypothetical A	$ 1,000.00	$ 1,018.90	$ 6.36
Class T
Actual	$ 1,000.00	$ 1,250.50	$ 8.51
Hypothetical A	$ 1,000.00	$ 1,017.64	$ 7.63
Class B
Actual	$ 1,000.00	$ 1,246.90	$ 11.33
Hypothetical A	$ 1,000.00	$ 1,015.12	$ 10.16
	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Class C
Actual	$ 1,000.00	$ 1,246.90	$ 11.33
Hypothetical A	$ 1,000.00	$ 1,015.12	$ 10.16
Institutional Class
Actual	$ 1,000.00	$ 1,253.30	$ 5.68
Hypothetical A	$ 1,000.00	$ 1,020.16	$ 5.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	1.00%

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Equity Residential (SBI)	7.2	7.4
Equity Office Properties Trust	6.9	5.5
General Growth Properties, Inc.	6.0	5.9
Public Storage, Inc.	5.6	3.0
Vornado Realty Trust	5.2	4.0
Simon Property Group, Inc.	5.0	5.3
Duke Realty LP	4.7	4.3
ProLogis Trust	4.6	6.4
Host Hotels & Resorts, Inc.	4.5	5.5
Boston Properties, Inc.	3.6	4.2
	53.3
Top Five REIT Sectors as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Office Buildings	23.0	22.7
REITs - Apartments	17.9	16.6
REITs - Industrial Buildings	16.5	13.7
REITs - Malls	14.5	14.8
REITs - Shopping Centers	11.7	13.6
Asset Allocation (% of fund's net assets)
As of January 31, 2007 *		As of July 31, 2006 **
	Stocks 98.5%		Stocks 97.1%
	Short-Term Investments and Net Other Assets 1.5%		Short-Term Investments and Net Other Assets 2.9%
* Foreign investments	1.6%	** Foreign investments	0.0%

Semiannual Report

Investments January 31, 2007

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Diversified Commercial & Professional Services - 0.5%
The Geo Group, Inc. (a)	46,850	$ 2,052,967
HEALTH CARE PROVIDERS & SERVICES - 1.0%
Health Care Facilities - 1.0%
Brookdale Senior Living, Inc.	61,000	2,928,000
Capital Senior Living Corp. (a)	49,727	529,095
Sun Healthcare Group, Inc. (a)	37,500	462,000
TOTAL HEALTH CARE FACILITIES		3,919,095
HOTELS, RESTAURANTS & LEISURE - 3.2%
Hotels, Resorts & Cruise Lines - 3.2%
Gaylord Entertainment Co. (a)	6,800	375,768
Hilton Hotels Corp.	42,100	1,489,919
Starwood Hotels & Resorts Worldwide, Inc.	168,900	10,569,762
TOTAL HOTELS, RESORTS & CRUISE LINES		12,435,449
REAL ESTATE INVESTMENT TRUSTS - 92.2%
REITs - Apartments - 17.9%
AvalonBay Communities, Inc.	68,100	10,103,316
BRE Properties, Inc. Class A	115,400	8,009,914
Equity Residential (SBI)	497,100	27,976,787
GMH Communities Trust	179,979	1,765,594
Home Properties of New York, Inc.	125,500	8,068,395
United Dominion Realty Trust, Inc. (SBI)	419,600	13,758,684
TOTAL REITS - APARTMENTS		69,682,690
REITs - Factory Outlets - 2.0%
Tanger Factory Outlet Centers, Inc.	193,500	7,856,100
REITs - Hotels - 4.5%
Host Hotels & Resorts, Inc. (d)	666,594	17,644,743
REITs - Industrial Buildings - 16.5%
AMB Property Corp. (SBI)	14,400	876,240
DCT Industrial Trust, Inc.	450,200	5,321,364
Duke Realty LP	415,110	18,314,653
Common Stocks - continued
	Shares	Value (Note 1)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Industrial Buildings - continued
ProLogis Trust	278,623	$ 18,110,495
Public Storage, Inc.	199,418	21,688,702
TOTAL REITS - INDUSTRIAL BUILDINGS		64,311,454
REITs - Malls - 14.5%
CBL & Associates Properties, Inc.	222,907	10,461,026
General Growth Properties, Inc.	383,099	23,568,250
Simon Property Group, Inc.	170,000	19,446,300
Taubman Centers, Inc.	54,000	3,146,580
TOTAL REITS - MALLS		56,622,156
REITs - Management/Investment - 1.9%
Equity Lifestyle Properties, Inc.	48,900	2,700,747
Mission West Properties, Inc.	124,100	1,585,998
Washington (REIT) (SBI) (d)	68,800	2,941,200
TOTAL REITS - MANAGEMENT/INVESTMENT		7,227,945
REITs - Mortgage - 0.2%
HomeBanc Mortgage Corp., Georgia	210,200	695,762
REITs - Office Buildings - 23.0%
Alexandria Real Estate Equities, Inc. (d)	115,600	12,526,416
American Financial Realty Trust (SBI)	285,600	3,193,008
Boston Properties, Inc. (d)	111,900	14,109,471
Corporate Office Properties Trust (SBI)	201,300	10,725,264
Douglas Emmett, Inc.	133,800	3,660,768
Equity Office Properties Trust	481,400	26,741,770
Kilroy Realty Corp.	33,900	2,943,876
SL Green Realty Corp.	72,400	10,612,392
Sovran Self Storage, Inc.	82,702	4,962,120
TOTAL REITS - OFFICE BUILDINGS		89,475,085
REITs - Shopping Centers - 11.7%
Developers Diversified Realty Corp.	98,100	6,584,472
Inland Real Estate Corp. (d)	225,800	4,565,676
Kimco Realty Corp.	192,990	9,572,304
Kite Realty Group Trust	55,600	1,084,200
Common Stocks - continued
	Shares	Value (Note 1)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Shopping Centers - continued
Vornado Realty Trust	165,350	$ 20,230,573
Weingarten Realty Investors (SBI)	67,900	3,361,729
TOTAL REITS - SHOPPING CENTERS		45,398,954
TOTAL REAL ESTATE INVESTMENT TRUSTS		358,914,889
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.6%
Real Estate Management & Development - 1.6%
Brookfield Properties Corp.	114,200	5,314,869
GAGFAH SA	26,600	796,003
HFF, Inc. (a)	9,400	175,780
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		6,286,652
TOTAL COMMON STOCKS (Cost $275,456,514)		383,609,052
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 5.35% (b)	10,028,754	10,028,754
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	7,469,675	7,469,675
TOTAL MONEY MARKET FUNDS (Cost $17,498,429)		17,498,429
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $292,954,943)		401,107,481
NET OTHER ASSETS - (3.0)%		(11,788,898)
NET ASSETS - 100%		$ 389,318,583
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 236,184
Fidelity Securities Lending Cash Central Fund	8,590
Total	$ 244,774

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2007

Assets
Investment in securities, at value (including securities loaned of $7,434,250) - See accompanying schedule: Unaffiliated issuers (cost $275,456,514)	$ 383,609,052
Fidelity Central Funds (cost $17,498,429)	17,498,429
Total Investments (cost $292,954,943)		$ 401,107,481
Foreign currency held at value (cost $13)		13
Receivable for investments sold		4,984,890
Receivable for fund shares sold		1,785,737
Dividends receivable		249,352
Interest receivable		34,113
Prepaid expenses		1,107
Other receivables		1,259
Total assets		408,163,952

Liabilities
Payable to custodian bank	$ 135,894
Payable for investments purchased	9,947,295
Payable for fund shares redeemed	771,252
Accrued management fee	175,965
Distribution fees payable	152,709
Other affiliated payables	97,673
Other payables and accrued expenses	94,906
Collateral on securities loaned, at value	7,469,675
Total liabilities		18,845,369

Net Assets		$ 389,318,583
Net Assets consist of:
Paid in capital		$ 269,706,520
Distributions in excess of net investment income		(107,114)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,566,639
Net unrealized appreciation (depreciation) on investments		108,152,538
Net Assets		$ 389,318,583

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($142,593,071 ÷ 6,061,554 shares)	$ 23.52

Maximum offering price per share (100/94.25 of $23.52)	$ 24.95
Class T: Net Asset Value and redemption price per share ($138,591,356 ÷ 5,892,729 shares)	$ 23.52

Maximum offering price per share (100/96.50 of $23.52)	$ 24.37
Class B: Net Asset Value and offering price per share ($37,170,197 ÷ 1,587,343 shares)A	$ 23.42

Class C: Net Asset Value and offering price per share ($58,365,355 ÷ 2,492,471 shares)A	$ 23.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,598,604 ÷ 532,599 shares)	$ 23.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2007

Investment Income
Dividends		$ 3,298,892
Interest		11
Income from Fidelity Central Funds		244,774
Total income		3,543,677

Expenses
Management fee	$ 854,678
Transfer agent fees	496,280
Distribution fees	793,869
Accounting and security lending fees	63,097
Custodian fees and expenses	8,415
Independent trustees' compensation	478
Registration fees	63,773
Audit	44,370
Legal	9,199
Miscellaneous	48,726
Total expenses before reductions	2,382,885
Expense reductions	(91,442)	2,291,443
Net investment income (loss)		1,252,234
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,786,439
Foreign currency transactions	540
Total net realized gain (loss)		17,786,979
Change in net unrealized appreciation (depreciation) on investment securities		50,856,588
Net gain (loss)		68,643,567
Net increase (decrease) in net assets resulting from operations		$ 69,895,801

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2007	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,252,234	$ 2,590,321
Net realized gain (loss)	17,786,979	18,564,557
Change in net unrealized appreciation (depreciation)	50,856,588	13,773,537
Net increase (decrease) in net assets resulting from operations	69,895,801	34,928,415
Distributions to shareholders from net investment income	(1,881,250)	(2,073,129)
Distributions to shareholders from net realized gain	(20,008,712)	(8,286,409)
Total distributions	(21,889,962)	(10,359,538)
Share transactions - net increase (decrease)	93,870,152	43,551,731
Total increase (decrease) in net assets	141,875,991	68,120,608

Net Assets
Beginning of period	247,442,592	179,321,984
End of period (including distributions in excess of net investment income of $107,114 and undistributed net investment income of $521,902, respectively)	$ 389,318,583	$ 247,442,592

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31,	Years ended July 31,
	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 20.34	$ 18.23	$ 13.22	$ 11.33	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.29	.31	.27	.21
Net realized and unrealized gain (loss)	4.74	2.85	5.52	2.03	1.28
Total from investment operations	4.86	3.14	5.83	2.30	1.49
Distributions from net investment income	(.18)	(.23)	(.29)	(.30)	(.16)
Distributions from net realized gain	(1.50)	(.80)	(.53)	(.11)	-
Total distributions	(1.68)	(1.03)	(.82)	(.41)	(.16)
Net asset value, end of period	$ 23.52	$ 20.34	$ 18.23	$ 13.22	$ 11.33
Total Return B, C, D	25.16%	18.32%	45.48%	20.59%	15.13%
Ratios to Average Net Assets F, I
Expenses before reductions	1.30% A	1.29%	1.31%	1.54%	2.98% A
Expenses net of fee waivers, if any	1.25% A	1.25%	1.28%	1.54%	1.75% A
Expenses net of all reductions	1.24% A	1.24%	1.25%	1.52%	1.72% A
Net investment income (loss)	1.10% A	1.59%	1.98%	2.10%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 142,593	$ 85,000	$ 53,097	$ 22,273	$ 3,993
Portfolio turnover rate G	60% A	65%	62%	52%	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 12, 2002 (commencement of operations) to July 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31,	Years ended July 31,
	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 20.31	$ 18.23	$ 13.21	$ 11.32	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.24	.26	.23	.18
Net realized and unrealized gain (loss)	4.75	2.84	5.53	2.02	1.29
Total from investment operations	4.84	3.08	5.79	2.25	1.47
Distributions from net investment income	(.13)	(.20)	(.24)	(.25)	(.15)
Distributions from net realized gain	(1.50)	(.80)	(.53)	(.11)	-
Total distributions	(1.63)	(1.00)	(.77)	(.36)	(.15)
Net asset value, end of period	$ 23.52	$ 20.31	$ 18.23	$ 13.21	$ 11.32
Total Return B, C, D	25.05%	17.98%	45.12%	20.12%	14.91%
Ratios to Average Net Assets F, I
Expenses before reductions	1.54% A	1.55%	1.61%	1.86%	3.32% A
Expenses net of fee waivers, if any	1.50% A	1.50%	1.57%	1.85%	2.00% A
Expenses net of all reductions	1.49% A	1.49%	1.54%	1.83%	1.97% A
Net investment income (loss)	.85% A	1.34%	1.70%	1.80%	2.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 138,591	$ 91,224	$ 66,303	$ 26,037	$ 9,049
Portfolio turnover rate G	60% A	65%	62%	52%	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 12, 2002 (commencement of operations) to July 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31,	Years ended July 31,
	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 20.19	$ 18.16	$ 13.18	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.15	.18	.16	.14
Net realized and unrealized gain (loss)	4.72	2.83	5.50	2.04	1.28
Total from investment operations	4.76	2.98	5.68	2.20	1.42
Distributions from net investment income	(.05)	(.15)	(.17)	(.20)	(.13)
Distributions from net realized gain	(1.48)	(.80)	(.53)	(.11)	-
Total distributions	(1.53)	(.95)	(.70)	(.31)	(.13)
Net asset value, end of period	$ 23.42	$ 20.19	$ 18.16	$ 13.18	$ 11.29
Total Return B, C, D	24.69%	17.42%	44.31%	19.67%	14.38%
Ratios to Average Net Assets F, I
Expenses before reductions	2.08% A	2.05%	2.10%	2.33%	3.82% A
Expenses net of fee waivers, if any	2.00% A	2.00%	2.07%	2.33%	2.50% A
Expenses net of all reductions	1.99% A	1.98%	2.03%	2.31%	2.47% A
Net investment income (loss)	.35% A	.84%	1.20%	1.31%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,170	$ 27,397	$ 26,349	$ 12,910	$ 5,061
Portfolio turnover rate G	60% A	65%	62%	52%	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 12, 2002 (commencement of operations) to July 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31,	Years ended July 31,
	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 20.21	$ 18.17	$ 13.18	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.15	.19	.17	.14
Net realized and unrealized gain (loss)	4.72	2.84	5.50	2.03	1.28
Total from investment operations	4.76	2.99	5.69	2.20	1.42
Distributions from net investment income	(.05)	(.15)	(.17)	(.20)	(.13)
Distributions from net realized gain	(1.50)	(.80)	(.53)	(.11)	-
Total distributions	(1.55)	(.95)	(.70)	(.31)	(.13)
Net asset value, end of period	$ 23.42	$ 20.21	$ 18.17	$ 13.18	$ 11.29
Total Return B, C, D	24.69%	17.46%	44.38%	19.67%	14.38%
Ratios to Average Net Assets F, I
Expenses before reductions	2.06% A	2.05%	2.09%	2.29%	3.76% A
Expenses net of fee waivers, if any	2.00% A	2.00%	2.05%	2.29%	2.50% A
Expenses net of all reductions	1.99% A	1.98%	2.02%	2.27%	2.47% A
Net investment income (loss)	.35% A	.84%	1.22%	1.35%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,365	$ 36,669	$ 29,410	$ 13,671	$ 5,059
Portfolio turnover rate G	60% A	65%	62%	52%	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 12, 2002 (commencement of operations) to July 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31,	Years ended July 31,
	2007	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 20.47	$ 18.33	$ 13.28	$ 11.35	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.35	.36	.32	.23
Net realized and unrealized gain (loss)	4.77	2.85	5.56	2.04	1.28
Total from investment operations	4.92	3.20	5.92	2.36	1.51
Distributions from net investment income	(.24)	(.26)	(.34)	(.32)	(.16)
Distributions from net realized gain	(1.50)	(.80)	(.53)	(.11)	-
Total distributions B, C	(1.74)	(1.06)	(.87)	(.43)	(.16)
Net asset value, end of period	$ 23.65	$ 20.47	$ 18.33	$ 13.28	$ 11.35
Total Return	25.33%	18.61%	46.05%	21.11%	15.33%
Ratios to Average Net Assets E, H
Expenses before reductions	1.01% A	.94%	.91%	1.12%	2.68% A
Expenses net of fee waivers, if any	1.00% A	.94%	.91%	1.12%	1.50% A
Expenses net of all reductions	.99% A	.92%	.88%	1.10%	1.47% A
Net investment income (loss)	1.35% A	1.90%	2.35%	2.53%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,599	$ 7,152	$ 4,162	$ 2,478	$ 1,225
Portfolio turnover rate F	60% A	65%	62%	52%	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 12, 2002 (commencement of operations) to July 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2007

1. Significant Accounting Policies.

Fidelity Advisor Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of

Semiannual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 109,592,944
Unrealized depreciation	(1,615,132)
Net unrealized appreciation (depreciation)	$ 107,977,812
Cost for federal income tax purposes	$ 293,129,669

Semiannual Report

1. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $167,002,042 and $89,965,265, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30%

Semiannual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 134,855	$ 10,344
Class T	.25%	.25%	270,080	1,404
Class B	.75%	.25%	157,335	118,002
Class C	.75%	.25%	231,599	51,518
			$ 793,869	$ 181,268

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 88,067
Class T	19,100
Class B*	24,069
Class C*	2,290
$ 133,526

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 175,255.33
Class T	172,983.32
Class B	56,419.36
Class C	77,667.34
Institutional Class	13,956.29
	$ 496,280

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,971 for the period.

Semiannual Report

Notes to Financial Statements - continued

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $357 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $8,590.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

7. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.25%	$ 26,974
Class T	1.50%	25,631
Class B	2.00%	13,786
Class C	2.00%	14,682
Institutional Class	1.00%	555
		$ 81,628

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,318 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,213. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 755
Institutional Class	38
$ 793

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations

Semiannual Report

Notes to Financial Statements - continued

8. Other - continued

in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2007	Year ended July 31, 2006
From net investment income
Class A	$ 910,998	$ 741,719
Class T	671,344	796,426
Class B	73,434	226,838
Class C	121,381	250,448
Institutional Class	104,093	57,698
Total	$ 1,881,250	$ 2,073,129
From net realized gain
Class A	$ 7,016,403	$ 2,548,943
Class T	7,245,888	3,068,411
Class B	2,110,411	1,188,352
Class C	3,021,143	1,299,203
Institutional Class	614,867	181,500
Total	$ 20,008,712	$ 8,286,409

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2007	Year ended July 31, 2006	Six months ended January 31, 2007	Year ended July 31, 2006
Class A
Shares sold	2,087,413	2,262,157	$ 44,996,050	$ 41,503,690
Reinvestment of distributions	360,749	181,664	7,512,907	3,138,257
Shares redeemed	(565,057)	(1,177,662)	(12,144,860)	(21,289,349)
Net increase (decrease)	1,883,105	1,266,159	$ 40,364,097	$ 23,352,598
Class T
Shares sold	1,800,856	2,143,039	$ 39,064,987	$ 39,115,936
Reinvestment of distributions	366,026	214,228	7,615,228	3,700,674
Shares redeemed	(764,739)	(1,504,010)	(16,223,717)	(27,210,343)
Net increase (decrease)	1,402,143	853,257	$ 30,456,498	$ 15,606,267
Class B
Shares sold	337,065	398,999	$ 7,208,462	$ 7,246,734
Reinvestment of distributions	95,389	73,796	1,975,221	1,270,470
Shares redeemed	(202,317)	(566,868)	(4,303,749)	(10,197,671)
Net increase (decrease)	230,137	(94,073)	$ 4,879,934	$ (1,680,467)
Class C
Shares sold	725,843	763,395	$ 15,362,273	$ 14,132,910
Reinvestment of distributions	135,201	80,957	2,802,391	1,394,942
Shares redeemed	(183,313)	(647,908)	(3,893,476)	(11,656,661)
Net increase (decrease)	677,731	196,444	$ 14,271,188	$ 3,871,191
Institutional Class
Shares sold	217,290	225,212	$ 4,672,811	$ 4,253,663
Reinvestment of distributions	30,516	12,056	638,836	209,183
Shares redeemed	(64,528)	(115,041)	(1,413,212)	(2,060,704)
Net increase (decrease)	183,278	122,227	$ 3,898,435	$ 2,402,142

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series VII and Shareholders of Fidelity Advisor Real Estate Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Real Estate Fund (the Fund), a fund of Fidelity Advisor Series VII, including the schedule of investments as of January 31, 2007, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and for the year ended July 31, 2006, and the financial highlights for the six months ended January 31, 2007, and each of the four years in the period ended July 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Real Estate Fund as of January 31, 2007, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended July 31, 2006, and the financial highlights for the six months ended January 31, 2007, and each of the four years in the period ended July 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 21, 2007

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on September 30, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	2,206,930,035.62	96.925
Withheld	70,013,151.28	3.075
TOTAL	2,276,943,186.90	100.000
Albert R. Gamper, Jr.
Affirmative	2,206,929,647.55	96.925
Withheld	70,013,539.35	3.075
TOTAL	2,276,943,186.90	100.000
Robert M. Gates
Affirmative	2,205,212,761.55	96.850
Withheld	71,730,425.35	3.150
TOTAL	2,276,943,186.90	100.000
George H. Heilmeier
Affirmative	2,204,247,730.70	96.807
Withheld	72,695,456.20	3.193
TOTAL	2,276,943,186.90	100.000
Edward C. Johnson 3d
Affirmative	2,203,739,123.67	96.785
Withheld	73,204,063.23	3.215
TOTAL	2,276,943,186.90	100.000
Stephen P. Jonas
Affirmative	2,207,154,045.47	96.935
Withheld	69,789,141.43	3.065
TOTAL	2,276,943,186.90	100.000
James H. KeyesB
Affirmative	2,205,258,024.08	96.852
Withheld	71,685,162.82	3.148
TOTAL	2,276,943,186.90	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	2,205,892,060.16	96.880
Withheld	71,051,126.74	3.120
TOTAL	2,276,943,186.90	100.000
Ned C. Lautenbach
Affirmative	2,205,297,807.97	96.853
Withheld	71,645,378.93	3.147
TOTAL	2,276,943,186.90	100.000
William O. McCoy
Affirmative	2,204,396,505.93	96.814
Withheld	72,546,680.97	3.186
TOTAL	2,276,943,186.90	100.000
Robert L. Reynolds
Affirmative	2,206,981,118.77	96.927
Withheld	69,962,068.13	3.073
TOTAL	2,276,943,186.90	100.000
Cornelia M. Small
Affirmative	2,206,379,820.44	96.901
Withheld	70,563,366.46	3.099
TOTAL	2,276,943,186.90	100.000
William S. Stavropoulos
Affirmative	2,205,403,278.90	96.858
Withheld	71,539,908.00	3.142
TOTAL	2,276,943,186.90	100.000
Kenneth L. Wolfe
Affirmative	2,205,707,840.10	96.871
Withheld	71,235,346.80	3.129
TOTAL	2,276,943,186.90	100.000
A Denotes trust-wide proposal and voting results. B Effective on or about January 1, 2007.

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

ARE-USAN-0307
1.789730.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity ® Advisor

Real Estate
Fund - Institutional Class

Semiannual Report

January 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Class A
Actual	$ 1,000.00	$ 1,251.60	$ 7.09
Hypothetical A	$ 1,000.00	$ 1,018.90	$ 6.36
Class T
Actual	$ 1,000.00	$ 1,250.50	$ 8.51
Hypothetical A	$ 1,000.00	$ 1,017.64	$ 7.63
Class B
Actual	$ 1,000.00	$ 1,246.90	$ 11.33
Hypothetical A	$ 1,000.00	$ 1,015.12	$ 10.16
	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Class C
Actual	$ 1,000.00	$ 1,246.90	$ 11.33
Hypothetical A	$ 1,000.00	$ 1,015.12	$ 10.16
Institutional Class
Actual	$ 1,000.00	$ 1,253.30	$ 5.68
Hypothetical A	$ 1,000.00	$ 1,020.16	$ 5.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	1.00%

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Equity Residential (SBI)	7.2	7.4
Equity Office Properties Trust	6.9	5.5
General Growth Properties, Inc.	6.0	5.9
Public Storage, Inc.	5.6	3.0
Vornado Realty Trust	5.2	4.0
Simon Property Group, Inc.	5.0	5.3
Duke Realty LP	4.7	4.3
ProLogis Trust	4.6	6.4
Host Hotels & Resorts, Inc.	4.5	5.5
Boston Properties, Inc.	3.6	4.2
	53.3
Top Five REIT Sectors as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Office Buildings	23.0	22.7
REITs - Apartments	17.9	16.6
REITs - Industrial Buildings	16.5	13.7
REITs - Malls	14.5	14.8
REITs - Shopping Centers	11.7	13.6
Asset Allocation (% of fund's net assets)
As of January 31, 2007 *		As of July 31, 2006 **
	Stocks 98.5%		Stocks 97.1%
	Short-Term Investments and Net Other Assets 1.5%		Short-Term Investments and Net Other Assets 2.9%
* Foreign investments	1.6%	** Foreign investments	0.0%

Semiannual Report

Investments January 31, 2007

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Diversified Commercial & Professional Services - 0.5%
The Geo Group, Inc. (a)	46,850	$ 2,052,967
HEALTH CARE PROVIDERS & SERVICES - 1.0%
Health Care Facilities - 1.0%
Brookdale Senior Living, Inc.	61,000	2,928,000
Capital Senior Living Corp. (a)	49,727	529,095
Sun Healthcare Group, Inc. (a)	37,500	462,000
TOTAL HEALTH CARE FACILITIES		3,919,095
HOTELS, RESTAURANTS & LEISURE - 3.2%
Hotels, Resorts & Cruise Lines - 3.2%
Gaylord Entertainment Co. (a)	6,800	375,768
Hilton Hotels Corp.	42,100	1,489,919
Starwood Hotels & Resorts Worldwide, Inc.	168,900	10,569,762
TOTAL HOTELS, RESORTS & CRUISE LINES		12,435,449
REAL ESTATE INVESTMENT TRUSTS - 92.2%
REITs - Apartments - 17.9%
AvalonBay Communities, Inc.	68,100	10,103,316
BRE Properties, Inc. Class A	115,400	8,009,914
Equity Residential (SBI)	497,100	27,976,787
GMH Communities Trust	179,979	1,765,594
Home Properties of New York, Inc.	125,500	8,068,395
United Dominion Realty Trust, Inc. (SBI)	419,600	13,758,684
TOTAL REITS - APARTMENTS		69,682,690
REITs - Factory Outlets - 2.0%
Tanger Factory Outlet Centers, Inc.	193,500	7,856,100
REITs - Hotels - 4.5%
Host Hotels & Resorts, Inc. (d)	666,594	17,644,743
REITs - Industrial Buildings - 16.5%
AMB Property Corp. (SBI)	14,400	876,240
DCT Industrial Trust, Inc.	450,200	5,321,364
Duke Realty LP	415,110	18,314,653
Common Stocks - continued
	Shares	Value (Note 1)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Industrial Buildings - continued
ProLogis Trust	278,623	$ 18,110,495
Public Storage, Inc.	199,418	21,688,702
TOTAL REITS - INDUSTRIAL BUILDINGS		64,311,454
REITs - Malls - 14.5%
CBL & Associates Properties, Inc.	222,907	10,461,026
General Growth Properties, Inc.	383,099	23,568,250
Simon Property Group, Inc.	170,000	19,446,300
Taubman Centers, Inc.	54,000	3,146,580
TOTAL REITS - MALLS		56,622,156
REITs - Management/Investment - 1.9%
Equity Lifestyle Properties, Inc.	48,900	2,700,747
Mission West Properties, Inc.	124,100	1,585,998
Washington (REIT) (SBI) (d)	68,800	2,941,200
TOTAL REITS - MANAGEMENT/INVESTMENT		7,227,945
REITs - Mortgage - 0.2%
HomeBanc Mortgage Corp., Georgia	210,200	695,762
REITs - Office Buildings - 23.0%
Alexandria Real Estate Equities, Inc. (d)	115,600	12,526,416
American Financial Realty Trust (SBI)	285,600	3,193,008
Boston Properties, Inc. (d)	111,900	14,109,471
Corporate Office Properties Trust (SBI)	201,300	10,725,264
Douglas Emmett, Inc.	133,800	3,660,768
Equity Office Properties Trust	481,400	26,741,770
Kilroy Realty Corp.	33,900	2,943,876
SL Green Realty Corp.	72,400	10,612,392
Sovran Self Storage, Inc.	82,702	4,962,120
TOTAL REITS - OFFICE BUILDINGS		89,475,085
REITs - Shopping Centers - 11.7%
Developers Diversified Realty Corp.	98,100	6,584,472
Inland Real Estate Corp. (d)	225,800	4,565,676
Kimco Realty Corp.	192,990	9,572,304
Kite Realty Group Trust	55,600	1,084,200
Common Stocks - continued
	Shares	Value (Note 1)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Shopping Centers - continued
Vornado Realty Trust	165,350	$ 20,230,573
Weingarten Realty Investors (SBI)	67,900	3,361,729
TOTAL REITS - SHOPPING CENTERS		45,398,954
TOTAL REAL ESTATE INVESTMENT TRUSTS		358,914,889
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.6%
Real Estate Management & Development - 1.6%
Brookfield Properties Corp.	114,200	5,314,869
GAGFAH SA	26,600	796,003
HFF, Inc. (a)	9,400	175,780
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		6,286,652
TOTAL COMMON STOCKS (Cost $275,456,514)		383,609,052
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 5.35% (b)	10,028,754	10,028,754
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	7,469,675	7,469,675
TOTAL MONEY MARKET FUNDS (Cost $17,498,429)		17,498,429
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $292,954,943)		401,107,481
NET OTHER ASSETS - (3.0)%		(11,788,898)
NET ASSETS - 100%		$ 389,318,583
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 236,184
Fidelity Securities Lending Cash Central Fund	8,590
Total	$ 244,774

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2007

Assets
Investment in securities, at value (including securities loaned of $7,434,250) - See accompanying schedule: Unaffiliated issuers (cost $275,456,514)	$ 383,609,052
Fidelity Central Funds (cost $17,498,429)	17,498,429
Total Investments (cost $292,954,943)		$ 401,107,481
Foreign currency held at value (cost $13)		13
Receivable for investments sold		4,984,890
Receivable for fund shares sold		1,785,737
Dividends receivable		249,352
Interest receivable		34,113
Prepaid expenses		1,107
Other receivables		1,259
Total assets		408,163,952

Liabilities
Payable to custodian bank	$ 135,894
Payable for investments purchased	9,947,295
Payable for fund shares redeemed	771,252
Accrued management fee	175,965
Distribution fees payable	152,709
Other affiliated payables	97,673
Other payables and accrued expenses	94,906
Collateral on securities loaned, at value	7,469,675
Total liabilities		18,845,369

Net Assets		$ 389,318,583
Net Assets consist of:
Paid in capital		$ 269,706,520
Distributions in excess of net investment income		(107,114)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,566,639
Net unrealized appreciation (depreciation) on investments		108,152,538
Net Assets		$ 389,318,583
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($142,593,071 ÷ 6,061,554 shares)	$ 23.52

Maximum offering price per share (100/94.25 of $23.52)	$ 24.95
Class T: Net Asset Value and redemption price per share ($138,591,356 ÷ 5,892,729 shares)	$ 23.52

Maximum offering price per share (100/96.50 of $23.52)	$ 24.37
Class B: Net Asset Value and offering price per share ($37,170,197 ÷ 1,587,343 shares)A	$ 23.42

Class C: Net Asset Value and offering price per share ($58,365,355 ÷ 2,492,471 shares)A	$ 23.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,598,604 ÷ 532,599 shares)	$ 23.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2007

Investment Income
Dividends		$ 3,298,892
Interest		11
Income from Fidelity Central Funds		244,774
Total income		3,543,677

Expenses
Management fee	$ 854,678
Transfer agent fees	496,280
Distribution fees	793,869
Accounting and security lending fees	63,097
Custodian fees and expenses	8,415
Independent trustees' compensation	478
Registration fees	63,773
Audit	44,370
Legal	9,199
Miscellaneous	48,726
Total expenses before reductions	2,382,885
Expense reductions	(91,442)	2,291,443
Net investment income (loss)		1,252,234
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,786,439
Foreign currency transactions	540
Total net realized gain (loss)		17,786,979
Change in net unrealized appreciation (depreciation) on investment securities		50,856,588
Net gain (loss)		68,643,567
Net increase (decrease) in net assets resulting from operations		$ 69,895,801

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2007	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,252,234	$ 2,590,321
Net realized gain (loss)	17,786,979	18,564,557
Change in net unrealized appreciation (depreciation)	50,856,588	13,773,537
Net increase (decrease) in net assets resulting from operations	69,895,801	34,928,415
Distributions to shareholders from net investment income	(1,881,250)	(2,073,129)
Distributions to shareholders from net realized gain	(20,008,712)	(8,286,409)
Total distributions	(21,889,962)	(10,359,538)
Share transactions - net increase (decrease)	93,870,152	43,551,731
Total increase (decrease) in net assets	141,875,991	68,120,608

Net Assets
Beginning of period	247,442,592	179,321,984
End of period (including distributions in excess of net investment income of $107,114 and undistributed net investment income of $521,902, respectively)	$ 389,318,583	$ 247,442,592

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31,	Years ended July 31,
	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 20.34	$ 18.23	$ 13.22	$ 11.33	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.29	.31	.27	.21
Net realized and unrealized gain (loss)	4.74	2.85	5.52	2.03	1.28
Total from investment operations	4.86	3.14	5.83	2.30	1.49
Distributions from net investment income	(.18)	(.23)	(.29)	(.30)	(.16)
Distributions from net realized gain	(1.50)	(.80)	(.53)	(.11)	-
Total distributions	(1.68)	(1.03)	(.82)	(.41)	(.16)
Net asset value, end of period	$ 23.52	$ 20.34	$ 18.23	$ 13.22	$ 11.33
Total Return B, C, D	25.16%	18.32%	45.48%	20.59%	15.13%
Ratios to Average Net Assets F, I
Expenses before reductions	1.30% A	1.29%	1.31%	1.54%	2.98% A
Expenses net of fee waivers, if any	1.25% A	1.25%	1.28%	1.54%	1.75% A
Expenses net of all reductions	1.24% A	1.24%	1.25%	1.52%	1.72% A
Net investment income (loss)	1.10% A	1.59%	1.98%	2.10%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 142,593	$ 85,000	$ 53,097	$ 22,273	$ 3,993
Portfolio turnover rate G	60% A	65%	62%	52%	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 12, 2002 (commencement of operations) to July 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31,	Years ended July 31,
	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 20.31	$ 18.23	$ 13.21	$ 11.32	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.24	.26	.23	.18
Net realized and unrealized gain (loss)	4.75	2.84	5.53	2.02	1.29
Total from investment operations	4.84	3.08	5.79	2.25	1.47
Distributions from net investment income	(.13)	(.20)	(.24)	(.25)	(.15)
Distributions from net realized gain	(1.50)	(.80)	(.53)	(.11)	-
Total distributions	(1.63)	(1.00)	(.77)	(.36)	(.15)
Net asset value, end of period	$ 23.52	$ 20.31	$ 18.23	$ 13.21	$ 11.32
Total Return B, C, D	25.05%	17.98%	45.12%	20.12%	14.91%
Ratios to Average Net Assets F, I
Expenses before reductions	1.54% A	1.55%	1.61%	1.86%	3.32% A
Expenses net of fee waivers, if any	1.50% A	1.50%	1.57%	1.85%	2.00% A
Expenses net of all reductions	1.49% A	1.49%	1.54%	1.83%	1.97% A
Net investment income (loss)	.85% A	1.34%	1.70%	1.80%	2.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 138,591	$ 91,224	$ 66,303	$ 26,037	$ 9,049
Portfolio turnover rate G	60% A	65%	62%	52%	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 12, 2002 (commencement of operations) to July 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31,	Years ended July 31,
	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 20.19	$ 18.16	$ 13.18	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.15	.18	.16	.14
Net realized and unrealized gain (loss)	4.72	2.83	5.50	2.04	1.28
Total from investment operations	4.76	2.98	5.68	2.20	1.42
Distributions from net investment income	(.05)	(.15)	(.17)	(.20)	(.13)
Distributions from net realized gain	(1.48)	(.80)	(.53)	(.11)	-
Total distributions	(1.53)	(.95)	(.70)	(.31)	(.13)
Net asset value, end of period	$ 23.42	$ 20.19	$ 18.16	$ 13.18	$ 11.29
Total Return B, C, D	24.69%	17.42%	44.31%	19.67%	14.38%
Ratios to Average Net Assets F, I
Expenses before reductions	2.08% A	2.05%	2.10%	2.33%	3.82% A
Expenses net of fee waivers, if any	2.00% A	2.00%	2.07%	2.33%	2.50% A
Expenses net of all reductions	1.99% A	1.98%	2.03%	2.31%	2.47% A
Net investment income (loss)	.35% A	.84%	1.20%	1.31%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,170	$ 27,397	$ 26,349	$ 12,910	$ 5,061
Portfolio turnover rate G	60% A	65%	62%	52%	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 12, 2002 (commencement of operations) to July 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31,	Years ended July 31,
	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 20.21	$ 18.17	$ 13.18	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.15	.19	.17	.14
Net realized and unrealized gain (loss)	4.72	2.84	5.50	2.03	1.28
Total from investment operations	4.76	2.99	5.69	2.20	1.42
Distributions from net investment income	(.05)	(.15)	(.17)	(.20)	(.13)
Distributions from net realized gain	(1.50)	(.80)	(.53)	(.11)	-
Total distributions	(1.55)	(.95)	(.70)	(.31)	(.13)
Net asset value, end of period	$ 23.42	$ 20.21	$ 18.17	$ 13.18	$ 11.29
Total Return B, C, D	24.69%	17.46%	44.38%	19.67%	14.38%
Ratios to Average Net Assets F, I
Expenses before reductions	2.06% A	2.05%	2.09%	2.29%	3.76% A
Expenses net of fee waivers, if any	2.00% A	2.00%	2.05%	2.29%	2.50% A
Expenses net of all reductions	1.99% A	1.98%	2.02%	2.27%	2.47% A
Net investment income (loss)	.35% A	.84%	1.22%	1.35%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,365	$ 36,669	$ 29,410	$ 13,671	$ 5,059
Portfolio turnover rate G	60% A	65%	62%	52%	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 12, 2002 (commencement of operations) to July 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31,	Years ended July 31,
	2007	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 20.47	$ 18.33	$ 13.28	$ 11.35	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.35	.36	.32	.23
Net realized and unrealized gain (loss)	4.77	2.85	5.56	2.04	1.28
Total from investment operations	4.92	3.20	5.92	2.36	1.51
Distributions from net investment income	(.24)	(.26)	(.34)	(.32)	(.16)
Distributions from net realized gain	(1.50)	(.80)	(.53)	(.11)	-
Total distributions B, C	(1.74)	(1.06)	(.87)	(.43)	(.16)
Net asset value, end of period	$ 23.65	$ 20.47	$ 18.33	$ 13.28	$ 11.35
Total Return	25.33%	18.61%	46.05%	21.11%	15.33%
Ratios to Average Net Assets E, H
Expenses before reductions	1.01% A	.94%	.91%	1.12%	2.68% A
Expenses net of fee waivers, if any	1.00% A	.94%	.91%	1.12%	1.50% A
Expenses net of all reductions	.99% A	.92%	.88%	1.10%	1.47% A
Net investment income (loss)	1.35% A	1.90%	2.35%	2.53%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,599	$ 7,152	$ 4,162	$ 2,478	$ 1,225
Portfolio turnover rate F	60% A	65%	62%	52%	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 12, 2002 (commencement of operations) to July 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2007

1. Significant Accounting Policies.

Fidelity Advisor Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of

Semiannual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 109,592,944
Unrealized depreciation	(1,615,132)
Net unrealized appreciation (depreciation)	$ 107,977,812
Cost for federal income tax purposes	$ 293,129,669

Semiannual Report

1. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $167,002,042 and $89,965,265, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30%

Semiannual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 134,855	$ 10,344
Class T	.25%	.25%	270,080	1,404
Class B	.75%	.25%	157,335	118,002
Class C	.75%	.25%	231,599	51,518
			$ 793,869	$ 181,268

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 88,067
Class T	19,100
Class B*	24,069
Class C*	2,290
$ 133,526

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 175,255.33
Class T	172,983.32
Class B	56,419.36
Class C	77,667.34
Institutional Class	13,956.29
	$ 496,280

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,971 for the period.

Semiannual Report

Notes to Financial Statements - continued

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $357 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $8,590.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

7. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.25%	$ 26,974
Class T	1.50%	25,631
Class B	2.00%	13,786
Class C	2.00%	14,682
Institutional Class	1.00%	555
		$ 81,628

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,318 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,213. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 755
Institutional Class	38
$ 793

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations

Semiannual Report

Notes to Financial Statements - continued

8. Other - continued

in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2007	Year ended July 31, 2006
From net investment income
Class A	$ 910,998	$ 741,719
Class T	671,344	796,426
Class B	73,434	226,838
Class C	121,381	250,448
Institutional Class	104,093	57,698
Total	$ 1,881,250	$ 2,073,129
From net realized gain
Class A	$ 7,016,403	$ 2,548,943
Class T	7,245,888	3,068,411
Class B	2,110,411	1,188,352
Class C	3,021,143	1,299,203
Institutional Class	614,867	181,500
Total	$ 20,008,712	$ 8,286,409

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2007	Year ended July 31, 2006	Six months ended January 31, 2007	Year ended July 31, 2006
Class A
Shares sold	2,087,413	2,262,157	$ 44,996,050	$ 41,503,690
Reinvestment of distributions	360,749	181,664	7,512,907	3,138,257
Shares redeemed	(565,057)	(1,177,662)	(12,144,860)	(21,289,349)
Net increase (decrease)	1,883,105	1,266,159	$ 40,364,097	$ 23,352,598
Class T
Shares sold	1,800,856	2,143,039	$ 39,064,987	$ 39,115,936
Reinvestment of distributions	366,026	214,228	7,615,228	3,700,674
Shares redeemed	(764,739)	(1,504,010)	(16,223,717)	(27,210,343)
Net increase (decrease)	1,402,143	853,257	$ 30,456,498	$ 15,606,267
Class B
Shares sold	337,065	398,999	$ 7,208,462	$ 7,246,734
Reinvestment of distributions	95,389	73,796	1,975,221	1,270,470
Shares redeemed	(202,317)	(566,868)	(4,303,749)	(10,197,671)
Net increase (decrease)	230,137	(94,073)	$ 4,879,934	$ (1,680,467)
Class C
Shares sold	725,843	763,395	$ 15,362,273	$ 14,132,910
Reinvestment of distributions	135,201	80,957	2,802,391	1,394,942
Shares redeemed	(183,313)	(647,908)	(3,893,476)	(11,656,661)
Net increase (decrease)	677,731	196,444	$ 14,271,188	$ 3,871,191
Institutional Class
Shares sold	217,290	225,212	$ 4,672,811	$ 4,253,663
Reinvestment of distributions	30,516	12,056	638,836	209,183
Shares redeemed	(64,528)	(115,041)	(1,413,212)	(2,060,704)
Net increase (decrease)	183,278	122,227	$ 3,898,435	$ 2,402,142

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series VII and Shareholders of Fidelity Advisor Real Estate Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Real Estate Fund (the Fund), a fund of Fidelity Advisor Series VII, including the schedule of investments as of January 31, 2007, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and for the year ended July 31, 2006, and the financial highlights for the six months ended January 31, 2007, and each of the four years in the period ended July 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Real Estate Fund as of January 31, 2007, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended July 31, 2006, and the financial highlights for the six months ended January 31, 2007, and each of the four years in the period ended July 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 21, 2007

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on September 30, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	2,206,930,035.62	96.925
Withheld	70,013,151.28	3.075
TOTAL	2,276,943,186.90	100.000
Albert R. Gamper, Jr.
Affirmative	2,206,929,647.55	96.925
Withheld	70,013,539.35	3.075
TOTAL	2,276,943,186.90	100.000
Robert M. Gates
Affirmative	2,205,212,761.55	96.850
Withheld	71,730,425.35	3.150
TOTAL	2,276,943,186.90	100.000
George H. Heilmeier
Affirmative	2,204,247,730.70	96.807
Withheld	72,695,456.20	3.193
TOTAL	2,276,943,186.90	100.000
Edward C. Johnson 3d
Affirmative	2,203,739,123.67	96.785
Withheld	73,204,063.23	3.215
TOTAL	2,276,943,186.90	100.000
Stephen P. Jonas
Affirmative	2,207,154,045.47	96.935
Withheld	69,789,141.43	3.065
TOTAL	2,276,943,186.90	100.000
James H. KeyesB
Affirmative	2,205,258,024.08	96.852
Withheld	71,685,162.82	3.148
TOTAL	2,276,943,186.90	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	2,205,892,060.16	96.880
Withheld	71,051,126.74	3.120
TOTAL	2,276,943,186.90	100.000
Ned C. Lautenbach
Affirmative	2,205,297,807.97	96.853
Withheld	71,645,378.93	3.147
TOTAL	2,276,943,186.90	100.000
William O. McCoy
Affirmative	2,204,396,505.93	96.814
Withheld	72,546,680.97	3.186
TOTAL	2,276,943,186.90	100.000
Robert L. Reynolds
Affirmative	2,206,981,118.77	96.927
Withheld	69,962,068.13	3.073
TOTAL	2,276,943,186.90	100.000
Cornelia M. Small
Affirmative	2,206,379,820.44	96.901
Withheld	70,563,366.46	3.099
TOTAL	2,276,943,186.90	100.000
William S. Stavropoulos
Affirmative	2,205,403,278.90	96.858
Withheld	71,539,908.00	3.142
TOTAL	2,276,943,186.90	100.000
Kenneth L. Wolfe
Affirmative	2,205,707,840.10	96.871
Withheld	71,235,346.80	3.129
TOTAL	2,276,943,186.90	100.000
A Denotes trust-wide proposal and voting results. B Effective on or about January 1, 2007.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

AREI-USAN-0307
1.789731.104

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VII's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 22, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 22, 2007